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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-5430

SSgA Funds
(Exact name of registrant as specified in charter)

909 A Street, Tacoma Washington			98402
(Address of principal executive offices)			(Zip code)

J. David Griswold Vice President, Secretary and Chief Legal Officer 909 A Street Tacoma, Washington 98402 253-439-5381
(Name and address of agent for service)

Registrant’s telephone number, including area code:		253-439-9500

Date of fiscal year end:	August 31

Date of reporting period:	September 1, 2004 to February 28, 2005

Item 1. Reports to Stockholders

LIFE SOLUTIONS FUNDS

LS Balanced Fund

LS Balanced Fund - Class R

LS Growth Fund

LS Growth Fund - Class R

LS Income and Growth Fund

LS Income and Growth Fund - Class R

Semiannual Report

February 28, 2005

SSgA Life SolutionsSM Funds

Balanced Fund

Growth Fund

Income and Growth Fund

Semiannual Report (Unaudited)

February 28, 2005

"SSgA" is a registered trademark and "Life SolutionsSM" is a registered service mark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

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SSgA Life Solutions

Balanced Fund

Shareholder Expense Example - February 28, 2005 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for both classes is from September 1, 2004 to February 28, 2005.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Institutional Class	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2004	$1,000.00	$1,000.00
Ending Account Value February 28, 2005	$1,085.33	$1,023.61
Expenses Paid During Period *	$1.45	$1.40

* Expenses are equal to the Fund's annualized expense ratio of .28% , multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Class R	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2004	$1,000.00	$1,000.00
Ending Account Value February 28, 2005	$1,085.23	$1,023.12
Expenses Paid During Period *	$1.96	$1.91

* Expenses are equal to the Fund's annualized expense ratio of .38% , multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses for Class R are lower for the period due to lower than expected fee for distribution and shareholder service. Such fees may be significantly higher in the future. Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Life Solutions Balanced Fund

3

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SSgA Life Solutions
Balanced Fund

Schedule of Investments - February 28, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Investments - 100.0%
Bonds - 32.6%
SSgA Bond Market Fund	3,356,073	33,930
Domestic Equities - 52.7%
SSgA Aggressive Equity Fund	3,792,734	20,746
SSgA Large Cap Growth Opportunities Fund	1,167,770	11,573
SSgA Large Cap Value Fund	906,284	10,023
SSgA S&P 500 Index Fund	585,314	11,636
SSgA Tuckerman Active REIT Fund	68,380	998
		54,976
International Equities - 12.8%
SSgA International Growth Opportunities Fund	163,193	1,630
SSgA International Stock Selection Fund	1,153,710	11,722
		13,352
Short-Term Investments - 1.9%
SSgA Money Market Fund	2,001,922	2,002
Total Investments - 100.0% (identified cost $92,042)		104,260
Other Assets and Liabilities Net - (0.0%)		(26)
Net Assets - 100.0%		104,234

Portfolio Summary	% of Net Assets

Bonds	32.6
Domestic Equities	52.7
International Equities	12.8
Short-Term Investments	1.9
Total Investments	100.0
Other Assets and Liabilities, Net	-
Net Assets	100.0

See accompanying notes which are an integral part of the financial statements.

Life Solutions Balanced Fund

5

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SSgA Life Solutions

Growth Fund

Shareholder Expense Example - February 28, 2005 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for both classes is from September 1, 2004 to February 28, 2005.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Institutional Class	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2004	$1,000.00	$1,000.00
Ending Account Value February 28, 2005	$1,108.44	$1,022.92
Expenses Paid During Period *	$2.20	$2.11

* Expenses are equal to the Fund's annualized expense ratio of .42%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Class R	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2004	$1,000.00	$1,000.00
Ending Account Value February 28, 2005	$1,109.77	$1,023.36
Expenses Paid During Period *	$1.73	$1.66

* Expenses are equal to the Fund's annualized expense ratio of .33% , multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses for Class R are lower for the period due to lower than expected fee for distribution and shareholder service. Such fees may be significantly higher in the future. Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Life Solutions Growth Fund

7

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SSgA Life Solutions

Growth Fund

Schedule of Investments - February 28, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Investments - 100.0%
Bonds - 13.0%
SSgA Bond Market Fund	692,436	7,001
Domestic Equities - 67.4%
SSgA Aggressive Equity Fund	2,568,146	14,047
SSgA Large Cap Growth Opportunities Fund	743,526	7,368
SSgA Large Cap Value Fund	597,725	6,611
SSgA S&P 500 Index Fund	392,582	7,805
SSgA Tuckerman Active REIT Fund	37,928	553
		36,384
International Equities - 17.7%
SSgA International Growth Opportunities Fund	80,920	808
SSgA International Stock Selection Fund	863,187	8,770
		9,578
Short-Term Investments - 1.9%
SSgA Money Market Fund	1,044,645	1,045
Total Investments - 100.0% (identified cost $45,938)		54,008
Other Assets and Liabilities Net - (0.0%)		(27)
Net Assets - 100.0%		53,981

Portfolio Summary	% of Net Assets

Bonds	13.0
Domestic Equities	67.4
International Equities	17.7
Short-Term Investments	1.9
Total Investments	100.0
Other Assets and Liabilities, Net	-
Net Assets	100.0

See accompanying notes which are an integral part of the financial statements.

Life Solutions Growth Fund

9

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SSgA Life Solutions

Income and Growth Fund

Shareholder Expense Example - February 28, 2005 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for both classes is from September 1, 2004 to February 28, 2005.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Institutional Class	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2004	$1,000.00	$1,000.00
Ending Account Value February 28, 2005	$1,059.49	$1,022.77
Expenses Paid During Period *	$2.30	$2.26

* Expenses are equal to the Fund's annualized expense ratio of .45% , multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Class R	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2004	$1,000.00	$1,000.00
Ending Account Value February 28, 2005	$1,060.32	$1,023.31
Expenses Paid During Period *	$1.74	$1.71

* Expenses are equal to the Fund's annualized expense ratio of .34%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses for Class R are lower for the period due to lower than expected fee for distribution and shareholder service. Such fees may be significantly higher in the future. Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Life Solutions Income and Growth Fund

11

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SSgA Life Solutions

Income and Growth Fund

Schedule of Investments - February 28, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Investments - 100.0%
Bonds - 52.7%
SSgA Bond Market Fund	1,554,870	15,720
Domestic Equities - 37.8%
SSgA Aggressive Equity Fund	770,234	4,213
SSgA Large Cap Growth Opportunities Fund	249,363	2,471
SSgA Large Cap Value Fund	178,650	1,976
SSgA S&P 500 Index Fund	117,362	2,333
SSgA Tuckerman Active REIT Fund	20,371	297
		11,290
International Equities - 7.6%
SSgA International Growth Opportunities Fund	46,090	460
SSgA International Stock Selection Fund	178,320	1,812
		2,272
Short-Term Investments - 1.9%
SSgA Money Market Fund	573,975	574
Total Investments - 100.0% (identified cost $27,363)		29,856
Other Assets and Liabilities Net - (0.0%)		(11)
Net Assets - 100.0%		29,845

Portfolio Summary	% of Net Assets

Bonds	52.7
Domestic Equities	37.8
International Equities	7.6
Short-Term Investments	1.9
Total Investments	100.0
Other Assets and Liabilities, Net	-
Net Assets	100.0

See accompanying notes which are an integral part of the financial statements.

Life Solutions Income and Growth Fund

13

SSgA Life Solutions

Life Solutions Funds

Statement of Assets and Liabilities - February 28, 2005 (Unaudited)

Amounts in thousands	Life Solutions Balanced Fund	Life Solutions Growth Fund	Life Solutions Income and Growth Fund
Assets
Investments, at identified cost	$92,042	$45,938	$27,363
Investments, at market	104,260	54,008	29,856
Receivables:
Dividends from affiliated money market funds	3	2	1
Investments sold	-	-	30
Fund shares sold	52	35	16
From advisor	-	-	21
Prepaid expenses	1	1	1
Total assets	104,316	54,046	29,925
Liabilities
Payables:
Investments purchased	36	27	-
Fund shares redeemed	14	7	53
Accrued fees to affiliates	7	7	3
Other accrued expenses	25	24	24
Total liabilities	82	65	80
Net Assets	$104,234	$53,981	$29,845
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(146)	$(93)	$17
Accumulated net realized gain (loss)	(18,830)	(14,502)	(3,190)
Unrealized appreciation (depreciation) on investments	12,218	8,070	2,493
Shares of beneficial interest	9	5	3
Additional paid-in capital	110,983	60,501	30,522
Net Assets	$104,234	$53,981	$29,845
Net Asset Value, offering and redemption price per share:
Net asset value per share: Institutional Class*	$11.70	$11.51	$11.79
Net assets	$104,214,287	$53,969,849	$29,834,627
Shares outstanding ($.001 par value)	8,908,433	4,687,018	2,530,060
Net asset value per share: Class R*	$11.68	$11.52	$11.78
Net assets	$20,185	$11,381	$10,757
Shares outstanding ($.001 par value)	1,728	988	913

*  Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Statement of Assets and Liabilities

14

SSgA Life Solutions

Life Solutions Funds

Statement of Operations - For the Period Ended February 28, 2005 (Unaudited)

Amounts in thousands	Life Solutions Balanced Fund	Life Solutions Growth Fund	Life Solutions Income and Growth Fund
Investment Income
Income distributions from Underlying Funds	$1,888	$750	$707
Expenses
Fund accounting fees	14	14	15
Distribution fees	10	6	4
Transfer agent fees	26	26	26
Professional fees	9	9	8
Registration fees	11	11	10
Shareholder servicing fees	58	31	17
Insurance fees	1	-	-
Printing fees	7	8	7
Miscellaneous	2	2	2
Expenses before reductions	138	107	89
Expense reductions	-	-	(22)
Net expenses	138	107	67
Net investment income (loss)	1,750	643	640
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments	276	146	99
Capital gain distributions from Underlying Funds	254	67	115
Net change in unrealized appreciation (depreciation) on investments	5,797	4,422	862
Net realized and unrealized gain (loss)	6,327	4,635	1,076
Net Increase (Decrease) in Net Assets from Operations	$8,077	$5,278	$1,716

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

15

SSgA Life Solutions

Life Solutions Funds

Statement of Changes in Net Assets

	Life Solutions Balanced Fund		Life Solutions Growth Fund		Life Solutions Income and Growth Fund
Amounts in thousands	Six Months Ended February 28, 2005 (Unaudited)	Fiscal Year Ended August 31, 2004	Six Months Ended February 28, 2005 (Unaudited)	Fiscal Year Ended August 31, 2004	Six Months Ended February 28, 2005 (Unaudited)	Fiscal Year Ended August 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,750	$1,507	$643	$428	$640	$626
Net realized gain (loss)	530	1,744	213	867	214	586
Net change in unrealized appreciation (depreciation)	5,797	3,866	4,422	2,953	862	754
Net increase (decrease) in net assets from operations	8,077	7,117	5,278	4,248	1,716	1,966
Distributions
From net investment income	(2,214)	(1,527)	(736)	(576)	(813)	(600)
Share Transactions
Net increase (decrease) in net assets from share transactions	6,912	11,963	1,742	2,579	1,293	1,665
Total Net Increase (Decrease) in Net Assets	12,775	17,553	6,284	6,251	2,196	3,031
Net Assets
Beginning of period	91,459	73,906	47,697	41,446	27,649	24,618
End of period	$104,234	91,459	$53,981	$47,697	$29,845	$27,649
Undistributed (overdistributed) net investment income included in net assets	$(146)	318	$(93)	$-	$17	$190

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

16

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

17

SSgA Life Solutions

Financial Highlights - For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)	$ Net Realized and Unrealized Gain (Loss)	$ Total Income from Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Total Distributions
Life Solutions Balanced Fund
Institutional Class
February 29, 2005*	11.02	.20	.74	.94	(.26)	-	(.26)
August 31, 2004	10.28	.20	.73	.93	(.19)	-	(.19)
August 31, 2003	9.40	.12	.94	1.06	(.18)	-	(.18)
August 31, 2002	10.25	.21	(.74)	(.53)	(.32)	-	(.32)
August 31, 2001	14.59	.33	(2.09)	(1.76)	(1.01)	(1.57)	(2.58)
August 31, 2000	13.80	.42	1.47	1.89	(.70)	(.40)	(1.10)
Class R
February 29, 2005*	11.02	.16	.77	.93	(.27)	-	(.27)
August 31, 2004 (1)	10.74	.03	.25	.28	-	-	-
Life Solutions Growth Fund
Institutional Class
February 29, 2005*	10.53	.14	1.00	1.14	(.16)	-	(.16)
August 31, 2004	9.67	.10	.89	.99	(.13)	-	(.13)
August 31, 2003	8.59	.05	1.10	1.15	(.07)	-	(.07)
August 31, 2002	9.63	.11	(1.01)	(.90)	(.14)	-	(.14)
August 31, 2001	15.73	.16	(2.94)	(2.78)	(1.12)	(2.20)	(3.32)
August 31, 2000	14.62	.26	2.13	2.39	(.72)	(.56)	(1.28)
Class R
February 29, 2005*	10.53	.15	1.00	1.15	(.16)	-	(.16)
August 31, 2004 (1)	10.31	.01	.21	.22	-	-	-
Life Solutions Income and Growth Fund
Institutional Class
February 29, 2005*	11.43	.25	.42	.67	(.31)	-	(.31)
August 31, 2004	10.85	.28	.55	.83	(.25)	-	(.25)
August 31, 2003	10.21	.18	.75	.93	(.29)	-	(.29)
August 31, 2002	10.84	.30	(.48)	(.18)	(.45)	-	(.45)
August 31, 2001	13.21	.45	(1.24)	(.79)	(.79)	(.79)	(1.58)
August 31, 2000	12.93	.47	.94	1.41	(.77)	(.36)	(1.13)
Class R
February 29, 2005*	11.43	.26	.42	.68	(.33)	-	(.33)
August 31, 2004 (1)	11.09	.04	.30	.34	-	-	-

	$ Net Asset Value, End of Period	% Total Return(c)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(d)(e)(f)		% Ratio of Expenses to Average Net Assets, Gross(d)(e)		% Ratio of Net Investment Income to Average Net Assets(d)(e)(f)		% Portfolio Turnover Rate(c)
Life Solutions Balanced Fund
Institutional Class
February 29, 2005*	11.70	8.53	104,214	.28		.28		3.52		11.14
August 31, 2004	11.02	9.13	91,449	.29		.29		1.83		45.82
August 31, 2003	10.28	11.55	73,906	.29		.29		1.27		26.12
August 31, 2002	9.40	(5.27)	60,829	.31	(g)	.31	(g)	1.81	(g)	36.01
August 31, 2001	10.25	(13.35)	65,657	.28		.28		2.84		102.02
August 31, 2000	14.59	14.59	81,711	.24		.24		3.01		42.47
Class R
February 29, 2005*	11.68	8.52	20	.38		.38		2.73		11.14
August 31, 2004 (1)	11.02	2.61	10	.23		.23		1.00		45.82
Life Solutions Growth Fund
Institutional Class
February 29, 2005*	11.51	10.84	53,970	.42		.42		2.52		5.01
August 31, 2004	10.53	10.27	47,687	.39		.39		.96		54.73
August 31, 2003	9.67	13.56	41,446	.42		.42		.54		21.85
August 31, 2002	8.59	(9.40)	32,910	.38	(h)	.38	(h)	.73	(h)	40.17
August 31, 2001	9.63	(20.16)	38,518	.35		.35		1.41		111.13
August 31, 2000	15.73	17.15	51,411	.35		.35		1.78		33.00
Class R
February 29, 2005*	11.52	10.98	11	.33		.33		2.64		5.01
August 31, 2004 (1)	10.53	2.13	10	.37		.37		.33		54.73
Life Solutions Income and Growth Fund
Institutional Class
February 29, 2005*	11.79	5.95	29,835	.45		.60		4.30		14.55
August 31, 2004	11.43	7.74	27,639	.45		.56		2.47		48.39
August 31, 2003	10.85	9.38	24,618	.45		.58		1.75		22.46
August 31, 2002	10.21	(1.64)	19,937	.45	(i)	.53	(i)	2.60	(i)	41.96
August 31, 2001	10.84	(6.35)	19,878	.45		.59		3.87		79.47
August 31, 2000	13.21	11.73	21,150	.45		.55		3.71		31.07
Class R
February 29, 2005*	11.78	6.03	11	.34		.49		4.42		14.55
August 31, 2004 (1)	11.43	3.07	10	.46		.59		1.24		48.39

* For the six months ended February 29, 2005 (Unaudited).
(1) For the period May 14, 2004 (commencement of sale) to August 31, 2004.
(a) Average month-end shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Funds is affected by the timing of the declaration of dividends by the Underlying Funds in which the Funds invest.
(c) Periods less than one year are not annualized.
(d) The ratios for periods less than one year are annualized.
(e) The calculation includes only those expenses charged directly to the Funds and does not include expenses charged to the Underlying Funds in which the Funds invest.
(f) May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements. The custody credit arrangements had an impact of less than .005%.
(g) During the fiscal year ended August 31, 2002, the Balanced Fund experienced a one time reduction in its expenses of twenty-two basis points as a result of expenses accrued in a prior period. The ratios disclosed above reflect the actual rate at which expenses were incurred throughout the fiscal year ended August 31, 2002 without the reduction.
(h) During the fiscal year ended August 31, 2002, the Growth Fund experienced a one time reduction in its expenses of forty-seven basis points as a result of expenses accrued in a prior period. The ratios disclosed above reflect the actual rate at which expenses were incurred throughout the fiscal year ended August 31, 2002 without the reduction.
(i) During the fiscal year ended August 31, 2002, the Income and Growth Fund experienced a one time reduction in its expenses of twenty-one basis points as a result of expenses accrued in a prior period. The ratios disclosed above reflect the actual rate at which expenses were incurred throughout the fiscal year ended August 31, 2002 without the reduction.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

18

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

19

SSgA
Life Solutions Funds

Notes to Financial Statements - February 28, 2005 (Unaudited)

1.  Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 26 investment portfolios, referred to as "the Funds", which are in operation as of February 28, 2005. These financial statements report on three Funds, the SSgA Life Solutions Balanced Fund, Growth Fund and Income and Growth Fund. Each Fund is a no-load, open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value. Effective July 31, 2003 the Funds began offering Class R shares. Each class has different distribution and shareholder servicing fee arrangements. Class R shares of the SSgA Funds may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the SSgA Funds to offer shares. The third party may be a retirement plan administrator, bank, broker or advisor. The Life Solutions Funds are designed primarily for tax-advantaged retirement accounts and other long-term investment strategies. Each Fund allocates its assets by investing in shares of a combination of the Investment Company's portfolios (the "Underlying Funds"). This arrangement is referred to as a "fund of funds". The table below illustrates the equity, bond and short-term fund asset allocation ranges for each Fund.

Asset Class/Underlying Fund	Balanced Fund		Asset Allocation Ranges Growth Fund		Income and Growth Fund
Equities
US Equities	40	- 80%	60	- 100%	20	- 60%
SSgA S&P 500 Index Fund
SSgA Disciplined Equity Fund
SSgA Small Cap Fund
SSgA Core Opportunities Fund
SSgA Special Equity Fund
SSgA Tuckerman Active REIT Fund
SSgA Aggressive Equity Fund
SSgA IAM SHARES Fund
SSgA Large Cap Growth Opportunities
SSgA Large Cap Value
International Equities*	0	- 20%	0	- 25%	0	- 15%
SSgA International Stock Selection Fund
SSgA Emerging Markets Fund
SSgA International Growth Opportunities Fund
SSgA MSCI® EAFE® Index Fund
Bonds	20	- 60%	0	- 40%	40	- 80%
SSgA Bond Market Fund
SSgA Intermediate Fund
SSgA High Yield Bond Fund
SSgA Yield Plus Fund
Short Term Assets	0	- 20%	0	- 20%	0	- 20%
SSgA Money Market Fund
SSgA US Government Money Market Fund

* International equities are included in the total equity exposure indicated above and should not exceed the listed percentages.

Notes to Financial Statements

20

SSgA
Life Solutions Funds

Notes to Financial Statements, continued - February 28, 2005 (Unaudited)

Objectives of The Underlying Funds

The Life Solutions Funds are comprised of various combinations of the Underlying Funds. Each of the Life Solutions Funds will invest in at least six of the Underlying Funds. The Board of Trustees has approved investment in all of the Underlying Funds presented above. The fundamental investment objectives of the Underlying Funds utilized by the Life Solutions Funds are listed below.

SSgA S&P 500 Index Fund

To seek to replicate the total return of the S&P 500 Index.

SSgA Disciplined Equity Fund

To provide total returns that exceed over time the S&P 500 Index through investment in equity securities.

SSgA Small Cap Fund

To maximize total return through investment in equity securities; under normal market conditions, at least 80% of total assets will be invested in securities of smaller capitalized issuers.

SSgA Core Opportunities Fund

To achieve long-term capital growth, current income and growth of income primarily through investments in equity securities.

SSgA Special Equity Fund

To maximize total return through investment in mid and small capitalization US equity securities.

SSgA Tuckerman Active REIT Fund

To provide income and capital growth by investing primarily in publicly traded securities of real estate companies.

SSgA Aggressive Equity Fund

To maximize total return through investing in US equity securities that are under-valued relative to their growth potential as measured by SSgA's proprietary models.

SSgA IAM Shares Fund

To maximize total return primarily through investing in equity securities of companies that have entered into collective bargaining agreements with the International Association of Machinists and Aerospace workers or affiliated labor unions (IAM companies).

SSgA Large Cap Growth Opportunities Fund

To seek long-term capital appreciation by investing in equity securities.

SSgA Large Cap Value Fund

To seek long-term capital appreciation by investing primarily in equity securities that are believed to be undervalued and that offer above-average potential for capital appreciation.

SSgA International Stock Selection Fund

To provide long-term capital growth by investing primarily in securities of foreign issuers.

SSgA Emerging Markets Fund

To provide maximum total return, primarily through capital appreciation, by investing in securities of foreign issuers.

SSgA International Growth Opportunities Fund

To provide long-term capital growth by investing primarily in securities of foreign issuers.

Notes to Financial Statements

21

SSgA
Life Solutions Funds

Notes to Financial Statements, continued - February 28, 2005 (Unaudited)

SSgA MSCI® EAFE® Index Fund

To replicate as closely as possible before expenses the performance of the Morgan Stanley Capital International, Europe, Australasia, Far East Index.

SSgA Bond Market Fund

To maximize total return by investing in fixed income securities, including, but not limited to, those represented by the Lehman Brothers Aggregate Bond Index (the "LBAB Index").

SSgA Intermediate Fund

To seek a high level of current income while preserving principal by investing primarily in a diversified portfolio of debt securities with a dollar-weighted average maturity between three and ten years.

SSgA High Yield Bond Fund

To maximize total return by investing in fixed income securities, including, but not limited to, those represented by the Lehman Brothers High Yield Bond Index (the "LBHYB Index").

SSgA Yield Plus Fund

To seek high current income and liquidity by investing in a diversified portfolio of high-quality debt securities and by maintaining a portfolio duration of one year or less.

SSgA Money Market Fund

To maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing in dollar denominated securities with remaining maturities of one year or less.

SSgA US Government Money Market Fund

To maximize current income to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing in obligations of the US Government or its agencies or instrumentalities with remaining maturities of one year or less.

2.  Significant Accounting Policies

The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

Investments in Underlying Funds are valued at the net asset value per share of each Underlying Fund as of the close of regular trading on the New York Stock Exchange.

Securities Transactions

Securities transactions of the Underlying Funds are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

Investment Income

Distributions of income and capital gains are recorded from the Underlying Funds on the ex-dividend date.

Notes to Financial Statements

22

SSgA
Life Solutions Funds

Notes to Financial Statements, continued - February 28, 2005 (Unaudited)

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

It is each Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Funds to distribute all of their taxable income to their shareholders. Therefore, the Funds paid no federal income taxes and no federal income tax provision was required. The Funds had net tax basis capital loss carryovers which may be applied against any realized net taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. At August 31, 2004, the capital loss carryovers and expiration dates are as follows:

	8/31/2010	8/31/2011	8/31/2012
Balanced Fund	$12,996,006	$2,919,167	$609,585
Growth Fund	9,793,046	2,400,496	-
Income and Growth Fund	2,290,990	475,576	-

As of February 28, 2005, the Funds' aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are as follows:

	Balanced	Growth	Income and Growth
Cost of Investments for Tax Purposes	$94,904,120	$48,456,709	$46,588,100
Gross Tax Unrealized Appreciation	9,453,362	207,922	7,451,334
Gross Tax Unrealized Depreciation	(97,610)	(18,808,149)	(31,041)
Net Tax Unrealized Appreciation (Depreciation)	$9,355,752	$(18,600,227)	$7,420,293

Dividends and Distributions to Shareholders

Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from net investment income and realized gains recognized for financial statement purposes. These differences primarily relate to wash sale deferrals, capital loss carryforwards, and post October losses. Permanent differences between book and tax accounting are reclassified to paid-in-capital.

Expenses

Most expenses can be directly attributed to each Fund. Expenses of the Investment Company which cannot be directly attributed are allocated among the Funds based principally on their relative average net assets. Expenses included in the accompanying Statements of Operations reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and the Funds may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary.

The Life Solutions Funds offer Class R Shares. All share classes have identified voting, dividend, liquidation and other rights and the same terms and conditions. The separate classes of shares differ principally in the applicable distribution fees and shareholder servicing fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), net investment income, and expenses with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Notes to Financial Statements

23

SSgA
Life Solutions Funds

Notes to Financial Statements, continued - February 28, 2005 (Unaudited)

3.  Investment Transactions

Securities

During the period ended February 28, 2005, purchases and sales of the Underlying Funds, excluding money market funds, aggregated to the following:

Funds	Purchases	Sales
Balanced Fund	$17,476,239	$10,971,110
Growth Fund	4,129,933	2,546,783
Income and Growth Fund	5,459,964	4,277,818

4.  Related Parties

Adviser

The Investment Company has an investment advisory agreement with the Adviser. The Adviser is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. The Adviser and other advisory affiliates of State Street Bank and Trust Company ("State Street") make up State Street Global Advisors, the investment management arm of State Street and its affiliated companies, which directs the investments of each Fund in accordance with its investment objectives, policies, and limitations. The Funds are not charged a fee by the Adviser. However, each Fund pays management fees to the Adviser indirectly as a shareholder in the Underlying Funds. The Funds will bear their proportionate share of any investment advisory fees and other expenses paid by the Underlying Funds. Each Underlying Fund pays the Adviser a fee, calculated daily and paid monthly, that on an annual basis is equal to a certain percentage of each Underlying Fund's average daily net assets. For the period ended February 28, 2005, the Adviser has contractually agreed to reimburse the Funds for all expenses in excess of .45% of average daily net assets on an annual basis. The total amount of reimbursement for the Income and Growth Fund for the period ended February 28, 2005 was $22,047.

If the total expenses of both the Institutional Class and Class R are above their respective caps, the Adviser will waive its Advisory fee for both Institutional and Class R in an equal amount to reduce the total expenses to the level of the cap in effect for the Institutional class. If thereafter the total expenses for Class R remain above the total expense cap in effect for Class R, then the Distributor will waive up to .70% of the average daily net assets of the Distribution and Service (12b-1) Fee to further reduce the total expenses of Class R to the level of its cap. If after waiving the full .70% of the average daily net assets of Class R remains above the total expense cap, then the Adviser will reimburse Class R for all expenses to the level of the cap. If only Class R is above its respective expense cap, then the Distributor will waive up to .70% of its average daily net assets of Class R.

The Adviser does not have the ability to recover amounts waived or reimbursed from previous periods.

Administrator

The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator"), a wholly-owned subsidiary of Frank Russell Company ("a subsidiary of The Northwestern Mutual Life Insurance Company"), under which the Administrator supervises certain non-portfolio investment aspects of the Investment Company's operations, such as the Funds' regulatory filings, accounting, taxation, compliance, valuation and offering documents. The Funds are not charged a fee by the Administrator. For these services, the Underlying Funds pay the Administrator a combined fee that on an annual basis is equal to a certain percentage of their average aggregate daily net assets.

Distributor and Shareholder Servicing

The Investment Company has distribution agreements with State Street Global Markets, LLC (the "Distributor"), which is a wholly-owned subsidiary of State Street Corporation, to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

Notes to Financial Statements

24

SSgA
Life Solutions Funds

Notes to Financial Statements, continued - February 28, 2005 (Unaudited)

Institutional Class

The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

Each Fund has Shareholder Service Agreements with State Street Global Markets LLC ("Global Markets"), Fiduciary Investors Services Division of State Street ("Fiduciary Investors Services"), High Net Worth Services Division of State Street ("High Net Worth Services") and CitiStreet LLC ("CitiStreet") (collectively the "Agents"), as well as several unaffiliated services providers.

For these services, each Institutional Class pays a maximum of .13%, based upon the average daily value of all Institutional Class shares held by or for customers of these Agents. For the period ended February 28, 2005, each Institutional Class paid the following shareholder servicing expenses to affliliated service providers:

Funds	CitiStreet	Global Markets
Balanced Fund	$41,989	$338
Growth Fund	23,422	33
Income and Growth Fund	13,527	198

Each Institutional Class did not incur any expenses from Fiduciary Investors Services and High Net Worth Services during the period.

Payments to Distributor, as well as payments to Service Organizations from each Institutional Class, are not permitted by the Plan to exceed .25% of each Institutional Class' average net asset value per year. Any payments that are required to be made by the Distribution Agreement and any Service Agreement but could not be made because of the .25% limitation may be carried forward and paid in subsequent years so long as the Plan is in effect. Each class' liability for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of each class' shareholders have the right, however, to terminate the Plan and all payments thereunder at anytime. The Institutional Class will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Plan's termination or noncontinuance. There were no expenses carried over as of February 28, 2005.

Class R

The Investment Company has a Distribution Plan with respect to the Class R Shares pursuant to Rule 12b-1 (the R Plan) under the 1940 Act. The R Plan allows a fund to pay fees for the sale and distribution of fund shares and for services provided to shareholders by the Distributor or other financial intermediaries. Payments to the Distributor for distribution, marketing, shareholder and administrative services provided to a fund by the Distributor or a financial intermediary are not permitted by the R Plan to exceed 0.70% of Class R's average daily net asset value on an annual basis. The Distributor pays financial intermediaries for shareholder and administrative services provided to a fund out of the fee the Distributor receives from the fund. Fees paid to the financial intermediaries providing these services are not permitted by the R Plan to exceed 0.65% of a fund's average daily net asset value on an annual basis. Any payments that are required to be made to the Distributor or financial intermediaries that cannot be made because of the limitations contained in the R Plan may be carried forward and paid in the following two fiscal years so long as the R Plan is in effect.

Under the R Plan, the funds have a distribution agreement with Global Markets. For these services, Class R pays Global Markets 0.05% of the daily net asset value. For the period ended February 28, 2005, this amounted to:

Funds	Global Markets
Balanced Fund	$5
Growth Fund	3
Income and Growth Fund	2

Notes to Financial Statements

25

SSgA
Life Solutions Funds

Notes to Financial Statements, continued - February 28, 2005 (Unaudited)

Board Of Trustees

The Investment Company paid each Trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for board and committee meetings attended. These expenses are allocated among all of the Funds of the Investment Company, except for the Life Solutions Funds, based upon their relative net assets.

Each Fund has adopted a Deferred Compensation Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustee fees payable. The deferred fees remain invested in certain SSgA Funds until distribution in accordance with the Deferral Plan.

Accrued fees payable to affiliates as of February 28, 2005 were as follows:

	Balanced	Growth	Income and Growth
Fund accounting fees	$430	$466	$637
Distribution fees	1,356	1,695	246
Shareholder servicing fees	3,888	3,093	1,452
Transfer agent fees	1,525	1,375	1,052
	$7,199	$6,629	$3,387

Beneficial Interest

As of February 28, 2005, the following table includes shareholders (three of which were also affiliates of the Investment Company) with shares of beneficial interest greater than 10% of the total outstanding shares of each respective Fund:

Funds	# of Shareholders	%
Balanced	2	89.9
Growth	2	88.9
Income and Growth	1	76.7

Transactions With Affiliated Companies

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities. Transactions during the period ended February 28, 2005 with Underlying Funds which are or were affiliates are as follows:

Affiliate	Purchase Cost	Sales Cost	Income Distributions
Balanced
SSgA Aggressive Equity	$1,661,624	$1,285,910	$251,005
SSgA International Stock Selection	1,920,596	772,234	200,548
SSgA Bond Market	8,019,378	3,272,372	1,321,523
SSgA Large Cap Growth Opportunities	918,729	20,756	57,751
SSgA Large Cap Value	648,920	68,537	70,394
	$13,169,247	$5,419,809	$1,901,221
Growth
SSgA Aggressive Equity	$482,756	$314,012	$167,694
SSgA International Stock Selection	901,228	491,707	153,419
SSgA Large Cap Growth Opportunities	291,987	-	36,502
SSgA Large Cap Value	46,405	22,506	46,405
	$1,722,376	$828,225	$404,020
Income and Growth
SSgA Aggressive Equity	$224,080	$335,973	$53,627
Bond Market Fund	3,381,726	1,791,456	647,597
SSgA Large Cap Growth Opportunities	167,641	66,946	12,663
SSgA Large Cap Value	60,824	7,074	13,842
	$3,834,271	$2,201,449	$727,729

The values of the above Underlying Funds at February 28, 2005 are shown in the accompanying Schedules of Investments.

Notes to Financial Statements

26

SSgA
Life Solutions Funds

Notes to Financial Statements, continued - February 28, 2005 (Unaudited)

5.  Fund Share Transactions:

	(amounts in thousands) For the Periods Ended
	Shares		Dollars
Balanced Fund	February 28, 2005	August 31, 2004	February 28, 2005	August 31, 2004
Institutional Class
Proceeds from shares sold	1,347	1,665	$15,223	$18,083
Proceeds from reinvestment of distributions	193	141	2,213	1,525
Payments for shares redeemed	(929)	(698)	(10,533)	(7,655)
	611	1,108	6,903	11,953
Class R
Proceeds from shares sold	1	1	$9	$10
Proceeds from reinvestment of distributions	-	-	-	-
Payments for shares redeemed	-	-	-	-
	1	1	9	10
Total net increase (decrease)	612	1,109	$6,912	$11,963
Growth Fund
Institutional Class
Proceeds from shares sold	322	794	$3,571	$8,312
Proceeds from reinvestment of distributions	65	56	735	575
Payments for shares redeemed	(230)	(605)	(2,564)	(6,318)
	157	245	1,742	2,569
Class R
Proceeds from shares sold	-	1	$-	$10
Proceeds from reinvestment of distributions	-	-	-	-
Payments for shares redeemed	-	-	-	-
	-	1	-	10
Total net increase (decrease)	157	246	$1,742	$2,579
Income and Growth Fund
Institutional Class
Proceeds from shares sold	391	480	$4,554	$5,419
Proceeds from reinvestment of distributions	70	54	813	601
Payments for shares redeemed	(348)	(385)	(4,074)	(4,365)
	113	149	1,293	1,655
Class R
Proceeds from shares sold	-	1	$-	$10
Proceeds from reinvestment of distributions	-	-	-	-
Payments for shares redeemed	-	-	-	-
	-	1	-	10
Total net increase (decrease)	113	150	$1,293	$1,665

Notes to Financial Statements

27

SSgA
Life Solutions Funds

Notes to Financial Statements, continued - February 28, 2005 (Unaudited)

6.  Interfund Lending Program

The Funds and all other funds of the Investment Company received from the Securities and Exchange Commission an exemptive order to establish and operate an interfund credit facility. This allows the Funds to directly lend to and borrow money from the SSgA Money Market Fund for temporary purposes in accordance with certain conditions. The Funds will borrow through the program only when the returns are higher than those available from an investment in repurchase agreements or short term reserves. The borrowing Funds are charged the average of the current repo rate and the bank loan rate. The Funds will borrow through the Interfund Lending Program only when the costs are equal to or lower than the cost of bank loans. The Funds did not utilize the Interfund Lending Program during the period.

7.  Change of Independent Auditor

Based on the recommendation of the Audit Committee of the Funds, the Board of Trustees has determined not to retain PricewaterhouseCoopers LLP as the Funds' independent auditor, and voted to appoint Deloitte & Touche LLP for the fiscal year ended August 31, 2005. During the two most recent fiscal years, PricewaterhouseCoopers LLP's audit reports contained no adverse opinion or disclaimer of opinion; nor were their reports qualified as to uncertainty, audit scope or accounting principles. Further, there were no disagreements between the Funds and PricewaterhouseCoopers LLP on accounting principles, financial statements disclosure or audit scope, which, if not resolved to the satisfaction of PricewaterhouseCoopers LLP, would have caused them to make reference to the disagreement in their reports.

Notes to Financial Statements

28

SSgA
Life Solutions Funds

Shareholder Requests for Additional Information - February 28, 2005

The Funds have adopted the proxy voting policies of the adviser. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds' Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q is available (i) without charge, upon request, by calling the Fund at (800)647-7327, (ii) on the Fund's website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange commission's public reference room.

Financial Statements of the Underlying Funds can be obtained by calling the Office of Shareholder Inquiries at (800) 647-7327.

Shareholder Requests for Additional Information

29

SSgA
Life Solutions Funds

Disclosure of Information about Fund Trustees and Officers -
February 28, 2005 (Unaudited)

The following tables provide information for each trustee and certain officers of the Investment Company, which consists of 26 funds. The first table provides information for trustees who are interested persons. The second table provides information for the independent trustees. The third table provides information for the officers.

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INTERESTED TRUSTEES

Lynn L. Anderson, Age 65 909 A Street Tacoma, WA 98402	Trustee since 1988 Interested Person of the SSgA Funds (as defined in the 1940 Act) due to his employment by the parent company of the Administrator Chairman of the Board and President Member, Governance Committee Member, Valuation Committee	Appointed until successor is duly elected and qualified Until successor is chosen and qualified by the Trustees.	• Vice Chairman, Frank Russell Company; • Chairman of the Board, Frank Russell Investment Company Funds, Russell Investment Funds, and Frank Russell Trust Company; and • Chief Executive Officer, Russell Fund Distributors.	26	• Trustee, Frank Russell Investment Company Funds and Russell Investment Funds (investment companies).

Agustin J. Fleites Age 39 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Principal Executive Officer and Chief Executive Officer since 2003 Trustee since 2004	Appointed until successor is duly elected and qualified	• 2002 to Present, President, SSgA Funds Management, Inc. • 2001 to Present, Senior Principal, State Street Global Advisors; Managing Director, Advisor Strategies; • 1999 to 2001, Principal, Head of Exchange Traded Funds, Offshore Funds and SSgA Latin America; and • 1993-1999, Principal, Head of Asset Allocation Strategies.	26	None

Disclosure of Information about Fund Trustees and Officers

30

SSgA
Life Solutions Funds

Disclosure of Information about Fund Trustees and Officers, continued -
February 28, 2005 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES

William L. Marshall Age 62 33 West Court Street Doylestown, PA 18901	Trustee since 1988 Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee	Appointed until successor is duly elected and qualified	• Chief Executive Officer and President, Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment advisor and provider of financial and related consulting services); • Certified Financial Planner and Member, Financial Planners Association; and • Registered Representative and Principal for Securities with Cambridge Investment Research, Inc., Fairfield, Iowa.	26	None

Steven J. Mastrovich Age 48 623 Clapboard Street Westwood, MA 02090	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee	Appointed until successor is duly elected and qualified	• September 2000 to Present, Global Head of Structured Real Estate, J.P. Morgan Investment Management (private real estate investment for clients primarily outside of the US to locate private real estate investments in the US); • January 2000 to September 2000, Managing Director, HSBC Securities (USA) Inc.; • From 1998 to 2000, President, Key Global Capital, Inc.; • From 1997 to 1998, Partner, Squire, Sanders & Dempsey (law firm); and • From 1994 to 1997, Partner, Brown, Rudnick, Freed & Gesmer (law firm).	26	None

Patrick J. Riley Age 56 One Corporate Place 55 Ferncroft Road Danvers, MA 01923	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committe	Appointed until successor is duly elected and qualified	• 2003 to Present, Associate Justice, Commonwealth of Massachusetts Superior Court; and • 1985-2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm).	26	Director – SSgA Cash Management Fund PLC, State Street Global Advisors Ireland, Ltd. (investment companies)

Disclosure of Information about Fund Trustees and Officers

31

SSgA
Life Solutions Funds

Disclosure of Information about Fund Trustees and Officers, continued -
February 28, 2005 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

Richard D. Shirk Age 59 1180 Brookgate Way, NE Atlanta, GA 30319-2877	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee	Appointed until successor is duly elected and qualified	• March 2001 to April 2002, Chairman, Cerulean Companies, Inc. (holding company) (Retired); • 1996 to March 2001, President and Chief Executive Officer, Cerulean Companies, Inc.; • 1992 to March 2001, President and Chief Executive Officer, Blue Cross/Blue Shield of Georgia; • 1993 to November 2001, Chairman and Board Member, Georgia Caring for Children Foundation (private foundation); • November 1998 to Present, Board Member, Healthcare Georgia Foundation (private foundation); and • September 2002 to Present, Board Member, Amerigroup Corp.	26	Listed under Principal Occupations

Bruce D. Taber Age 61 26 Round Top Road Boxford, MA 01921	Trustee since 1991 Member, Audit Committee Member, Governance Committee Member, Valuation Committee	Appointed until successor is duly elected and qualified	• Consultant, Computer Simulation, General Electric Industrial Control Systems.	26	Director – SSgA Cash Management Fund PLC, State Street Global Advisors Ireland, Ltd. (investment companies).

Henry W. Todd Age 57 150 Domorah Drive Montgomeryville, PA 18936	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee	Appointed until successor is duly elected and qualified	• Chairman, President and CEO, A.M. Todd Group, Inc.; and • President and CEO, Zink & Triest Co., Inc. (dealer in vanilla flavor materials).	26	Director – SSgA Cash Management Fund PLC, State Street Global Advisors Ireland, Ltd. (investment companies).

Disclosure of Information about Fund Trustees and Officers

32

SSgA
Life Solutions Funds

Disclosure of Information about Fund Trustees and Officers, continued -
February 28, 2005 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years
OFFICERS

J. David Griswold Age 47 909 A Street Tacoma, WA 98402	Vice President and Secretary since 1994 Chief Legal Officer since 2003	Until successor is chosen and qualified by Trustees	• Director – Global Regulatory Policy and Assistant Secretary, Frank Russell Company (institutional financial consultant);
• Assistant Secretary and Associate General Counsel, Director - Global Regulatory Policy, Frank Russell Investment Management Company (investment management);
• Director - Global Regulatory Policy, Russell Real Estate Advisors, Inc. (investment management);
• Assistant Secretary and Associate General Counsel, Frank Russell Capital Inc. (investment advisor of private equity funds), and Frank Russell Investments (Delaware), Inc. (member of general partner of private equity funds); Russell Fund Distributors, Inc. (mutual fund broker-dealer and underwriter);
• Director, Secretary and Associate General Counsel, Frank Russell Securities, Inc. (institutional brokerage firm); and
• Director, Frank Russell Canada Limited/Limitee (institutional financial consultant) and Total Risk Management Pty Limited (Approved Trustee for superannuation fund outsourcing clients).

James Ross Age 39 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Vice President since 2002	Until successor is chosen and qualified by Trustees	• 2001 to Present, Principal, SSgA Funds Management, Inc.;
• 2000 to Present, Principal, State Street Global Advisors;
• 1992 to 2000, Vice President, State Street Corporation; and
• 2000 to Present, Vice President, StreetTracks Series Trust.

Mark E. Swanson Age 41 909 A Street Tacoma, WA 98402	Treasurer and Principal Accounting Officer since 2000	Until successor is chosen and qualified by Trustees	• Director – Investment Operations, Frank Russell Investment Management Company and Frank Russell Trust Company; and
• Treasurer and Chief Accounting Officer, Frank Russell Investment Company and Russell Investment Funds.

Peter A. Ambrosini Age 61 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Chief Compliance Officer since 2004	Until successor is chosen and qualified by Trustees	• February 2001 to present, Senior Principal, Chief Compliance and Risk Management Officer, State Street Global Advisors;
• 2001 to present, Chief Compliance Officer, SSgA Funds Management, Inc.; and
• September 1985 to February 2001, Managing Director, Regulatory Compliance Consulting Group, PricewaterhouseCoopers.

Disclosure of Information about Fund Trustees and Officers

33

SSgA
Life Solutions Funds

State Street Financial Center

One Lincoln Street
Boston, Massachusetts 02111-2900
(800) 647-7327

Trustees

Lynn L. Anderson, Chairman

Agustin J. Fleites

William L. Marshall

Steven J. Mastrovich

Patrick J. Riley

Richard D. Shirk

Bruce D. Taber

Henry W. Todd

Officers

Lynn L. Anderson, President

Agustin J. Fleites, Principal Executive Officer and CEO

Mark E. Swanson, Treasurer and Principal Accounting Officer

J. David Griswold, Vice President and Secretary

James Ross, Vice President

Deedra S. Walkey, Assistant Secretary

Ross E. Erickson, Assistant Treasurer

David J. Craig, Assistant Treasurer

Carla L. Anderson, Assistant Secretary

Investment Adviser

SSgA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Custodian, Transfer Agent and Office of Shareholder Inquiries

State Street Bank and Trust Company

1776 Heritage Drive

North Quincy, Massachusetts 02171

Distributor

State Street Global Markets, LLC

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Administrator

Frank Russell Investment Management Company

909 A Street

Tacoma, Washington 98402

Legal Counsel

Goodwin Procter LLP

Exchange Place

Boston, Massachusetts 02109

Fund Management and Service Providers

34

LSSAR-02/05 (43546)

MONEY MARKET FUNDS

Money Market Fund

US Government Money Market Fund

Tax Free Money Market Fund

Semiannual Report

February 28, 2005

SSgA Funds

Money Market Funds

Semiannual Report (Unaudited)

February 28, 2005

"SSgA®" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objective and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

This page has been intentionally left blank.

SSgA

Money Market Fund

Shareholder Expense Example - February 28, 2005 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this fund is from September 1, 2004 to February 28, 2005.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2004	$1,000.00	$1,000.00
Ending Account Value February 28, 2005	$1,008.14	$1,023.02
Expenses Paid During Period *	$1.99	$2.01

* Expenses are equal to the Fund's annualized expense ratio of .40%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Money Market Fund

3

This page has been intentionally left blank.

SSgA
Money Market Fund

Schedule of Investments - February 28, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Corporate Bonds & Notes - 10.2%
American Express Credit Corp. (Ê)	64,000	2.630	06/24/05	64,010
American Express Credit Corp. (Ê)	50,000	2.639	12/19/05	50,032
American Honda Finance Corp. (Ê)	40,000	2.570	07/11/05	40,000
AmSouth Bank NA (Ê)	25,000	2.720	01/20/06	25,013
GE Capital UK Funding (Ê)	75,000	2.690	03/17/06	75,000
General Electric Capital Corp. (Ê)	85,000	2.690	03/09/06	85,000
Goldman Sachs Group, Inc. (Ê)	30,000	2.720	10/13/05	30,000
Goldman Sachs Group, Inc. (Ê)	75,000	2.690	02/21/06	75,000
Goldman Sachs Group, Inc. (Ê)	50,000	2.690	02/23/06	50,000
HBOS Treasury Services PLC (Ê)	40,000	2.610	03/01/06	40,000
Marshall & Isley (Ê)	40,000	2.650	07/28/05	39,998
Merrill Lynch & Co., Inc. (Ê)	70,000	2.620	03/04/06	70,000
Morgan Stanley (Ê)	70,000	2.620	03/04/06	70,000
Morgan Stanley (Ê)	50,000	2.604	03/11/06	50,000
National City Bank Cleveland, OH (Ê)	100,000	2.610	12/29/05	99,980
Northern Rock PLC (Ê)	65,000	2.600	02/03/06	65,000
Wells Fargo & Company (Ê)	100,000	2.530	03/10/05	100,000
Wells Fargo & Company (Ê)	100,000	2.530	03/14/05	100,000
Total Corporate Bonds and Notes (amortized cost $1,129,033)				1,129,033
Domestic Certificates of Deposit - 3.9%
Bank of New York Co., Inc. (Ê)	120,000	2.515	04/18/05	119,998
Citibank N.A.	100,000	2.800	05/20/05	100,000
JP Morgan Chase & Co. (Ê)	100,000	2.610	03/28/05	100,000
Marshall & Isley	75,000	2.440	03/17/05	75,000
Wells Fargo Bank NA	40,000	2.520	03/03/05	40,000
Total Domestic Certificates of Deposit (amortized cost $434,998)				434,998
Eurodollar Certificates of Deposit - 7.4%
Alliance & Leicester PLC	50,000	2.220	03/09/05	50,000
Barclays Bank PLC	75,000	2.510	03/22/05	75,000
Barclays Bank PLC	125,000	2.580	03/31/05	125,000
Bayerische Landesbank	50,000	2.190	03/08/05	49,997
HBOS Treasury Services PLC	75,000	2.500	05/03/05	75,000
ING Bank N.V.	200,000	2.700	05/03/05	200,000
Royal Bank of Scotland	200,000	2.505	03/22/05	200,001
Unicredito Italiano Spa	50,000	2.440	03/15/05	50,000
Total Eurodollar Certificates of Deposit (amortized cost $824,998)				824,998
Domestic Commercial Paper - 16.3%
Aspen Funding Corp.	50,000	2.430	03/16/05	49,949
Bank of America Corp.	200,000	2.660	04/25/05	199,187
Charta LLC	50,000	2.440	03/08/05	49,976
CRC Funding LLC	100,000	2.440	03/10/05	99,939
Edison Asset Securitization LLC	20,000	2.070	03/14/05	19,985

Money Market Fund

5

SSgA
Money Market Fund

Schedule of Investments, continued - February 28, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Eiffel Funding LLC	38,000	2.450	03/09/05	37,979
Falcon Asset Securitization Corp.	51,103	2.530	03/18/05	51,042
Falcon Asset Securitization Corp.	51,114	2.530	03/21/05	51,042
Galaxy Funding	90,000	2.650	04/25/05	89,636
Grampian Funding Ltd.	210,000	2.650	04/29/05	209,088
Jupiter Securitization Corp.	75,151	2.530	03/18/05	75,061
Lake Constance Funding LLC	59,000	2.540	03/22/05	58,913
Liberty Street Funding Corp.	63,828	2.530	03/18/05	63,752
Morgan Stanley (Ê)	25,000	2.705	07/25/05	25,000
Nieuw Amsterdam Funding Corp.	76,799	2.550	03/22/05	76,685
Park Granada LLC	64,000	2.540	03/14/05	63,941
Park Granada LLC	126,115	2.560	03/21/05	125,936
Preferred Receivables Funding Corp.	85,252	2.530	03/18/05	85,150
Sheffield Receivables Corp.	71,585	2.550	03/22/05	71,479
Surrey Funding Corp.	75,230	2.450	03/11/05	75,179
Thames Asset Global Securitization No.1	30,000	2.540	03/07/05	29,987
Thames Asset Global Securitization No.1	132,695	2.410	04/07/05	132,366
Thames Asset Global Securitization No.1	72,000	2.450	04/07/05	71,819
Total Domestic Commercial Paper (amortized cost $1,813,091)				1,813,091
Foreign Commercial Paper - 3.7%
Australia and NZ Banking Group Ltd.	75,000	2.440	03/22/05	74,893
Bank of Ireland	50,000	2.635	04/28/05	49,788
Nordea North America, Inc.	50,000	2.060	03/14/05	49,963
Skandinaviska Enskilda (Ê)	60,000	2.560	01/17/06	60,000
Skandinaviska Enskilda (Ê)	20,000	2.569	01/19/06	20,000
Westpac Capital Corp.	25,000	2.145	03/01/05	25,000
Westpac Trust Securities NZ Ltd.	130,500	2.405	04/01/05	130,229
Total Foreign Commercial Paper (amortized cost $409,873)				409,873
Domestic Time Deposits - 3.6%
SunTrust Bank	150,000	2.500	03/01/05	150,000
U.S. Bank NA	245,566	2.500	03/01/05	245,566
Total Domestic Time Deposits (amortized cost $395,566)				395,566
Yankee Certificates of Deposit - 12.0%
Banco Bilbao Vizcaya Argentaria (Ê)	100,000	2.620	10/28/05	99,993
Bank of Montreal (Ê)	150,000	2.519	04/20/05	149,996
Bank of Nova Scotia (Ê)	100,000	2.610	11/23/05	100,029
BNP Paribas SA (Ê)	75,000	2.505	04/18/05	74,997
Credit Agricole Indosuez (Ê)	50,000	2.535	08/23/05	49,991
Credit Suisse First Boston	100,000	2.550	03/18/05	100,000
Den Danske Bank (Ê)	40,000	2.520	03/15/05	40,000
Fortis Funding LLC (Ê)	75,000	2.529	04/20/05	74,997
HBOS Treasury Services PLC	50,000	2.450	03/16/05	50,000
HSBC Bank USA	50,000	2.720	05/09/05	50,000

Money Market Fund

6

SSgA
Money Market Fund

Schedule of Investments, continued - February 28, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Landesbank Baden-Wuerttemberg	85,000	2.710	05/03/05	85,001
Landesbank Hessen-Thuringen	100,000	2.450	03/16/05	100,000
Royal Bank of Scotland (Ê)	20,000	2.590	03/29/05	20,000
Royal Bank of Scotland (Ê)	110,000	2.529	04/20/05	109,997
Royal Bank of Scotland (Ê)	60,000	2.524	06/20/05	59,994
Societe Generale (Ê)	50,000	2.521	08/10/05	49,993
Swedbank (Ê)	25,000	2.471	06/22/05	24,995
Swedbank (Ê)	50,000	2.670	07/29/05	49,993
UBS AG	50,000	2.410	03/03/05	50,000
Total Yankee Certificates of Deposit (amortized cost $1,339,976)				1,339,976

Total Investments - 57.1% (amoritzed cost $6,347,535)	6,347,535

Repurchase Agreements - 43.0%

Agreement with ABN AMRO Bank and Bank of New York, Inc. (Tri-Party) of $100,000 dated February 28, 2005 at 2.675% to be repurchased at $100,007 on March 1, 2005, collateralized by: $84,439 par various United States Corporate Obligations, valued at $102,000	100,000
Agreement with Bank of America and Bank of New York, Inc. (Tri-Party) of $200,000 dated February 1, 2005 at 2.540% to be repurchased at $200,677 on March 22, 2005, collateralized by: $325,372 par various Mortgage Obligations, valued at $204,000	200,000
Agreement with Bank of America and Bank of New York, Inc. (Tri-Party) of $80,910 dated February 28, 2005 at 2.630% to be repurchased at $80,916 on March 1, 2005, collateralized by: $82,868 par a United States Government Agency Note, valued at $82,528	80,910
Agreement with Bank of America and Bank of New York, Inc. (Tri-Party) of $100,000 dated February 28, 2005 at 2.675% to be repurchased at $100,007 on March 1, 2005, collateralized by: $98,150 par various United States Corporate Obligations, valued at $102,000	100,000
Agreement with BNP Paribas Securities Corp. and Bank of New York, Inc. (Tri-Party) of $300,000 dated February 28, 2005 at 2.640% to be repurchased at $300,022 on March 1, 2005, collateralized by: $305,060 par various United States Government Agency Bonds and Notes, valued at $306,000	300,000
Agreement with CS First Boston and JP Morgan Chase & Co. (Tri-Party) of $150,000 dated February 28, 2005 at 2.675% to be repurchased at $150,011 on March 1, 2005, collateralized by: $142,535 par various United States Corporate Obligations, valued at $153,005	150,000
Agreement with Goldman Sachs and Bank of New York, Inc. (Tri-Party) of $99,053 dated February 28, 2005 at 2.500% to be repurchased at $99,060 on March 1, 2005, collateralized by: $111,930 par various United States Government Agency Bonds and Notes, valued at $101,035	99,053
Agreement with HSBC Securities, Inc. and JP Morgan Chase & Co. (Tri-Party) of $300,000 dated February 28, 2005, at 2.640% to be repurchased at $300,022 on March 1, 2005, collateralized by: $296,102 par various United States Government Agency Bonds and Notes, valued at $306,004	300,000

Money Market Fund

7

SSgA
Money Market Fund

Schedule of Investments, continued - February 28, 2005 (Unaudited)

Amounts in thousands (except share amounts)

Value $
Agreement with Merrill Lynch and JP Morgan Chase & Co. (Tri-Party) of $50,000 dated February 28, 2005, at 2.745% to be repurchased at $50,004 on March 1, 2005, collateralized by: $64,771 par various United States Corporate Obligations, valued at $52,505	50,000
Agreement with Morgan Stanley and Bank of New York, Inc. (Tri-Party) of $1,793,000 dated February 28, 2005, at 2.550% & 2.640%, respectively to be repurchased at $1,793,131 on March 1, 2005, collateralized by: $3,580,514 par various Mortgage Obligations, valued at $1,836,959	1,793,000
Agreement with UBS Warburg, LLC and JP Morgan Chase & Co. (Tri-Party) of $1,600,000 dated February 28, 2005, at 2.640% to be repurchased at $1,600,117 on March 1, 2005, collateralized by: $3,136,337 par various Mortgage Obligations, valued at $1,632,004	1,600,000
Total Repurchase Agreements (identified cost $4,772,963)	4,772,963
Total Investments and Repurchase Agreements - 100.1% (cost $11,120,498)(†)	11,120,498
Other Assets and Liabilities, Net - (0.1)%	(8,891)
Net Assets - 100.0%	11,111,607

See accompanying notes which are an integral part of the financial statements.

Money Market Fund

8

SSgA
Money Market Fund

Schedule of Investments, continued - February 28, 2005 (Unaudited)

Portfolio Summary	% of Net Assets

Corporate Bonds & Notes	10.2
Domestic Certificates of Deposit	3.9
Eurodollar Certificates of Deposit	7.4
Domestic Commercial Paper	16.3
Foreign Commercial Paper	3.7
Domestic Time Deposits	3.6
Yankee Certificates of Deposit	12.0
Repurchase Agreements	43.0
Total Investments and Repurchase Agreements	100.1
Other Assets and Liabilities, Net	(0.1)
Net Assets	100.0

See accompanying notes which are an integral part of the financial statements.

Money Market Fund

9

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SSgA

US Government Money Market Fund

Shareholder Expense Example - February 28, 2005 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this fund is from September 1, 2004 to February 28, 2005.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2004	$1,000.00	$1,000.00
Ending Account Value February 28, 2005	$1,007.99	$1,022.87
Expenses Paid During Period *	$2.14	$2.16

* Expenses are equal to the Fund's annualized expense ratio of .43%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

US Government Money Market Fund

11

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SSgA
US Government Money Market Fund

Schedule of Investments - February 28, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
United States Government Agencies - 57.7%
Fannie Mae (Ê)	100,000	2.553	08/29/05	99,971
Fannie Mae Discount Notes	35,000	2.390	03/04/05	34,993
Fannie Mae Discount Notes	50,000	2.435	03/16/05	49,949
Fannie Mae Discount Notes	35,000	2.175	04/08/05	34,920
Federal Home Loan Bank (Ê)	50,000	2.405	03/15/05	49,999
Federal Home Loan Bank (Ê)	50,000	2.450	03/21/05	50,000
Federal Home Loan Bank (Ê)	115,000	2.570	04/25/05	114,997
Federal Home Loan Bank (Ê)	90,000	2.489	10/03/05	89,977
Freddie Mac	25,000	1.420	03/01/05	25,000
Freddie Mac (Ê)	40,000	2.415	09/09/05	40,004
Freddie Mac (Ê)	85,000	2.725	11/07/05	84,992
Freddie Mac Discount Notes	25,000	2.420	03/22/05	24,965
Freddie Mac Discount Notes	40,000	2.460	03/29/05	39,923

Total United States Government Agencies (amortized cost $739,690)	739,690
Total Investments - 57.7% (amortized cost $739,690)	739,690

Repurchase Agreements - 42.4%

Agreement with Bank of America and Bank of New York, Inc. (Tri-Party) of $44,090 acquired on February 28, 2005 at 2.630% to be repurchased at $44,093 on March 1, 2005, collateralized by: $45,643 par United States Government Agency Obligations, valued at $44,972	44,090
Agreement with Credit Suisse First Boston and JP Morgan Chase & Co. (Tri-Party) of $250,000 acquired on February 28, 2005 at 2.640% to be repurchased at $250,018 on March 1, 2005, collateralized by: $244,092 par United States Government Agency Obligations, valued at $255,000	250,000
Agreement with UBS Securities and JP Morgan Chase & Co. (Tri-Party) of $250,000 acquired on February 28, 2005 at 2.630% to be repurchased at $250,018 on March 1, 2005, collateralized by: $249,626 par United States Government Agency Obligations, valued at $255,004	250,000
Total Repurchase Agreements (identified cost $544,090)	544,090
Total Investments and Repurchase Agreements - 100.1% (cost $1,283,780)(†)	1,283,780
Other Assets and Liabilities, Net - (0.1)%	(1,221)
Net Assets - 100.0%	1,282,559

See accompanying notes which are an integral part of the financial statements.

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13

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Schedule of Investments, continued - February 28, 2005 (Unaudited)

Portfolio Summary	% of Net Assets

United States Government Agencies	57.7
Repurchase Agreements	42.4
Total Investments and Repurchase Agreements	100.1
Other Assets and Liabilities, Net	(0.1)
Net Assets	100.0

See accompanying notes which are an integral part of the financial statements.

US Government Money Market Fund

14

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Tax Free Money Market Fund

Shareholder Expense Example - February 28, 2005 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this fund is from September 1, 2004 to February 28, 2005.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2004	$1,000.00	$1,000.00
Ending Account Value February 28, 2005	$1,005.42	$1,022.17
Expenses Paid During Period *	$2.83	$2.86

* Expenses are equal to the Fund's annualized expense ratio of .57%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

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Schedule of Investments - February 28, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Short-Term Tax-Exempt Obligations - 99.7%
Alabama - 2.7%
Alabama Special Care Facilities Financing Authority-Birmingham Alabama Revenue Bonds, weekly demand (Ê)	8,195	1.840	11/15/39	8,195
Montgomery BMC Special Care Facilities Financing Authority Revenue Bonds, weekly demand (Ê)(µ)	1,000	1.880	12/01/30	1,000
Montgomery BMC Special Care Facilities Financing Authority Revenue Bonds, weekly demand (Ê)(µ)	2,365	1.880	12/01/30	2,365
				11,560
Alaska - 0.5%
Alaska Housing Finance Corp. Revenue Bonds, weekly demand (Ê)(µ)	2,250	1.860	07/01/22	2,250
Arizona - 0.6%
Pima County Industrial Development Authority Revenue Bonds, weekly demand (Ê)(µ)	2,400	1.900	12/01/22	2,400
California - 2.4%
California State Public Works Board Revenue Bonds, weekly demand (Ê)(µ)	1,865	1.890	12/01/11	1,865
Orange County Transportation Authority Revenue Bonds, weekly demand (Ê)(µ)	3,500	1.810	12/15/30	3,500
San Juan Unified School District General Obligation Unlimited Notes	5,000	3.000	11/18/05	5,032
				10,397
Colorado - 4.7%
City of Colorado Springs Colorado Revenue Bonds, weekly demand (Ê)	6,000	1.830	11/01/23	6,000
Colorado Housing & Finance Authority Revenue Bonds, weekly demand (Ê)	1,625	1.890	10/01/30	1,625
Denver City & County Colorado Certificate of Participation, weekly demand (Ê)(µ)	5,400	1.820	12/01/29	5,400
Denver City & County Colorado Certificate of Participation, weekly demand (Ê)(µ)	5,000	1.870	12/01/29	5,000
E-470 Public Highway Authority Revenue Bonds, weekly demand (Ê)(µ)	1,255	1.860	09/01/18	1,255
El Paso County School District No. 11 Colorado Springs General Obligation Unlimited	1,000	5.500	12/01/05	1,025
				20,305
Connecticut - 0.6%
Connecticut State Health & Educational Facilities Authority Revenue Bonds, weekly demand (Ê)	2,500	1.740	07/01/29	2,500
Delaware - 0.3%
Delaware State Economic Development Authority Revenue Bonds, weekly demand (Ê)(µ)	1,100	1.840	12/01/15	1,100
District of Columbia - 2.4%
District of Columbia General Obligation Unlimited (µ)	7,035	5.500	06/01/05	7,104
District of Columbia General Obligation Unlimited, weekly demand (Ê)(µ)	1,230	1.890	06/01/15	1,230
District of Columbia General Obligation Unlimited, weekly demand (Ê)(µ)	1,800	1.890	06/01/30	1,800
				10,134

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Tax Free Money Market Fund

Schedule of Investments, continued - February 28, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Florida - 1.5%
Dade County Industrial Development Authority Revenue Bonds, weekly demand (Ê)(µ)	950	1.870	01/01/16	950
Dade County Industrial Development Authority Revenue Bonds, weekly demand (Ê)(µ)	885	1.870	01/01/16	885
Dade County Industrial Development Authority Revenue Bonds, weekly demand (Ê)(µ)	475	1.870	01/01/16	475
Dade County Industrial Development Authority Revenue Bonds, weekly demand (Ê)(µ)	100	1.870	01/01/16	100
Florida State Board Education Revenue Bonds, annual demand (Ê)(µ)	1,500	1.300	07/01/17	1,500
Putnam County Development Authority Revenue Bonds, semi-annual demand (Ê)	2,545	2.050	12/15/09	2,545
				6,455
Georgia - 2.8%
Burke County Development Authority Revenue Bonds, weekly demand (Ê)(µ)	2,300	1.860	01/01/19	2,300
Municipal Electric Authority of Georgia Revenue Bonds, weekly demand (Ê)(µ)	6,500	1.800	03/01/20	6,500
Municipal Electric Authority of Georgia Revenue Bonds, weekly demand (Ê)(µ)	3,000	1.800	01/01/22	3,000
				11,800
Idaho - 1.0%
Idaho Housing & Finance Association Revenue Bonds, weekly demand (Ê)	1,700	1.940	01/01/33	1,700
Idaho Housing & Finance Association Revenue Bonds, weekly demand (Ê)	2,500	1.940	07/01/33	2,500
				4,200
Illinois - 10.0%
Cook County Community College District No. 508 Revenue Bonds (µ)	3,620	7.700	12/01/05	3,769
Illinois Finance Authority Revenue Bonds, weekly demand (Ê)(µ)	3,650	1.920	09/01/22	3,650
Illinois Finance Authority Revenue Bonds, weekly demand (Ê)	1,200	1.900	11/15/24	1,200
Illinois Finance Authority Revenue Bonds, weekly demand (Ê)	18,200	1.790	08/15/38	18,200
Illinois Health Facilities Authority Revenue Bonds, weekly demand (Ê)(µ)	2,300	1.860	08/01/15	2,300
Illinois Health Facilities Authority Revenue Bonds, weekly demand (Ê)(µ)	4,000	1.860	08/01/20	4,000
Illinois Health Facilities Authority Revenue Bonds, weekly demand (Ê)(µ)	3,200	1.800	08/01/26	3,200
Illinois Health Facilities Authority Revenue Bonds, weekly demand (Ê)(µ)	2,220	1.860	07/01/28	2,220
Illinois Housing Development Authority Revenue Bonds, weekly demand (Ê)(µ)	945	1.860	07/01/27	945
Illinois Student Assistance Commission Revenue Bonds, weekly demand (Ê)(µ)	2,925	1.920	03/01/06	2,925
Metropolitan Pier & Exposition Authority Revenue Bonds	500	6.500	06/01/05	506
				42,915
Indiana - 3.5%
Indiana Bond Bank Revenue Notes	15,000	3.250	01/26/06	15,126
Kentucky - 1.4%
Lexington-Fayette Urban County Airport Corp. Revenue Bonds, weekly demand (Ê)	2,000	1.830	04/01/24	2,000
Lexington-Fayette Urban County Airport Corp. Revenue Bonds, weekly demand (Ê)(µ)	1,200	1.830	07/01/28	1,200
Louisville & Jefferson County Metropolitan Sewer District Revenue Bonds, weekly demand (Ê)(µ)	2,900	1.840	05/15/23	2,900
				6,100

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Schedule of Investments, continued - February 28, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Louisiana - 2.8%
Jefferson Parish Home Mortgage Authority Revenue Bonds, weekly demand (Ê)	420	1.950	12/01/13	420
Louisiana Public Facilities Authority Revenue Bonds, weekly demand (Ê)	10,500	1.970	05/15/30	10,500
State of Louisiana General Obligation Unlimited (µ)	1,200	5.500	04/15/05	1,206
				12,126
Maine - 0.3%
Regional Waste Systems, Inc. Revenue Bonds, weekly demand (Ê)	1,300	2.020	07/01/12	1,300
Maryland - 1.6%
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, weekly demand (Ê)(µ)	4,000	1.890	04/01/35	4,000
Montgomery County Housing Opportunites Commission Housing Revenue Revenue Bonds, weekly demand (Ê)	3,000	1.880	06/01/30	3,000
				7,000
Massachusetts - 5.2%
Massachusetts Bay Transportation Authority Special Assessment, weekly demand (Ê)	1,000	1.900	07/01/30	1,000
Massachusetts Health & Educational Facilities Authority Revenue Bonds, weekly demand (Ê)(µ)	100	1.820	01/01/19	100
Massachusetts Health & Educational Facilities Authority Revenue Bonds, weekly demand (Ê)	9,495	1.700	01/01/26	9,495
Massachusetts State Water Resources Authority Revenue Bonds, weekly demand (Ê)(µ)	4,300	1.830	04/01/28	4,300
Massachusetts State Water Resources Authority Revenue Bonds, weekly demand (Ê)(µ)	1,700	1.830	08/01/37	1,700
Route 3 North Transit Improvement Association Revenue Bonds, weekly demand (Ê)(µ)	5,800	1.830	06/15/33	5,800
				22,395
Michigan - 5.3%
Jackson County Economic Development Corp. Revenue Bonds, weekly demand (Ê)(µ)	1,500	1.870	12/01/14	1,500
Michigan Higher Education Student Loan Authority Revenue Bonds, weekly demand (Ê)(µ)	2,700	1.890	09/01/36	2,700
Michigan Municipal Bond Authority Revenue Notes	3,500	3.000	08/19/05	3,523
Michigan State Housing Development Authority Revenue Bonds, weekly demand (Ê)(µ)	2,000	1.880	06/01/30	2,000
State of Michigan General Obligation Unlimited Notes	5,000	3.500	09/30/05	5,043
State of Michigan Revenue Bonds, weekly demand (Ê)(µ)	8,100	1.840	09/15/08	8,100
				22,866
Minnesota - 1.7%
Fridley Independent School District No. 14 General Obligation Unlimited Notes	5,000	2.750	09/30/05	5,033
State of Minnesota General Obligation Unlimited	2,000	5.000	10/01/05	2,034
				7,067
Missouri - 1.3%
State of Missouri General Obligation Unlimited (æ)	4,065	5.600	04/01/15	4,162

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Schedule of Investments, continued - February 28, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Missouri State Health & Educational Facilities Authority Revenue Bonds, weekly demand (Ê)	1,300	1.790	02/15/34	1,300
				5,462
Montana - 0.4%
Billings Montana Revenue Bonds, weekly demand (Ê)(µ)	1,900	1.860	12/01/14	1,900
Nevada - 1.6%
County of Clark Nevada Revenue Bonds, weekly demand (Ê)(µ)	2,490	1.840	07/01/12	2,490
Nevada Housing Division Revenue Bonds, weekly demand (Ê)(µ)	1,185	1.890	10/01/30	1,185
Nevada Housing Division Revenue Bonds, weekly demand (Ê)(µ)	1,200	1.890	04/01/31	1,200
Nevada Housing Division Revenue Bonds, weekly demand (Ê)	1,900	1.890	10/15/33	1,900
				6,775
New Hampshire - 1.5%
New Hampshire Business Finance Authority Revenue Bonds, weekly demand (Ê)(µ)	1,900	1.860	01/01/18	1,900
New Hampshire Health & Education Facilities Authority Revenue Bonds, weekly demand (Ê)	4,500	1.840	06/01/32	4,500
				6,400
New Jersey - 2.3%
Essex County Improvement Authority Revenue Bonds, weekly demand (Ê)(µ)	800	1.830	07/01/26	800
New Jersey Economic Development Authority Revenue Bonds, weekly demand (Ê)(µ)	8,940	1.870	10/01/10	8,940
				9,740
New Mexico - 4.3%
New Mexico State Highway Commission Revenue Bonds	8,245	5.000	06/15/05	8,327
State of New Mexico Revenue Notes	10,000	3.000	06/30/05	10,036
				18,363
New York - 7.9%
City of New York New York General Obligation Unlimited, weekly demand (Ê)(µ)	1,000	1.810	08/01/11	1,000
City of New York New York General Obligation Unlimited, weekly demand (Ê)(µ)	3,300	1.810	08/01/12	3,300
City of New York New York General Obligation Unlimited, weekly demand (Ê)(µ)	1,000	1.830	02/15/16	1,000
City of New York New York General Obligation Unlimited, weekly demand (Ê)(µ)	1,100	1.860	06/01/22	1,100
City of New York New York General Obligation Unlimited, monthly demand (Ê)(µ)	2,500	1.830	03/01/34	2,500
Long Island Power Authority Revenue Bonds, weekly demand (Ê)(µ)	2,300	1.830	05/01/33	2,300
New York City Transitional Finance Authority Revenue Bonds, weekly demand (Ê)	1,400	1.770	11/01/22	1,400
New York City Transitional Finance Authority Revenue Bonds, weekly demand (Ê)	4,435	1.830	11/01/22	4,435
New York City Transitional Finance Authority Revenue Bonds, weekly demand (Ê)	5,195	1.830	11/01/22	5,195

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Schedule of Investments, continued - February 28, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
New York City Transitional Finance Authority Revenue Bonds, weekly demand (Ê)	2,400	1.830	11/15/22	2,400
New York City Transitional Finance Authority Revenue Bonds, weekly demand (Ê)	4,160	1.860	11/15/22	4,160
New York State Dormitory Authority Revenue Bonds, weekly demand (Ê)	500	1.870	02/15/08	500
New York State Housing Finance Agency Revenue Bonds, weekly demand (Ê)	2,000	1.860	05/15/33	2,000
Triborough Bridge & Tunnel Authority Revenue Bonds, weekly demand (Ê)(µ)	2,475	1.830	01/01/31	2,475
				33,765
North Carolina - 2.1%
City of Charlotte North Carolina Revenue Bonds, weekly demand (Ê)(µ)	2,100	1.840	07/01/16	2,100
City of Charlotte North Carolina Revenue Bonds, weekly demand (Ê)(µ)	6,010	1.840	07/01/29	6,010
State of North Carolina General Obligation Unlimited, weekly demand (Ê)	1,000	1.840	05/01/21	1,000
				9,110
Ohio - 2.4%
Franklin County Ohio Revenue Bonds, weekly demand (Ê)	7,100	1.880	06/01/16	7,100
Ohio State Building Authority Revenue Bonds	1,000	5.000	04/01/05	1,003
State of Ohio General Obligation Unlimited, weekly demand (Ê)	2,000	1.830	08/01/21	2,000
				10,103
Oklahoma - 1.2%
Tulsa Airports Improvement Trust Revenue Bonds, weekly demand (Ê)(µ)	5,000	1.890	08/01/18	5,000
Pennsylvania - 1.0%
Pennsylvania Energy Development Authority Revenue Bonds, weekly demand (Ê)(µ)	2,500	1.890	12/01/11	2,500
Pennsylvania Higher Education Assistance Agency Revenue Bonds, weekly demand (Ê)(µ)	1,700	1.890	06/01/29	1,700
				4,200
Puerto Rico - 1.5%
Puerto Rico Housing Finance Corp. Revenue Bonds, weekly demand (Ê)	6,390	1.900	12/01/28	6,390
South Carolina - 0.6%
Rock Hill South Carolina Revenue Bonds, weekly demand (Ê)(µ)	1,205	1.840	01/01/23	1,205
South Carolina Jobs-Economic Development Authority Revenue Bonds, weekly demand (Ê)(µ)	1,470	1.840	02/15/28	1,470
				2,675
Tennessee - 1.6%
City of Memphis Revenue Bonds, annual demand (Ê)(µ)	2,995	1.900	12/01/11	2,995
Jackson Health Educational & Housing Facility Board Revenue Bonds, weekly demand (Ê)	750	1.870	10/15/32	750
Metropolitan Government Nashville & Davidson County Health & Educational Facility Board Revenue Bonds, weekly demand (Ê)(µ)	3,095	2.060	01/01/30	3,095
				6,840

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Tax Free Money Market Fund

Schedule of Investments, continued - February 28, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($)	Rate or Shares	Date of %Maturity	Value $
Texas - 10.8%
Austin County Industrial Development Corp. Revenue Bonds, weekly demand (Ê)(µ)	1,400	1.860	12/01/14	1,400
Bell County Health Facility Development Corp. Revenue Bonds, weekly demand (Ê)(µ)	1,700	1.800	08/15/31	1,700
City of San Antonio Texas Revenue Bonds	1,000	5.000	02/01/06	1,026
Harris County Health Facilities Development Corp. Revenue Bonds, weekly demand (Ê)	88	1.800	02/15/31	88
Harris County Health Facilities Development Corp. Revenue Bonds, weekly demand (Ê)(µ)	1,075	1.800	09/01/31	1,075
Lower Neches Valley Authority Revenue Bonds, semi-annual demand (Ê)	1,000	2.140	02/15/17	1,000
Northside Independent School District General Obligation Unlimited, annual demand (Ê)	3,825	1.670	06/15/33	3,825
Red River Texas Revenue Bonds, weekly demand (Ê)	3,500	1.900	05/15/30	3,500
Round Rock Independent School District General Obligation Unlimited, weekly demand (Ê)	1,400	1.900	08/01/21	1,400
State of Texas General Obligation Unlimited, weekly demand (Ê)	4,025	1.840	12/01/16	4,025
State of Texas General Obligation Unlimited, weekly demand (Ê)	1,800	1.890	12/01/29	1,800
State of Texas General Obligation Unlimited, weekly demand (Ê)	4,180	1.890	06/01/34	4,180
State of Texas Notes	13,000	3.000	08/31/05	13,061
Strategic Housing Finance Corp. Revenue Bonds, weekly demand (Ê)	5,000	2.020	01/01/10	5,000
Texas A & M University Revenue Bonds	1,925	5.750	05/15/05	1,941
Weatherford Independent School District General Obligation Unlimited, annual demand (Ê)	1,000	2.500	02/01/35	1,000
				46,021
Utah - 2.2%
Morgan County Utah Revenue Bonds, weekly demand (Ê)(µ)	1,750	1.890	08/01/31	1,750
State of Utah General Obligation Unlimited	1,775	4.500	07/01/05	1,792
Utah Housing Corp. Revenue Bonds, weekly demand (Ê)	6,000	1.940	07/01/33	6,000
				9,542
Vermont - 0.3%
Vermont Educational & Health Buildings Financing Agency Revenue Bonds, weekly demand (Ê)(µ)	400	1.900	12/01/25	400
Vermont Educational & Health Buildings Financing Agency Revenue Bonds, weekly demand (Ê)(µ)	800	1.900	12/01/25	800
				1,200
Virginia - 0.4%
Hampton Redevelopment & Housing Authority Revenue Bonds, weekly demand (Ê)	1,500	1.860	06/15/26	1,500
Washington - 1.4%
City of Seattle Washington Revenue Bonds, weekly demand (Ê)(µ)	2,000	1.800	03/01/32	2,000
Washington Health Care Facilities Authority Revenue Bonds, weekly demand (Ê)(µ)	4,145	1.920	08/01/26	4,145
				6,145

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Schedule of Investments, continued - February 28, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($)	Rate or Shares	Date of %Maturity	Value $
West Virginia - 2.4%
Marshall County West Virginia Revenue Bonds, weekly demand (Ê)	7,200	1.790	12/01/20	7,200
West Virginia State Hospial Finance Authority Revenue Bonds, weekly demand (Ê)(µ)	3,000	1.900	12/01/25	3,000
				10,200
Wisconsin - 1.2%
University Hospitals & Clinics Authority Revenue Bonds, weekly demand (Ê)(µ)	2,100	1.860	04/01/26	2,100
Wisconsin Housing & Economic Development Authority Revenue Bonds, weekly demand (Ê)	3,000	1.900	09/01/33	3,000
				5,100

Total Short-Term Tax-Exempt Obligations (cost $426,427)	426,427
Total Investments - 99.7% (identified cost $426,427) (†)	426,427
Other Assets and Liabilities, Net - 0.3%	1,324
Net Assets - 100.0%	427,751

See accompanying notes which are an integral part of the financial statements.

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Schedule of Investments, continued - February 28, 2005 (Unaudited)

Quality Ratings as a % of Value (Unaudited)

VMIG1, SP-1+ or equivalent*	100%

Economic Sector Emphasis as a % of Value (Unaudited)

General Obligation	25%
Healthcare Revenue	16
Housing Revenue	13
Education Revenue	7
Electricity & Power Revenue	7
Transportation Revenue	6
Utility Revenue	6
Industrial Revenue/Pollution Control Revenue	5
Airport Revenue	4
Bond Bank	4
Other	4
Student Loan Revenue	2
Pre-refunded	1
100%

*    VMIG1: The highest short-term municipal note credit rating given by Moody's Investor Services to notes with a demand feature which are of the "best quality."

    SP-1+: The highest short-term municipal note credit rating given by Standard & Poor's Corporation to notes with a "very strong or strong capacity to pay principal and interest."

See accompanying notes which are an integral part of the financial statements.

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Schedule of Investments, continued - February 28, 2005 (Unaudited)

Portfolio Summary	% of Net Assets
Alabama	2.7
Alaska	0.5
Arizona	0.6
California	2.4
Colorado	4.7
Connecticut	0.6
Delaware	0.3
District of Columbia	2.4
Florida	1.5
Georgia	2.8
Idaho	1.0
Illinois	10.0
Indiana	3.5
Kentucky	1.4
Louisiana	2.8
Maine	0.3
Maryland	1.6
Massachusetts	5.2
Michigan	5.3
Minnesota	1.7
Missouri	1.3
Montana	0.4
Nevada	1.6
New Hampshire	1.5
New Jersey	2.3
New Mexico	4.3
New York	7.9
North Carolina	2.1
Ohio	2.4
Oklahoma	1.2
Pennsylvania	1.0
Puerto Rico	1.5
South Carolina	0.6
Tennessee	1.6
Texas	10.8
Utah	2.2
Vermont	0.3
Virginia	0.4
Washington	1.4
West Virginia	2.4
Wisconsin	1.2
Total Investments	99.7
Other Assets and Liabilities, Net	0.3
Net Assets	100.0

See accompanying notes which are an integral part of the financial statements.

Tax Free Money Market Fund

25

SSgA
Money Market Funds

Notes to Schedules of Investments - February 28, 2005 (Unaudited)

(Ê)  Adjustable or floating rate security. Rate shown reflects rate in effect at period end.

(µ)  Bond is insured by a guarantor.

(æ)  Pre-refunded: These bonds are collateralized by US Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date. The rate noted is for descriptive purposes; effective yield may vary.

(†)  The identified cost for Federal income tax purposes.

Notes to Schedule of Investments

26

SSgA
Money Market Funds
Statement of Assets and Liabilities - February 28, 2005 (Unaudited)

Amounts in thousands	Money Market Fund	US Government Money Market Fund	Tax Free Money Market Fund
Assets
Investments, at identified cost	$6,347,535	$739,690	$426,427
Investments at amortized cost which approximates value	6,347,535	739,690	426,427
Repurchase agreements at cost which approximates value	4,772,963	544,090	-
Cash	-	-	206
Receivables:
Interest	8,315	1,314	1,814
Fund shares sold	1	-	-
From advisor	149	-	-
Prepaid expenses	53	12	10
Total assets	11,129,016	1,285,106	428,457
Liabilities
Payables:
Accrued fees to affiliates	2,912	449	187
Other accrued expenses	282	69	69
Dividends	14,215	2,029	450
Total liabilities	17,409	2,547	706
Net Assets	$11,111,607	$1,282,559	$427,751
Net Assets Consist of:
Accumulated net realized gain (loss)	$(366)	$28	$147
Shares of beneficial interest	11,112	1,283	428
Additional paid-in capital	11,100,861	1,281,248	427,176
Net Assets	$11,111,607	$1,282,559	$427,751
Net Asset Value, offering and redemption price per share:
Net asset value per share*	$1.00	$1.00	$1.00
Net assets	$11,111,606,943	$1,282,559,444	$427,751,308
Shares outstanding ($.001 par value)	11,111,972,855	1,282,531,389	427,609,009

*Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Statement of Assets and Liabilities

27

SSgA
Money Market Funds
Statement of Operations - For the Period Ended February 28, 2005 (Unaudited)

Amounts in thousands	Money Market Fund	US Government Money Market Fund	Tax Free Money Market Fund
Investment Income
Interest	$88,065	$12,647	$3,416
Expenses
Advisory fees	10,831	1,549	516
Administrative fees	1,324	189	79
Custodian fees	741	108	51
Distribution fees	1,668	140	237
Transfer agent fees	115	25	17
Professional fees	64	18	14
Registration fees	39	16	10
Shareholder servicing fees	2,369	589	208
Trustees' fees	81	16	9
Insurance fees	846	9	3
Printing fees	58	12	13
Miscellaneous	45	18	15
Expenses before reductions	18,181	2,689	1,172
Expense reductions	(851)	-	(3)
Net expenses	17,330	2,689	1,169
Net investment income (loss)	70,735	9,958	2,247
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments	(1)	-	(45)
Net Increase (Decrease) in Net Assets from Operations	$70,734	$9,958	$2,202

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

28

SSgA
Money Market Funds
Statement of Changes In Net Assets

	Money Market Fund		US Government Money Market Fund		Tax Free Money Market Fund
Amounts in thousands	Six Months Ended February 28, 2005 (Unaudited)	Fiscal Year Ended August 31, 2004	Six Months Ended February 28, 2005 (Unaudited)	Fiscal Year Ended August 31, 2004	Six months Ended February 28, 2005 (Unaudited)	Fiscal Year Ended August 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$70,735	$78,416	$9,958	$9,543	$2,247	$2,113
Net realized gain (loss)	(1)	(356)	-	(9)	(45)	4
Net increase (decrease) in net assets from operations	70,734	78,060	9,958	9,534	2,202	2,117
Distributions
From net investment income	(70,735)	(78,416)	(9,958)	(9,543)	(2,247)	(2,113)
From net realized gain	-	-	-	-	-	(122)
Net decrease in net assets from distributions	(70,735)	(78,416)	(9,958)	(9,543)	(2,247)	(2,235)
Share Transactions
Net increase (decrease) in net assets from share transactions	2,964,675	(2,597,081)	121,452	(243,110)	29,278	(46,530)
Total Net Increase (Decrease) in Net Assets	2,964,674	(2,597,437)	121,452	(243,119)	29,233	(46,648)
Net Assets
Beginning of period	8,146,933	10,744,370	1,161,107	1,404,226	398,518	445,166
End of period	$11,111,607	$8,146,933	$1,282,559	$1,161,107	$427,751	$398,518

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

29

SSgA
Money Market Funds

Financial Highlights - For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)	$ Net Realized and Unrealized Gain (Loss)	$ Total Income from Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Total Distributions
Money Market Fund
February 28, 2005*	1.0000	.0078	-	.0078	(.0078)	-	(.0078)
August 31, 2004	1.0000	.0076	-	.0076	(.0076)	-	(.0076)
August 31, 2003	1.0000	.0104	-	.0104	(.0104)	-	(.0104)
August 31, 2002	1.0000	.0196	-	.0196	(.0196)	-	(.0196)
August 31, 2001	1.0000	.0518	-	.0518	(.0518)	-	(.0518)
August 31, 2000	1.0000	.0562	-	.0562	(.0562)	-	(.0562)
US Government Money Market Fund
February 28, 2005*	1.0000	.0100	-	.0100	(.0100)	-	(.0100)
August 31, 2004	1.0000	.0070	-	.0070	(.0070)	-	(.0070)
August 31, 2003	1.0000	.0099	-	.0099	(.0099)	-	(.0099)
August 31, 2002	1.0000	.0188	-	.0188	(.0188)	-	(.0188)
August 31, 2001	1.0000	.0507	-	.0507	(.0507)	-	(.0507)
August 31, 2000	1.0000	.0551	-	.0551	(.0551)	-	(.0551)
Tax Free Money Market Fund
February 28, 2005*	1.0000	.0054	-	.0054	(.0054)	-	(.0054)
August 31, 2004	1.0000	.0048	.0003	.0051	(.0048)	(.0003)	(.0051)
August 31, 2003	1.0000	.0069	-	.0069	(.0069)	-	(.0069)
August 31, 2002	1.0000	.0119	-	.0119	(.0119)	-	(.0119)
August 31, 2001	1.0000	.0305	-	.0305	(.0305)	-	(.0305)
August 31, 2000	1.0000	.0331	-	.0331	(.0331)	-	(.0331)

* For the six months ended February 28, 2005 (Unaudited).
(a)  Periods less than one year are not annualized.
(b)  May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements. The custody credit arrangements had an impact of less that .005% per share.
(c) The ratios for periods less than one year are annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

30

	$ Net Asset Value, End of Period	% Total Return(a)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(b)(c)	% Ratio of Expenses to Average Net Assets, Gross(c)	% Ratio of Net Investment Income to Average Net Assets(b)(c)
Money Market Fund
February 28, 2005*	1.0000	.81	11,111,607	.40	.42	1.63
August 31, 2004	1.0000	.77	8,146,933	.40	.40	.76
August 31, 2003	1.0000	1.05	10,744,370	.40	.42	1.04
August 31, 2002	1.0000	1.98	10,657,389	.39	.39	1.95
August 31, 2001	1.0000	5.31	10,724,407	.38	.38	5.14
August 31, 2000	1.0000	5.78	8,556,244	.39	.39	5.62
US Government Money Market Fund
February 28, 2005*	1.0000	.80	1,282,559	.43	.43	1.61
August 31, 2004	1.0000	.70	1,161,107	.43	.43	.69
August 31, 2003	1.0000	.99	1,404,226	.41	.41	1.00
August 31, 2002	1.0000	1.89	2,016,054	.40	.40	1.89
August 31, 2001	1.0000	5.19	2,061,913	.40	.40	4.99
August 31, 2000	1.0000	5.65	1,525,265	.42	.42	5.55
Tax Free Money Market Fund
February 28, 2005*	1.0000	.54	427,751	.57	.57	1.09
August 31, 2004	1.0000	.50	398,518	.57	.57	.47
August 31, 2003	1.0000	.69	445,166	.53	.53	.69
August 31, 2002	1.0000	1.20	572,360	.48	.48	1.17
August 31, 2001	1.0000	3.10	461,123	.52	.53	2.97
August 31, 2000	1.0000	3.37	272,205	.57	.58	3.31

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

31

SSgA

Money Market Funds

Notes to Financial Statements - February 28, 2005 (Unaudited)

1.  Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 26 investment portfolios, which are in operation as of February 28, 2005. These financial statements report on three of the SSgA Funds, the Money Market Fund, the US Government Money Market Fund and the Tax Free Money Market Fund (the "Funds"), each of which has distinct investment objectives and strategies. Each Fund is a no-load, diversified open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at $.001 par value.

2.  Significant Accounting Policies

The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Security Valuation

The investments of the Funds are valued utilizing the amortized cost valuation method, which approximates market value, permitted in accordance with Rule 2a-7 of the 1940 Act. Under this method, each portfolio instrument is initially valued at cost, and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

Securities Transactions

Securities transactions are recorded on the trade date, which in most instances is the same as the settlement date. Realized gains and losses from the securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Interest income is recorded daily on the accrual basis.

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

It is each Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires each Fund to distribute all of its taxable income to shareholders. Therefore, the Funds paid no federal income taxes and no federal income tax provision was required. The Money Market and the US Government Money Market Funds had a net tax basis capital loss carryover which may be applied against any realized net taxable gains in each succeeding year or until their expiration dates, whichever occurs first. At August 31, 2004, the capital loss carryovers are as follows:

	Expiration Year
	08/31/2011	08/31/2012
Money Market	$9,747	$821
US Government Money Market	5,172	16,922

Dividends and Distributions to Shareholders

The Funds declare and record dividends on net investment income daily and pay them monthly. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains. Each Fund may periodically make reclassifications among certain of its capital accounts without impacting net asset value for differences between federal tax regulations and generally accepted accounting principles.

Notes to Financial Statements

32

SSgA
Money Market Funds

Notes to Financial Statements, continued - February 28, 2005 (Unaudited)

Expenses

Most expenses can be directly attributed to each Fund. Expenses of the Investment Company which cannot be directly attributed are allocated among all the Funds based principally on their relative net assets.

Repurchase Agreements

The Funds may engage in repurchase agreements with several financial institutions whereby a Fund, through its custodian or third party custodian, receives delivery of underlying securities as collateral. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. SSgA Funds Management, Inc. (the "Adviser") will monitor repurchase agreements daily to determine that the market value (including accrued interest) of the underlying securities at Fedwire closing time remains at least equal to 102% of the repurchase price. The Adviser will notify the seller to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral value falls below 102%. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

3.  Related Parties

Adviser

The Investment Company has an investment advisory agreement with the Adviser. The Adviser is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. The Adviser and other advisory affiliates of State Street Bank and Trust Company ("State Street") make up State Street Global Advisors, the investment management arm of State Street and its affiliated companies, which directs the investments of each Fund in accordance with their investment objectives, policies, and limitations. For these services, the Funds pay a fee to the Adviser, calculated daily and paid monthly, at the annual rate of .25% of their average daily net assets.

The Adviser has contractually agreed to reimburse the Money Market Fund for all expenses in excess of .40% of its average daily net assets on an annual basis (exclusive of non-recurring account fees and extraordinary expenses). The total amount of the reimbursement for the period ended February 28, 2005 was $846,826.

The Adviser does not have the ability to recover amounts waived or reimbursed from previous periods.

The Adviser also has a contract with State Street to provide custody and fund accounting services to the Funds. For these services, the Funds pay State Street asset-based fees that vary according to the number of positions and transactions plus out-of-pocket expenses.

State Street also serves as the transfer, dividend paying, and shareholder servicing agent to the Funds. For these services, the Funds pay an annual fee, an additional charge for each account, plus out-of-pocket expenses. State Street has entered into an agreement with Boston Financial Data Services, Inc. (BFDS) under which BFDS serves as sub-transfer agent.

In addition, the Funds have entered into arrangements with State Street whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Funds' expenses. During the period, the Funds' custodian fees were reduced by the following amounts under these arrangements:

Funds	Amount Paid
Money Market	$4,185
US Government Money Market	153
Tax Free Money Market	3,091

Administrator

The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator"), a wholly-owned subsidiary of Frank Russell Company (a subsidiary of The Northwestern Mutual Life Insurance Company), under which the Administrator supervises certain non-portfolio investment aspects of the Investment Company's operations, such as the Funds' regulatory filings, accounting, taxation, compliance, valuation and offering documents. The Funds pay the Administrator an annual fee, payable monthly on a pro rata basis. The annual fee is based on the following percentages of the

Notes to Financial Statements

33

SSgA
Money Market Funds

Notes to Financial Statements, continued - February 28, 2005 (Unaudited)

average daily net assets of all five of the Investment Company's money market portfolios: $0 up to $15 billion - .0315%; over $15 billion - .029%. In addition, the Administrator charges a flat fee of $30,000 per year per fund on each fund with less than $500 million in assets under management. The Funds also reimburse the Administrator for out-of-pocket expenses.

Distributor and Shareholder Servicing

The Investment Company has a distribution agreement with State Street Global Markets, LLC (the "Distributor"), which is a wholly-owned subsidiary of State Street Corporation, to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

The Funds have Shareholder Service Agreements with State Street and the following entities related to State Street: State Street Global Markets LLC ("Global Markets"), Fiduciary Investors Services Division of State Street ("Fiduciary Investors Services"), High Net Worth Services Division of State Street ("High Net Worth Services") and CitiStreet LLC ("CitiStreet") (collectively the "Agents"), as well as several unaffiliated services providers. For these services, each Fund pays .025% to State Street, and a maximum of .175% to each of the other named affiliated Agents, based upon the average daily value of all Fund shares held by or for customers of these Agents. For the period ended February 28, 2005, the Funds paid the following shareholder servicing expenses to affiliated service providers:

Funds	State Street	Global Markets	Fiduciary Investors Services	High Net Worth Services	CitiStreet
Money Market	$1,083,096	$524,566	$476,261	$6,817	$155,522
US Government Money Market	154,923	-	379,713	3,059	-
Tax Free Money Market	51,578	-	154,076	10,373	-

The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets of a Fund on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets of a Fund on an annual basis. Costs that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Funds' responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Funds' shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Funds will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of February 28, 2005.

Insurance

The Investment Company has entered into an agreement with MBIA Insurance Corporation to provide additional insurance coverage on the Money Market Fund against issuer default. For this coverage, the Money Market Fund pays a fee to MBIA of an annual rate of .018% of its daily average net assets.

Board of Trustees

The Investment Company paid each Trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for board and committee meetings attended. These expenses are allocated among all of the Funds of the Investment Company, except for the Life Solutions Funds, based upon their relative net assets.

Each Fund has adopted a Deferred Compensation Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustee fees payable. The deferred fees remain invested in certain SSgA Funds until distribution in accordance with the Deferral Plan.

Notes to Financial Statements

34

SSgA
Money Market Funds

Notes to Financial Statements, continued - February 28, 2005 (Unaudited)

Accrued fees payable to affiliates and trustees as of February 28, 2005 were as follows:

	Money Market	US Government Money Market	Tax Free Money Market
Advisory fees	$1,669,360	$247,451	$84,512
Administration fees	201,242	30,239	12,714
Custodian fees	170,351	25,092	11,510
Distribution fees	539,589	45,463	38,108
Shareholder servicing fees	250,043	85,456	31,554
Transfer agent fees	73,295	13,230	6,941
Trustees' fees	7,962	1,813	2,016
	$2,911,842	$448,744	$187,355

Beneficial Interest

As of February 28, 2005, the following table includes shareholders (two of which were also affiliates of the Investment Company) with shares of beneficial interest greater than 10% of the total outstanding shares of each respective Fund:

Funds	# of Shareholders	%
US Government Money Market	2	40.2
Tax Free Money Market	2	73.6

4.  Fund Share Transactions (On a Constant Dollar Basis):

	(amounts in thousands) For the Periods Ended
Money Market	February 28, 2005	August 31, 2004
Proceeds from shares sold	$58,752,300	$136,580,545
Proceeds from reinvestment of distributions	56,402	67,114
Payments for shares redeemed	(55,844,027)	(139,244,740)
Total net increase (decrease)	$2,964,675	$(2,597,081)
US Government Money Market
Proceeds from shares sold	$7,628,529	$14,594,149
Proceeds from reinvestment of distributions	5,120	5,580
Payments for shares redeemed	(7,512,197)	(14,842,839)
Total net increase (decrease)	$121,452	$(243,110)
Tax Free Money Market
Proceeds from shares sold	$1,959,341	$2,682,345
Proceeds from reinvestment of distributions	1,021	983
Payments for shares redeemed	(1,931,084)	(2,729,858)
Total net increase (decrease)	$29,278	$(46,530)

5.  Interfund Lending Program

The Investment Company received from the Securities and Exchange Commission an exemptive order to establish and operate an interfund credit facility. This allows the Funds to directly lend to and borrow money from the SSgA Money Market Fund for temporary purposes in accordance with certain conditions. The Funds will borrow through the program only when the returns are higher than those available from an investment in repurchase agreements and short term reserves. The borrowing Funds are charged the average of the current repo rate and the bank loan rate. The Funds will borrow through the Interfund Lending program only when the costs are equal to or lower than the cost of bank loans. Interest Income on the Statement of Operations for the Money Market Fund includes $1,813 received under the Interfund Lending Program for the period ended February 28, 2005.

Notes to Financial Statements

35

SSgA
Money Market Funds

Notes to Financial Statements, continued - February 28, 2005 (Unaudited)

6.  Change of Independent Auditor

Based on the recommendation of the Audit Committee of the Funds, the Board of Trustees has determined not to retain PricewaterhouseCoopers LLP as the Funds' independent auditor, and voted to appoint Deloitte & Touche LLP for the fiscal year ended August 31, 2005. During the two most recent fiscal years, PricewaterhouseCoopers LLP's audit reports contained no adverse opinion or disclaimer of opinion; nor were their reports qualified as to uncertainty, audit scope or accounting principles. Further, there were no disagreements between the Funds and PricewaterhouseCoopers LLP on accounting principles, financial statements disclosure or audit scope, which, if not resolved to the satisfaction of PricewaterhouseCoopers LLP, would have caused them to make reference to the disagreement in their reports.

Notes to Financial Statements

36

SSgA
Money Market Funds

Shareholder Requests for Additional Information - February 28, 2005

The Funds have adopted the proxy voting policies of the adviser. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds' Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q is available (i) without charge, upon request, by calling the Funds at (800)647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

Shareholder Requests for Additional Information

37

SSgA
Money Market Funds

Disclosure of Information about Fund Trustees and Officers -
February 28, 2005 (Unaudited)

The following tables provide information for each trustee and certain officers of the Investment Company, which consists of 26 funds. The first table provides information for trustees who are interested persons. The second table provides information for the independent trustees. The third table provides information for the officers.

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INTERESTED TRUSTEES

Lynn L. Anderson, Age 65 909 A Street Tacoma, WA 98402	Trustee since 1988 Interested Person of the SSgA Funds (as defined in the 1940 Act) due to his employment by the parent company of the Administrator Chairman of the Board and President Member, Governance Committee Member, Valuation Committee	Appointed until successor is duly elected and qualified Until successor is chosen and qualified by the Trustees.	• Vice Chairman, Frank Russell Company; • Chairman of the Board, Frank Russell Investment Company Funds, Russell Investment Funds, and Frank Russell Trust Company; and • Chief Executive Officer, Russell Fund Distributors.	26	• Trustee, Frank Russell Investment Company Funds and Russell Investment Funds (investment companies).

Agustin J. Fleites Age 39 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Principal Executive Officer and Chief Executive Officer since 2003 Trustee since 2004	Appointed until successor is duly elected and qualified	• 2002 to Present, President, SSgA Funds Management, Inc. • 2001 to Present, Senior Principal, State Street Global Advisors; Managing Director, Advisor Strategies; • 1999 to 2001, Principal, Head of Exchange Traded Funds, Offshore Funds and SSgA Latin America; and • 1993-1999, Principal, Head of Asset Allocation Strategies.	26	None

Disclosure of Information about Fund Trustees and Officers

38

SSgA
Money Market Funds

Disclosure of Information about Fund Trustees and Officers, continued -
February 28, 2005 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES

William L. Marshall Age 62 33 West Court Street Doylestown, PA 18901	Trustee since 1988 Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee	Appointed until successor is duly elected and qualified	• Chief Executive Officer and President, Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment advisor and provider of financial and related consulting services); • Certified Financial Planner and Member, Financial Planners Association; and • Registered Representative and Principal for Securities with Cambridge Investment Research, Inc., Fairfield, Iowa.	26	None

Steven J. Mastrovich Age 48 623 Clapboard Street Westwood, MA 02090	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee	Appointed until successor is duly elected and qualified	• September 2000 to Present, Global Head of Structured Real Estate, J.P. Morgan Investment Management (private real estate investment for clients primarily outside of the US to locate private real estate investments in the US); • January 2000 to September 2000, Managing Director, HSBC Securities (USA) Inc.; • From 1998 to 2000, President, Key Global Capital, Inc.; • From 1997 to 1998, Partner, Squire, Sanders & Dempsey (law firm); and • From 1994 to 1997, Partner, Brown, Rudnick, Freed & Gesmer (law firm).	26	None

Patrick J. Riley Age 56 One Corporate Place 55 Ferncroft Road Danvers, MA 01923	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committe	Appointed until successor is duly elected and qualified	• 2003 to Present, Associate Justice, Commonwealth of Massachusetts Superior Court; and • 1985-2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm).	26	Director – SSgA Cash Management Fund PLC, State Street Global Advisors Ireland, Ltd. (investment companies)

Disclosure of Information about Fund Trustees and Officers

39

SSgA
Money Market Funds

Disclosure of Information about Fund Trustees and Officers, continued -
February 28, 2005 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

Richard D. Shirk Age 59 1180 Brookgate Way, NE Atlanta, GA 30319-2877	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee	Appointed until successor is duly elected and qualified	• March 2001 to April 2002, Chairman, Cerulean Companies, Inc. (holding company) (Retired); • 1996 to March 2001, President and Chief Executive Officer, Cerulean Companies, Inc.; • 1992 to March 2001, President and Chief Executive Officer, Blue Cross/Blue Shield of Georgia; • 1993 to November 2001, Chairman and Board Member, Georgia Caring for Children Foundation (private foundation); • November 1998 to Present, Board Member, Healthcare Georgia Foundation (private foundation); and • September 2002 to Present, Board Member, Amerigroup Corp.	26	Listed under Principal Occupations

Bruce D. Taber Age 61 26 Round Top Road Boxford, MA 01921	Trustee since 1991 Member, Audit Committee Member, Governance Committee Member, Valuation Committee	Appointed until successor is duly elected and qualified	• Consultant, Computer Simulation, General Electric Industrial Control Systems.	26	Director – SSgA Cash Management Fund PLC, State Street Global Advisors Ireland, Ltd. (investment companies).

Henry W. Todd Age 57 150 Domorah Drive Montgomeryville, PA 18936	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee	Appointed until successor is duly elected and qualified	• Chairman, President and CEO, A.M. Todd Group, Inc.; and • President and CEO, Zink & Triest Co., Inc. (dealer in vanilla flavor materials).	26	Director – SSgA Cash Management Fund PLC, State Street Global Advisors Ireland, Ltd. (investment companies).

Disclosure of Information about Fund Trustees and Officers

40

SSgA
Money Market Funds

Disclosure of Information about Fund Trustees and Officers, continued -
February 28, 2005 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years
OFFICERS

J. David Griswold Age 47 909 A Street Tacoma, WA 98402	Vice President and Secretary since 1994 Chief Legal Officer since 2003	Until successor is chosen and qualified by Trustees	• Director – Global Regulatory Policy and Assistant Secretary, Frank Russell Company (institutional financial consultant);
• Assistant Secretary and Associate General Counsel, Director – Global Regulatory Policy, Frank Russell Investment Management Company (investment management);
• Director – Global Regulatory Policy, Russell Real Estate Advisors, Inc. (investment management);
• Assistant Secretary and Associate General Counsel, Frank Russell Capital Inc. (investment advisor of private equity funds), and Frank Russell Investments (Delaware), Inc. (member of general partner of private equity funds); Russell Fund Distributors, Inc. (mutual fund broker-dealer and underwriter);
• Director, Secretary and Associate General Counsel, Frank Russell Securities, Inc. (institutional brokerage firm); and
• Director, Frank Russell Canada Limited/Limitee (institutional financial consultant) and Total Risk Management Pty Limited (Approved Trustee for superannuation fund outsourcing clients).

James Ross Age 39 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Vice President since 2002	Until successor is chosen and qualified by Trustees	• 2001 to Present, Principal, SSgA Funds Management, Inc.;
• 2000 to Present, Principal, State Street Global Advisors;
• 1992 to 2000, Vice President, State Street Corporation; and
• 2000 to Present, Vice President, StreetTracks Series Trust.

Mark E. Swanson Age 41 909 A Street Tacoma, WA 98402	Treasurer and Principal Accounting Officer since 2000	Until successor is chosen and qualified by Trustees	• Director – Investment Operations, Frank Russell Investment Management Company and Frank Russell Trust Company; and
• Treasurer and Chief Accounting Officer, Frank Russell Investment Company and Russell Investment Funds.

Peter A. Ambrosini Age 61 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Chief Compliance Officer since 2004	Until successor is chosen and qualified by Trustees	• February 2001 to present, Senior Principal, Chief Compliance and Risk Management Officer, State Street Global Advisors;
• 2001 to present, Chief Compliance Officer, SSgA Funds Management, Inc.; and
• September 1985 to February 2001, Managing Director, Regulatory Compliance Consulting Group, PricewaterhouseCoopers.

Disclosure of Information about Fund Trustees and Officers

41

SSgA
Money Market Funds

State Street Financial Center

One Lincoln Street
Boston, Massachusetts 02111-2900
(800) 647-7327

Trustees

Lynn L. Anderson, Chairman

Agustin J. Fleites

William L. Marshall

Steven J. Mastrovich

Patrick J. Riley

Richard D. Shirk

Bruce D. Taber

Henry W. Todd

Officers

Lynn L. Anderson, President

Agustin J. Fleites, Principal Executive Officer and CEO

Mark E. Swanson, Treasurer and Principal Accounting Officer

J. David Griswold, Vice President and Secretary

James Ross, Vice President

Deedra S. Walkey, Assistant Secretary

Ross E. Erickson, Assistant Treasurer

David J. Craig, Assistant Treasurer

Carla L. Anderson, Assistant Secretary

Investment Adviser

SSgA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Custodian, Transfer Agent and Office of Shareholder Inquiries

State Street Bank and Trust Company

1776 Heritage Drive

North Quincy, Massachusetts 02171

Distributor

State Street Global Markets, LLC

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Administrator

Frank Russell Investment Management Company

909 A Street

Tacoma, Washington 98402

Legal Counsel

Goodwin Procter LLP

Exchange Place

Boston, Massachusetts 02109

Fund Management and Service Providers

42

MMSAR-02/05 (43541)

INSTITUTIONAL
MONEY MARKET FUNDS

US Treasury Money Market Fund

Prime Money Market Fund

Semiannual Report

February 28, 2005

SSgA Funds
Institutional Money Market Funds

Semiannual Report (Unaudited)

February 28, 2005

"SSgA®" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objective and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

This page has been intentionally left blank.

SSgA

US Treasury Money Market Fund

Shareholder Expense Example - February 28, 2005 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this fund is from September 1, 2004 to February 28, 2005.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2004	$1,000.00	$1,000.00
Ending Account Value February 28, 2005	$1,008.92	$1,024.01
Expenses Paid During Period *	$1.00	$1.00

* Expenses are equal to the Fund's annualized expense ratio of .20%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

US Treasury Money Market Fund

3

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SSgA
US Treasury Money Market Fund

Schedule of Investments - February 28, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Share	Rate %	Date of Maturity	Value $
United States Treasury - 17.3%
United States Treasury Bills	125,000	2.325	03/03/05	124,984
United States Treasury Notes	50,000	2.416	04/28/05	49,809
Total United States Treasury (amortized cost $174,793)				174,793
Total Investments - 17.3% (amortized cost $174,793)				174,793
Repurchase Agreements - 82.9%
Agreement with ABN AMRO and Bank of New York, Inc. (Tri-Party) of $40,000 acquired on February 28, 2005 at 2.610% to be repurchased at $40,003 on March 1, 2005, collateralized by: $41,204 par United States Treasury Obligations, valued at $40,801				40,000
Agreement with Bank of America Corp. and Bank of New York Co, Inc. (Tri-Party) of $195,219 acquired on February 28, 2005 at 2.600% to be repurchased at $195,233 on March 1, 2005, collateralized by: $201,774 par United States Treasury Obligations, valued at $199,124				195,219
Agreement with BNP Paribas Securities Corp. and Bank of New York Co., Inc. (Tri-Party) of $40,000 acquired on February 28, 2005 at 2.600% to be repurchased at $40,003 on March 1, 2005, collateralized by: $37,723 par United States Treasury Obligations, valued at $40,900				40,000
Agreement with CS First Boston and J.P. Morgan Chase & Co. (Tri-Party) of $40,000 acquired on February 28, 2005 at 2.600% to be repurchased at $40,003 on March 1, 2005, collateralized by: $31,678 par United States Treasury Obligations, valued at $40,804				40,000
Agreement with Deutsche Bank AG and Bank of New York Co, Inc. (Tri-Party) of $40,000 acquired on February 28, 2005 at 2.600% to be repurchased at $40,003 on March 1, 2005, collateralized by: $27,993 par United States Treasury Obligations, valued at $40,800				40,000
Agreement with Greenwich Capital Markets and State Street Bank & Trust of $40,000 acquired on February 28, 2005 at 2.590% to be repurchased at $40,003 on March 1, 2005, collateralized by: $41,074 par United States Treasury Obligations, valued at $41,109				40,000
Agreement with Goldman Sachs and Bank of New York Co, Inc. (Tri-Party) of $40,000 acquired on February 28, 2005 at 2.570% to be repurchased at $40,003 on March 1, 2005, collateralized by: $41,189 par United States Treasury Obligations, valued at $40,801				40,000
Agreement with HSBC and J.P. Morgan Chase & Co. (Tri-Party) of $40,000 acquired on February 28, 2005 at 2.610% to be repurchased at $40,002 on March 1, 2005, collateralized by: $53,075 par United States Treasury Obligations, valued at $40,802				40,000
Agreement with JP Morgan Chase & Co. of $200,000 acquired on February 28, 2005 at 2.600% to be repurchased at $200,001 on March 1, 2005, collateralized by: $217,893 par United States Treasury Obligations, valued at $204,001				200,000

US Treasury Money Market Fund

5

SSgA
US Treasury Money Market Fund

Schedule of Investments, continued - February 28, 2005 (Unaudited)

Amounts in thousands (except share amounts)

Value $
Agreement with Merrill Lynch and J.P. Morgan Chase & Co. (Tri-Party) of $40,000 acquired on February 28, 2005 at 2.550% to be repurchased at $40,001 on March 1, 2005, collateralized by: $50,713 par United States Treasury Obligations, valued at $40,801	40,000
Agreement with Morgan Stanley and Bank of New York, Inc. (Tri-Party) of $40,000 acquired on February 28, 2005 at 2.580% to be repurchased at $40,002 on March 1, 2005, collateralized by: $34,470 par United States Treasury Obligations, valued at $40,800	40,000
Agreement with Salomon Smith Barney and Bank of New York, Inc. (Tri-Party) of $40,000 acquired on February 28, 2005 at 2.600% to be repurchased at $40,003 on March 1, 2005, collateralized by: $41,125 par United States Treasury Obligations, valued at $40,816	40,000
Agreement with UBS Warburg, LLC and J.P. Morgan Chase & Co. (Tri-Party) of $40,000 acquired on February 28, 2005 at 2.610% to be repurchased at $40,001 on March 1, 2005, collateralized by: $33,899 par United States Treasury Obligations, valued at $40,801	40,000
Total Repurchase Agreements (identified cost $835,219)	835,219
Total Investments and Repurchase Agreements - 100.2% (cost $1,010,012)(†)	1,010,012
Other Assets and Liabilities, Net - (0.2%)	(1,874)
Net Assets - 100.0%	1,008,138

See accompanying notes which are an integral part of the financial statements.

US Treasury Money Market Fund

6

SSgA
US Treasury Money Market Fund

Schedule of Investments, continued - February 28, 2005 (Unaudited)

Portfolio Summary (Unaudited)	% of Net Assets
United States Treasury	17.3
Repurchase Agreements	82.9
Total Investments	100.2
Other Assets and Liabilities, Net	(0.2)
Net Assets	100.0

See accompanying notes which are an integral part of the financial statements.

US Treasury Money Market Fund

7

This page has been intentionally left blank.

SSgA

Prime Money Market Fund

Shareholder Expense Example - February 28, 2005 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this fund is from September 1, 2004 to February 28, 2005.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2004	$1,000.00	$1,000.00
Ending Account Value February 28, 2005	$1,009.26	$1,024.01
Expenses Paid During Period *	$1.00	$1.00

* Expenses are equal to the Fund's annualized expense ratio of .20% , multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Prime Money Market Fund

9

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SSgA
Prime Money Market Fund

Schedule of Investments - February 28, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Corporate Bonds & Notes - 14.6%
American Express Credit Corp. (Ê)	75,000	2.609	07/20/05	75,014
American Express Credit Corp. (Ê)	100,000	2.639	12/19/05	100,064
American Honda Finance Corp.	40,000	2.010	07/11/05	40,028
General Electric Capital Corp. (Ê)	40,000	2.690	03/09/06	40,000
General Electric Capital UK Funding (Ê)	40,000	2.690	03/17/06	40,000
Goldman Sachs Group Inc. (Ê)	48,000	2.720	10/03/05	48,000
Goldman Sachs Group Inc. (Ê)	30,000	2.720	10/13/05	30,000
Goldman Sachs Group Inc. (Ê)	100,000	2.690	02/21/06	100,000
Goldman Sachs Group Inc. (Ê)	50,000	2.690	02/23/06	50,000
HBOS Treasury Services PLC (Ê)	55,000	2.610	03/01/06	55,000
Marshall & lsley Milwaukee (Ê)	35,000	2.650	07/28/05	34,998
Merrill Lynch & Co. Inc. (Ê)	46,970	2.890	04/28/05	46,988
Merrill Lynch & Co. Inc. (Ê)	40,000	2.760	07/11/05	40,000
Merrill Lynch & Co. Inc. (Ê)	40,000	2.660	10/03/05	40,032
Merrill Lynch & Co. Inc. (Ê)	80,000	2.620	03/04/06	80,000
Morgan Stanley (Ê)	80,000	2.620	03/04/06	80,000
Morgan Stanley	50,000	2.604	03/15/06	50,000
Northern Rock PLC (Ê)	100,000	2.600	02/03/06	100,000
SunTrust Banks Inc. (Ê)	90,000	2.405	12/12/05	89,976
Wells Fargo & Company	195,000	2.530	03/14/05	195,000
Total Corporate Bonds and Notes (amortized cost $1,335,100)				1,335,100
Domestic Certificates of Deposit - 6.6%
Bank Of New York Company Inc. (Ê)	130,000	2.515	04/18/05	129,997
J.P. Morgan Chase & Company	100,000	2.530	03/07/05	100,000
Marshall & Isley Milwaukee	100,000	2.440	03/17/05	100,000
Wells Fargo Bank NA	175,000	2.520	03/03/05	175,000
World Savings Bank FSB	100,000	2.690	05/02/05	100,000
Total Domestic Certificates of Deposit (amortized cost $604,997)				604,997
Eurodollar Certificates of Deposit - 5.5%
Alliance & Leicester PLC	50,000	2.220	03/09/05	50,000
Barclays Bank PLC	50,000	2.580	03/31/05	50,000
HBOS Treasury Services PLC	150,000	2.500	05/03/05	150,000
ING Bank N.V.	200,000	2.700	05/03/05	200,000
Unicredito Italiano Spa	50,000	2.440	03/15/05	50,000
Total Eurodollar Certificates of Deposit (amortized cost $500,000)				500,000
Domestic Commercial Paper - 21.1%
Aspen Funding Corp.	120,000	2.430	03/16/05	119,879
Bank of America Corp.	300,000	2.660	04/25/05	298,781
Barton Capital Corporation	51,807	2.530	03/14/05	51,760
CRC Funding LLC	62,000	2.540	03/18/05	61,926
Falcon Asset Securitization Corp.	121,293	2.530	03/02/05	121,284
General Electric Co.	25,000	2.440	03/22/05	24,964

Prime Money Market Fund

11

SSgA
Prime Money Market Fund

Schedule of Investments, continued - February 28, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
General Electric Co.	75,000	2.560	03/29/05	74,851
Grampian Funding Ltd.	100,000	2.650	04/29/05	99,566
HSBC Bank USA	125,000	2.670	05/02/05	124,425
Morgan Stanley (Ê)	50,000	2.630	05/24/05	50,000
Morgan Stanley	50,000	2.705	07/25/05	50,000
Park Granada LLC	55,151	2.550	03/18/05	55,085
Park Granada LLC	200,000	2.560	03/21/05	199,716
Preferred Receivables Funding Corp.	71,189	2.530	03/01/05	71,189
Sheffield Receivables Corp.	23,220	2.540	03/15/05	23,197
Surrey Funding Corporation	43,035	2.450	03/08/05	43,014
Surrey Funding Corporation	92,000	2.550	03/16/05	91,902
Thames Asset Global Securitization No.1	100,000	2.540	03/07/05	99,958
Thames Asset Global Securitization No.1	200,000	2.410	04/07/05	199,505
Thames Asset Global Securitization No.1	75,000	2.450	04/07/05	74,811
Total Domestic Commercial Paper (amortized cost $1,935,813)				1,935,813
Foreign Commercial Paper - 7.2%
Australia and NZ Banking Group Ltd.	305,000	2.440	03/22/05	304,566
Nordea North America Inc.	50,000	2.060	03/14/05	49,963
Skandinaviska Enskilda (Ê)	110,000	2.569	01/19/06	110,000
Westpac Capital Corp.	50,000	2.145	03/01/05	50,000
Westpac Capital Corp.	100,000	2.405	04/01/05	99,793
Westpac Trust Securities NZ Ltd.	50,000	2.405	04/01/05	49,896
Total Foreign Commercial Paper (amortized cost $664,218)				664,218
Domestic Time Deposits - 2.3%
SunTrust Bank	150,000	2.500	03/01/05	150,000
U.S. Bank NA	58,734	2.500	03/01/05	58,734
Total Domestic Time Deposits (amortized cost $208,734)				208,734
United States Government Agencies - 2.9%
Federal National Mortgage Association (Ê)	150,000	2.350	09/09/05	149,964
Federal National Mortgage Association (Ê)	120,000	2.476	01/09/06	119,945
Total United States Government Agencies (amortized cost $269,909)				269,909
Yankee Certificates of Deposit - 23.5%
ABN-AMRO Bank N.V.	55,000	2.515	03/18/05	54,999
Banco Bilbao Vizcaya Argentaria (Ê)	100,000	2.620	10/28/05	99,993
Bank of Nova Scotia (Ê)	100,000	2.610	11/23/05	100,029
Bank of Montreal (Ê)	140,000	2.519	04/20/05	139,996
Barclays Bank PLC (Ê)	100,000	2.600	10/31/05	99,978
Barclays Bank PLC (Ê)	100,000	2.654	12/02/05	99,983
BNP Paribas S.A.	125,000	2.505	04/04/05	124,996
BNP Paribas S.A. (Ê)	80,000	2.505	04/18/05	79,996
Canadian Imperial Bank Corp. (Ê)	125,000	2.605	04/29/05	124,997

Prime Money Market Fund

12

SSgA
Prime Money Market Fund

Schedule of Investments, continued - February 28, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Credit Agricole Indosuez (Ê)	50,000	2.535	08/23/05	49,991
Credit Suisse First Boston	220,000	2.550	03/18/05	220,000
Den Danske Bank	40,000	2.520	03/15/05	40,000
Fortis Funding LLC (Ê)	76,450	2.520	01/06/06	76,426
HBOS Treasury Services Plc	50,000	2.450	03/16/05	50,000
HSBC Bank USA	50,000	2.720	05/09/05	50,000
Landesbank Hessen-Thuringen	200,000	2.450	03/16/05	200,000
Royal Bank of Canada (Ê)	50,000	2.530	03/23/05	49,999
Royal Bank of Scotland (Ê)	30,000	2.590	03/29/05	29,999
Royal Bank of Scotland (Ê)	190,000	2.529	04/20/05	189,994
Svenska Handelsbanken	55,000	2.520	03/10/05	55,000
Toronto Dominion Bank	215,000	2.660	04/29/05	214,996
Total Yankee Certificates of Deposits (amortized cost $2,151,372)				2,151,372
Total Investments - 83.7% (amortized cost $7,670,143)				7,670,143
Repurchase Agreements - 16.4%
Agreement with Bank of America and Bank of New York, Inc. (Tri-Party) of $934,000 acquired on February 28, 2005 at 2.64% to be repurchased at $934,068 on March 1, 2005, collateralized by: $1,082,530 par Mortgage Obligations, valued at $952,680				934,000
Agreement with Bank of America and Bank of New York, Inc. (Tri-Party) of $103,000 acquired on February 28, 2005 at 2.675% to be repurchased at $103,008 on March 1, 2005, collateralized by: $96,401 par United States Corporate Obligations, valued at $106,060				103,000
Agreement with Credit Suisse First Boston and JP Morgan Chase Bank (Tri-Party) of $200,000 acquired on February 28, 2005 at 2.675% to be repurchased at $200,015 on March 1, 2005, collateralized by: $220,756 par United States Corporate Obligations, valued at $204,003				200,000
Agreement with Salomon and Bank of New York, Inc. (Tri-Party) of $263,000 acquired on February 28, 2005 at 2.685 - 2.725% to be repurchased at $263,019 on March 1, 2005, collateralized by: $253,014 par United States Corporate Obligations, valued at $268,260				263,000
Total Repurchase Agreements (identified cost $1,500,000)				1,500,000
Total Investments and Repurchase Agreements - 100.1% (cost $9,170,143) (†)				9,170,143
Other Assets and Liabilities, Net - (0.1%)				(10,350)
Net Assets - 100.0%				9,159,793

See accompanying notes which are an integral part of the financial statements.

Prime Money Market Fund

13

SSgA
Prime Money Market Fund

Schedule of Investments, continued - February 28, 2005 (Unaudited)

Portfolio Summary (Unaudited)	% of Net Assets
Corporate Bonds & Notes	14.6
Domestic Certificates of Deposit	6.6
Eurodollar Certificates of Deposit	5.5
Domestic Commercial Paper	21.1
Foreign Commercial Paper	7.2
Domestic Time Deposits	2.3
United States Government Agencies	2.9
Yankee Certificates of Deposit	23.5
Repurchase Agreements	16.4
Total Investments	100.1
Other Assets and Liabilities, Net	(0.1)
Net Assets	100.0

See accompanying notes which are an integral part of the financial statements.

Prime Money Market Fund

14

SSgA

Institutional Money Market Funds

Notes to Schedules of Investments - February 28, 2005 (Unaudited)

(Ê)  Adjustable or floating rate security. Rate shown reflects rate in effect at period end.

(†)  The identified cost for federal income tax purposes.

See accompanying notes which are an integral part of the financial statements.

Notes to Schedules of Investments

15

SSgA
Institutional Money Market Funds

Statement of Assets and Liabilities - February 28, 2005 (Unaudited)

Amounts in thousands	US Treasury Money Market Fund	Prime Money Market Fund
Assets
Investments, at identified cost	$174,793	$7,670,143
Investments at amortized cost which approximates value	174,793	7,670,143
Repurchase agreements at cost which approximates value	835,219	1,500,000
Cash	-	498
Receivables:
Interest	61	10,563
From Advisor	711	3,421
Prepaid expenses	10	84
Total assets	1,010,794	9,184,709
Liabilities
Payables:
Accrued fees to affiliates	859	4,949
Other accrued expenses	55	534
Dividends	1,742	19,433
Total liabilities	2,656	24,916
Net Assets	$1,008,138	$9,159,793
Net Assets Consist of:
Accumulated net realized gain (loss)	$10	$(66)
Shares of beneficial interest	1,008	9,160
Additional paid-in capital	1,007,120	9,150,699
Net Assets	$1,008,138	$9,159,793
Net Asset Value, offering and redemption price per share:
Net asset value per share*	$1.00	$1.00
Net assets	$1,008,137,930	$9,159,793,457
Shares outstanding ($.001 par value)	1,008,139,479	9,159,897,896

*Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Statement of Assets and Liabilities

16

SSgA
Institutional Money Market Funds

Statement of Operations - For the Period Ended February 28, 2005 (Unaudited)

Amounts in thousands	US Treasury Money Market Fund	Prime Money Market Fund
Investment Income
Interest	$10,036	$136,168
Expenses
Advisory fees	1,247	10,023
Administrative fees	152	2,041
Custodian fees	80	1,004
Distribution fees	93	1,443
Transfer agent fees	19	89
Professional fees	16	76
Registration fees	25	17
Shareholder servicing fees	125	1,670
Trustees' fees	13	113
Insurance fees	7	1,300
Printing fees	12	18
Miscellaneous	13	57
Expenses before reductions	1,802	17,851
Expense reductions	(805)	(4,487)
Net expenses	997	13,364
Net investment income (loss)	9,039	122,804
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments	33	-
Net Increase (Decrease) in Net Assets from Operations	$9,072	$122,804

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

17

SSgA
Institutional Money Market Funds

Statement of Changes in Net Assets

	US Treasury Money Market Fund		Prime Money Market Fund
Amounts in thousands	Six Months Ended February 28, 2005 (Unaudited)	Fiscal Year Ended August 31, 2004	Six Months Ended February 28, 2005 (Unaudited)	Fiscal Year Ended August 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,039	$8,285	$122,804	$132,199
Net realized gain (loss)	33	(21)	-	(79)
Net increase (decrease) in net assets from operations	9,072	8,264	122,804	132,120
Distributions
From net investment income	(9,039)	(8,285)	(122,804)	(132,199)
Share Transactions
Net increase (decrease) in net assets from share transactions	348,638	(214,724)	(3,230,320)	1,300,253
Total Net Increase (Decrease) in Net Assets	348,671	(214,745)	(3,230,320)	1,300,174
Net Assets
Beginning of period	659,467	874,212	12,390,113	11,089,939
End of period	$1,008,138	$659,467	$9,159,793	$12,390,113

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

18

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SSgA
Institutional Money Market Funds

Financial Highlights - For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)	$ Distributions from Net Investment Income	$ Net Asset Value, End of Period	% Total Return(a)
US Treasury Money Market Fund
February 28, 2005*	1.0000	.0100	(.0100)	1.0000	.89
August 31, 2004	1.0000	.0087	(.0087)	1.0000	.88
August 31, 2003	1.0000	.0113	(.0113)	1.0000	1.13
August 31, 2002	1.0000	.0181	(.0181)	1.0000	1.83
August 31, 2001	1.0000	.0508	(.0508)	1.0000	5.20
August 31, 2000	1.0000	.0551	(.0551)	1.0000	5.65
Prime Money Market Fund
February 28, 2005*	1.0000	.0100	(.0100)	1.0000	.93
August 31, 2004	1.0000	.0095	(.0095)	1.0000	.97
August 31, 2003	1.0000	.0124	(.0124)	1.0000	1.25
August 31, 2002	1.0000	.0209	(.0209)	1.0000	2.11
August 31, 2001	1.0000	.0535	(.0535)	1.0000	5.48
August 31, 2000	1.0000	.0580	(.0580)	1.0000	6.00

*  For the six months ended February 28, 2005 (Unaudited).
(a)  Periods less than one year are not annualized.
(b)  May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements. The custody credit arrangements had an impact of less that .005% per share.
(c)  The ratios for periods less than one year are annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

20

	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(b)(c)	% Ratio of Expenses to Average Net Assets, Gross(c)	% Ratio of Net Investment Income to Average Net Assets(b)(c)
US Treasury Money Market Fund
February 28, 2005*	1,008,138	.20	.36	1.81
August 31, 2004	659,467	.20	.36	.86
August 31, 2003	874,212	.20	.36	1.16
August 31, 2002	1,265,470	.20	.36	1.85
August 31, 2001	1,845,064	.20	.37	5.09
August 31, 2000	1,093,913	.20	.38	5.51
Prime Money Market Fund
February 28, 2005*	9,159,793	.20	.27	1.84
August 31, 2004	12,390,113	.20	.27	.96
August 31, 2003	11,089,939	.20	.27	1.21
August 31, 2002	6,156,731	.20	.27	2.02
August 31, 2001	4,033,364	.20	.25	5.26
August 31, 2000	3,962,314	.20	.25	5.93

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

21

SSgA

Institutional Money Market Funds

Notes to Financial Statements - February 28, 2005 (Unaudited)

1.  Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 26 investment portfolios, which are in operation as of February 28, 2005. These financial statements report on two Funds, the SSgA US Treasury Money Market Fund and the SSgA Prime Money Market Fund (the "Funds"), each of which has distinct investment objectives and strategies. Each Fund is a no-load, open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value. Effective August 25, 2003 the Funds began offering Class T shares. Each class has different distribution and shareholder servicing fee arrangements. Class T shares of the SSgA Funds may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the SSgA Funds to offer shares. As of the date of this report there are no Class T shares outstanding.

2.  Significant Accounting Policies

The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

The investments of the Funds are valued utilizing the amortized cost valuation method (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. Under this method, each portfolio instrument is initially valued at cost, and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

Securities Transactions

Securities transactions are recorded on the trade date, which in most instances is the same as the settlement date. Realized gains and losses from the securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Interest income is recorded daily on the accrual basis.

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Funds' shareholders without regard to the income and capital gains (or losses) of the other Funds.

It is each Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires each Fund to distribute all of its taxable income. Therefore, the Funds paid no federal income taxes and no federal income tax provision was required. The Funds had a net tax basis capital loss carryover which may be applied against any realized net taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. At August 31, 2004, the capital loss carryovers and expiration dates are as follows:

	Expiration year
Funds	08/31/2009	08/31/2011
US Treasury Money Market	$-	$5,454
Prime Money Market	28,279	-

Dividends and Distributions to Shareholders

The Funds declare and record dividends on net investment income daily and pay them monthly. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains. The Funds may periodically make

Notes to Financial Statements

22

SSgA
Institutional Money Market Funds

Notes to Financial Statements, continued - February 28, 2005 (Unaudited)

reclassifications among certain of its capital accounts without impacting net asset value for differences between federal tax regulations and generally accepted accounting principles.

Expenses

Most expenses can be directly attributed to the individual Funds. Expenses of the Investment Company which cannot be directly attributed will be allocated among all Funds of the Investment Company based principally on their relative net assets.

Repurchase Agreements

The Funds may enter into repurchase agreements maturing within seven days with domestic dealers, banks and other financial institutions deemed to be creditworthy by the investment manager whereby a Fund, through its custodian or third party custodian, receives delivery of underlying securities as collateral. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. SSgA Funds Management, Inc. (the "Adviser") will monitor repurchase agreements daily to determine that the market value (including accrued interest) of the underlying securities at Fedwire closing time remains at least equal to 102% of the repurchase price. The Adviser will notify the seller to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral value falls below 102%. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

3.  Related Parties

Adviser

The Investment Company has an investment advisory agreement with the Adviser. The Adviser is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. The Adviser and other advisory affiliates of State Street Bank and Trust Company ("State Street") make up State Street Global Advisors, the investment management arm of State Street and its affiliated companies, which directs the investments of each Fund in accordance with its investment objectives, policies, and limitations. For these services, the Funds pay a fee to the Adviser, calculated daily and paid monthly, at the following annual rates of their average daily net assets:

%
US Treasury Money Market	0.25
Prime Money Market	0.15

The Adviser has contractually agreed on the US Treasury Money Market Fund to waive .15% of its .25% Advisory fee. The Adviser also contractually agreed to reimburse the Fund for all expenses in excess of .20% of its average daily net assets on an annual basis (exclusive of non-recurring account fees and extraordinary expenses). The total amount of the waiver and reimbursement for the period ended February 28, 2005 were $748,145 and $55,532, respectively.

The Adviser has contractually agreed on the Prime Money Market Fund to waive .05% of its .15% Advisory fee. The Adviser also contractually agreed to reimburse the Fund for all expenses in excess of .20% of its average daily net assets on an annual basis (exclusive of non-recurring account fees and extraordinary expenses). The total amounts of the waiver and reimbursement for the period ended February 28, 2005 were $3,340,267 and $1,141,990, respectively.

The Adviser does not have the ability to recover amounts waived or reimbursed from previous periods.

The Adviser also has a contract with State Street to provide custody and fund accounting services to the Funds. For these services, the Funds pay State Street asset-based fees that vary according to the number of positions and transactions plus out-of-pocket expenses.

State Street also serves as the transfer, dividend paying, and shareholder servicing agent to the Funds. For these services, the Funds pay an annual fee, an additional charge for each account, plus out-of-pocket expenses. State Street has entered into an agreement with Boston Financial Data Services, Inc. (BFDS) under which BFDS serves as sub-transfer agent.

In addition, the Funds have entered into arrangements with State Street whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Funds' expenses. During the period, the Funds' custodian fees were reduced by the following amounts under these arrangements:

Funds	Amount Paid
US Treasury Money Market	$1,391
Prime Money Market	4,766

Notes to Financial Statements

23

SSgA
Institutional Money Market Funds

Notes to Financial Statements, continued - February 28, 2005 (Unaudited)

Administrator

The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator"), a wholly-owned subsidiary of Frank Russell Company (a subsidiary of The Northwestern Mutual Life Insurance Company), under which the Administrator supervises certain non-portfolio investment aspects of the Investment Company's operations, such as the Funds' regulatory filings, accounting, taxation, compliance, valuation and offering documents. The Funds pay the Administrator an annual fee, payable monthly on a pro rata basis. The annual fee is based on the following percentages of the average daily net assets of all five of the Investment Company's money market portfolios: $0 up to $15 billion - .0315%; over $15 billion - .029%. In addition, the Administrator charges a flat fee of $30,000 per year per fund on each fund with less than $500 million in assets under management. In addition, the Funds reimburse the Administrator for out-of-pocket expenses.

Distributor and Shareholder Servicing

The Investment Company has a distribution agreement with State Street Global Markets, LLC (the "Distributor"), which is a wholly owned subsidiary of State Street Corporation, to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other related and non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

The Funds have Shareholder Service Agreements with State Street. For these services, each Fund pays a maximum of .025% to State Street, based upon the average daily value of all Fund shares held. For the period ended February 28, 2005, the Funds paid the following shareholder servicing expenses to affiliated service providers:

Funds	State Street
US Treasury Money Market	$124,691
Prime Money Market	1,670,335

The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets of each Fund on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets of the Funds on an annual basis. Costs that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Funds' responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Funds' shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Funds will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of February 28, 2005.

Insurance

The Investment Company has entered into an agreement with MBIA Insurance Corporation to provide additional insurance coverage on the Prime Money Market Fund against issuer default. For this coverage, the Fund pays a fee to MBIA of an annual rate of .018% of its daily average net assets.

Board of Trustees

The Investment Company paid each Trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for board and committee meetings attended. These expenses are allocated among all of the Funds of the Investment Company, except for the Life Solutions Funds, based upon their relative net assets.

Each Fund has adopted a Deferred Compensation Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustee fees payable. The deferred fees remain invested in certain SSgA Funds until distribution in accordance with the Deferral Plan.

Notes to Financial Statements

24

SSgA
Institutional Money Market Funds

Notes to Financial Statements, continued - February 28, 2005 (Unaudited)

Accrued fees payable to affiliates and trustees as of February 28, 2005 were as follows:

	US Treasury Money Market	Prime Money Market
Advisory fees	$774,575	$4,014,155
Administration fees	22,878	245,228
Custodian fees	4,410	137,422
Distribution fees	28,760	291,310
Shareholder servicing fees	18,962	209,188
Transfer agent fees	8,742	51,700
Trustees' fees	356	-
	$858,683	$4,949,003

Beneficial Interest

As of February 28, 2005, the following table includes shareholders (two of which were also affiliates of the Investment Company) with shares of beneficial interest greater than 10% of the total outstanding shares of each respective Fund:

Funds	# of Shareholders	%
US Treasury Money Market	2	88.8
Prime Money Market	1	84.1

4.  Fund Share Transactions (On a Constant Dollar Basis):

	(amounts in thousands) For the Periods Ended
	February 28, 2005	August 31, 2004
US Treasury Money Market
Proceeds from shares sold	$7,422,236	$15,529,844
Proceeds from reinvestment of distributions	7,671	7,181
Payments for shares redeemed	(7,081,269)	(15,751,749)
Total net increase (decrease)	$348,638	$(214,724)
Prime Money Market
Proceeds from shares sold	$83,931,078	$143,433,881
Proceeds from reinvestment of distributions	112,961	123,855
Payments for shares redeemed	(87,274,359)	(142,257,483)
Total net increase (decrease)	$(3,230,320)	$1,300,253

5.  Interfund Lending Program

The Funds and all other funds of the Investment Company received from the Securities and Exchange Commission an exemptive order to establish and operate an interfund credit facility. This allows the Funds to directly lend to and borrow money from the SSgA Money Market Fund for temporary purposes in accordance with certain conditions. The Funds will borrow through the program only when the returns are higher than those available from an investment in repurchase agreements or short term reserves. The borrowing Funds are charged the average of the current repo rate and the bank loan rate. The Funds will borrow through the Interfund Lending Program only when the costs are equal to or lower than the cost of bank loans, The Funds did not utilize the Interfund Lending Program during the period.

6.  Change of Independent Auditor

Based on the recommendation of the Audit Committee of the Funds, the Board of Trustees has determined not to retain PricewaterhouseCoopers LLP as the Funds' independent auditor, and voted to appoint Deloitte & Touche LLP for the fiscal year ended August 31, 2005. During the two most recent fiscal years, PricewaterhouseCoopers LLP's audit reports contained no adverse opinion or disclaimer of opinion; nor were their reports qualified as to uncertainty, audit scope or accounting principles. Further, there were no disagreements between the Funds and PricewaterhouseCoopers LLP on accounting principles, financial statements disclosure or audit scope, which, if not resolved to the satisfaction of PricewaterhouseCoopers LLP, would have caused them to make reference to the disagreement in their reports.

Notes to Financial Statements

25

SSgA
Institutional Money Market Funds

Shareholder Requests for Additional Information - February 28, 2005 (Unaudited)

The Funds have adopted the proxy voting policies of the adviser. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds' Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q is available (i) without charge, upon request, by calling the Fund at (800)647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

Shareholder Requests for Additional Information

26

SSgA
Institutional Money Market Funds

Disclosure of Information about Fund Trustees and Officers -
February 28, 2005 (Unaudited)

The following tables provide information for each trustee and certain officers of the Investment Company, which consists of 26 funds. The first table provides information for trustees who are interested persons. The second table provides information for the independent trustees. The third table provides information for the officers.

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INTERESTED TRUSTEES

Lynn L. Anderson, Age 65 909 A Street Tacoma, WA 98402	Trustee since 1988 Interested Person of the SSgA Funds (as defined in the 1940 Act) due to his employment by the parent company of the Administrator Chairman of the Board and President Member, Governance Committee Member, Valuation Committee	Appointed until successor is duly elected and qualified Until successor is chosen and qualified by the Trustees.	• Vice Chairman, Frank Russell Company; • Chairman of the Board, Frank Russell Investment Company Funds, Russell Investment Funds, and Frank Russell Trust Company; and • Chief Executive Officer, Russell Fund Distributors.	26	• Trustee, Frank Russell Investment Company Funds and Russell Investment Funds (investment companies).

Agustin J. Fleites Age 39 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Principal Executive Officer and Chief Executive Officer since 2003 Trustee since 2004	Appointed until successor is duly elected and qualified	• 2002 to Present, President, SSgA Funds Management, Inc. • 2001 to Present, Senior Principal, State Street Global Advisors; Managing Director, Advisor Strategies; • 1999 to 2001, Principal, Head of Exchange Traded Funds, Offshore Funds and SSgA Latin America; and • 1993-1999, Principal, Head of Asset Allocation Strategies.	26	None

Disclosure of Information about Fund Trustees and Officers

27

SSgA
Institutional Money Market Funds

Disclosure of Information about Fund Trustees and Officers, continued -
February 28, 2005 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES

William L. Marshall Age 62 33 West Court Street Doylestown, PA 18901	Trustee since 1988 Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee	Appointed until successor is duly elected and qualified	• Chief Executive Officer and President, Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment advisor and provider of financial and related consulting services); • Certified Financial Planner and Member, Financial Planners Association; and • Registered Representative and Principal for Securities with Cambridge Investment Research, Inc., Fairfield, Iowa.	26	None

Steven J. Mastrovich Age 48 623 Clapboard Street Westwood, MA 02090	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee	Appointed until successor is duly elected and qualified	• September 2000 to Present, Global Head of Structured Real Estate, J.P. Morgan Investment Management (private real estate investment for clients primarily outside of the US to locate private real estate investments in the US); • January 2000 to September 2000, Managing Director, HSBC Securities (USA) Inc.; • From 1998 to 2000, President, Key Global Capital, Inc.; • From 1997 to 1998, Partner, Squire, Sanders & Dempsey (law firm); and • From 1994 to 1997, Partner, Brown, Rudnick, Freed & Gesmer (law firm).	26	None

Patrick J. Riley Age 56 One Corporate Place 55 Ferncroft Road Danvers, MA 01923	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committe	Appointed until successor is duly elected and qualified	• 2003 to Present, Associate Justice, Commonwealth of Massachusetts Superior Court; and • 1985-2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm).	26	Director – SSgA Cash Management Fund PLC, State Street Global Advisors Ireland, Ltd. (investment companies)

Disclosure of Information about Fund Trustees and Officers

28

SSgA
Institutional Money Market Funds

Disclosure of Information about Fund Trustees and Officers, continued -
February 28, 2005 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

Richard D. Shirk Age 59 1180 Brookgate Way, NE Atlanta, GA 30319-2877	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee	Appointed until successor is duly elected and qualified	• March 2001 to April 2002, Chairman, Cerulean Companies, Inc. (holding company) (Retired); • 1996 to March 2001, President and Chief Executive Officer, Cerulean Companies, Inc.; • 1992 to March 2001, President and Chief Executive Officer, Blue Cross/Blue Shield of Georgia; • 1993 to November 2001, Chairman and Board Member, Georgia Caring for Children Foundation (private foundation); • November 1998 to Present, Board Member, Healthcare Georgia Foundation (private foundation); and • September 2002 to Present, Board Member, Amerigroup Corp.	26	Listed under Principal Occupations

Bruce D. Taber Age 61 26 Round Top Road Boxford, MA 01921	Trustee since 1991 Member, Audit Committee Member, Governance Committee Member, Valuation Committee	Appointed until successor is duly elected and qualified	• Consultant, Computer Simulation, General Electric Industrial Control Systems.	26	Director – SSgA Cash Management Fund PLC, State Street Global Advisors Ireland, Ltd. (investment companies).

Henry W. Todd Age 57 150 Domorah Drive Montgomeryville, PA 18936	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee	Appointed until successor is duly elected and qualified	• Chairman, President and CEO, A.M. Todd Group, Inc.; and • President and CEO, Zink & Triest Co., Inc. (dealer in vanilla flavor materials).	26	Director – SSgA Cash Management Fund PLC, State Street Global Advisors Ireland, Ltd. (investment companies).

Disclosure of Information about Fund Trustees and Officers

29

SSgA
Institutional Money Market Funds

Disclosure of Information about Fund Trustees and Officers, continued -
February 28, 2005 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years
OFFICERS

J. David Griswold Age 47 909 A Street Tacoma, WA 98402	Vice President and Secretary since 1994 Chief Legal Officer since 2003	Until successor is chosen and qualified by Trustees	• Director – Global Regulatory Policy and Assistant Secretary, Frank Russell Company (institutional financial consultant);
• Assistant Secretary and Associate General Counsel, Director – Global Regulatory Policy, Frank Russell Investment Management Company (investment management);
• Director – Global Regulatory Policy, Russell Real Estate Advisors, Inc. (investment management);
• Assistant Secretary and Associate General Counsel, Frank Russell Capital Inc. (investment advisor of private equity funds), and Frank Russell Investments (Delaware), Inc. (member of general partner of private equity funds); Russell Fund Distributors, Inc. (mutual fund broker-dealer and underwriter);
• Director, Secretary and Associate General Counsel, Frank Russell Securities, Inc. (institutional brokerage firm); and
• Director, Frank Russell Canada Limited/Limitee (institutional financial consultant) and Total Risk Management Pty Limited (Approved Trustee for superannuation fund outsourcing clients).

James Ross Age 39 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Vice President since 2002	Until successor is chosen and qualified by Trustees	• 2001 to Present, Principal, SSgA Funds Management, Inc.;
• 2000 to Present, Principal, State Street Global Advisors;
• 1992 to 2000, Vice President, State Street Corporation; and
• 2000 to Present, Vice President, StreetTracks Series Trust.

Mark E. Swanson Age 41 909 A Street Tacoma, WA 98402	Treasurer and Principal Accounting Officer since 2000	Until successor is chosen and qualified by Trustees	• Director – Investment Operations, Frank Russell Investment Management Company and Frank Russell Trust Company; and
• Treasurer and Chief Accounting Officer, Frank Russell Investment Company and Russell Investment Funds.

Peter A. Ambrosini Age 61 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Chief Compliance Officer since 2004	Until successor is chosen and qualified by Trustees	• February 2001 to present, Senior Principal, Chief Compliance and Risk Management Officer, State Street Global Advisors;
• 2001 to present, Chief Compliance Officer, SSgA Funds Management, Inc.; and
• September 1985 to February 2001, Managing Director, Regulatory Compliance Consulting Group, PricewaterhouseCoopers.

Disclosure of Information about Fund Trustees and Officers

30

SSgA
Institutional Money Market Funds

State Street Financial Center

One Lincoln Street
Boston, Massachusetts 02111-2900
(800) 647-7327

Trustees

Lynn L. Anderson, Chairman

Agustin J. Fleites

William L. Marshall

Steven J. Mastrovich

Patrick J. Riley

Richard D. Shirk

Bruce D. Taber

Henry W. Todd

Officers

Lynn L. Anderson, President

Agustin J. Fleites, Principal Executive Officer and CEO

Mark E. Swanson, Treasurer and Principal Accounting Officer

J. David Griswold, Vice President and Secretary

James Ross, Vice President

Deedra S. Walkey, Assistant Secretary

Ross E. Erickson, Assistant Treasurer

David J. Craig, Assistant Treasurer

Carla L. Anderson, Assistant Secretary

Investment Adviser

SSgA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Custodian, Transfer Agent and Office of Shareholder Inquiries

State Street Bank and Trust Company

1776 Heritage Drive

North Quincy, Massachusetts 02171

Distributor

State Street Global Markets, LLC

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Administrator

Frank Russell Investment Management Company

909 A Street

Tacoma, Washington 98402

Legal Counsel

Goodwin Procter LLP

Exchange Place

Boston, Massachusetts 02109

Fund Management and Service Providers

31

IMMSAR-02/05 (43545)

FIXED INCOME FUNDS

Yield Plus Fund

Bond Market Fund

Bond Market Fund - Class R

Intermediate Fund

High Yield Bond Fund

Semiannual Report

February 28, 2005

SSgA Funds

Fixed Income Funds

Semiannual Report (Unaudited)

February 28, 2005

"SSgA" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

This page has been intentionally left blank.

SSgA

Yield Plus Fund

Shareholder Expense Example - February 28, 2005 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this fund is from September 1, 2004 to February 28, 2005.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2004	$1,000.00	$1,000.00
Ending Account Value February 28, 2005	$1,009.77	$1,022.17
Expenses Paid During Period *	$2.84	$2.86

* Expenses are equal to the Fund's annualized expense ratio of .57%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Yield Plus Fund

3

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SSgA
Yield Plus Fund

Schedule of Investments - February 28, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Long-Term Investments - 97.8%
Asset-Backed Securities - 56.8%
Access Group, Inc. (Ê) Series 2003-A Class A1 3.130% due 04/25/23	4,942	5,002
American Express Credit Account Master Trust (Ê) Series 2001-4 Class A 2.720% due 11/17/08	5,000	5,007
Ameriquest Mortgage Securities, Inc. (Ê) Series 2004-R1 Class M5 3.850% due 02/25/34	3,000	3,017
Amortizing Residential Collateral Trust (Ê) Series 2002-BC5 Class M1 3.340% due 07/25/32	3,000	3,030
Argent Securities, Inc. (Ê) Series 2003-W3 Class M1 3.400% due 09/25/33	3,000	3,032
Series 2004-W2 Class M2 3.900% due 04/25/34	4,000	4,000
Asset Backed Securities Corp. Home Equity (Ê) Series 2003-HE2 Class M1 3.490% due 04/15/33	4,000	4,031
Capital Auto Receivables Asset Trust (Ê) Series 2002-3 Class A4 2.700% due 02/17/09	6,000	6,007
Centex Home Equity (Ê) Series 2002-D Class M1 3.720% due 12/25/32	2,830	2,851
Chase Credit Card Master Trust (Ê) Series 2001-2 Class A 2.710% due 09/15/08	2,000	2,003
Chase Funding Mortgage Loan Asset-Backed Certificates (Ê) Series 2001-4 Class 2M1 3.550% due 11/25/31	3,000	3,013
Chase USA Master Trust (Ê) Series 2000-2 Class A 2.760% due 04/15/09	5,000	4,998
Citibank Credit Card Issuance Trust (Ê) Series 2001-A2 Class A2 2.890% due 02/07/08	9,000	9,010
Series 2001-B2 Class B2 2.930% due 12/10/08	2,000	2,012
CNH Equipment Trust (Ê) Series 2002-B Class A4 2.950% due 04/15/08	4,000	4,013
Countrywide Asset-Backed Certificates Series 2001-1 Class AF5 7.070% due 07/25/31	1,269	1,278

	Principal Amount ($) or Shares	Market Value $
Countrywide Asset-Backed Certificates (Ê) Series 2004-1 Class M6 3.850% due 12/25/33	2,700	2,700
GE Business Loan Trust (Ê)(l) Series 2003-2A Class A 2.960% due 11/15/31	4,663	4,694
Series 2004-1 Class B 3.290% due 05/15/32	2,905	2,923
GE Capital Credit Card Master Note Trust (Ê) Series 2004-1 Class A 2.640% due 06/15/10	4,000	4,002
MBNA Master Credit Card Trust USA (Ê) Series 2000-G Class A 2.790% due 12/17/07	2,000	2,000
MMCA Automobile Trust (Ê) Series 2002-5 Class B 3.440% due 08/15/09	1,175	1,180
MMCA Wholesale Master Owner Trust (Ê)(l) Series 2003-2A Class NOTE 2.990% due 10/15/08	4,800	4,823
National City Credit Card Master Trust (Ê) Series 2002-1 Class A 2.730% due 01/15/09	5,000	5,013
Residential Asset Securities Corp. (Ê) Series 2001-KS2 Class MII1 3.150% due 06/25/31	5,000	5,015
Series 2002-KS2 Class MII1 3.300% due 04/25/32	2,500	2,507
Saxon Asset Securities Trust (Ê) Series 2003-3 Class M1 3.300% due 12/25/33	4,000	4,047
SLM Student Loan Trust (Ê) Series 2003-B Class A2 2.890% due 03/15/22	4,000	4,058
Structured Asset Investment Loan Trust (Ê) Series 2003-BC10 Class M2 4.500% due 10/25/33	3,000	3,043
Series 2003-BC13 Class M2 4.400% due 11/25/33	2,700	2,724
Series 2003-BC2 Class M1 3.570% due 04/25/33	2,000	2,013
Series 2003-BC3 Class M1 3.600% due 04/25/33	5,000	5,051
Series 2004-4 Class M5 4.100% due 04/25/34	2,440	2,440
Series 2004-BNC2 Class M3 3.950% due 12/25/34	3,811	3,824

Yield Plus Fund

5

SSgA
Yield Plus Fund

Schedule of Investments, continued - February 28, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Superior Wholesale Inventory Financing Trust (Ê) Series 2000-A Class A 2.790% due 04/15/07	7,500	7,498
WFS Financial Owner Trust (Ê) Series 2003-3 Class A3B 2.980% due 05/20/08	1,815	1,816
		133,675
International Debt - 22.8%
ARMS II (Ê) Series 2004-G3 Class A1A 2.820% due 01/10/35	4,696	4,707
Crusade Global Trust (Ê) Series 2003-1 Class A 2.860% due 01/17/34	1,716	1,719
Series 2003-2 Class A 2.700% due 09/18/34	4,148	4,152
Gracechurch Card Funding PLC (Ê) Series 2003-5 Class A1 2.640% due 08/15/08	5,000	5,002
Granite Mortgages PLC (Ê) Series 2002-1 Class 1A2 2.830% due 07/20/19	5,851	5,864
Holmes Financing PLC (Ê) Series 2000-1 Class 2A 2.850% due 07/15/07	3,000	3,005
Series 2003-7 Class 2A 2.810% due 01/15/08	5,000	5,009
Medallion Trust (Ê) Series 2002-1G Class A1 2.830% due 04/17/33	3,571	3,572
Permanent Financing PLC (Ê) Series 2002-1 Class 3A 2.585% due 12/10/07	10,000	10,013
Series 2004-5 Class 2A 2.570% due 06/10/11	5,000	5,003
Puma Finance, Ltd. (Ê) Series 2003-G3 Class A 3.000% due 08/08/34	2,556	2,548
Westpac Securitisation Trust (Ê) Series 2002-1G Class A 2.598% due 06/05/33	3,102	3,101
		53,695
Mortgage-Backed Securities - 18.2%
Bear Stearns Commercial Mortgage Securities (Ê)(l) Series 2004-ESA Class A2 2.930% due 05/14/16	4,000	4,010

	Principal Amount ($) or Shares	Market Value $
Citigroup Commercial Mortgage Trust (Ê)(l) Series 2004-FL1 Class A2 2.800% due 07/15/18	5,000	5,004
CS First Boston Mortgage Securities Corp. (l) Series 2003-C4 Class ASP Interest Only STRIP 0.505% due 08/15/36	146,408	2,763
JP Morgan Chase Commercial Mortgage Securities Corp. (Ê)(l) Series 2004-FL1A Class A1 2.760% due 04/16/19	4,968	4,973
Morgan Stanley Capital I (l) Series 2003-IQ5 Class X2 Interest Only STRIP 1.128% due 04/15/38	45,560	1,863
Residential Accredit Loans, Inc. (Ê) Series 2003-QS13 Class A5 3.300% due 07/25/33	1,699	1,702
Series 2004-QS1 Class A2 3.200% due 01/25/34	2,052	2,055
Residential Asset Securitization Trust (Ê) Series 2003-A8 Class A2 3.000% due 10/25/18	3,204	3,195
Series 2003-A9 Class A3 3.200% due 08/25/33	3,248	3,249
Sequoia Mortgage Trust (Ê) Series 2003-2 Class A1 2.928% due 06/20/33	155	155
Series 2003-6 Class B1 3.178% due 11/20/33	3,000	3,013
Series 2004-1 Class B1 3.148% due 02/20/34	1,787	1,780
Series 2004-2 Class B2 3.578% due 03/20/34	2,600	2,608
Starwood Asset Receivables Trust (Ê)(l) Series 2003-1A Class A2 3.020% due 08/28/22	4,537	4,538
Structured Asset Securities Corp. (Ê) Series 2003-S1 Class M2 4.350% due 08/25/33	2,000	2,036
		42,944
Total Long-Term Investments (cost $229,656)		230,314

Yield Plus Fund

6

SSgA
Yield Plus Fund

Schedule of Investments, continued - February 28, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Short-Term Investments - 2.1%
Fannie Mae (Ê) 2.500% due 02/17/06	4,000	3,965
Federated Investors Prime Cash Obligation Fund	887,788	888
Goldman Sachs Financial Square Funds - Prime Obligations Fund	1,112	1
Total Short-Term Investments (cost $4,889)		4,854
Total Investments - 99.9% (identified cost $234,545)		235,168
Other Assets and Liabilities Net - 0.1%		258
Net Assets - 100.0%		235,426

Portfolio Summary	% of Net Assets
Asset-Backed Securities	56.8
International Debt	22.8
Mortgage-Backed Securities	18.2
Short-Term Investments	2.1
Total Investments	99.9
Other Assets and Liabilities, Net	0.1
Net Assets	100.0

See accompanying notes which are an integral part of the financial statements.

Yield Plus Fund

7

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SSgA

Bond Market Fund

Shareholder Expense Example - February 28, 2005 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for both classes is from September 1, 2004 to February 28, 2005.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Institutional Class	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2004	$1,000.00	$1,000.00
Ending Account Value February 28, 2005	$1,011.90	$1,022.52
Expenses Paid During Period *	$2.49	$2.51

* Expenses are equal to the Fund's annualized expense ratio of .50% , multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Class R	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2004	$1,000.00	$1,000.00
Ending Account Value February 28, 2005	$1,011.22	$1,022.72
Expenses Paid During Period *	$2.29	$2.31

* Expenses are equal to the Fund's annualized expense ratio of .46%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses for Class R are lower for the period due to lower than expected fee for distribution and shareholder service. Such fees may be significantly higher in the future. Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Bond Market Fund

9

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SSgA
Bond Market Fund

Schedule of Investments - February 28, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Long-Term Investments - 114.9%
Asset-Backed Securities - 16.8%
Ameriquest Mortgage Securities, Inc. (Ê) Series 2004-R2 Class A3 2.850% due 04/25/34	3,000	3,000
Series 2004-R6 Class A2 2.790% due 07/25/34	1,759	1,759
Bank One Issuance Trust (Ê) Series 2004-A2 Class A2 2.620% due 10/15/09	2,000	2,001
CDC Mortgage Capital Trust (Ê) Series 2002-HE1 Class A 2.960% due 01/25/33	567	568
Centex Home Equity (Ê) Series 2004-B Class AV1 2.850% due 03/25/34	1,793	1,793
Countrywide Asset-Backed Certificates (Ê) Series 2004-BC1 Class A1 2.880% due 04/25/34	5,146	5,146
Credit-Based Asset Servicing and Securitization (Ê) Series 2004-CB2 Class AV1 2.900% due 09/25/33	1,504	1,504
GMAC Mortgage Corp. Loan Trust Series 2004-HE5 Class A3 3.970% due 09/25/34	1,000	991
GSAMP Trust (Ê) Series 2004-NC1 Class M1 3.200% due 03/25/34	1,885	1,885
Ikon Receivables LLC Series 2002-1 Class A4 4.680% due 11/15/09	382	385
Option One Mortgage Loan Trust (Ê) Series 2003-3 Class A4 3.120% due 06/25/33	6,000	6,024
PSE&G Transition Funding LLC Series 2001-1 Class A5 6.450% due 03/15/13	485	530
Residential Asset Mortgage Products, Inc. Series 2003-RS7 Class AI3 3.680% due 09/25/27	1,000	999
Residential Asset Securities Corp. Series 2003-KS8 Class AI4 4.590% due 08/25/31	1,000	1,005
Residential Asset Securities Corp. (Ê) Series 2004-KS3 Class A2B2 2.860% due 04/25/34	2,250	2,259

	Principal Amount ($) or Shares	Market Value $
Saxon Asset Securities Trust (Ê) Series 2003-1 Class AV1 2.960% due 06/25/33	2,499	2,504
Securitized Asset Backed Receivables LLC Trust (Ê) Series 2004-OP1 Class A2 2.900% due 02/25/34	1,094	1,094
Structured Asset Investment Loan Trust (Ê) Series 2004-2 Class 3A1 2.760% due 03/25/34	514	514
Series 2004-4 Class M5 4.100% due 04/25/34	1,600	1,600
Series 2004-8 Class A12 2.800% due 09/25/34	2,590	2,590
Series 2004-9 Class A6 2.890% due 10/25/34	2,708	2,713
		40,864
Corporate Bonds and Notes - 18.3%
ABN Amro Bank NV 7.550% due 06/28/06	50	52
AEP Texas Central Co. Series E 6.650% due 02/15/33	100	112
Aetna, Inc. 7.875% due 03/01/11	35	40
Alabama Power Co. 5.700% due 02/15/33	50	52
Albemarle Corp. 5.100% due 02/01/15	165	164
Albertson's, Inc. 7.500% due 02/15/11	50	57
7.450% due 08/01/29	200	235
Alcoa, Inc. 7.375% due 08/01/10	130	147
6.000% due 01/15/12	100	108
Alliant Energy Resources, Inc. 7.000% due 12/01/11	75	83
Allstate Corp. (The) 7.200% due 12/01/09	115	128
Altria Group, Inc. 7.200% due 02/01/07	110	116
Amerada Hess Corp. 7.875% due 10/01/29	275	339
American Express Co. 5.500% due 09/12/06	100	103
American General Finance Corp. 3.875% due 10/01/09	30	29
Amgen, Inc. (l) 4.000% due 11/18/09	120	118

Bond Market Fund

11

SSgA
Bond Market Fund

Schedule of Investments, continued - February 28, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Anheuser-Busch Cos., Inc. 6.000% due 04/15/11	85	91
6.500% due 05/01/42	100	116
Apache Corp. 6.250% due 04/15/12	35	38
Archer-Daniels-Midland Co. 7.125% due 03/01/13	50	58
7.000% due 02/01/31	100	122
Archstone-Smith Operating Trust 3.000% due 06/15/08	40	38
Arizona Public Service Co. 6.375% due 10/15/11	85	93
AXA Equitable Life Insurance Co. (l) 7.700% due 12/01/15	115	136
BAC CapitalTRUST V 5.625% due 03/08/35	250	247
Bank of America Corp. 7.400% due 01/15/11	400	457
Bank of New York Co., Inc. (The) 6.375% due 04/01/12	40	43
Bank One Corp. 6.875% due 08/01/06	120	125
4.125% due 09/01/07	250	251
Bank One NA Series BKNT 5.500% due 03/26/07	125	129
BankAmerica Corp. 7.200% due 04/15/06	180	186
BB&T Corp. 4.750% due 10/01/12	75	75
Bear Stearns Cos., Inc. (The) 7.000% due 03/01/07	100	106
2.875% due 07/02/08	150	143
BellSouth Corp. 6.000% due 10/15/11	200	215
Belo Corp. 7.125% due 06/01/07	36	38
Black & Decker Corp. 7.125% due 06/01/11	50	56
Boeing Capital Corp. 6.500% due 02/15/12	200	221
Boston Properties, Inc. 6.250% due 01/15/13	100	108
Bristol-Myers Squibb Co. 4.750% due 10/01/06	150	152
5.750% due 10/01/11	100	106
Bunge, Ltd. Finance Corp. 4.375% due 12/15/08	100	99
Burlington Northern Santa Fe Corp. 6.750% due 07/15/11	100	111

	Principal Amount ($) or Shares	Market Value $
Campbell Soup Co. 5.875% due 10/01/08	30	32
6.750% due 02/15/11	50	55
5.000% due 12/03/12	50	51
Cardinal Health, Inc. 6.750% due 02/15/11	65	71
Cendant Corp. 6.875% due 08/15/06	50	52
6.250% due 03/15/10	100	106
Centex Corp. 4.750% due 01/15/08	50	50
CenturyTel, Inc. Series L 7.875% due 08/15/12	50	58
Charter One Bank FSB 6.375% due 05/15/12	50	54
Chevron Phillips Chemical Co. LLC 7.000% due 03/15/11	100	111
CIT Group, Inc. 5.750% due 09/25/07	150	155
7.750% due 04/02/12	175	205
Citigroup, Inc. 5.500% due 08/09/06	1,150	1,178
Clear Channel Communications, Inc. 7.650% due 09/15/10	250	280
Cleveland Electric Illuminating Co. (The) 5.650% due 12/15/13	50	52
Coca-Cola Enterprises, Inc. 5.750% due 11/01/08	150	158
6.125% due 08/15/11	150	163
Comcast Cable Communications 6.875% due 06/15/09	300	327
Comcast Cable Communications Holdings, Inc. 8.375% due 03/15/13	375	456
Computer Sciences Corp. 6.750% due 06/15/06	60	62
ConAgra Foods, Inc. 6.750% due 09/15/11	175	195
Constellation Energy Group, Inc. 6.125% due 09/01/09	125	133
Consumers Energy Co. 5.375% due 04/15/13	200	205
5.150% due 02/15/17	200	198
Cooper Tire & Rubber Co. 7.750% due 12/15/09	40	44
Coors Brewing Co. 6.375% due 05/15/12	80	87

Bond Market Fund

12

SSgA
Bond Market Fund

Schedule of Investments, continued - February 28, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Countrywide Home Loans, Inc. Series MTNJ 5.500% due 08/01/06	140	143
Series MTNK 5.500% due 02/01/07	240	246
COX Communications, Inc. 3.875% due 10/01/08	100	98
7.125% due 10/01/12	110	123
5.500% due 10/01/15	50	50
Credit Suisse First Boston USA, Inc. 5.875% due 08/01/06	400	412
6.125% due 11/15/11	200	216
CRH America, Inc. 6.950% due 03/15/12	100	112
CSX Corp. 6.750% due 03/15/11	150	166
DaimlerChrysler NA Holding Corp. 6.400% due 05/15/06	330	340
Deere & Co. 7.850% due 05/15/10	32	37
Deluxe Corp. 5.000% due 12/15/12	50	49
Dominion Resources, Inc. Series B 6.250% due 06/30/12	170	184
Dow Chemical Co. (The) 5.750% due 12/15/08	200	210
DTE Energy Co. 6.450% due 06/01/06	85	88
Series A 6.650% due 04/15/09	63	68
Duke Capital LLC 5.500% due 03/01/14	200	205
Duke Energy Corp. 5.300% due 10/01/15	100	102
EI Du Pont de Nemours & Co. 6.875% due 10/15/09	150	166
Emerson Electric Co. 5.000% due 12/15/14	100	101
Enterprise Products Operating, LP Series B 5.600% due 10/15/14	300	307
EOP Operating, LP 7.750% due 11/15/07	200	217
ERP Operating, LP 6.625% due 03/15/12	75	83
Exelon Generation Co. LLC 6.950% due 06/15/11	200	223
Federated Department Stores 6.625% due 04/01/11	50	55
7.450% due 07/15/17	75	88

	Principal Amount ($) or Shares	Market Value $
First Data Corp. 3.375% due 08/01/08	200	195
Firstar Bank NA 7.125% due 12/01/09	210	234
FirstEnergy Corp. Series C 7.375% due 11/15/31	150	176
FleetBoston Financial Corp. 4.875% due 12/01/06	60	61
3.850% due 02/15/08	150	149
6.700% due 07/15/28	100	114
Florida Power & Light Co. 4.850% due 02/01/13	105	106
Ford Motor Co. 7.450% due 07/16/31	400	386
Ford Motor Credit Co. 6.500% due 01/25/07	100	103
5.800% due 01/12/09	250	250
7.375% due 10/28/09	350	367
7.375% due 02/01/11	240	251
FPL Group Capital, Inc. 7.625% due 09/15/06	75	79
Gannett Co., Inc. 6.375% due 04/01/12	100	110
GE Global Insurance Holding Corp. 7.750% due 06/15/30	400	476
General Dynamics Corp. 2.125% due 05/15/06	75	74
4.250% due 05/15/13	60	58
General Electric Capital Corp. Series MTNA 6.500% due 12/10/07	250	265
5.875% due 02/15/12	250	268
6.750% due 03/15/32	400	471
General Mills, Inc. 3.875% due 11/30/07	50	49
6.000% due 02/15/12	100	107
General Motors Acceptance Corp. 6.125% due 08/28/07	300	306
6.875% due 08/28/12	230	226
6.750% due 12/01/14	150	144
General Motors Corp. 7.125% due 07/15/13	250	245
8.375% due 07/15/33	400	393
Gillette Co. (The) 2.875% due 03/15/08	50	48
Golden West Financial Corp. 4.750% due 10/01/12	40	40
Goldman Sachs Group, Inc. 6.125% due 02/15/33	100	105
Goldman Sachs Group, LP 5.000% due 10/01/14	800	794

Bond Market Fund

13

SSgA
Bond Market Fund

Schedule of Investments, continued - February 28, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
GTE North, Inc. Series D 6.900% due 11/01/08	150	160
Harrah's Operating Co., Inc. 7.500% due 01/15/09	70	77
Hartford Financial Services Group, Inc. 4.700% due 09/01/07	50	51
Hartford Life, Inc. 7.375% due 03/01/31	30	37
Hewlett-Packard Co. 3.625% due 03/15/08	100	98
Hilton Hotels Corp. 7.625% due 12/01/12	300	347
HJ Heinz Finance Co. 6.750% due 03/15/32	110	129
Home Depot, Inc. 3.750% due 09/15/09	100	98
Honeywell International, Inc. 5.125% due 11/01/06	135	138
Hospitality Properties Trust 5.125% due 02/15/15	100	98
Household Finance Corp. 6.875% due 03/01/07	100	105
8.000% due 07/15/10	150	173
6.375% due 08/01/10	80	86
7.000% due 05/15/12	100	113
HSBC Finance Corp. 6.750% due 05/15/11	250	276
Hughes Supply, Inc. (l) 5.500% due 10/15/14	400	392
Indiana Michigan Power Co. Series C 6.125% due 12/15/06	100	104
International Business Machines Corp. 4.875% due 10/01/06	75	76
5.875% due 11/29/32	150	160
International Lease Finance Corp. 5.750% due 10/15/06	200	206
4.350% due 09/15/08	250	249
International Paper Co. 4.250% due 01/15/09	150	149
6.750% due 09/01/11	290	322
John Deere Capital Corp. 3.900% due 01/15/08	100	99
7.000% due 03/15/12	50	57
Johnson & Johnson 3.800% due 05/15/13	90	85
JPMorgan Chase & Co. 5.250% due 05/30/07	200	205
7.875% due 06/15/10	200	230

	Principal Amount ($) or Shares	Market Value $
Kellogg Co. Series B 7.450% due 04/01/31	180	229
Kerr-McGee Corp. 6.875% due 09/15/11	120	133
Key Bank National Association Series BKNT 7.000% due 02/01/11	125	138
KFW International Finance Series DTC 4.750% due 01/24/07	500	510
Kimberly-Clark Corp. 5.625% due 02/15/12	100	106
Kinder Morgan Energy Partners, LP 6.750% due 03/15/11	35	38
7.125% due 03/15/12	53	60
7.400% due 03/15/31	100	120
Kinder Morgan, Inc. 6.500% due 09/01/12	145	158
Kraft Foods, Inc. 4.625% due 11/01/06	165	167
Kroger Co. (The) 6.800% due 04/01/11	325	360
Lehman Brothers Holdings, Inc. 6.250% due 05/15/06	400	412
Lennar Corp. 5.950% due 03/01/13	50	52
Lion Connecticut Holdings, Inc. 7.125% due 08/15/06	100	104
Lockheed Martin Corp. 8.500% due 12/01/29	110	151
Lowe's Cos., Inc. 8.250% due 06/01/10	85	100
Lubrizol Corp. 5.500% due 10/01/14	300	306
Mack-Cali Realty, LP 7.250% due 03/15/09	50	54
Magellan Midstream Partners LP 5.650% due 10/15/16	210	213
Marathon Oil Corp. 6.800% due 03/15/32	100	114
Masco Corp. 5.875% due 07/15/12	75	80
MBNA America Bank NA 6.625% due 06/15/12	150	163
McDonald's Corp. Series MTNG 5.375% due 04/30/07	75	77
Merck & Co., Inc. 4.375% due 02/15/13	75	73
6.400% due 03/01/28	50	55

Bond Market Fund

14

SSgA
Bond Market Fund

Schedule of Investments, continued - February 28, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Merrill Lynch & Co., Inc. 7.375% due 05/15/06	150	157
6.000% due 02/17/09	100	106
Series MTNB 4.000% due 11/15/07	200	200
Metlife, Inc. 5.375% due 12/15/12	46	47
Monsanto Co. 4.000% due 05/15/08	45	45
Morgan Stanley 5.800% due 04/01/07	300	311
6.600% due 04/01/12	200	221
4.750% due 04/01/14	200	195
7.250% due 04/01/32	100	123
Motorola, Inc. 8.000% due 11/01/11	125	147
National City Bank of Indiana 4.250% due 07/01/18	100	89
National City Corp. 6.875% due 05/15/19	100	115
National Rural Utilities Cooperative Finance Corp. 6.000% due 05/15/06	40	41
Series MTNC 7.250% due 03/01/12	250	287
NB Capital Trust IV 8.250% due 04/15/27	65	71
New England Telephone & Telegraph 7.875% due 11/15/29	100	122
News America Holdings 9.250% due 02/01/13	50	64
News America, Inc. 6.625% due 01/09/08	100	106
Nisource Finance Corp. 6.150% due 03/01/13	100	107
Norfolk Southern Corp. 7.800% due 05/15/27	67	85
7.250% due 02/15/31	70	85
Northrop Grumman Corp. 7.125% due 02/15/11	150	170
Pemex Project Funding Master Trust 7.875% due 02/01/09	100	111
7.375% due 12/15/14	255	283
8.625% due 02/01/22	75	90
PennzEnergy Co. 10.125% due 11/15/09	175	209
Pepco Holdings, Inc. 6.450% due 08/15/12	100	110
Pepsi Bottling Group, Inc. Series B 7.000% due 03/01/29	55	67

	Principal Amount ($) or Shares	Market Value $
Pfizer, Inc. 3.300% due 03/02/09	75	73
Pharmacia Corp. 6.600% due 12/01/28	100	115
Pioneer Natural Resources Co. 6.500% due 01/15/08	350	369
Pitney Bowes, Inc. 4.625% due 10/01/12	75	75
Praxair, Inc. 6.375% due 04/01/12	70	77
Procter & Gamble - Esop Series A 9.360% due 01/01/21	100	131
Procter & Gamble Co. 4.750% due 06/15/07	50	51
6.875% due 09/15/09	30	33
Progress Energy, Inc. 5.850% due 10/30/08	100	105
7.100% due 03/01/11	175	195
Prologis 5.500% due 03/01/13	40	41
PSEG Power LLC 6.875% due 04/15/06	200	207
5.500% due 12/01/15	200	204
PSI Energy, Inc. 7.850% due 10/15/07	40	43
5.000% due 09/15/13	100	100
Public Service Co. of Colorado Series 15 5.500% due 04/01/14	100	104
Pulte Homes, Inc. 7.875% due 08/01/11	80	92
5.200% due 02/15/15	250	245
Radian Group, Inc. 5.625% due 02/15/13	50	51
Raytheon Co. 7.000% due 11/01/28	100	118
RBS Capital Trust I (ƒ) 5.512% due 09/29/49	450	459
Reed Elsevier Capital, Inc. 6.125% due 08/01/06	100	103
Rohm & Haas Co. 7.850% due 07/15/29	50	66
Safeco Corp. 4.875% due 02/01/10	75	75
Sara Lee Corp. 6.250% due 09/15/11	50	55
SBC Communications, Inc. 5.750% due 05/02/06	200	204
Sempra Energy 7.950% due 03/01/10	80	91

Bond Market Fund

15

SSgA
Bond Market Fund

Schedule of Investments, continued - February 28, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Simon Property Group, LP 6.375% due 11/15/07	60	63
SLM Corp. 5.125% due 08/27/12	100	102
Series MTNA 5.625% due 04/10/07	40	41
5.000% due 10/01/13	150	151
Southern Co. Capital Funding, Inc. Series A 5.300% due 02/01/07	140	145
Southwest Airlines Co. 5.125% due 03/01/17	220	212
Sprint Capital Corp. 6.900% due 05/01/19	500	559
St. Paul Travelers Cos., Inc. (The) 5.750% due 03/15/07	110	113
Suntrust Bank Series BKNT 6.375% due 04/01/11	175	191
Supervalu, Inc. 7.500% due 05/15/12	35	41
Tampa Electric Co. 6.375% due 08/15/12	85	93
Target Corp. 7.500% due 08/15/10	120	138
6.350% due 11/01/32	100	114
Temple-Inland, Inc. 7.875% due 05/01/12	35	40
Textron Financial Corp. 5.875% due 06/01/07	50	52
6.000% due 11/20/09	95	101
Time Warner Entertainment Co., LP 8.375% due 07/15/33	330	429
Time Warner, Inc. 6.875% due 05/01/12	220	247
Tosco Corp. 8.125% due 02/15/30	200	271
Toyota Motor Credit Corp. 5.500% due 12/15/08	100	104
TXU Electric Delivery Co. 6.375% due 05/01/12	100	109
7.000% due 05/01/32	100	118
Tyson Foods, Inc. 8.250% due 10/01/11	50	59
UFJ Bank, Ltd. 7.400% due 06/15/11	150	170
Unilever Capital Corp. 7.125% due 11/01/10	175	197
Union Oil Co. of California 5.050% due 10/01/12	35	35
7.500% due 02/15/29	35	43

	Principal Amount ($) or Shares	Market Value $
Union Pacific Corp. 6.125% due 01/15/12	200	216
Union Planters Bank NA 5.125% due 06/15/07	70	72
United Technologies Corp. 6.100% due 05/15/12	175	191
Univision Communications, Inc. 2.875% due 10/15/06	100	98
US Bancorp Series MTNN 5.100% due 07/15/07	100	102
Valero Energy Corp. 6.875% due 04/15/12	125	141
Verizon Global Funding Corp. 6.875% due 06/15/12	140	157
4.375% due 06/01/13	400	387
Verizon New England, Inc. 6.500% due 09/15/11	100	109
Verizon Wireless Capital LLC 5.375% due 12/15/06	135	138
Virginia Electric and Power Co. Series A 5.375% due 02/01/07	165	169
Wachovia Bank NA Series BKNT 7.800% due 08/18/10	200	231
Wachovia Corp. 4.950% due 11/01/06	200	204
Wal-Mart Stores, Inc. 6.875% due 08/10/09	200	220
7.250% due 06/01/13	200	235
Washington Mutual, Inc. 5.625% due 01/15/07	175	180
4.375% due 01/15/08	150	150
Waste Management, Inc. 7.375% due 08/01/10	225	253
Wells Fargo Bank NA 6.450% due 02/01/11	300	329
Wells Fargo Capital I 7.960% due 12/15/26	200	215
Weyerhaeuser Co. 5.950% due 11/01/08	80	84
Wisconsin Energy Corp. 6.500% due 04/01/11	80	88
Wyeth 6.950% due 03/15/11	225	250
Zions BanCorp. 6.000% due 09/15/15	25	26
		44,442

Bond Market Fund

16

SSgA
Bond Market Fund

Schedule of Investments, continued - February 28, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
International Debt - 6.8%
Abbey National PLC 7.950% due 10/26/29	80	105
Alberta Energy Co., Ltd. 7.375% due 11/01/31	40	49
Alcan, Inc. 4.500% due 05/15/13	100	97
Anadarko Finance Co. Series B 6.750% due 05/01/11	100	111
Apache Finance Canada Corp. 7.750% due 12/15/29	45	60
ARMS II (Ê) Series 2004-G3 Class A1A 2.820% due 01/10/35	4,696	4,707
Asian Development Bank 4.875% due 02/05/07	300	306
Bank of Tokyo-Mitsubishi, Ltd. (The) 8.400% due 04/15/10	80	93
BHP Billiton Finance USA, Ltd. 4.800% due 04/15/13	150	151
Burlington Resources Finance Co. 7.200% due 08/15/31	100	121
Canada Government International Bond 6.750% due 08/28/06	200	209
Canadian National Railway Co. 4.400% due 03/15/13	50	48
6.900% due 07/15/28	40	47
Canadian Natural Resources, Ltd. 5.450% due 10/01/12	150	155
Canadian Pacific, Ltd. 9.450% due 08/01/21	40	57
Central American Bank for Economic Integration (l) 4.875% due 01/15/12	350	346
ChevronTexaco Capital Co. 3.500% due 09/17/07	65	64
3.375% due 02/15/08	100	98
Chile Government International Bond 6.875% due 04/28/09	100	109
5.500% due 01/15/13	65	68
Conoco Funding Co. 5.450% due 10/15/06	150	154
Deutsche Telekom International Finance BV 8.750% due 06/15/30	200	270
Diageo Capital PLC 7.250% due 11/01/09	150	167
European Investment Bank 4.625% due 03/01/07	475	482
3.125% due 10/15/07	400	393
3.000% due 06/16/08	100	97

	Principal Amount ($) or Shares	Market Value $
Falconbridge, Ltd. 7.350% due 06/05/12	25	28
France Telecom SA 7.450% due 03/01/06	275	284
Grupo Televisa SA 8.000% due 09/13/11	100	116
Hanson Australia Funding, Ltd. 5.250% due 03/15/13	100	101
HSBC Holdings PLC 7.500% due 07/15/09	225	252
Hydro Quebec Series GH 8.250% due 04/15/26	150	209
Instituto de Credito Oficial 4.625% due 11/29/06	100	101
Inter-American Development Bank 4.375% due 09/20/12	175	176
International Bank for Reconstruction & Development 7.625% due 01/19/23	100	133
8.875% due 03/01/26	200	296
Israel Government International Bond 4.625% due 06/15/13	360	345
Italy Government International Bond 5.625% due 06/15/12	355	380
6.875% due 09/27/23	500	607
Kowloon Canton Railway Corp. 8.000% due 03/15/10	100	115
Landwirtschaftliche Rentenbank Series 4 3.375% due 11/15/07	140	138
Malaysia Government International Bond 7.500% due 07/15/11	125	143
Mexico Government International Bond 9.875% due 02/01/10	400	486
8.375% due 01/14/11	300	349
5.875% due 01/15/14	200	204
6.625% due 03/03/15	250	268
8.300% due 08/15/31	150	181
MTR Corp. 7.500% due 02/04/09	80	89
Norsk Hydro ASA 7.250% due 09/23/27	50	61
Oesterreichische Kontrollbank AG 2.375% due 06/16/08	200	191
Petro-Canada 4.000% due 07/15/13	50	46
5.350% due 07/15/33	100	94
Poland Government International Bond 6.250% due 07/03/12	85	93

Bond Market Fund

17

SSgA
Bond Market Fund

Schedule of Investments, continued - February 28, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Potash Corp. of Saskatchewan 7.125% due 06/15/07	40	42
Province of British Columbia 4.625% due 10/03/06	50	51
Province of Manitoba Canada 4.250% due 11/20/06	100	101
Province of Quebec 5.750% due 02/15/09	250	264
Quebecor World Capital Corp. 6.125% due 11/15/13	100	102
Rio Tinto Finance USA, Ltd. 2.625% due 09/30/08	35	33
Royal Bank of Scotland Group PLC 5.000% due 10/01/14	100	100
Royal KPN NV 8.000% due 10/01/10	150	174
Russia Government International Bond (l) 5.000% due 03/31/30	200	210
Santander Central Hispano Issuances, Ltd. 7.625% due 09/14/10	100	115
SMBC International Finance NV 8.500% due 06/15/09	70	80
South Africa Government International Bond 7.375% due 04/25/12	150	171
Telecom Italia Capital SA (l) 4.000% due 01/15/10	250	242
4.950% due 09/30/14	250	245
Telefonica Europe BV 7.750% due 09/15/10	125	144
Thomson Corp. (The) 6.200% due 01/05/12	100	109
TransCanada Pipelines, Ltd. 4.000% due 06/15/13	100	94
Transocean, Inc. 7.500% due 04/15/31	100	125
Tyco International Group SA 6.875% due 01/15/29	150	173
		16,625
Mortgage-Backed Securities - 54.4%
Banc of America Commercial Mortgage, Inc. Series 2003-2 Class A4 5.061% due 03/11/41	250	254
Series 2004-5 Class AJ 4.992% due 11/10/41	2,000	2,004
Banc of America Large Loan (Ê)(l) Series 2003-BBA2 Class A2 2.790% due 11/15/15	4,000	4,003

		Principal Amount ($) or Shares	Market Value $
Bank of America Mortgage Securities (Ê) Series 2005-B Class 2A1 4.428% due 03/25/35		500	497
Capco America Securitization Corp. Series 1998-D7 Class A1A 5.860% due 10/15/30		750	766
Commercial Mortgage Acceptance Corp. Series 1998-C2 Class A2 6.030% due 09/15/30		2,499	2,592
Series 1999-C1 Class A2 7.030% due 06/15/31		3,000	3,286
DLJ Commercial Mortgage Corp. Series 1998-CF2 Class A1A 5.880% due 11/12/31		613	627
Fannie Mae 30 Year TBA (Ï) 5.000%		3,500	3,449
6.000	% due 2009	17	18
6.000	% due 2011	16	17
5.500	% due 2014	25	26
6.500	% due 2014	853	898
7.500	% due 2015	100	105
6.000	% due 2016	159	164
6.500	% due 2016	958	1,006
4.500	% due 2018	4,554	4,507
5.500	% due 2018	597	612
4.000	% due 2019	1,442	1,395
4.500	% due 2019	3,242	3,204
5.500	% due 2019	280	287
8.000	% due 2023	1	1
5.000	% due 2024	2,279	2,269
5.500	% due 2024	2,236	2,268
9.000	% due 2025	738	821
9.000	% due 2026	6	7
7.500	% due 2027	321	345
6.000	% due 2028	25	26
6.000	% due 2029	11	11
7.000	% due 2029	5	6
6.000	% due 2030	19	20
7.500	% due 2030	7	8
8.000	% due 2031	274	295
8.500	% due 2031	146	159
6.500	% due 2032	1,396	1,454
4.500	% due 2033	4,021	3,877
5.500	% due 2033	4,328	4,370
6.000	% due 2033	1,093	1,122
5.000	% due 2034	1,905	1,879
5.500	% due 2034	7,287	7,355
Freddie Mac 30 Year TBA (Ï) 5.50%		8,100	8,177
7.000	% due 2009	169	177

Bond Market Fund

18

SSgA
Bond Market Fund

Schedule of Investments, continued - February 28, 2005 (Unaudited)

Amounts in thousands (except share amounts)

		Principal Amount ($) or Shares	Market Value $
9.000	% due 2010	31	33
6.000	% due 2011	5	6
8.000	% due 2011	7	7
7.000	% due 2012	188	198
7.000	% due 2013	1,766	1,862
6.000	% due 2016	224	233
7.000	% due 2016	321	339
5.000	% due 2019	5,941	5,991
5.500	% due 2019	1,743	1,788
8.500	% due 2025	3	3
7.000	% due 2028	805	850
7.500	% due 2028	495	531
6.500	% due 2029	391	407
7.000	% due 2030	13	14
7.000	% due 2031	308	325
6.500	% due 2032	1,081	1,126
6.000	% due 2033	400	411
6.500	% due 2033	1,745	1,818
7.000	% due 2033	628	663
5.000	% due 2034	8,274	8,174
6.000	% due 2034	9,629	9,894
6.500	% due 2034	1,613	1,683
Ginnie Mae I 30 Year TBA (Ï) 5.50%		1,000	1,016
8.000	% due 2008	13	14
8.000	% due 2012	220	234
10.000	% due 2013	5	5
10.000	% due 2014	1	1
7.500	% due 2022	2	2
7.000	% due 2023	228	243
7.500	% due 2023	2	2
6.500	% due 2024	6	7
7.500	% due 2024	80	86
8.500	% due 2025	19	21
7.500	% due 2027	25	27
6.500	% due 2028	64	67
7.000	% due 2028	43	45
7.500	% due 2028	67	71
8.500	% due 2028	61	66
7.500	% due 2029	30	33
8.000	% due 2029	54	59
8.500	% due 2029	5	5
7.500	% due 2030	74	79
8.000	% due 2030	163	178
8.500	% due 2030	74	81
7.000	% due 2031	361	383
6.500	% due 2032	367	386
7.000	% due 2032	933	989
7.500	% due 2032	39	41
5.000	% due 2033	2,668	2,661
6.500	% due 2033	779	818

	Principal Amount ($) or Shares	Market Value $
GMAC Commercial Mortgage Securities, Inc. Series 1998-C1 Class A1 6.411% due 05/15/30	59	59
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2002-CIB5 Class A2 5.161% due 10/12/37	3,000	3,092
Series 2004-CBX Class A3 4.184% due 01/12/37	2,000	1,976
JP Morgan Chase Commercial Mortgage Securities Corp. (Ê)(l) Series 2004-FL1A Class A1 2.760% due 04/16/19	3,975	3,978
LB-UBS Commercial Mortgage Trust Series 2000-C3 Class A2 7.950% due 05/15/25	2,960	3,385
Series 2005-C1 Class A2 4.310% due 02/15/30	4,000	3,965
Merrill Lynch Mortgage Trust Series 2003-KEY1 Class A4 5.236% due 11/12/35	750	769
Nomura Asset Securities Corp. Series 1998-D6 Class A1B 6.590% due 03/15/30	385	411
Structured Asset Securities Corp. Series 2005-4XS Class 3A3 4.470% due 03/25/35	1,981	1,981
Series 2005-4XS Class 3A4 4.790% due 03/25/35	543	543
Wachovia Bank Commercial Mortgage Trust Series 2004-C10 Class A4 4.748% due 02/15/41	1,500	1,484
Series 2004-C15 Class A2 4.039% due 10/15/41	2,000	1,957
Wells Fargo Mortgage Backed Securities Trust (Ê) Series 2005-AR2 Class 2A1 4.570% due 03/25/35	500	499
		132,439
United States Government Agencies - 1.9%
Fannie Mae 6.000% due 05/15/08	250	265
6.125% due 03/15/12	1,600	1,754
4.625% due 10/15/14	1,200	1,197
Zero coupon due 10/09/19	700	326
Freddie Mac 6.750% due 03/15/31	650	804
6.250% due 07/15/32	250	292
		4,638

Bond Market Fund

19

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Bond Market Fund

Schedule of Investments, continued - February 28, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
United States Government Treasuries - 16.7%
United States Treasury Inflation Indexed Bonds 3.375% due 01/15/07	1,502	1,578
3.625% due 01/15/08	1,473	1,589
3.875% due 01/15/09	6,842	7,586
0.875% due 04/15/10	1,507	1,482
2.375% due 01/15/25	4,948	5,292
United States Treasury Notes 3.000% due 02/15/08	3,075	3,011
3.250% due 08/15/08	1,000	982
3.625% due 01/15/10	1,500	1,475
4.250% due 11/15/14	3,500	3,467
4.000% due 02/15/15	400	389
8.125% due 05/15/21	2,745	3,797
8.125% due 08/15/21	2,170	3,008
6.250% due 08/15/23	2,015	2,375
6.125% due 11/15/27	1,000	1,183
6.250% due 05/15/30	200	243
5.375% due 02/15/31	2,780	3,057
		40,514
Total Long-Term Investments (cost $276,703)		279,522
	Notional Amount $
Options Purchased - 0.0%
United States Treasury 10 Year Notes Mar 2005 114.00 Call (150)	17,100	2
Total Options (cost $15)		2
	Principal Amount ($) or Shares
Short-Term Investments - 2.8%
Federated Investors Prime Cash Obligation Fund	548,824	549
Freddie Mac (ÿ) 9.000% due 08/01/05	3	3
GIRO Balanced Funding (ç)(ÿ) 2.620% due 03/01/05	2,000	2,000

	Principal Amount ($) or Shares	Market Value $
United States Treasury Bill (ç)(ÿ)(§) 2.218% due 03/24/05	300	300
Yorktown Capital, LLC (ç)(ÿ) 2.520% due 03/02/05	4,000	4,000
Total Short-Term Investments (cost $6,852)		6,852
Total Investments - 117.7% (identified cost $283,570)		286,376
Other Assets and Liabilities Net - (17.7%)		(42,987)
Net Assets - 100.0%		243,389

See accompanying notes which are an integral part of the financial statements.

Bond Market Fund

20

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Bond Market Fund

Schedule of Investments, continued - February 28, 2005 (Unaudited)

Amounts in thousands

Futures Contracts (Number of Contracts)	Notional Amount $	Unrealized Appreciation (Depreciation) $
Long Positions
United States Treasury 2 Year Notes expiration date 03/05 (140)	29,148	(146)
Short Positions
United States Treasury 5 Year Notes expiration date 03/05 (247)	26,707	173
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts		27

Portfolio Summary	% of Net Assets
Asset-Backed Securities	16.8
Corporate Bonds and Notes	18.3
International Debt	6.8
Mortgage-Backed Securities	54.4
United States Government Agencies	1.9
United States Government Treasuries	16.7
Options Purchased	-	*
Short-Term Investments	2.8
Total Investments	117.7
Other Assets and Liabilities	(17.7)
Net Assets	100.0
Futures Contracts*	-	*

* Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

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21

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SSgA

Intermediate Fund

Shareholder Expense Example - February 28, 2005 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this fund is from September 1, 2004 to February 28, 2005.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2004	$1,000.00	$1,000.00
Ending Account Value February 28, 2005	$1,002.33	$1,022.02
Expenses Paid During Period *	$2.98	$3.01

* Expenses are equal to the Fund's annualized expense ratio of .60% , multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

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23

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Intermediate Fund

Schedule of Investments - February 28, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Long-Term Investments - 108.5%
Asset-Backed Securities - 16.9%
Ameriquest Mortgage Securities, Inc. (Ê) Series 2004-R2 Class A3 2.850% due 04/25/34	1,000	1,000
Series 2004-R6 Class A2 2.790% due 07/25/34	511	511
Asset Backed Securities Corp. Home Equity (Ê) Series 2003-HE2 Class A2 2.970% due 04/15/33	941	942
Bank One Issuance Trust (Ê) Series 2004-A2 Class A2 2.620% due 10/15/09	1,000	1,001
Centex Home Equity (Ê) Series 2004-B Class AV1 2.850% due 03/25/34	598	598
Countrywide Asset-Backed Certificates (Ê) Series 2002-BC2 Class A 2.920% due 04/25/32	1,392	1,395
Series 2004-BC1 Class A1 2.880% due 04/25/34	1,554	1,554
Credit-Based Asset Servicing and Securitization (Ê) Series 2004-CB2 Class AV1 2.900% due 09/25/33	501	501
Series 2004-CB2 Class AV3 2.960% due 09/25/33	1,500	1,500
Daimler Chrysler Auto Trust Series 2002-A Class A4 4.490% due 10/06/08	445	448
Discover Card Master Trust I Series 2001-6 Class A 5.750% due 12/15/08	250	257
Ford Credit Auto Owner Trust Series 2002-C Class A4 3.790% due 09/15/06	429	430
GSAMP Trust (Ê) Series 2004-NC1 Class M1 3.200% due 03/25/34	788	788
Ikon Receivables LLC Series 2002-1 Class A4 4.680% due 11/15/09	264	266
MBNA Master Credit Card Trust USA Series 2000-I Class A 6.900% due 01/15/08	500	509
Option One Mortgage Loan Trust (Ê) Series 2003-3 Class A4 3.120% due 06/25/33	1,000	1,004

	Principal Amount ($) or Shares	Market Value $
Series 2003-4 Class A2 2.970% due 07/25/33	1,462	1,464
Residential Asset Securities Corp. (Ê) Series 2004-KS3 Class A2B2 2.860% due 04/25/34	750	753
Saxon Asset Securities Trust (Ê) Series 2003-1 Class AV1 2.960% due 06/25/33	1,029	1,031
Series 2004-1 Class A 2.920% due 03/25/35	1,846	1,848
Securitized Asset Backed Receivables LLC Trust (Ê) Series 2004-OP1 Class A2 2.900% due 02/25/34	365	365
Structured Asset Investment Loan Trust (Ê) Series 2004-2 Class 3A1 2.760% due 03/25/34	171	171
Series 2004-4 Class M5 4.100% due 04/25/34	65	65
Series 2004-8 Class A12 2.800% due 09/25/34	740	740
Series 2004-9 Class A6 2.890% due 10/25/34	1,805	1,808
		20,949
Corporate Bonds and Notes - 30.0%
ABN Amro Bank NV 7.550% due 06/28/06	100	105
Aetna, Inc. 7.375% due 03/01/06	38	39
Aflac, Inc. 6.500% due 04/15/09	17	18
Albemarle Corp. 5.100% due 02/01/15	115	114
Albertson's, Inc. 7.500% due 02/15/11	150	171
Alcoa, Inc. 7.375% due 08/01/10	80	91
Alliance Capital Management, LP 5.625% due 08/15/06	100	102
Alliant Energy Resources, Inc. 7.000% due 12/01/11	50	55
Allstate Corp. (The) 7.200% due 12/01/09	90	100
6.125% due 02/15/12	72	78
American Express Co. 5.500% due 09/12/06	90	92
3.750% due 11/20/07	40	40
4.875% due 07/15/13	30	30

Intermediate Fund

25

SSgA
Intermediate Fund

Schedule of Investments, continued - February 28, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
American General Finance Corp. 3.875% due 10/01/09	120	117
Series MTNF 5.875% due 07/14/06	50	51
Series MTNH 5.375% due 10/01/12	190	195
Amgen, Inc. (l) 4.000% due 11/18/09	80	79
Anheuser-Busch Cos., Inc. 6.000% due 04/15/11	95	102
Apache Corp. 6.250% due 04/15/12	20	22
Archer-Daniels-Midland Co. 7.125% due 03/01/13	50	58
Archstone-Smith Operating Trust 5.000% due 08/15/07	10	10
3.000% due 06/15/08	25	24
Arizona Public Service Co. 6.375% due 10/15/11	50	55
AT&T Wireless Services, Inc. 7.875% due 03/01/11	100	116
8.125% due 05/01/12	100	119
Autozone, Inc. 5.875% due 10/15/12	20	21
AvalonBay Communities, Inc. 6.125% due 11/01/12	85	91
Bank of America Corp. 7.125% due 09/15/06	215	226
4.750% due 10/15/06	141	143
5.250% due 02/01/07	15	15
7.400% due 01/15/11	250	286
Bank of New York Co., Inc. (The) 6.375% due 04/01/12	30	33
Series MTNE 3.900% due 09/01/07	25	25
Bank One Corp. 4.125% due 09/01/07	300	302
5.900% due 11/15/11	85	90
BankAmerica Corp. 7.200% due 04/15/06	195	202
Bayerische Landesbank 2.500% due 03/30/06	125	124
BB&T Corp. 6.500% due 08/01/11	15	16
4.750% due 10/01/12	60	60
Bear Stearns Cos., Inc. (The) 3.000% due 03/30/06	65	65
7.000% due 03/01/07	25	26
4.000% due 01/31/08	100	99
BellSouth Corp. 5.000% due 10/15/06	175	178

	Principal Amount ($) or Shares	Market Value $
Belo Corp. 7.125% due 06/01/07	30	32
Black & Decker Corp. 7.125% due 06/01/11	30	34
Boeing Capital Corp. 6.500% due 02/15/12	250	277
Boston Properties, Inc. 6.250% due 01/15/13	30	32
Bristol-Myers Squibb Co. 4.750% due 10/01/06	190	193
Bunge, Ltd. Finance Corp. 4.375% due 12/15/08	150	149
Campbell Soup Co. 5.875% due 10/01/08	25	26
6.750% due 02/15/11	60	66
Capital One Bank Series BKNT 4.875% due 05/15/08	50	51
Cardinal Health, Inc. 6.750% due 02/15/11	40	44
Cendant Corp. 6.250% due 03/15/10	100	106
7.375% due 01/15/13	20	23
CenturyTel, Inc. Series L 7.875% due 08/15/12	25	29
Charter One Bank FSB 6.375% due 05/15/12	25	27
Cigna Corp. 7.400% due 05/15/07	33	35
Cincinnati Gas & Electric 5.700% due 09/15/12	20	21
Cingular Wireless LLC 5.625% due 12/15/06	25	26
CIT Group, Inc. 7.375% due 04/02/07	25	27
5.750% due 09/25/07	100	104
7.750% due 04/02/12	125	146
Citigroup, Inc. 5.500% due 08/09/06	800	819
5.625% due 08/27/12	250	263
Clear Channel Communications, Inc. 6.000% due 11/01/06	60	62
7.650% due 09/15/10	100	112
Cleveland Electric Illuminating Co. (The) 5.650% due 12/15/13	250	259
Coca-Cola Co. (The) 5.750% due 03/15/11	35	37
Coca-Cola Enterprises, Inc. 5.250% due 05/15/07	100	103
4.375% due 09/15/09	15	15
8.500% due 02/01/12	36	44

Intermediate Fund

26

SSgA
Intermediate Fund

Schedule of Investments, continued - February 28, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Comcast Cable Communications 6.200% due 11/15/08	100	106
6.750% due 01/30/11	34	38
Comcast Cable Communications Holdings, Inc. 8.375% due 03/15/13	250	304
Comcast MO of Delaware, Inc. 8.300% due 05/15/06	100	105
Computer Sciences Corp. 6.750% due 06/15/06	60	62
ConAgra Foods, Inc. 6.750% due 09/15/11	100	112
Consolidated Edison Co. of New York 4.875% due 02/01/13	75	76
Series 97-B 6.450% due 12/01/07	75	79
Consolidated Natural Gas Co. Series C 6.250% due 11/01/11	125	135
Constellation Energy Group, Inc. 6.350% due 04/01/07	14	15
6.125% due 09/01/09	80	85
Consumers Energy Co. 5.150% due 02/15/17	250	248
Cooper Industries, Inc. 5.500% due 11/01/09	20	21
Cooper Tire & Rubber Co. 7.750% due 12/15/09	15	17
Coors Brewing Co. 6.375% due 05/15/12	35	38
Countrywide Home Loans, Inc. Series MTNJ 5.500% due 08/01/06	121	124
Series MTNK 5.500% due 02/01/07	175	180
5.625% due 05/15/07	30	31
COX Communications, Inc. 7.750% due 11/01/10	100	113
7.125% due 10/01/12	50	56
Credit Suisse First Boston USA, Inc. 5.875% due 08/01/06	200	206
6.125% due 11/15/11	200	216
4.875% due 01/15/15	100	98
CSX Corp. 6.750% due 03/15/11	100	111
DaimlerChrysler NA Holding Corp. 6.400% due 05/15/06	445	458
7.750% due 01/18/11	14	16
Series MTNA 7.375% due 09/15/06	84	88
Deluxe Corp. 5.000% due 12/15/12	25	24

	Principal Amount ($) or Shares	Market Value $
Devon Financing Corp. ULC 6.875% due 09/30/11	100	112
Dominion Resources, Inc. Series A 8.125% due 06/15/10	27	31
Series B 6.250% due 06/30/12	70	76
Dow Chemical Co. (The) 5.750% due 12/15/08	100	105
5.750% due 11/15/09	50	53
DTE Energy Co. 6.450% due 06/01/06	75	77
Series A 6.650% due 04/15/09	35	38
Duke Capital LLC 5.500% due 03/01/14	250	256
Duke Energy Corp. 6.250% due 01/15/12	75	81
Duke Energy Field Services LLC 5.750% due 11/15/06	125	128
6.875% due 02/01/11	40	44
Eastman Kodak Co. Series MTNA 3.625% due 05/15/08	30	29
EI Du Pont de Nemours & Co. 3.375% due 11/15/07	40	39
6.875% due 10/15/09	115	127
Eli Lilly & Co. 6.000% due 03/15/12	100	108
Energy East Corp. 6.750% due 06/15/12	55	61
Enterprise Products Operating, LP Series B 5.600% due 10/15/14	200	204
EOP Operating, LP 8.375% due 03/15/06	55	58
7.750% due 11/15/07	150	163
ERP Operating, LP 6.625% due 03/15/12	40	44
Estee Lauder Cos., Inc. (The) 6.000% due 01/15/12	10	11
Exelon Corp. 6.750% due 05/01/11	50	55
Exelon Generation Co. LLC 6.950% due 06/15/11	95	106
First Data Corp. 4.700% due 11/01/06	85	86
Firstar Bank NA 7.125% due 12/01/09	200	223
Fleet National Bank Series BKNT 5.750% due 01/15/09	225	236

Intermediate Fund

27

SSgA
Intermediate Fund

Schedule of Investments, continued - February 28, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
FleetBoston Financial Corp. 4.875% due 12/01/06	15	15
Ford Motor Credit Co. 6.500% due 01/25/07	700	721
7.375% due 02/01/11	400	419
FPL Group Capital, Inc. 7.625% due 09/15/06	55	58
6.125% due 05/15/07	16	17
Franklin Resources, Inc. 3.700% due 04/15/08	10	10
Gannett Co., Inc. 6.375% due 04/01/12	45	49
General Dynamics Corp. 2.125% due 05/15/06	45	44
4.250% due 05/15/13	40	39
General Electric Capital Corp. Series MTNA 6.500% due 12/10/07	250	265
4.625% due 09/15/09	25	25
5.875% due 02/15/12	700	750
6.000% due 06/15/12	450	486
General Mills, Inc. 6.000% due 02/15/12	150	161
General Motors Acceptance Corp. 6.125% due 09/15/06	75	76
6.125% due 08/28/07	250	255
5.850% due 01/14/09	70	69
7.750% due 01/19/10	60	63
7.250% due 03/02/11	500	507
General Motors Corp. 7.200% due 01/15/11	10	10
Gillette Co. (The) 2.875% due 03/15/08	50	48
Golden West Financial Corp. 4.750% due 10/01/12	40	40
Goldman Sachs Group, Inc. 6.650% due 05/15/09	50	54
5.250% due 04/01/13	100	102
5.000% due 10/01/14	800	794
Goodrich Corp. 7.625% due 12/15/12	30	35
Harrah's Operating Co., Inc. 7.125% due 06/01/07	5	5
7.500% due 01/15/09	50	55
Hartford Financial Services Group, Inc. 2.375% due 06/01/06	30	29
4.700% due 09/01/07	35	35
Hewlett-Packard Co. 3.625% due 03/15/08	100	98
Hilton Hotels Corp. 7.625% due 12/01/12	350	405

	Principal Amount ($) or Shares	Market Value $
Historic TW, Inc. 8.110% due 08/15/06	100	106
HJ Heinz Finance Co. 6.625% due 07/15/11	70	78
Home Depot, Inc. 5.375% due 04/01/06	40	41
3.750% due 09/15/09	50	49
Honeywell International, Inc. 5.125% due 11/01/06	55	56
7.000% due 03/15/07	21	22
Hospitality Properties Trust
5.125% due 02/15/15	100	98
Household Finance Corp. 5.750% due 01/30/07	50	52
6.875% due 03/01/07	100	105
6.400% due 06/17/08	75	80
8.000% due 07/15/10	150	173
6.375% due 08/01/10	85	91
HSBC Bank USA NA Series BKNT 3.875% due 09/15/09	350	342
Hughes Supply, Inc. (l) 5.500% due 10/15/14	250	245
Indiana Michigan Power Co. Series C 6.125% due 12/15/06	40	41
International Business Machines Corp. 4.875% due 10/01/06	200	203
International Lease Finance Corp. 5.750% due 10/15/06	165	170
6.375% due 03/15/09	50	53
International Paper Co. 4.250% due 01/15/09	150	149
6.750% due 09/01/11	130	144
John Deere Capital Corp. 3.900% due 01/15/08	15	15
7.000% due 03/15/12	50	57
5.100% due 01/15/13	150	154
Johnson & Johnson 3.800% due 05/15/13	30	28
JP Morgan & Co., Inc. 6.700% due 11/01/07	75	80
JPMorgan Chase & Co. 5.250% due 05/30/07	50	51
7.875% due 06/15/10	150	173
6.750% due 02/01/11	175	194
Kellogg Co. Series B 6.000% due 04/01/06	150	154
Kerr-McGee Corp. 6.875% due 09/15/11	75	83

Intermediate Fund

28

SSgA
Intermediate Fund

Schedule of Investments, continued - February 28, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Key Bank National Association Series BKNT 7.000% due 02/01/11	100	111
KFW International Finance Series DTC 4.750% due 01/24/07	650	663
Kimberly-Clark Corp. 5.625% due 02/15/12	5	5
Kinder Morgan Energy Partners, LP 7.125% due 03/15/12	100	113
Kinder Morgan, Inc. 6.500% due 09/01/12	80	87
Kohl's Corp. 6.300% due 03/01/11	10	11
Kraft Foods, Inc. 4.625% due 11/01/06	110	111
5.250% due 06/01/07	100	102
5.625% due 11/01/11	10	11
Kroger Co. (The) 6.800% due 04/01/11	250	277
Lehman Brothers Holdings, Inc. 6.250% due 05/15/06	450	464
4.000% due 01/22/08	100	100
Lennar Corp. 7.625% due 03/01/09	55	61
Lincoln National Corp. 5.250% due 06/15/07	35	36
Lion Connecticut Holdings, Inc. 7.125% due 08/15/06	200	209
Lowe's Cos., Inc. 8.250% due 06/01/10	30	35
Lubrizol Corp. 5.500% due 10/01/14	250	255
Mack-Cali Realty, LP 7.250% due 03/15/09	50	54
Magellan Midstream Partners LP 5.650% due 10/15/16	150	152
Marathon Oil Corp. 5.375% due 06/01/07	75	77
Marshall & Ilsley Bank 5.250% due 09/04/12	45	47
Masco Corp. 5.875% due 07/15/12	95	101
MBNA America Bank NA 7.125% due 11/15/12	40	45
MBNA Corp. 6.250% due 01/17/07	150	156
McDonald's Corp. Series MTNG 5.375% due 04/30/07	100	103
MeadWestvaco Corp. 6.850% due 04/01/12	100	113

	Principal Amount ($) or Shares	Market Value $
Merck & Co., Inc. 4.375% due 02/15/13	75	73
Merrill Lynch & Co., Inc. 7.375% due 05/15/06	125	131
Series MTNB 4.000% due 11/15/07	400	399
Metlife, Inc. 5.375% due 12/15/12	75	77
Monsanto Co. 4.000% due 05/15/08	30	30
7.375% due 08/15/12	10	12
Morgan Stanley 6.100% due 04/15/06	300	308
5.800% due 04/01/07	400	414
5.300% due 03/01/13	250	256
Motorola, Inc. 8.000% due 11/01/11	100	117
National City Bank 4.625% due 05/01/13	135	132
National Fuel Gas Co. 5.250% due 03/01/13	20	20
National Rural Utilities Cooperative Finance Corp. 5.750% due 08/28/09	200	210
Nationwide Financial Services 5.900% due 07/01/12	41	43
New Plan Excel Realty Trust 5.875% due 06/15/07	15	15
News America Holdings 9.250% due 02/01/13	10	13
News America, Inc. 6.625% due 01/09/08	250	265
Niagara Mohawk Power Corp. Series G 7.750% due 10/01/08	75	83
Nisource Finance Corp. 7.875% due 11/15/10	36	42
Ocean Energy, Inc. 4.375% due 10/01/07	15	15
Ohio Power Co. Series F 5.500% due 02/15/13	100	104
Pacific Bell 6.875% due 08/15/06	52	54
Pacificorp 6.900% due 11/15/11	40	45
Pemex Project Funding Master Trust 7.875% due 02/01/09	100	111
8.000% due 11/15/11	220	251
Pepco Holdings, Inc. 6.450% due 08/15/12	25	27

Intermediate Fund

29

SSgA
Intermediate Fund

Schedule of Investments, continued - February 28, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Pfizer, Inc. 3.300% due 03/02/09	75	73
PHH Corp. 7.125% due 03/01/13	50	56
Pioneer Natural Resources Co. 5.875% due 07/15/16	250	261
Pitney Bowes, Inc. 4.625% due 10/01/12	45	45
PPL Electric Utilities Corp. 6.250% due 08/15/09	30	32
Praxair, Inc. 6.375% due 04/01/12	50	55
Procter & Gamble Co. 4.750% due 06/15/07	150	153
Progress Energy, Inc. 6.750% due 03/01/06	100	103
5.850% due 10/30/08	100	105
Prologis 5.500% due 03/01/13	50	51
PSEG Power LLC 6.875% due 04/15/06	150	155
5.500% due 12/01/15	250	255
PSI Energy, Inc. 7.850% due 10/15/07	60	65
Public Service Co. of Colorado 7.875% due 10/01/12	90	108
Pulte Homes, Inc. 7.875% due 08/01/11	40	46
5.200% due 02/15/15	250	245
Quest Diagnostics 6.750% due 07/12/06	20	21
RBS Capital Trust I (ƒ) 5.512% due 09/29/49	350	357
Reed Elsevier Capital, Inc. 6.750% due 08/01/11	60	67
Sara Lee Corp. 6.250% due 09/15/11	60	66
SBC Communications, Inc. 5.750% due 05/02/06	60	61
Sempra Energy 7.950% due 03/01/10	80	91
Simon Property Group, LP 6.375% due 11/15/07	120	126
7.125% due 02/09/09	20	22
SLM Corp. 5.125% due 08/27/12	50	51
Series MTNA 5.625% due 04/10/07	55	57
5.000% due 10/01/13	100	100
Southern Co. Capital Funding, Inc. Series A 5.300% due 02/01/07	100	103

	Principal Amount ($) or Shares	Market Value $
Southwest Airlines Co. 5.125% due 03/01/17	150	144
Sprint Capital Corp. 6.375% due 05/01/09	90	96
7.625% due 01/30/11	59	67
8.375% due 03/15/12	250	299
St. Paul Travelers Cos., Inc. (The) 5.750% due 03/15/07	50	52
Suntrust Bank Series BKNT 6.375% due 04/01/11	100	109
Tampa Electric Co. 6.375% due 08/15/12	90	98
Target Corp. 7.500% due 08/15/10	150	172
5.875% due 03/01/12	100	108
Textron Financial Corp. 5.875% due 06/01/07	40	42
6.000% due 11/20/09	50	53
Time Warner, Inc. 6.875% due 05/01/12	200	224
Toyota Motor Credit Corp. 5.500% due 12/15/08	100	104
Travelers Property Casualty Corp. 3.750% due 03/15/08	50	49
TXU Electric Delivery Co. 6.375% due 05/01/12	25	27
UFJ Bank, Ltd. 7.400% due 06/15/11	120	136
Unilever Capital Corp. 7.125% due 11/01/10	75	85
Union Oil Co. of California 5.050% due 10/01/12	50	51
Union Pacific Corp. 5.750% due 10/15/07	200	207
Union Planters Bank NA 5.125% due 06/15/07	50	51
United Technologies Corp. 6.100% due 05/15/12	90	98
US Bancorp Series MTNN 5.100% due 07/15/07	20	20
UST, Inc. 6.625% due 07/15/12	50	55
USX Corp. 6.850% due 03/01/08	20	21
Valero Energy Corp. 6.875% due 04/15/12	100	113
Verizon 6.500% due 09/15/11	50	54

Intermediate Fund

30

SSgA
Intermediate Fund

Schedule of Investments, continued - February 28, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Verizon Global Funding Corp. 6.875% due 06/15/12	65	73
7.375% due 09/01/12	50	58
4.375% due 06/01/13	400	387
Series * 6.125% due 06/15/07	100	105
Verizon Wireless Capital LLC 5.375% due 12/15/06	100	102
Virginia Electric and Power Co. Series A 4.750% due 03/01/13	50	50
Vornado Realty, LP 5.625% due 06/15/07	20	21
Wachovia Bank NA Series BKNT 7.800% due 08/18/10	175	202
Wachovia Corp. 4.950% due 11/01/06	200	204
6.400% due 04/01/08	20	21
5.625% due 12/15/08	35	37
Wal-Mart Stores, Inc. 5.450% due 08/01/06	86	88
6.875% due 08/10/09	300	331
Washington Mutual Bank FA 5.125% due 01/15/15	100	100
Washington Mutual, Inc. 5.625% due 01/15/07	150	154
8.250% due 04/01/10	30	34
Waste Management, Inc. 7.375% due 08/01/10	125	141
WellPoint Health Networks 6.375% due 01/15/12	30	33
Wells Fargo Bank NA 6.450% due 02/01/11	535	587
Weyerhaeuser Co. 6.125% due 03/15/07	99	103
Wisconsin Energy Corp. 6.500% due 04/01/11	59	65
Wyeth 6.950% due 03/15/11	150	167
		37,160
International Debt - 9.5%
ACE, Ltd. 6.000% due 04/01/07	100	103
Alcan, Inc. 4.875% due 09/15/12	10	10
4.500% due 05/15/13	50	49
Amvescap PLC 5.900% due 01/15/07	42	43

	Principal Amount ($) or Shares	Market Value $
Anadarko Finance Co. Series B 6.750% due 05/01/11	50	56
ARMS II (Ê) Series 2004-G3 Class A1A 2.820% due 01/10/35	1,878	1,883
Asian Development Bank 4.875% due 02/05/07	250	255
Bank of Tokyo-Mitsubishi, Ltd. (The) 8.400% due 04/15/10	90	105
BHP Finance USA, Ltd. 8.500% due 12/01/12	26	32
Burlington Resources Finance Co. 5.600% due 12/01/06	75	77
Canada Government International Bond 6.750% due 08/28/06	175	183
Canadian National Railway Co. 4.400% due 03/15/13	50	48
Canadian Natural Resources, Ltd. 5.450% due 10/01/12	55	57
Central American Bank for Economic Integration (l) 4.875% due 01/15/12	250	247
ChevronTexaco Capital Co. 3.500% due 09/17/07	100	99
Chile Government International Bond 5.625% due 07/23/07	50	52
6.875% due 04/28/09	100	109
Conoco Funding Co. 5.450% due 10/15/06	190	195
Deutsche Telekom International Finance BV 3.875% due 07/22/08	75	74
8.500% due 06/15/10	10	12
5.250% due 07/22/13	250	255
Diageo Capital PLC 3.500% due 11/19/07	15	15
3.375% due 03/20/08	30	29
7.250% due 11/01/09	100	112
European Investment Bank 4.625% due 03/01/07	650	660
3.000% due 06/16/08	100	97
Series GLOB 3.125% due 10/15/07	250	245
Falconbridge, Ltd. 7.350% due 06/05/12	16	18
Finland Government International Bond 4.750% due 03/06/07	115	117
France Telecom SA 7.950% due 03/01/06	200	207
Hanson Australia Funding, Ltd. 5.250% due 03/15/13	100	101

Intermediate Fund

31

SSgA
Intermediate Fund

Schedule of Investments, continued - February 28, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Hellenic Republic Government International Bond 6.950% due 03/04/08	20	22
HSBC Holdings PLC 7.500% due 07/15/09	150	168
Hydro Quebec Series IF 8.000% due 02/01/13	85	104
Instituto de Credito Oficial 4.625% due 11/29/06	95	96
Inter-American Development Bank 6.625% due 03/07/07	125	132
4.375% due 09/20/12	20	20
International Bank for Reconstruction & Development 4.375% due 09/28/06	400	405
International Finance Corp. 4.750% due 04/30/07	100	102
Israel Government International Bond 4.625% due 06/15/13	240	230
Italy Government International Bond 4.375% due 10/25/06	400	403
5.625% due 06/15/12	525	561
Korea Development Bank 5.250% due 11/16/06	150	153
4.250% due 11/13/07	15	15
Kowloon Canton Railway Corp. 8.000% due 03/15/10	90	104
Landwirtschaftliche Rentenbank Series 4 3.375% due 11/15/07	150	147
Malaysia Government International Bond 7.500% due 07/15/11	110	126
Mexico Government International Bond 9.875% due 01/15/07	100	111
4.625% due 10/08/08	50	50
9.875% due 02/01/10	190	231
8.375% due 01/14/11	205	239
7.500% due 01/14/12	50	56
5.875% due 01/15/14	250	255
MTR Corp. 7.500% due 02/04/09	60	67
National Australia Bank, Ltd. 6.600% due 12/10/07	36	38
National Westminster Bank PLC 7.375% due 10/01/09	80	89
Oesterreichische Kontrollbank AG 5.125% due 03/20/07	125	128
2.375% due 06/16/08	50	48
Ontario Electricity Financial Corp. 6.100% due 01/30/08	70	74

	Principal Amount ($) or Shares	Market Value $
Poland Government International Bond 6.250% due 07/03/12	50	55
Potash Corp. of Saskatchewan 7.125% due 06/15/07	5	5
Province of British Columbia 4.625% due 10/03/06	60	61
Province of Manitoba Canada 4.250% due 11/20/06	65	66
Province of New Brunswick 3.500% due 10/23/07	50	49
Province of Quebec 7.000% due 01/30/07	100	106
5.750% due 02/15/09	100	106
Quebecor World Capital Corp. 6.125% due 11/15/13	50	51
Rio Tinto Finance USA, Ltd. 2.625% due 09/30/08	30	28
Royal KPN NV 8.000% due 10/01/10	100	116
Russia Government International Bond (l) 5.000% due 03/31/30	100	105
Santander Central Hispano Issuances, Ltd. 7.625% due 09/14/10	110	126
SMBC International Finance NV 8.500% due 06/15/09	60	69
South Africa Government International Bond 7.375% due 04/25/12	115	131
Stora Enso OYJ 7.375% due 05/15/11	5	6
Telecom Italia Capital SA (l) 4.000% due 01/15/10	100	97
4.950% due 09/30/14	200	196
Telefonica Europe BV 7.750% due 09/15/10	150	173
Thomson Corp. (The) 6.200% due 01/05/12	100	109
TransCanada Pipelines, Ltd. 4.000% due 06/15/13	50	47
Tyco International Group SA 6.000% due 11/15/13	250	268
XL Capital Europe PLC 6.500% due 01/15/12	26	28
		11,717
Mortgage-Backed Securities - 14.1%
Banc of America Large Loan (Ê)(l) Series 2003-BBA2 Class A2 2.790% due 11/15/15	1,000	1,001

Intermediate Fund

32

SSgA
Intermediate Fund

Schedule of Investments, continued - February 28, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Bank of America Mortgage Securities (Ê) Series 2005-B Class 2A1 4.428% due 03/25/35	500	497
Bear Stearns Commercial Mortgage Securities Series 2001-TOP2 Class A2 6.480% due 02/15/35	330	361
Series 2002-TOP6 Class A2 6.460% due 10/15/36	315	347
Series 2002-TOP6 Class X2 Interest Only STRIP 0.877% due 10/15/36 (l)(Ê)	5,666	105
Series 2004-PWR5 Class A5 4.978% due 07/11/42	1,000	1,004
Series 2004-T14 Class A4 5.200% due 01/12/41	750	767
COMM Series 1999-1 Class A1 6.145% due 05/15/32	193	197
Commercial Mortgage Acceptance Corp. Series 1999-C1 Class A2 7.030% due 06/15/31	712	780
CS First Boston Mortgage Securities Corp. Series 2001-CK1 Class A3 6.380% due 12/16/35	500	542
First Union National Bank Commercial Mortgage Series 2001-C4 Class A2 6.223% due 12/12/33	315	343
GE Capital Commercial Mortgage Corp. Series 2002-1A Class A2 5.994% due 12/10/35	1,000	1,059
GMAC Commercial Mortgage Securities, Inc. Series 2001-C1 Class A2 6.465% due 04/15/34	500	547
Heller Financial Commercial Mortgage Asset Series 1999-PH1 Class A1 6.500% due 05/15/31	373	385
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2001-CIBC Class A3 6.260% due 03/15/33	300	325
Series 2004-C1 Class A2 4.302% due 01/15/38	500	490
Series 2004-CB8 Class A4 4.404% due 01/12/39	750	723
Series 2004-FL1A Class A1 2.271% due 04/16/19 (Ê)(l)	1,987	1,989

	Principal Amount ($) or Shares	Market Value $
LB-UBS Commercial Mortgage Trust Series 2004-C2 Class A2 3.246% due 03/15/29	750	721
Series 2005-C1 Class A2 4.310% due 02/15/30	1,000	991
Morgan Stanley Capital I Series 2004-IQ8 Class A5 5.110% due 06/15/40	1,000	1,014
Morgan Stanley Dean Witter Capital I Series 2001-TOP5 Class A2 5.900% due 10/15/35	1,000	1,039
Nomura Asset Securities Corp. Series 1998-D6 Class A1B 6.590% due 03/15/30	20	21
Structured Asset Securities Corp. Series 2005-4XS Class 3A3 4.470% due 03/25/35	660	660
Series 2005-4XS Class 3A4 4.790% due 03/25/35	181	181
Wachovia Bank Commercial Mortgage Trust Series 2004-C10 Class A4 4.748% due 02/15/41	500	495
Series 2004-C11 Class A2 4.260% due 01/15/41	400	398
Wells Fargo Mortgage Backed Securities Trust (Ê) Series 2005-AR2 Class 2A1 4.570% due 03/25/35	500	499
		17,481
United States Government Agencies - 9.2%
Fannie Mae 4.250% due 07/15/07	1,750	1,765
2.500% due 06/15/08	1,500	1,429
3.250% due 08/15/08	1,000	973
7.250% due 01/15/10	1,000	1,128
6.000% due 05/15/11	1,490	1,616
4.375% due 03/15/13	1,000	988
Freddie Mac 3.500% due 09/15/07	1,500	1,488
3.250% due 11/02/07	1,000	984
2.750% due 03/15/08	1,000	965
		11,336
United States Government Treasuries - 28.8%
United States Treasury Inflation Indexed Bonds 3.375% due 01/15/07	961	1,010
3.625% due 01/15/08	2,356	2,543
3.875% due 01/15/09	2,600	2,882

Intermediate Fund

33

SSgA
Intermediate Fund

Schedule of Investments, continued - February 28, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
2.000% due 07/15/14	1,212	1,247
2.375% due 01/15/25	2,524	2,700
United States Treasury Notes 3.125% due 01/31/07	295	293
3.000% due 11/15/07	10,180	9,995
3.500% due 12/15/09	250	245
3.625% due 01/15/10	11,650	11,453
4.750% due 05/15/14	300	309
4.250% due 11/15/14	2,000	1,981
4.000% due 02/15/15	1,000	971
		35,629
Total Long-Term Investments (cost $133,517)		134,272
	Notional Amount $
Options Purchased - 0.0% (Number of Contracts)
United States Treasury Notes 10 Year Futures Mar 2005 114.00 Call (80)	9,120	1
Total Options Purchased (cost $8)		1
	Principal Amount ($) or Shares
Short-Term Investments - 12.8%
CRC Funding LLC (ç)(ÿ) 2.610% due 03/01/05	2,000	2,000
Fairway Finance Corp. (ç)(ÿ) 2.500% due 03/01/05	5,000	5,000
Fannie Mae (Ê) 2.610% due 02/24/06	1,500	1,492
Federated Investors Prime Cash Obligation Fund	4,046,139	4,046
GIRO Balanced Funding (ç)(ÿ) 2.620% due 03/01/05	3,090	3,090

	Principal Amount ($) or Shares	Market Value $
United States Treasury Bills (ç)(ÿ)(§) 2.218% due 03/24/05	150	150
2.244% due 03/24/05	100	100
Total Short-Term Investments (cost $15,886)		15,878
Total Investments - 121.3% (identified cost $149,411)		150,151
Other Assets and Liabilities Net - (21.3%)		(26,317)
Net Assets - 100.0%		123,834

See accompanying notes which are an integral part of the financial statements.

Intermediate Fund

34

SSgA
Intermediate Fund

Schedule of Investments, continued - February 28, 2005 (Unaudited)

Amounts in thousands

Futures Contracts (Number of Contracts)	Notional Amount $	Unrealized Appreciation (Depreciation) $
Long Positions
United States Treasury 2 Year Notes expiration date 03/05 (95)	19,779	(89)
Short Positions
United States Treasury 5 Year Notes expiration date 03/05 (127)	13,732	89
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts		-

Portfolio Summary	% of Net Assets
Asset-Backed Securities	16.9
Corporate Bonds and Notes	30.0
International Debt	9.5
Mortgage-Backed Securities	14.1
United States Government Agencies	9.2
United States Government Treasuries	28.8
Options Purchased	-	*
Short-Term Investments	12.8
Total Investments	121.3
Other Assets and Liabilities, Net	(21.3)
Net Assets	100.0
Futures Contracts	-	*

* Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

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35

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SSgA

High Yield Bond Fund

Shareholder Expense Example - February 28, 2005 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; including redemption fees; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this fund is from September 1, 2004 to February 28, 2005.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Redemption of shares of the Fund executed within 60 days of the date of purchase will be subject to a redemption fee equal to 2% of the amount redeemed. The fee is not included in the table below. If it was, the estimate of expenses paid during the period would be higher, and the ending amount value lower.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2004	$1,000.00	$1,000.00
Ending Account Value February 28, 2005	$1,064.46	$1,021.68
Expenses Paid During Period *	$3.43	$3.36

* Expenses are equal to the Fund's annualized expense ratio of .67%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

High Yield Bond Fund

37

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SSgA
High Yield Bond Fund

Schedule of Investments - February 28, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Long-Term Investments - 93.8%
Corporate Bonds and Notes - 87.0%
Advanstar Communications, Inc. 10.750% due 08/15/10	595	674
AES Corp. (The) 8.750% due 06/15/08	445	491
AES Ironwood LLC 8.857% due 11/30/25	643	732
Ahold Finance USA, Inc. 8.250% due 07/15/10	395	450
6.875% due 05/01/29	210	216
AK Steel Corp. 7.875% due 02/15/09	565	581
7.750% due 06/15/12	215	228
Allegheny Energy Supply (l) 8.250% due 04/15/12	370	422
Allied Waste North America 7.875% due 04/15/13	300	314
Series B 9.250% due 09/01/12	395	436
Amerada Hess Corp. 7.875% due 10/01/29	160	197
American Real Estate Partners, LP 8.125% due 06/01/12	465	493
7.125% due 02/15/13 (l)	100	101
Asbury Automotive Group, Inc. 8.000% due 03/15/14	660	681
Aztar Corp. 7.875% due 06/15/14	435	483
BE Aerospace, Inc. 8.500% due 10/01/10	310	346
Bear Creek Corp. (l) 9.000% due 03/01/13	325	333
Borden US Finance Corp. (l) 9.000% due 07/15/14	600	668
Bowater, Inc. (Ê) 5.490% due 03/15/10	385	398
Caesars Entertainment, Inc. 8.875% due 09/15/08	660	747
Calpine Corp. (l) 8.410% due 07/15/07 (Ê)	448	401
8.750% due 07/15/13	110	88
Carriage Services, Inc. (l) 7.875% due 01/15/15	410	429
Centerpoint Energy, Inc. Series B 6.850% due 06/01/15	330	366
Charter Communications Holdings LLC 8.625% due 04/01/09	465	380

	Principal Amount ($) or Shares	Market Value $
Chesapeake Energy Corp. 7.000% due 08/15/14	210	230
6.375% due 06/15/15 (l)	120	127
6.875% due 01/15/16	595	640
Church & Dwight Co., Inc. (l) 6.000% due 12/15/12	150	153
CMS Energy Corp. 9.875% due 10/15/07	615	687
Community Health Systems, Inc. (l) 6.500% due 12/15/12	450	453
Compass Minerals Group, Inc. 10.000% due 08/15/11	710	795
Coventry Health Care, Inc. (l) 6.125% due 01/15/15	460	475
Crown Cork & Seal Co., Inc. 8.000% due 04/15/23	615	626
Crum & Forster Holdings Corp. 10.375% due 06/15/13	465	528
CSC Holdings, Inc. Series B 7.625% due 04/01/11	995	1,106
Delhaize America, Inc. 8.125% due 04/15/11	490	564
Dex Media East LLC 12.125% due 11/15/12	413	500
Dex Media, Inc. 8.000% due 11/15/13	545	591
DirecTV Holdings LLC 8.375% due 03/15/13	800	904
Dole Food Co., Inc. 8.875% due 03/15/11	675	731
Domino's, Inc. 8.250% due 07/01/11	282	305
DR Horton, Inc. 8.500% due 04/15/12	735	815
Dresser-Rand Group, Inc. (l) 7.375% due 11/01/14	470	491
Echostar DBS Corp. 6.375% due 10/01/11	465	479
El Paso Production Holding Co. 7.750% due 06/01/13	620	665
Elizabeth Arden, Inc. 7.750% due 01/15/14	335	356
Emmis Operating Co. 6.875% due 05/15/12	405	414
Equistar Chemicals, LP 10.625% due 05/01/11	425	491
Exco Resources, Inc. 7.250% due 01/15/11	410	436
Felcor Lodging, LP 9.000% due 06/01/11	235	266

High Yield Bond Fund

39

SSgA
High Yield Bond Fund

Schedule of Investments, continued - February 28, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Fisher Scientific International (l) 6.750% due 08/15/14	315	332
Foundation Pennsylvania Coal Co. 7.250% due 08/01/14	415	440
FPL Energy National Wind Portfolio (l) 6.125% due 03/25/19	405	405
Friendly Ice Cream Corp. 8.375% due 06/15/12	650	629
Georgia-Pacific Corp. 9.375% due 02/01/13	1,285	1,485
Goodman Global Holding Co., Inc. (Ê)(l) 5.760% due 06/15/12	150	154
Gray Television, Inc. 9.250% due 12/15/11	345	383
Hanover Compressor Co. 8.625% due 12/15/10	115	125
Hanover Equipment Trust Series A 8.500% due 09/01/08	120	128
HCA Inc. 6.750% due 07/15/13	365	382
6.375% due 01/15/15	860	873
7.500% due 11/06/33	200	211
Holly Energy Partners, LP (l) 6.250% due 03/01/15	480	482
Hornbeck Offshore Services, Inc. (l) 6.125% due 12/01/14	615	618
Host Marriott, LP Series G 9.250% due 10/01/07	610	672
7.000% due 08/15/12 (l)	345	362
Houghton Mifflin Co. 9.875% due 02/01/13	365	386
Huntsman International Holdings LLC Zero Coupon due 12/31/09	50	29
Huntsman International LLC Series * 10.125% due 07/01/09	253	266
ISP Holdings, Inc. Series B 10.625% due 12/15/09	715	779
Jacuzzi Brands, Inc. 9.625% due 07/01/10	570	637
JC Penney Co., Inc. 7.125% due 11/15/23	270	301
John Q Hammons Hotels, LP Series B 8.875% due 05/15/12	715	796
Jostens IH Corp. (l) 7.625% due 10/01/12	320	330
KB Home 7.750% due 02/01/10	305	330

	Principal Amount ($) or Shares	Market Value $
Knowledge Learning Corp., Inc. (l) 7.750% due 02/01/15	345	347
L-3 Communications Corp. 6.125% due 07/15/13	700	723
Lucent Technologies, Inc. 6.450% due 03/15/29	400	381
Lyondell Chemical Co. 10.875% due 05/01/09	1,010	1,054
Magnum Hunter Resources, Inc. 9.600% due 03/15/12	488	556
Massey Energy Co. 6.625% due 11/15/10	545	568
MCI, Inc. 6.908% due 05/01/07	388	397
7.688% due 05/01/09	163	172
8.735% due 05/01/14	725	815
Meritage Homes Corp. 9.750% due 06/01/11	405	453
MGM Mirage 8.375% due 02/01/11	810	907
Midwest Generation LLC 8.560% due 01/02/16	1,185	1,326
Nalco Co. 8.875% due 11/15/13	305	337
Nevada Power Co. Series E 10.875% due 10/15/09	675	771
Newark Group, Inc. 9.750% due 03/15/14	490	512
Newfield Exploration Co. (l) 6.625% due 09/01/14	305	330
Nextel Communications, Inc. 6.875% due 10/31/13	405	437
7.375% due 08/01/15	915	1,001
Nextel Partners, Inc. 8.125% due 07/01/11	240	265
Nextmedia Operating, Inc. 10.750% due 07/01/11	485	540
Norcraft Cos., LP 9.000% due 11/01/11	450	484
NRG Energy, Inc. (l) 8.000% due 12/15/13	115	127
Owens-Brockway 8.250% due 05/15/13	330	363
Owens-Illinois, Inc. 7.500% due 05/15/10	715	758
Paxson Communications Corp. 10.750% due 07/15/08	430	452
Peabody Energy Corp. Series B 6.875% due 03/15/13	425	460

High Yield Bond Fund

40

SSgA
High Yield Bond Fund

Schedule of Investments, continued - February 28, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Pinnacle Entertainment, Inc. 8.250% due 03/15/12	400	427
PolyOne Corp. 10.625% due 05/15/10	650	741
PQ Corp. (l) 7.500% due 02/15/13	320	332
Primedia, Inc. 8.875% due 05/15/11	370	400
Province Healthcare Co. 7.500% due 06/01/13	425	474
Qwest Corp. (l) 7.875% due 09/01/11	310	339
Qwest Services Corp. (l) 13.500% due 12/15/10	785	932
Radio One, Inc. (l) 6.375% due 02/15/13	160	163
Rayovac Corp. 8.500% due 10/01/13	690	755
Reader's Digest Association, Inc. (The) 6.500% due 03/01/11	595	624
Reliant Energy, Inc. 9.500% due 07/15/13	465	523
Resorts International Hotel and Casino, Inc. 11.500% due 03/15/09	395	466
Rite Aid Corp. 9.500% due 02/15/11	525	570
Rockwood Specialties Group, Inc. (l) 7.500% due 11/15/14	380	401
Roseton/Danskammer Series B 7.670% due 11/08/16	480	451
Sanmina-SCI Corp. (l) 6.750% due 03/01/13	325	326
Scientific Games Corp. (l) 6.250% due 12/15/12	450	464
Sinclair Broadcast Group, Inc. 8.750% due 12/15/11	395	428
Smurfit-Stone Container Enterprises, Inc. 8.375% due 07/01/12	490	530
Sovereign Capital Trust 9.000% due 04/01/27	265	295
Station Casinos, Inc. 6.500% due 02/01/14	665	695
Stewart Enterprises, Inc. (l) 6.250% due 02/15/13	480	480
Tenet Healthcare Corp. (l) 9.875% due 07/01/14	175	186
9.250% due 02/01/15	605	620
Tenneco Automotive, Inc. (l) 8.625% due 11/15/14	605	644

	Principal Amount ($) or Shares	Market Value $
Terex Corp. Series B 10.375% due 04/01/11	335	374
Thornburg Mortgage, Inc. 8.000% due 05/15/13	470	498
Town Sports International 9.625% due 04/15/11	665	705
Transdigm, Inc. 8.375% due 07/15/11	490	521
TRW Automotive, Inc. 9.375% due 02/15/13	608	687
TXU Corp. (l) 6.550% due 11/15/34	320	326
UbiquiTel Operating Co. 9.875% due 03/01/11	410	463
UGS Corp. (l) 10.000% due 06/01/12	515	582
United Rentals North America, Inc. 7.750% due 11/15/13	760	762
United States Steel Corp. 9.750% due 05/15/10	462	527
Universal City Florida Holding Co. I/II (Ê)(l) 7.493% due 05/01/10	305	319
Valor Telecommunications Enterprises LLC (l) 7.750% due 02/15/15	435	451
Visteon Corp. 8.250% due 08/01/10	285	285
Warnaco, Inc. 8.875% due 06/15/13	710	783
Warner Chilcott Corp. (l) 8.750% due 02/01/15	305	317
Waterford Gaming LLC (l) 8.625% due 09/15/12	721	775
WCI Communities, Inc. 9.125% due 05/01/12	790	877
Western Financial Bank 9.625% due 05/15/12	430	486
Western Wireless Corp. 9.250% due 07/15/13	155	180
Williams Cos., Inc. 8.750% due 03/15/32	475	601
Wynn Las Vegas LLC (l) 6.625% due 12/01/14	460	459
Xerox Corp. 7.625% due 06/15/13	1,305	1,413
		75,211
International Debt - 6.8%
Abitibi-Consolidated, Inc. 7.750% due 06/15/11	520	536
8.500% due 08/01/29	425	412

High Yield Bond Fund

41

SSgA
High Yield Bond Fund

Schedule of Investments, continued - February 28, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Advertising Directory Solutions, Inc. (l) 9.250% due 11/15/12	475	502
CanWest Media, Inc. (l) 8.000% due 09/15/12	636	685
Crown European Holdings SA 9.500% due 03/01/11	405	456
Elan Finance PLC (l) 7.750% due 11/15/11	305	271
Intrawest Corp. 7.500% due 10/15/13	810	860
JSG Funding PLC 9.625% due 10/01/12	725	803
Novelis, Inc. (l) 7.250% due 02/15/15	480	497
Rogers Cable, Inc. 6.750% due 03/15/15	280	292
Rogers Wireless Communications, Inc. 7.250% due 12/15/12	530	574
		5,888
Total Long-Term Investments (cost $77,062)		81,099
Warrants & Rights - 0.0%
Consumer Discretionary - 0.0%
XM Satellite Radio Holdings, Inc. 2010 Warrants (Æ)(l)	500	35
Total Warrants & Rights (cost $101)		35
Short-Term Investments - 4.2%
American AAdvantage Money Market Fund	906,092	906
Federated Investors Prime Cash Obligation Fund	2,675,538	2,676
Total Short-Term Investments (cost $3,582)		3,582
Total Investments - 98.0% (identified cost $80,745)		84,716
Other Assets and Liabilities Net - 2.0%		1,763
Net Assets - 100.0%		86,479

Portfolio Summary	% of Net Assets
Corporate Bonds and Notes	87.0
International Debt	6.8
Warrants & Rights	-	*
Short-Term Investments	4.2
Total Investments	98.0
Other Assets and Liabilities, Net	2.0
Net Assets	100.0

* Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

High Yield Bond Fund

42

SSgA

Fixed Income Funds

Notes to Schedules of Investments - February 28, 2005 (Unaudited)

Footnotes:

(Æ)  Nonincome-producing security.

(ö)  Real Estate Investment Trust (REIT).

(§)  Held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.

(å)  Currency balances were held in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund. See Note 2.

(ÿ)  Rate noted is yield-to-maturity from date of acquisition.

(ç)  Fair value is at amortized cost, which approximates market.

(Ê)  Adjustable or floating rate security. Rate shown reflects rate in effect at period end.

(Ï)  Forward commitment.

(ƒ)  Perpetual floating rate security.

(µ)  Bond is insured by a guarantor.

(Ú)  This security has been fair valued in accordance with Board approved pricing policies. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized.

(æ)  Pre-refunded: These bonds are collateralized by US Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date. The rate noted is for descriptive purposes; effective yield may vary.

(Ø)  In default.

(ß)  Illiquid security.

(Ñ)  All or a portion of the shares of this security are on loan.

(l)  Restricted security (144A). Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.

Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

ADS - American Depositary Share

CMO - Collateralized Mortgage Obligation

CVO - Contingent Value Obligation

144A - Represents private placement security for qualified buyers according to rule 144A of the Securities Act of 1933.

GDS - Global Depositary Share

LIBOR - London Interbank Offered Rate

PIK - Payment in Kind

FDIC - Federal Deposit Insurance Company

REMIC - Real Estate Mortgage Investment Conduit

STRIP - Separate Trading of Registered Interest and Principal of Securities

TBA - To Be Announced Security

Notes to Schedules of Investments

43

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SSgA
Fixed Income Funds

Statement of Assets and Liabilities - February 28, 2005 (Unaudited)

	Yield Plus Fund	Bond Market Fund	Intermediate Fund	High Yield Bond Fund
Assets
Investments, at identified cost	$234,545	$283,570	$149,411	$80,745
Investments, at market	235,168	286,376	150,151	84,716
Receivables:
Dividends and interest	558	1,836	1,200	1,598
Investments sold	-	66,345	21,691	1,312
Fund shares sold	347	378	93	70
From Advisor	-	22	322	-
Daily variation margin on futures contracts	-	71	31	-
Prepaid expenses	6	10	2	15
Total assets	236,079	355,038	173,490	87,711
Liabilities
Payables:
Investments purchased	-	111,485	49,012	942
Fund shares redeemed	-	33	240	181
Accrued fees to affiliates	121	99	368	64
Other accrued expenses	60	32	36	45
Dividends	472	-	-	-
Total liabilities	653	111,649	49,656	1,232
Net Assets	$235,426	$243,389	$123,834	$86,479
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(80)	$602	$511	$854
Accumulated net realized gain (loss)	(4,393)	2,429	(66)	(561)
Unrealized appreciation (depreciation) on:
Investments	623	2,806	740	3,971
Futures contracts	-	27	-	-
Shares of beneficial interest	24	24	12	10
Additional paid-in capital	239,252	237,501	122,637	82,205
Net Assets	$235,426	$243,389	$123,834	$86,479
Net Asset Value, offering and redemption price per share:
Net asset value per share: Institutional Class*	$9.96	$10.11	$9.91	$8.97
Net assets	$235,425,597	$243,378,605	$123,834,301	$86,479,163
Shares outstanding ($.001 par value)	23,638,310	24,083,029	12,498,241	9,638,318
Net asset value per share: Class R*	$-	$10.10	$-	$-
Net assets	$-	$10,098	$-	$-
Shares outstanding ($.001 par value)	-	1,000	-	-

* Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Statement of Assets and Liabilities

45

SSgA
Fixed Income Funds

Statement of Operations - For the Period Ended February 28, 2005 (Unaudited)

	Yield Plus Fund	Bond Market Fund	Intermediate Fund	High Yield Bond Fund
Investment Income
Dividends	$83	$31	$13	$45
Interest	3,381	6,921	2,309	4,236
Total investment income	3,464	6,952	2,322	4,281
Expenses
Advisory fees	348	484	523	175
Administrative fees	59	66	35	33
Custodian fees	34	110	68	33
Distribution fees	156	50	51	38
Transfer agent fees	26	35	21	24
Professional fees	15	15	13	13
Registration fees	13	15	8	10
Shareholder servicing fees	112	62	51	46
Trustees' fees	8	9	7	7
Insurance fees	2	2	1	1
Printing fees	14	10	10	10
Miscellaneous	3	3	2	4
Expenses before reductions	790	861	790	394
Expense reductions	(1)	(54)	(398)	(4)
Net expenses	789	807	392	390
Net investment income (loss)	2,675	6,145	1,930	3,891
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	61	4,425	501	2,699
Futures contracts	-	(201)	510	-
Options written	-	43	30	-
Net realized gain (loss)	61	4,267	1,041	2,699
Net change in unrealized appreciation (depreciation) on:
Investments	8	(5,759)	(2,020)	565
Futures contracts	-	(102)	(607)	-
Options written	-	-	-	-
Net change in unrealized appreciation (depreciation)	8	(5,861)	(2,627)	565
Net realized and unrealized gain (loss)	69	(1,594)	(1,586)	3,264
Net Increase (Decrease) in Net Assets from Operations	$2,744	$4,551	$344	$7,155

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

46

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SSgA
Fixed Income Funds

Statement of Changes in Net Assets

	Yield Plus Fund		Bond Market Fund
	Six Months Ended February 28, 2005 (Unaudited)	Fiscal Year Ended August 31, 2004	Six Months Ended February 28, 2005 (Unaudited)	Fiscal Year Ended August 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,675	$3,028	$6,145	$11,471
Net realized gain (loss)	61	252	4,267	3,725
Net change in unrealized appreciation (depreciation)	8	101	(5,861)	4,390
Net increase (decrease) in net assets from operations	2,744	3,381	4,551	19,586
Distributions
From net investment income	(2,720)	(3,015)	(9,259)	(9,628)
From net realized gain	-	-	(4,514)	(4,715)
Net decrease in net assets from distributions	(2,720)	(3,015)	(13,773)	(14,343)
Share Transactions
Net increase (decrease) in net assets from share transactions	(82,885)	42,705	(78,889)	(11,716)
Total Net Increase (Decrease) in Net Assets	(82,861)	43,071	(88,111)	(6,473)
Net Assets
Beginning of period	318,287	275,216	331,500	337,973
End of period	$235,426	$318,287	$243,389	$331,500
Undistributed (overdistributed) net investment income included in net assets	$(80)	$(35)	$602	$3,716

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

48

	Intermediate Fund		High Yield Bond Fund
	Six Months Ended February 28, 2005 (Unaudited)	Fiscal Year Ended August 31, 2004	Six Months Ended February 28, 2005 (Unaudited)	Fiscal Year Ended August 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,930	$3,852	$3,891	$9,533
Net realized gain (loss)	1,041	1,392	2,699	3,194
Net change in unrealized appreciation (depreciation)	(2,627)	1,383	565	2,388
Net increase (decrease) in net assets from operations	344	6,627	7,155	15,115
Distributions
From net investment income	(1,943)	(3,989)	(4,722)	(9,772)
From net realized gain	(2,081)	(899)	-	-
Net decrease in net assets from distributions	(4,024)	(4,888)	(4,722)	(9,772)
Share Transactions
Net increase (decrease) in net assets from share transactions	(10,987)	(602)	(36,694)	(25,376)
Total Net Increase (Decrease) in Net Assets	(14,667)	1,137	(34,261)	(20,033)
Net Assets
Beginning of period	138,501	137,364	120,740	140,773
End of period	$123,834	$138,501	$86,479	$120,740
Undistributed (overdistributed) net investment income included in net assets	$511	$524	$854	$1,685

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

49

SSgA
Fixed Income Funds

Financial Highlights - For the Periods Ended

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)	$ Net Realized and Unrealized Gain (Loss)	$ Total Income from Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Total Distributions
Yield Plus Fund
February 28, 2005*	9.96	.09	.01	.10	(.10)	-	(.10)
August 31, 2004	9.94	.11	.02	.13	(.11)	-	(.11)
August 31, 2003	9.92	.12	.01	.13	(.11)	-	(.11)
August 31, 2002 (1)	9.96	.21	(.05)	.16	(.20)	-	(.20)
August 31, 2001	9.92	.51	.06	.57	(.53)	-	(.53)
August 31, 2000	9.90	.59	.01	.60	(.58)	-	(.58)
Bond Market Fund
Institutional Class
February 28, 2005*	10.41	.19	(.07)	.12	(.28)	(.14)	(.42)
August 31, 2004	10.26	.37	.24	.61	(.31)	(.15)	(.46)
August 31, 2003	10.42	.36	.02	.38	(.35)	(.19)	(.54)
August 31, 2002 (1)	10.16	.48	.28	.76	(.50)	-	(.50)
August 31, 2001	9.70	.57	.54	1.11	(.65)	-	(.65)
August 31, 2000	9.63	.58	.06	.64	(.57)	-	(.57)
Class R
February 28, 2005*	10.41	.20	(.09)	.11	(.28)	(.14)	(.42)
August 31, 2004 (2)	10.07	.15	.27	.42	(.08)	-	(.08)
Intermediate Fund
February 28, 2005*	10.19	.15	(.13)	.02	(.15)	(.15)	(.30)
August 31, 2004	10.08	.29	.20	.49	(.31)	(.07)	(.38)
August 31, 2003	10.13	.32	.09	.41	(.33)	(.13)	(.46)
August 31, 2002 (1)	10.02	.41	.26	.67	(.43)	(.13)	(.56)
August 31, 2001	9.52	.53	.56	1.09	(.59)	-	(.59)
August 31, 2000	9.51	.55	.01	.56	(.54)	(.01)	(.55)
High Yield Bond Fund
February 28, 2005*	8.76	.29	.26	.55	(.34)	-	(.34)
August 31, 2004	8.44	.62	.33	.95	(.63)	-	(.63)
August 31, 2003	7.85	.60	.54	1.14	(.55)	-	(.55)
August 31, 2002	8.75	.70	(.90)	(.20)	(.70)	-	(.70)
August 31, 2001	10.14	.92	(1.30)	(.38)	(1.01)	-	(1.01)
August 31, 2000	10.32	.96	(.21)	.75	(.93)	-	(.93)

* For the six months ended February 28, 2005 (Unaudited).
(1) As required, effective September 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies. Paydowns on mortgage and asset backed securities which were included in realized gain/loss on investment transactions prior to September 1, 2001 are included as interest income. The effect of this change for the Bond Market Fund for the year ended August 31, 2002 was to decrease net investment income per share by $.02, increase the net realized and net unrealized gains and losses per share by $.02 and decrease the ratio of net investment income to average net assets from 4.72% to 4.53%. The effect of this change for the Yield Plus and Intermediate Funds for the year ended August 31, 2002 amounted to less than $.005 per share on net investment income and net realized and net unrealized gains and losses. The ratio of net investment income to average net assets was not materially affected. Per share ratios and supplemental data for the Yield Plus, Bond Market and Intermediate Funds for periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
(2) For the period May 14, 2004 (commencement of sale) to August 31, 2004.
(a) Average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.
(d) May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements. The custody credit arrangements had an impact of less than .005% per share.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

50

	$ Net Asset Value, End of Period	% Total Return(b)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(c)(d)	% Ratio of Expenses to Average Net Assets, Gross(c)	% Ratio of Net Investment Income to Average Net Assets(c)(d)	% Portfolio Turnover Rate(b)
Yield Plus Fund
February 28, 2005*	9.96	.98	235,426	.57	.57	1.92	1.41
August 31, 2004	9.96	1.28	318,287	.57	.57	1.08	31.84
August 31, 2003	9.94	1.39	275,216	.58	.58	1.18	70.70
August 31, 2002 (1)	9.92	1.80	264,651	.53	.53	2.17	80.03
August 31, 2001	9.96	5.86	260,088	.48	.48	5.31	86.19
August 31, 2000	9.92	6.28	494,376	.42	.42	5.90	162.12
Bond Market Fund
Institutional Class
February 28, 2005*	10.11	1.19	243,379	.50	.53	3.81	194.62
August 31, 2004	10.41	6.11	331,490	.50	.53	3.55	573.61
August 31, 2003	10.26	3.79	337,973	.50	.52	3.46	649.90
August 31, 2002 (1)	10.42	7.76	287,276	.49	.49	4.71	532.00
August 31, 2001	10.16	11.87	287,341	.46	.46	5.75	388.98
August 31, 2000	9.70	6.92	325,627	.48	.48	6.09	248.34
Class R
February 28, 2005*	10.10	1.12	10	.46	.49	3.87	194.62
August 31, 2004 (2)	10.41	4.18	10	.45	.48	5.00	573.61
Intermediate Fund
February 28, 2005*	9.91	0.23	123,834	.60	1.21	2.95	250.17
August 31, 2004	10.19	4.93	138,501	.60	1.23	2.92	197.27
August 31, 2003	10.08	4.11	137,364	.60	1.18	3.17	146.13
August 31, 2002 (1)	10.13	6.94	102,352	.60	1.18	4.09	620.02
August 31, 2001	10.02	11.90	80,361	.60	1.22	5.44	345.31
August 31, 2000	9.52	6.12	66,621	.60	1.18	5.85	225.31
High Yield Bond Fund
February 28, 2005*	8.97	6.45	86,479	.67	.68	6.66	70.03
August 31, 2004	8.76	11.64	120,740	.63	.63	7.07	151.82
August 31, 2003	8.44	15.18	140,773	.70	.70	7.39	148.72
August 31, 2002	7.85	(2.50)	99,327	.75	.75	8.83	149.45
August 31, 2001	8.75	(3.80)	44,647	.71	.73	9.90	217.68
August 31, 2000	10.14	7.67	53,689	.68	.69	9.56	164.01

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

51

SSgA

Fixed Income Funds

Notes to Financial Statements - February 28, 2005 (Unaudited)

1.  Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 26 investment portfolios, referred to as "the Funds," which are in operation as of February 28, 2005. These financial statements report on four funds, the SSgA Yield Plus Fund, SSgA Bond Market Fund, SSgA Intermediate Fund and SSgA High Yield Bond Fund, each of which has distinct investment objectives and strategies. Each fund is a no-load, diversified open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value. Effective July 31, 2003 the Funds began offering Class R shares. Each share class has different distribution and shareholder servicing fee arrangements. Class R shares of the SSgA Funds may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the SSgA Funds to offer shares. The third party may be a retirement plan administrator, bank, broker or advisor.

2.  Significant Accounting Policies

The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

Debt securities listed and traded principally on any national securities exchange are valued at the evaluated bid price or, if there were no sales on that day, at the last reported bid price, on the primary exchange on which the security is traded. Over-the-counter fixed-income securities and options are valued on the basis of the last sale price. Exchange listed futures contracts will be priced at the settlement price and options on futures will be priced at their last sale price on which they principally trade. If there were no sales, futures are valued at the last reported bid price. Investments in other mutual funds are valued at their net asset value per share. Many fixed-income securities do not trade each day, and thus last sale or bid prices are frequently not available. Accordingly, fixed-income securities may be valued using prices provided by a pricing service approved by the Board of Trustees when such prices are believed to reflect the market value of such securities.

Short-Term instruments purchased by the Funds and maturing within 60 days at the time of purchase are valued at "amortized cost" unless the Board of Trustees determines that amortized cost does not represent fair value.

Money market instruments maturing within 60 days of the valuation date are valued at "amortized cost".

The Funds may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees. Certain securities, as of February 28, 2005, were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were actually purchased or sold in an arm's length transaction.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

Investment Income

Dividend income is recorded on the ex-dividend date and interest income is recorded daily on the accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method.

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

Notes to Financial Statements

52

SSgA
Fixed Income Funds

Notes to Financial Statements, continued - February 28, 2005 (Unaudited)

It is each Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires each Fund to distribute substantially all of its taxable income. Therefore, the Funds paid no federal income taxes and no federal income tax provision was required.

At August 31, 2004, the following Funds had net tax basis capital loss carryovers, which may be applied against any realized net taxable gains in each succeeding year or until their expiration dates, whichever occurs first:

	Expiration year
	08/31/2007	08/31/2008	08/31/2009	08/31/2010	08/31/2011
Yield Plus	$1,891,303	$80,342	$2,135,735	$-	$519,218
High Yield Bond	-	-	-	2,908,229	220,123

As of February 28, 2005, the Funds aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are:

	Yield Plus	Bond Market	Intermediate	High Yield Bond
Cost of Investments for Tax Purposes	$234,545,793	$283,850,526	$149,693,813	$80,805,713
Gross Tax Unrealized Appreciation	722,887	3,611,510	1,142,251	4,217,051
Gross Tax Unrealized Depreciation	(100,538)	(1,085,892)	(685,242)	(306,531)
Net Tax Unrealized Appreciation (Depreciation)	$622,349	$2,525,618	$457,009	$3,910,520

Dividends and Distributions to Shareholders

The Yield Plus Fund declares and records dividends on net investment income daily and pays them monthly. Income dividends for the Bond Market Fund, Intermediate Fund and the High Yield Bond Fund are generally declared quarterly and are recorded on the ex-dividend date. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations which may differ from net investment income and realized gains recognized for financial reporting purposes ("GAAP"). These differences relate primarily to investments in futures, options, losses deferred due to wash sales and straddles, and capital loss carryforwards. Permanent differences between book and tax accounting are reclassified to paid in capital. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their net asset value.

Expenses

Most expenses can be directly attributed to each Fund. Expenses of the Investment Company which cannot be directly attributed are allocated among all funds based principally on their relative net assets.

The Bond Market Fund offers Class R Shares. All share classes have identified voting, dividend, liquidation and other rights and the same terms and conditions. The separate classes of shares differ principally in the applicable distribution fees and shareholder servicing fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), net investment income, and expenses with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Redemption Fees

To discourage short-term trading, redemptions (including exchanges) of shares of the High Yield Bond Fund executed within 60 days of the date of purchase will be subject to a redemption fee equal to 2% of the amount redeemed. All redemption fees will be paid directly to the applicable fund. Redemption of shares acquired as a result of reinvesting distributions are not subject to the redemption fee. As of the period ended February 28, 2005, the High Yield Bond Fund earned $1,606 in redemption fees. Shares of the High Yield Bond Fund held by the SSgA Life Solutions Funds are not subject to the redemption fee.

Notes to Financial Statements

53

SSgA
Fixed Income Funds

Notes to Financial Statements, continued - February 28, 2005 (Unaudited)

Forward Commitments/Mortgage Dollar Rolls

The Bond Market Fund, Intermediate Fund, and High Yield Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time (not to exceed 120 days) (i.e., a "forward commitment" or "delayed settlement" transaction, e.g., to be announced ("TBA")) consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. The Funds may enter into mortgage dollar rolls (principally in TBA's) in which a fund sells a mortgage security and simultaneously contracts to repurchase a substantially similar mortgage security on a specified future date. During the roll period, the Fund foregoes principal and interest paid on the mortgage security. The Fund is compensated by the difference between the current sales price and the lower forward price of the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. The compensation is recorded as deferred income and amortized over the life of the roll. A forward commitment transaction involves a risk of loss if the value of the security to be sold by the fund declines below the repurchase price of those securities or the other party to the transaction fails to complete the transaction. The Funds record forward commitments on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased.

United States Treasury Inflation Indexed Bonds

Inflation indexed securities are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. Interest is accrued based on the principal value which is adjusted for inflation. Any increase in the principal amount of an inflation indexed security is recorded as interest income, even though the principal is not received until maturity.

Derivatives

To the extent permitted by the investment objective, restrictions and policies set forth in each Funds' Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Funds' use of derivatives includes exchange-traded futures and options on futures. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment objective.

The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by a Fund through the use of options and futures to earn "market-like" returns with the Fund's excess and liquidity reserve cash balances. Hedging is used by a fund to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a fund. By purchasing certain instruments, the Fund may more effectively achieve the desired portfolio characteristics that assist in meeting the Fund's investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

Futures Contracts

The Funds are currently utilizing exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by each Fund and the prices of futures contracts and the possibility of an illiquid market or inability of counterparties to meet the terms of their contracts. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

Options

The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. The Funds may also purchase and sell call and put options on foreign currencies.

When a fund writes a covered call or a put option, an amount equal to the premium received by a Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when

Notes to Financial Statements

54

SSgA
Fixed Income Funds

Notes to Financial Statements, continued - February 28, 2005 (Unaudited)

the Fund writes a put option it is exposed to a decline in the price of the underlying security. If an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

The Funds' use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Fund's exposure to off balance sheet risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

Written Options Contracts

Fund transactions in written options contracts for the year ended February 28, 2005 were as follows:

	Bond Market		Intermediate
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Outstanding at August 31, 2004	-	$-	-	$-
Written	1,267	241	528	104
Closed	(1,212)	(239)	(508)	(103)
Expired	(55)	(2)	(20)	(1)
Outstanding at February 28, 2005	-	$-	-	$-

3.  Investment Transactions

Securities

For the period ended February 28, 2005, purchases and sales of investment securities, excluding US Government and Agency obligations, short-term investments, futures contracts, and repurchase agreements aggregated to the following:

Funds	Purchases	Sales	Funds	Purchases	Sales
Yield Plus	$3,812,369	$84,882,292	Intermediate	$44,172,259	$34,773,976
Bond Market	86,470,580	95,857,334	High Yield Bond	75,397,715	107,018,079

US Govt + Agencies

For the period ended February 28, 2005, purchases and sales of US Government and Agency obligations, excluding short-term investments and futures contracts, aggregated to the following:

Funds	Purchases	Sales
Bond Market	$626,738,934	$685,167,018
Intermediate	324,879,147	316,561,124

Securities Lending

The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 331/3% of its total assets to certain broker dealers and other financial institutions. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government agency obligations as collateral against the loaned securities. To the extent that a loan is secured by non-cash collateral, such collateral shall be invested by State Street Bank and Trust Company ("State Street") in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on the Fund's statement of assets and liabilities along with the related obligation to return the collateral.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as securities lending income for the Fund. To the extent that

Notes to Financial Statements

55

SSgA
Fixed Income Funds

Notes to Financial Statements, continued - February 28, 2005 (Unaudited)

a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street and are recorded as security lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. Should the borrower of the securities fail financially, there is a risk of delay in recovery or loss of rights in the securities loaned or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing. As of February 28, 2005, there were no outstanding securities on loan and no securities lending income earned during the year.

4.  Related Parties

Adviser

The Investment Company has an investment advisory agreement with the Adviser. The Adviser is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company.

The Adviser and other advisory affiliates of State Street make up State Street Global Advisors, the investment management arm of State Street and its affiliated companies, which directs the investments of the Funds in accordance with their investment objectives, policies, and limitations. For these services, each Fund pays a fee to the Adviser, calculated daily and paid monthly, at the following annual rates of their average daily net assets:

	%		%
Yield Plus	0.25	Intermediate	0.80
Bond Market	0.30	High Yield Bond	0.30

If the total expenses of both the Institutional Class and Class R are above their respective caps, the Adviser will waive its Advisory fee for both Institutional and Class R in an equal amount to reduce the total expenses to the level of the cap in effect for the Institutional class. If thereafter the total expenses for Class R remain above the total expense cap in effect for Class R, then the Distributor will waive up to .70% of the average daily net assets of the Distribution and Service (12b-1) Fee to further reduce the total expenses of Class R to the level of its cap. If after waiving the full .70% of the average daily net assets of Class R remains above the total expense cap, then the Adviser will reimburse Class R for all expenses to the level of the cap. If only Class R is above its respective expense cap, then the Distributor will waive up to .70% of its average daily net assets of Class R.

The Adviser has contractually agreed to reimburse the Bond Market Fund Institutional Class and Class R for all expenses in excess of 0.50% and 1.00%, respectively, of each class' average daily net assets on an annual basis (exclusive of non-recurring account fees and extraordinary expenses). The total amount of reimbursement for the period ended February 28, 2005 was $49,366 for the Institutional Class and $2 for Class R.

The Adviser has contractually agreed for the Intermediate Fund to waive .50% of its .80% Advisory fee. The Adviser has also contractually agreed to reimburse the Fund for all expenses in excess of .60% of its average daily net assets on an annual basis (exclusive of non-recurring account fees and extraordinary expenses). The total amounts of the waiver and reimbursement for the period ended February 28, 2005 were $326,592 and $69,928, respectively.

The Adviser has contractually agreed to reimburse the High Yield Bond Fund for all expenses in excess of .75% of its average daily net assets on an annual basis (exclusive of non-recurring account fees and extraordinary expenses). As of February 28, 2005, no reimbursement has been made.

The Adviser does not have the ability to recover amounts waived or reimbursed from previous periods.

The Adviser also has a contract with State Street to provide custody and fund accounting services to the Funds. For these services, the Funds pay State Street asset-based fees that vary accordingly to number of positions and transactions plus out-of-pocket expenses.

The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the SSgA Prime Money Market Fund ("Central Fund") (a series of the Investment Company not presented herein). Shares of the Central Fund sold to and redeemed from any participating fund will not be subject to a redemption fee, distribution fee or service fee. If Central Fund shares sold to or redeemed from a participating fund are subject to any such distribution or service fee, the Adviser will waive its advisory fee for each participating fund in an amount that offsets the amount of such distribution and/or service fees incurred by the participating fund. As of February 28, 2005, the Funds did not invest any of their cash reserves in the SSgA Prime Money Market Fund. Other affiliated Funds not presented herein invested $39,567,783 in the SSgA Prime Money Market Fund.

Notes to Financial Statements

56

SSgA
Fixed Income Funds

Notes to Financial Statements, continued - February 28, 2005 (Unaudited)

State Street also serves as the transfer, dividend paying, and shareholder servicing agent to the Funds. For these services, the Funds pay an annual fee, an additional charge for each account, plus out-of-pocket expenses. State Street has entered into an agreement with Boston Financial Data Services, Inc. (BFDS) under which BFDS serves as sub-transfer agent.

In addition, the Fund has entered into arrangements with State Street whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Funds' expenses. During the period ended February 28, 2005, the Funds' custodian fees were reduced by the following under these arrangements:

Adviser - Custody Credit

Funds	Amount Paid	Funds	Amount Paid
Yield Plus	$1,213	Intermediate	$1,198
Bond Market	4,552	High Yield Bond	4,005

Administrator

The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator"), a wholly-owned subsidiary of Frank Russell Company (a subsidiary of The Northwestern Mutual Life Insurance Company), under which the Administrator supervises certain non-portfolio investment aspects of the Investment Company's operations, such as the Funds' regulatory filings, accounting, taxation, compliance, valuation, and offering documents. The Funds pay the Administrator an annual fee, payable monthly on a pro rata basis. The annual fee is based on the following percentages of the average daily net assets of all four of the Investment Company's U.S. Fixed Income portfolios: $0 up to $1 billion - .0315%; over $1 billion - .029%. In addition, the Administrator charges a flat fee of $30,000 per year per fund on each fund with less than $500 million in assets under management. In addition, the Fund reimburses the administrator for out-of-pocket expenses.

Distributor and Shareholder Servicing

The Investment Company has distribution agreements with State Street Global Markets, LLC (the "Distributor"), which is a wholly-owned subsidiary of State Street Corporation, to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

Institutional Class

The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

The Funds have Shareholder Service Agreements with State Street and the following entities related to State Street: State Street Global Markets LLC ("Global Markets"), Fiduciary Investors Services Division of State Street ("Fiduciary Investors Services"), High Net Worth Services Division of State Street ("High Net Worth Services") and CitiStreet LLC ("CitiStreet") (collectively the "Agents"), as well as several unaffiliated services providers. For these services, each Institutional Class pays .025% to State Street, and a maximum of .175% to each of the other named affiliated Agents, based upon the average daily value of all Institutional Class shares held by or for customers of these Agents.

For the period ended February 28, 2005, each Institutional Class paid the following shareholder servicing expenses to affiliated service providers:

Funds	State Street	Global Markets	CitiStreet
Yield Plus	$34,766	$8,990	$46,983
Bond Market	40,333	22,819	3,686
Intermediate	16,330	1,879	10,256
High Yield Bond	14,595	31,971	-

Each Institutional Class did not incur any expenses from Fiduciary Investors Services and High Net Worth Services during the period.

Notes to Financial Statements

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SSgA
Fixed Income Funds

Notes to Financial Statements, continued - February 28, 2005 (Unaudited)

The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets of each Institutional Class on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets of the Institutional Class on an annual basis. Costs that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The class' responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the class' shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Institutional Class will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of February 28, 2005.

Class R

The Investment Company has a Distribution Plan with respect to the Class R Shares pursuant to Rule 12b-1 (the R Plan) under the 1940 Act. The R Plan allows a fund to pay fees for the sale and distribution of fund shares and for services provided to shareholders by the Distributor or other financial intermediaries. Payments to the Distributor for distribution, marketing, shareholder and administrative services provided to a fund by the Distributor or a financial intermediary are not permitted by the R Plan to exceed 0.70% of a class' average daily net asset value on an annual basis. The Distributor pays financial intermediaries for shareholder and administrative services provided to a fund out of the fee the Distributor receives from the fund. Fees paid to the financial intermediaries providing these services are not permitted by the R Plan to exceed 0.65% of the class' average daily net asset value on an annual basis. Any payments that are required to be made to the Distributor or financial intermediaries that cannot be made because of the limitations contained in the R Plan may be carried forward and paid in the following two fiscal years so long the R Plan is in effect.

Under the R Plan, the funds have a distribution agreement with Global Markets. For these services, the class R pays Global Markets 0.05% of the daily net asset value. For the period ended February 28, 2005, Bond Market Fund Class R paid $3.

Board of Trustees

The Investment Company paid each Trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for board and committee meetings attended. These expenses are allocated among all of the funds of the Investment Company, except for the Life Solutions Funds, based upon their relative net assets.

Each Fund has adopted a Deferred Compensation Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustee fees payable. The deferred fees remain invested in certain SSgA Funds until distribution in accordance with the Deferral Plan.

Accrued fees payable to affiliates and trustees as of February 28, 2005 were as follows:

	Yield Plus	Bond Market	Intermediate	High Yield Bond
Advisory fees	$47,731	$58,838	$336,981	$20,220
Administration fees	8,478	8,650	5,510	4,545
Custodian fees	2,926	11,823	8,385	7,317
Distribution fees	32,536	6,133	-	18,247
Shareholder servicing fees	15,072	4,902	6,373	1,685
Transfer agent fees	11,979	6,475	8,870	9,547
Trustees' fees	2,215	1,904	2,039	1,985
	$120,937	$98,725	$368,158	$63,546

Beneficial Interest

As of February 28, 2005, the following table includes shareholders (two of which were also affiliates of the Investment Company) with shares of beneficial interest greater than 10% of the total outstanding shares of each respective Fund:

Funds	# of Shareholders	%
Yield Plus	3	56.7
Bond Market	1	13.9
Intermediate	3	47.5
High Yield Bond	1	20.3

Notes to Financial Statements

58

SSgA
Fixed Income Funds

Notes to Financial Statements, continued - February 28, 2005 (Unaudited)

5.  Fund Share Transactions

	(amounts in thousands) For the Periods Ended
	Shares		Dollars
Yield Plus Fund	February 28, 2005	August 31, 2004	February 28, 2005	August 31, 2004
Proceeds from shares sold	10,029	26,341	$99,876	$262,384
Proceeds from reinvestment of distributions	250	276	2,494	2,750
Payments for shares redeemed	(18,605)	(22,331)	(185,255)	(222,429)
Total net increase (decrease)	(8,326)	4,286	$(82,885)	$42,705
Bond Market Fund
Institutional Class
Proceeds from shares sold	4,145	9,378	$42,349	$96,373
Proceeds from reinvestment of distributions	1,048	1,036	10,689	10,566
Payments for shares redeemed	(12,962)	(11,502)	(131,927)	(118,665)
	(7,769)	(1,088)	$(78,889)	$(11,726)
Class R
Proceeds from shares sold	-	1	$-	$10
Proceeds from reinvestment of distributions	-	-	-	-
Payments for shares redeemed	-	-	-	-
	-	1	-	10
Total net increase (decrease)	(7,769)	(1,087)	$(78,889)	$(11,716)
Intermediate Fund
Proceeds from shares sold	1,541	6,797	$15,453	$68,435
Proceeds from reinvestment of distributions	328	353	3,292	3,545
Payments for shares redeemed	(2,967)	(7,175)	(29,732)	(72,582)
Total net increase (decrease)	(1,098)	(25)	$(10,987)	$(602)
High Yield Bond Fund
Proceeds from shares sold	1,616	9,578	$14,328	$82,913
Proceeds from reinvestment of distributions	372	773	3,245	6,585
Payments for shares redeemed	(6,129)	(13,247)	(54,267)	(114,874)
Total net increase (decrease)	(4,141)	(2,896)	$(36,694)	$(25,376)

6.  Interfund Lending Program

The Funds of the Investment Company received from the Securities and Exchange Commission an exemptive order to establish and operate an Interfund Credit Facility. This allows the Funds to directly lend to and borrow money from the SSgA Money Market Fund for temporary purposes in accordance with certain conditions. The Funds will borrow through the program only when the returns are higher than those available from an investment in repurchase agreements or short term reserves. The borrowing Funds are charged the average of the current repo rate and the bank loan rate. The Funds will borrow through the Interfund Lending Program only when the costs are equal to or lower than the cost of bank loans. The Funds did not utilize the Interfund Lending Program during the period.

Notes to Financial Statements

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SSgA
Fixed Income Funds

Notes to Financial Statements, continued - February 28, 2005 (Unaudited)

7.  Illiquid or Restricted Securities

A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Illiquid and restricted securities may be priced by the Funds using fair value procedures approved by the Board of Trustees. Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the "Act"). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act. Such restricted securities are not subject to the 15% limitation if the Adviser, under supervision of the Board of Trustees, determines that a liquid trading market exists.

Restricted Securities

Fund - % of Net Assets Securities	Acquistion Date	Principal Amount (000) or Shares	Cost Per Unit $	Cost (000) $	Market Value (000) $
Yield Plus Fund - 15.1%
Bear Stearns Commercial Mortgage Securities	06/17/04	4,000	100.00	4,000	4,010
Citigroup Commercial Mortgage Trust	08/19/04	5,000	100.00	5,000	5,004
CS First Boston Mortgage Securities Corp. - IO	09/15/03	146,408	1.79	2,614	2,763
GE Business Loan Trust	12/10/03	4,663	100.00	4,663	4,694
GE Business Loan Trust	06/03/04	2,905	100.00	2,905	2,923
JP Morgan Chase Commercial Mortgage Securities Corp.	08/04/04	4,968	100.00	4,968	4,973
MMCA Wholesale Master Owner Trust	07/29/04	4,800	100.05	4,802	4,823
Morgan Stanley Capital I - IO	09/17/03	45,560	4.13	1,883	1,863
Starwood Asset Receivables Trust	09/11/03	4,537	100.04	4,539	4,538
					$35,591
Bond Market Fund - 4.0%
Amgen, Inc.	11/15/04	120	99.81	120	118
AXA Equitable Life Insurance Co.	10/17/96	115	104.71	120	136
Banc of America Large Loan	01/26/05	4,000	100.08	4,003	4,003
Central American Bank for Economic Integration	01/04/05	350	99.43	348	346
Hughes Supply, Inc.	10/05/04	400	99.48	398	392
JP Morgan Chase Commercial Mortgage Securities Corp.	08/04/04	3,975	100.00	3,975	3,978
Russia Government International Bond	12/06/04	200	102.40	205	210
Telecom Italia Capital SA	09/28/04	250	99.75	249	242
Telecom Italia Capital SA	09/28/04	250	99.66	249	245
					$9,670
Intermediate Fund - 3.3%
Amgen, Inc.	11/15/04	80	99.81	80	79
Banc of America Large Loan	01/26/05	1,000	100.08	1,001	1,001
Bear Stearns Commercial Mortgage Securities - IO	03/08/02	5,666	3.46	196	105
Central American Bank for Economic Integration	01/04/05	250	99.43	249	247
Hughes Supply, Inc.	10/05/04	250	99.48	249	245
JP Morgan Chase Commercial Mortgage Securities Corp.	08/04/04	1,987	100.00	1,987	1,989
Russia Government International Bond	12/07/04	100	102.40	102	105
Telecom Italia Capital SA	09/28/04	100	99.75	100	97
Telecom Italia Capital SA	09/28/04	200	99.66	199	196
					$4,064
High Yield Bond Fund - 20.5%
Advertising Directory Solutions, Inc.	10/28/04	475	102.45	487	502
Allegheny Energy Supply	03/10/03	370	86.48	320	422
American Real Estate Partners, LP	02/18/05	100	101.50	101	101
Bear Creek Corp.	02/18/05	325	100.00	325	333
Borden US Finance Corp.	12/10/04	600	110.98	666	668

Notes to Financial Statements

60

SSgA
Fixed Income Funds

Notes to Financial Statements, continued - February 28, 2005 (Unaudited)

Fund - % of Net Assets Securities	Acquistion Date	Principal Amount (000) or Shares	Cost Per Unit $	Cost (000) $	Market Value (000) $
Calpine Corp.	07/10/03	110	100.00	110	88
Calpine Corp.	01/16/04	448	99.48	446	401
CanWest Media, Inc.	11/23/04	636	106.81	679	685
Carriage Services, Inc.	01/20/05	410	102.04	418	429
Chesapeake Energy Corp.	12/01/04	120	99.07	119	127
Church & Dwight Co., Inc.	12/15/04	150	100.00	150	153
Community Health Systems, Inc.	12/09/04	450	100.77	453	453
Coventry Health Care, Inc.	01/21/05	460	100.10	460	475
Dresser-Rand Group, Inc.	10/14/04	470	101.34	476	491
Elan Finance PLC	11/10/04	305	105.47	322	271
Fisher Scientific International	07/22/04	315	107.73	339	332
FPL Energy National Wind Portfolio	02/17/05	405	100.60	407	405
Goodman Global Holding Co., Inc.	12/15/04	150	100.00	150	154
Holly Energy Partners, LP	02/11/05	480	100.29	481	482
Hornbeck Offshore Services, Inc.	11/18/04	615	100.33	617	618
Host Marriott, LP	07/28/04	345	98.75	341	362
Jostens IH Corp.	09/23/04	320	100.52	322	330
Knowledge Learning Corp., Inc.	01/28/05	345	100.00	345	347
Newfield Exploration Co.	08/12/04	305	105.10	321	330
Novelis, Inc.	01/28/05	480	100.75	484	497
NRG Energy, Inc.	12/17/03	115	100.00	115	127
PQ Corp.	02/03/05	320	101.12	324	332
Qwest Corp.	08/12/04	310	98.75	306	339
Qwest Services Corp.	03/25/04	785	112.45	883	932
Radio One, Inc.	02/04/05	160	100.00	160	163
Rockwood Specialties Group, Inc.	11/05/04	380	102.76	391	401
Sanmina-SCI Corp.	02/16/05	325	100.00	325	326
Scientific Games Corp.	02/02/05	450	100.07	450	464
Stewart Enterprises, Inc.	02/02/05	480	100.00	480	480
Tenet Healthcare Corp.	06/15/04	175	106.36	186	186
Tenet Healthcare Corp.	01/25/05	605	98.41	595	620
Tenneco Automotive, Inc.	11/09/04	605	102.82	622	644
TXU Corp.	02/15/05	320	104.52	334	326
UGS Corp.	05/19/04	515	104.23	537	582
Universal City Florida Holding Co. I/II	12/02/04	305	100.92	308	319
Valor Telecommunications Enterprises LLC	02/08/05	435	101.30	441	451
Warner Chilcott Corp.	01/13/05	305	100.37	306	317
Waterford Gaming LLC	06/06/03	721	100.00	721	775
Wynn Las Vegas LLC	11/22/04	460	98.70	454	459
XM Satellite Radio Holdings, Inc. 2010 Warrants	08/31/00	500	202.37	101	35
					$17,734

8.  Dividends

On March 1, 2005, the Funds declared the following dividends from net investment income payable on March 7, 2005 to shareholders on record March 2, 2005.

Funds	Net Investment Income
Bond Market Fund	$0.0234
Bond Market Fund - Class R	0.0241
Intermediate Fund	0.0484
High Yield Bond Fund	0.0887

Notes to Financial Statements

61

SSgA
Fixed Income Funds

Notes to Financial Statements, continued - February 28, 2005 (Unaudited)

9.  Change of Independent Auditor

Based on the recommendation of the Audit Committee of the Funds, the Board of Trustees has determined not to retain PricewaterhouseCoopers LLP as the Funds' independent auditor, and voted to appoint Deloitte & Touche LLP for the fiscal year ended August 31, 2005. During the two most recent fiscal years, PricewaterhouseCoopers LLP's audit reports contained no adverse opinion or disclaimer of opinion; nor were their reports qualified as to uncertainty, audit scope or accounting principles. Further, there were no disagreements between the Funds and PricewaterhouseCoopers LLP on accounting principles, financial statements disclosure or audit scope, which, if not resolved to the satisfaction of PricewaterhouseCoopers LLP, would have caused them to make reference to the disagreement in their reports.

Notes to Financial Statements

62

SSgA
Fixed Income Funds

Shareholder Requests for Additional Information - February 28, 2005 (Unaudited)

The Funds have adopted the proxy voting policies of the advisor. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds' Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q is available (i) without charge, upon request, by calling the Fund at (800)647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

Shareholder Requests for Additional Information

63

SSgA

Fixed Income Funds

Disclosure of Information about Fund Trustees and Officers -
February 28, 2005 (Unaudited)

The following tables provide information for each trustee and certain officers of the Investment Company, which consists of 26 funds. The first table provides information for trustees who are interested persons. The second table provides information for the independent trustees. The third table provides information for the officers.

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INTERESTED TRUSTEES

Lynn L. Anderson, Age 65 909 A Street Tacoma, WA 98402	Trustee since 1988 Interested Person of the SSgA Funds (as defined in the 1940 Act) due to his employment by the parent company of the Administrator Chairman of the Board and President Member, Governance Committee Member, Valuation Committee	Appointed until successor is duly elected and qualified Until successor is chosen and qualified by the Trustees.	• Vice Chairman, Frank Russell Company; • Chairman of the Board, Frank Russell Investment Company Funds, Russell Investment Funds, and Frank Russell Trust Company; and • Chief Executive Officer, Russell Fund Distributors.	26	• Trustee, Frank Russell Investment Company Funds and Russell Investment Funds (investment companies).

Agustin J. Fleites Age 39 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Principal Executive Officer and Chief Executive Officer since 2003 Trustee since 2004	Appointed until successor is duly elected and qualified	• 2002 to Present, President, SSgA Funds Management, Inc. • 2001 to Present, Senior Principal, State Street Global Advisors; Managing Director, Advisor Strategies; • 1999 to 2001, Principal, Head of Exchange Traded Funds, Offshore Funds and SSgA Latin America; and • 1993-1999, Principal, Head of Asset Allocation Strategies.	26	None

Disclosure of Information about Fund Trustees and Officers

64

SSgA
Fixed Income Funds

Disclosure of Information about Fund Trustees and Officers, continued -
February 28, 2005 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES

William L. Marshall Age 62 33 West Court Street Doylestown, PA 18901	Trustee since 1988 Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee	Appointed until successor is duly elected and qualified	• Chief Executive Officer and President, Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment advisor and provider of financial and related consulting services); • Certified Financial Planner and Member, Financial Planners Association; and • Registered Representative and Principal for Securities with Cambridge Investment Research, Inc., Fairfield, Iowa.	26	None

Steven J. Mastrovich Age 48 623 Clapboard Street Westwood, MA 02090	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee	Appointed until successor is duly elected and qualified	• September 2000 to Present, Global Head of Structured Real Estate, J.P. Morgan Investment Management (private real estate investment for clients primarily outside of the US to locate private real estate investments in the US); • January 2000 to September 2000, Managing Director, HSBC Securities (USA) Inc.; • From 1998 to 2000, President, Key Global Capital, Inc.; • From 1997 to 1998, Partner, Squire, Sanders & Dempsey (law firm); and • From 1994 to 1997, Partner, Brown, Rudnick, Freed & Gesmer (law firm).	26	None

Patrick J. Riley Age 56 One Corporate Place 55 Ferncroft Road Danvers, MA 01923	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committe	Appointed until successor is duly elected and qualified	• 2003 to Present, Associate Justice, Commonwealth of Massachusetts Superior Court; and • 1985-2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm).	26	Director – SSgA Cash Management Fund PLC, State Street Global Advisors Ireland, Ltd. (investment companies)

Disclosure of Information about Fund Trustees and Officers

65

SSgA
Fixed Income Funds

Disclosure of Information about Fund Trustees and Officers, continued -
February 28, 2005 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

Richard D. Shirk Age 59 1180 Brookgate Way, NE Atlanta, GA 30319-2877	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee	Appointed until successor is duly elected and qualified	• March 2001 to April 2002, Chairman, Cerulean Companies, Inc. (holding company) (Retired); • 1996 to March 2001, President and Chief Executive Officer, Cerulean Companies, Inc.; • 1992 to March 2001, President and Chief Executive Officer, Blue Cross/Blue Shield of Georgia; • 1993 to November 2001, Chairman and Board Member, Georgia Caring for Children Foundation (private foundation); • November 1998 to Present, Board Member, Healthcare Georgia Foundation (private foundation); and • September 2002 to Present, Board Member, Amerigroup Corp.	26	Listed under Principal Occupations

Bruce D. Taber Age 61 26 Round Top Road Boxford, MA 01921	Trustee since 1991 Member, Audit Committee Member, Governance Committee Member, Valuation Committee	Appointed until successor is duly elected and qualified	• Consultant, Computer Simulation, General Electric Industrial Control Systems.	26	Director – SSgA Cash Management Fund PLC, State Street Global Advisors Ireland, Ltd. (investment companies).

Henry W. Todd Age 57 150 Domorah Drive Montgomeryville, PA 18936	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee	Appointed until successor is duly elected and qualified	• Chairman, President and CEO, A.M. Todd Group, Inc.; and • President and CEO, Zink & Triest Co., Inc. (dealer in vanilla flavor materials).	26	Director – SSgA Cash Management Fund PLC, State Street Global Advisors Ireland, Ltd. (investment companies).

Disclosure of Information about Fund Trustees and Officers

66

SSgA
Fixed Income Funds

Disclosure of Information about Fund Trustees and Officers, continued -
February 28, 2005 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years
OFFICERS

J. David Griswold Age 47 909 A Street Tacoma, WA 98402	Vice President and Secretary since 1994 Chief Legal Officer since 2003	Until successor is chosen and qualified by Trustees	• Director – Global Regulatory Policy and Assistant Secretary, Frank Russell Company (institutional financial consultant);
• Assistant Secretary and Associate General Counsel, Director – Global Regulatory Policy, Frank Russell Investment Management Company (investment management);
• Director – Global Regulatory Policy, Russell Real Estate Advisors, Inc. (investment management);
• Assistant Secretary and Associate General Counsel, Frank Russell Capital Inc. (investment advisor of private equity funds), and Frank Russell Investments (Delaware), Inc. (member of general partner of private equity funds); Russell Fund Distributors, Inc. (mutual fund broker-dealer and underwriter);
• Director, Secretary and Associate General Counsel, Frank Russell Securities, Inc. (institutional brokerage firm); and
• Director, Frank Russell Canada Limited/Limitee (institutional financial consultant) and Total Risk Management Pty Limited (Approved Trustee for superannuation fund outsourcing clients).

James Ross Age 39 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Vice President since 2002	Until successor is chosen and qualified by Trustees	• 2001 to Present, Principal, SSgA Funds Management, Inc.;
• 2000 to Present, Principal, State Street Global Advisors;
• 1992 to 2000, Vice President, State Street Corporation; and
• 2000 to Present, Vice President, StreetTracks Series Trust.

Mark E. Swanson Age 41 909 A Street Tacoma, WA 98402	Treasurer and Principal Accounting Officer since 2000	Until successor is chosen and qualified by Trustees	• Director – Investment Operations, Frank Russell Investment Management Company and Frank Russell Trust Company; and
• Treasurer and Chief Accounting Officer, Frank Russell Investment Company and Russell Investment Funds.

Peter A. Ambrosini Age 61 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Chief Compliance Officer since 2004	Until successor is chosen and qualified by Trustees	• February 2001 to present, Senior Principal, Chief Compliance and Risk Management Officer, State Street Global Advisors;
• 2001 to present, Chief Compliance Officer, SSgA Funds Management, Inc.; and
• September 1985 to February 2001, Managing Director, Regulatory Compliance Consulting Group, PricewaterhouseCoopers.

Disclosure of Information about Fund Trustees and Officers

67

SSgA
Fixed Income Funds

State Street Financial Center

One Lincoln Street
Boston, Massachusetts 02111-2900
(800) 647-7327

Trustees

Lynn L. Anderson, Chairman

Agustin J. Fleites

William L. Marshall

Steven J. Mastrovich

Patrick J. Riley

Richard D. Shirk

Bruce D. Taber

Henry W. Todd

Officers

Lynn L. Anderson, President

Agustin J. Fleites, Principal Executive Officer and CEO

Mark E. Swanson, Treasurer and Principal Accounting Officer

J. David Griswold, Vice President and Secretary

James Ross, Vice President

Deedra S. Walkey, Assistant Secretary

Ross E. Erickson, Assistant Treasurer

David J. Craig, Assistant Treasurer

Carla L. Anderson, Assistant Secretary

Investment Adviser

SSgA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Custodian, Transfer Agent and Office of Shareholder Inquiries

State Street Bank and Trust Company

1776 Heritage Drive

North Quincy, Massachusetts 02171

Distributor

State Street Global Markets, LLC

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Administrator

Frank Russell Investment Management Company

909 A Street

Tacoma, Washington 98402

Legal Counsel

Goodwin Procter LLP

Exchange Place

Boston, Massachusetts 02109

Fund Management and Service Providers

68

FISAR-02/05 43543

INTERNATIONAL EQUITY FUNDS

Emerging Markets Fund

International Stock Selection Fund

International Stock Selection Fund - Class R

International Growth Opportunities Fund

Semiannual Report

February 28, 2005

SSgA Funds

International Equity Funds

Semiannual Report (Unaudited)

February 28, 2005

"SSgA" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.ssga.com. Investment in the Funds poses investment risks, including the loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

This page has been intentionally left blank.

SSgA

Emerging Markets Fund

Shareholder Expense Example - February 28, 2005 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this fund is from September 1, 2004 to February 28, 2005.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Redemption of shares of the Fund executed within 60 days of the date of purchase will be subject to a redemption fee equal to 2% of the amount redeemed. The fee is not included in the table below. If it was, the estimate of expenses paid during the period would be higher, and the ending amount value lower.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2004	$1,000.00	$1,000.00
Ending Account Value February 28, 2005	$1,371.61	$1,018.80
Expenses Paid During Period *	$7.35	$6.26

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Emerging Markets Fund

3

This page has been intentionally left blank.

SSgA
Emerging Markets Fund

Schedule of Investments - February 28, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 85.9%
Austria - 0.1%
Erste Bank der Oesterreichischen Sparkassen AG	23,456	1,275
Brazil - 7.9%
Aracruz Celulose SA ADR	42,444	1,622
Banco Bradesco SA (Æ)	2,794	88
Banco Bradesco SA ADR (Ñ)	196,596	6,210
Cia de Bebidas das Americas ADR	84,899	2,552
Cia de Concessoes Rodoviarias	144,800	3,020
Cia Energetica de Minas Gerais ADR (Ñ)	60,866	1,584
Cia Vale do Rio Doce ADR (Ñ)	427,185	12,337
Diagnosticos da America SA (Æ)	308,553	3,813
Gerdau SA ADR (Ñ)	86,755	1,712
Grendene SA (Æ)	184,741	2,053
Petroleo Brasileiro SA ADR	509,060	21,714
Petroleo Brasileiro SA ADR (Ñ)	238,304	11,672
Porto Seguro SA	298,961	2,829
Tele Centro Oeste Celular Participacoes SA ADR (Ñ)	166,604	1,880
Tele Norte Leste Participacoes SA ADR (Ñ)	198,430	3,290
Tim Participacoes SA ADR (Ñ)	111,376	1,810
Votorantim Celulose e Papel SA ADR (Ñ)	148,009	2,216
		80,402
Canada - 0.4%
PetroKazakhstan, Inc. Class A	61,941	2,710
Telesystem International Wireless, Inc. (Æ)(Ñ)	124,400	1,825
		4,535
China - 3.6%
Byd Co., Ltd. Class H (Ñ)	294,000	903
China International Marine Containers Co., Ltd. Class B	963,400	2,588
China Life Insurance Co., Ltd. Class H (Æ)	2,075,000	1,450
China Petroleum & Chemical Corp. Class H	13,261,000	6,079
China Telecom Corp., Ltd. Class H	8,008,000	3,080
Datang International Power Generation Co., Ltd. Class H (Ñ)	1,550,000	1,202
Huadian Power International Co. Class H	5,258,000	1,601
Huaneng Power International, Inc. Class H (Ñ)	1,244,000	965
PetroChina Co., Ltd. (Ñ)	8,112,000	5,123
Ping An Insurance Group Co. of China, Ltd. Class H (Æ)	605,500	1,017

	Principal Amount ($) or Shares	Market Value $
Shenzhen Chiwan Wharf Holdings, Ltd. Class B	557,950	1,292
Sinopec Beijing Yanhua Petrochemical Co., Ltd. Class H (Ñ)	1,742,500	827
Sinopec Shanghai Petrochemical Co., Ltd. Class H (Ñ)	4,484,000	1,940
Sinopec Zhenhai Refining & Chemical Co., Ltd. Class H (Ñ)	1,036,000	1,269
Tencent Holdings, Ltd. (Æ)	1,761,000	1,152
Weichai Power Co., Ltd. Class H	722,000	2,402
Weiqiao Textile Co. Class H (Ñ)	645,000	1,059
Yanzhou Coal Mining Co., Ltd. Class H (Ñ)	1,960,000	3,091
		37,040
Czech Republic - 1.5%
Cesky Telecom AS	170,227	3,008
CEZ	325,283	6,214
Komercni Banka AS	14,490	2,413
Unipetrol (Æ)	221,152	1,796
Zentiva NV (Æ)	40,962	1,629
		15,060
Egypt - 1.5%
Commercial International Bank	107,690	882
Egyptian Co. for Mobile Services	73,682	2,350
Lecico Egypt SAE GDR (Æ)(l)	80,768	1,486
Orascom Construction Industries	249,340	5,071
Orascom Telecom Holding SAE (Æ)	66,426	4,592
Orascom Telecom Holding SAE GDR (Æ)(l)	35,100	1,230
		15,611
Hong Kong - 2.5%
China Mengniu Dairy Co., Ltd. (Æ)	807,000	611
China Merchants Holdings International Co., Ltd. (Ñ)	1,014,000	2,119
China Mobile Hong Kong, Ltd.	3,565,200	11,634
CITIC International Financial Holdings, Ltd. (Ñ)	1,314,000	548
Citic Pacific, Ltd. (Æ)	374,000	1,084
CNOOC, Ltd.	10,158,500	5,894
Denway Motors, Ltd. (Ñ)	3,434,000	1,332
Lifestyle International Holdings, Ltd.	739,000	1,265
Shanghai Industrial Holdings, Ltd. (Ñ)	483,000	1,090
Skyworth Digital Holdings, Ltd.	966,000	37
		25,614

Emerging Markets Fund

5

SSgA
Emerging Markets Fund

Schedule of Investments, continued - February 28, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Hungary - 2.6%
BorsodChem Rt.	113,719	1,569
FHB Land Credit and Mortgage Bank Rt	13,455	1,108
Gedeon Richter Rt.	7,820	1,198
Matav Rt.	447,521	2,327
Mol Magyar Olaj- es Gazipari Rt.	90,823	7,979
OTP Bank Rt.	308,491	12,319
		26,500
India - 0.7%
Arvind Mills, Ltd. (Æ)	462,000	1,349
Housing Development Finance Corp.	23,465	418
ICICI Bank, Ltd.	36,803	321
ICICI Bank, Ltd. ADR (Ñ)	18,400	417
Infosys Technologies, Ltd.	34,660	1,776
Ranbaxy Laboratories, Ltd.	16,026	374
Raymond, Ltd. (Æ)	94,642	706
Reliance Industries, Ltd.	43,180	550
Satyam Computer Services, Ltd. ADR (Ñ)	7,751	189
Sterling Biotech, Ltd.	169,258	645
		6,745
Indonesia - 3.5%
Astra International Tbk PT	5,953,120	6,940
Bank Central Asia Tbk PT	10,664,500	3,770
Bank Mandiri Persero Tbk PT	14,701,000	2,872
Bank Rakyat Indonesia	13,004,000	4,597
HM Sampoerna Tbk PT	5,349,590	4,706
Indonesian Satellite Corp. Tbk PT	5,005,500	2,837
Telekomunikasi Indonesia Tbk PT	20,452,000	9,768
		35,490
Israel - 1.4%
Retalix, Ltd. (Æ)(Ñ)	23,700	548
Teva Pharmaceutical Industries, Ltd. ADR	452,378	13,722
		14,270
Luxembourg - 0.3%
Tenaris SA ADR	53,100	3,490
Malaysia - 2.6%
AirAsia BHD (Æ)	3,165,500	1,333
AMMB Holdings BHD	1,477,800	1,244
Commerce Asset Holdings BHD Class D	1,438,300	1,764
Genting BHD	345,500	1,782
Hong Leong Bank BHD	428,000	608
IOI Corp. BHD	589,300	1,380
Kuala Lumpur Kepong BHD	370,000	628

	Principal Amount ($) or Shares	Market Value $
Malayan Banking BHD	1,266,400	4,099
Malaysia International Shipping Corp. BHD	748,300	3,151
Maxis Communications BHD	380,700	982
PLUS Expressways BHD	2,769,700	1,983
Resorts World BHD	682,400	1,814
Telekom Malaysia BHD	979,500	2,835
Tenaga Nasional BHD	655,000	1,793
UMW Holdings BHD	373,000	487
YTL Corp. BHD	702,400	980
		26,863
Mexico - 8.1%
Alfa SA de CV Class A	783,000	4,408
America Movil SA de CV	3,040,500	8,874
America Movil SA de CV ADR Series L	208,179	12,162
Cemex SA de CV	402,967	3,223
Cemex SA de CV ADR	161,677	6,471
Consorcio ARA SA de CV (Æ)	437,500	1,624
Corp GEO SA de CV Series B (Æ)	869,115	2,188
Fomento Economico Mexicano SA de CV ADR	63,000	3,788
Grupo Aeroportuario del Sureste SA de CV Class B	575,400	1,819
Grupo Carso SA de CV Series A1	366,008	1,975
Grupo Financiero Banorte SA de CV Class O	518,992	3,590
Grupo Financiero Inbursa SA Class O	787,100	1,620
Grupo Mexico SA de CV Series B (Æ)	462,999	2,686
Grupo Televisa SA ADR	136,544	8,824
Telefonos de Mexico SA de CV Series L	722,200	1,414
Telefonos de Mexico SA de CV ADR	235,728	9,241
Urbi Desarrollos Urbanos SA de CV (Æ)	434,800	2,252
Wal-Mart de Mexico SA de CV Series V	1,064,873	3,913
Wal-Mart de Mexico SA de CV ADR (Ñ)	70,104	2,578
		82,650
Pakistan - 0.3%
Fauji Fertilizer Co., Ltd.	142,600	371
National Bank of Pakistan	311,000	725
Pakistan State Oil Co., Ltd.	163,500	1,136
Pakistan Telecommunication Co., Ltd.	856,000	982
		3,214
Philippines - 0.2%
Philippine Long Distance Telephone ADR (Æ)(Ñ)	74,900	1,890
Poland - 1.4%
Bank BPH	9,301	1,693
Bank Pekao SA	40,561	2,028

Emerging Markets Fund

6

SSgA
Emerging Markets Fund

Schedule of Investments, continued - February 28, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Bank Zachodni WBK SA	14,637	518
KGHM Polska Miedz SA (Æ)	97,909	1,099
Polski Koncern Naftowy Orlen	211,509	3,346
Powszechna Kasa Oszczednosci Bank Polski SA (Æ)	239,353	2,280
Telekomunikacja Polska SA	474,064	3,677
		14,641
Russia - 4.3%
AFK Sistema GDR (Æ)	65,506	1,238
Cherepovets MK Severstal	168,450	1,701
LUKOIL ADR	122,135	17,074
MMC Norilsk Nickel ADR	33,341	2,167
Mobile Telesystems ADR	20,912	838
Novolipetsk Iron and Steel Corp.	515,449	719
OAO Gazprom ADR (l)	29,656	1,060
OAO Gazprom ADR (Ñ)	87,429	3,126
Sberbank RF	5,138	3,134
Sibirtelecom OAO ADR (Ñ)	20,917	1,138
Surgutneftegaz ADR (Ñ)	156,403	6,514
Surgutneftegaz ADR	60,001	3,900
Verkhnaya Salda Metallurgical Production Association	7,743	894
Vimpel-Communications ADR (Æ)(Ñ)	22,132	802
		44,305
South Africa - 8.0%
ABSA Group, Ltd.	252,796	3,446
African Bank Investments, Ltd.	1,031,365	3,078
Barloworld, Ltd.	212,100	3,856
Bidvest Group, Ltd.	138,241	1,792
Edgars Consolidated Stores, Ltd.	35,314	1,799
FirstRand, Ltd.	2,413,586	5,791
Imperial Holdings, Ltd. (Æ)	181,060	3,291
Ispat Iscor, Ltd.	175,244	1,926
JD Group, Ltd.	263,612	2,938
Kumba Resources, Ltd.	212,649	2,319
Liberty Group, Ltd.	207,552	2,321
Massmart Holdings, Ltd. (Æ)	268,985	2,099
Metropolitan Holdings, Ltd.	1,696,459	3,287
MTN Group, Ltd.	792,063	6,491
Naspers, Ltd. Class N	153,449	2,049
Remgro, Ltd.	69,194	1,075
Sanlam, Ltd. (Æ)	1,395,370	3,195
Sappi, Ltd.	116,117	1,564
Sasol, Ltd.	354,001	8,863
Standard Bank Group, Ltd.	731,133	8,058
Steinhoff International Holdings, Ltd.	2,119,567	4,954
Telkom SA, Ltd.	216,415	4,205
Truworths International, Ltd.	1,176,400	3,510
		81,907

	Principal Amount ($) or Shares	Market Value $
South Korea - 17.6%
CJ Corp.	30,770	2,172
Daelim Industrial Co.	46,250	2,901
Hana Bank	115,050	3,293
Hanjin Shipping Co., Ltd.	79,030	2,360
Hynix Semiconductor, Inc. (Æ)	75,340	1,129
Hyosung Corp.	129,869	1,694
Hyundai Department Store Co., Ltd.	42,474	2,008
Hyundai Mipo Dockyard	27,670	1,457
Hyundai Mobis (Æ)	69,450	4,688
Hyundai Motor Co.	225,440	12,995
Kookmin Bank	254,829	11,771
KT Corp. ADR (Ñ)	221,295	5,136
KT&G Corp.	129,580	4,083
LG Chem, Ltd.	65,710	3,075
LG Electronics, Inc.	52,515	4,130
LG Petrochemical Co., Ltd.	63,680	1,737
NCSoft Corp. (Æ)	13,670	987
Nong Shim Co., Ltd.	6,050	1,717
Poongsan Corp.	95,870	1,427
POSCO	72,170	15,914
Samsung Corp.	302,190	4,813
Samsung Electronics Co., Ltd.	108,921	57,145
Samsung Fire & Marine Insurance Co., Ltd.	45,927	3,749
Samsung SDI Co., Ltd.	37,810	4,649
Shinhan Financial Group Co., Ltd.	278,080	8,236
SK Corp.	113,880	7,176
SK Telecom Co., Ltd.	44,440	8,008
SK Telecom Co., Ltd. ADR	39,078	780
		179,230
Taiwan - 8.7%
Acer, Inc.	1,531,628	2,489
Advanced Semiconductor Engineering, Inc. (Æ)	1,375,677	1,084
Asustek Computer, Inc.	1,251,013	3,582
AU Optronics Corp.	2,434,100	3,806
Benq Corp.	2,052,520	2,292
Cathay Financial Holding Co., Ltd.	2,388,733	4,842
China Development Financial Holding Corp. (Æ)	2,527,694	1,118
China Steel Corp.	3,170,614	3,775
Chinatrust Financial Holding Co.	4,027,516	4,808
Chunghwa Telecom Co., Ltd.	1,049,000	2,160
Compal Electronics, Inc.	1,434,554	1,380
Delta Electronics, Inc.	1,325,008	2,323
Evergreen Marine Corp.	737,966	762
Far Eastern Department Stores Co., Ltd.	1,887,000	1,056
Far Eastern Textile Co., Ltd.	1,741,520	1,311
First Financial Holding Co., Ltd. (Æ)	2,266,000	1,961

Emerging Markets Fund

7

SSgA
Emerging Markets Fund

Schedule of Investments, continued - February 28, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Formosa Chemicals & Fibre Co.	1,493,573	2,979
Formosa Plastics Corp.	1,505,000	2,760
HON HAI Precision Industry	984,081	4,575
Lite-On Technology Corp.	1,262,712	1,369
Mega Financial Holding Co., Ltd.	5,388,000	3,641
Nan Ya Plastics Corp.	2,394,044	3,651
Nien Hsing Textile Co., Ltd.	841,000	828
Nien Made Enterprises	317,000	520
Novatek Microelectronics Corp., Ltd.	240,000	992
Phoenixtec Power Co., Ltd.	767,000	886
Polaris Securities Co., Ltd.	1,067,188	584
Powerchip Semiconductor Corp. (Æ)	800,000	672
Quanta Computer, Inc.	852,359	1,522
Siliconware Precision Industries Co.	1,079,100	1,007
Taishin Financial Holdings Co., Ltd.	1,617,212	1,530
Taiwan Cellular Corp.	1,526,000	1,645
Taiwan Cement Corp.	1,411,960	918
Taiwan Semiconductor Manufacturing Co., Ltd.	7,651,702	13,541
United Microelectronics Corp. (Æ)	5,325,940	3,564
Wan Hai Lines, Ltd.	1,060,500	1,232
Yuanta Core Pacific Securities Co.	1,451,719	1,168
		88,333
Thailand - 4.6%
Advanced Info Service PCL	1,494,400	3,908
Airports of Thailand PCL	1,054,300	1,316
Bangkok Bank PCL	837,400	2,431
Bangkok Bank PCL	557,800	1,765
Kasikornbank PCL (Æ)	3,514,600	5,515
Kim Eng Securities Thailand PCL	797,700	772
Krung Thai Bank PCL	10,679,300	2,793
Land and Houses PCL	6,711,200	1,676
PTT PCL	1,639,133	8,144
Seamico Securities PCL	3,147,800	663
Shin Corp. PCL	3,427,700	4,078
Siam Cement PCL	268,300	1,894
Siam Cement PCL	87,600	683
Thai Oil PCL (Æ)	2,304,618	3,767
Thai Olefins PCL (Æ)	1,412,200	2,881
Total Access Communication PCL (Æ)	507,600	1,797
True Corp. PCL (Æ)	11,011,300	3,254
		47,337
Turkey - 2.7%
Adana Cimento Class A (Æ)	206,624	966
Akbank TAS (Æ)	631,463	3,937
Denizbank AS (Æ)	656,880	2,089
Dogan Sirketler Grubu Holdings (Æ)	839,028	2,420
Eregli Demir ve Celik Fabrikalari TAS	292,757	1,563
Finansbank (Æ)	886,119	2,390

	Principal Amount ($) or Shares	Market Value $
Ford Otomotiv Sanayi AS	119,732	1,064
Tupras Turkiye Petrol Rafine	130,228	1,726
Turk Ekonomi Bankasi AS	110,880	825
Turk Sise ve Cam Fabrikalari AS	702,184	2,288
Turkcell Iletisim Hizmet AS	302,890	2,231
Turkiye Garanti Bankasi AS (Æ)	560,905	2,601
Turkiye Is Bankasi	602,315	4,272
		28,372
United Kingdom - 1.2%
Anglo American PLC	420,280	10,487
Old Mutual PLC	696,000	1,883
		12,370
United States - 0.2%
Mechel Steel Group ADR (Æ)	32,537	1,040
Total Common Stocks (cost $563,189)		878,184
Preferred Stocks - 6.6%
Brazil - 4.4%
Banco Bradesco SA	75,750	2,396
Banco Itau Holding Financeira SA	70,857	12,313
Bradespar SA	78,318	3,115
Caemi Mineracao e Metalurgica SA (Æ)	7,600,000	7,836
Cia Energetica de Minas Gerais	82,000,000	2,131
Investimentos Itau SA	2,269,000	4,442
Perdigao SA	158,000	3,302
Telemar Norte Leste SA	92,200	2,492
Usinas Siderurgicas de Minas Gerais SA	268,700	7,149
		45,176
Russia - 0.2%
Transneft (Æ)	1,949	1,826
South Korea - 2.0%
Hyundai Motor Co.	53,770	1,975
LG Electronics, Inc.	103,900	4,551
Samsung Electronics Co., Ltd.	38,420	13,387
		19,913
Total Preferred Stocks (cost $35,479)		66,915
Long-Term Investments - 3.1%
United States - 3.1%
American Honda Finance Corp. (Ê)(l)(§)
2.660% due 03/07/06	17,500	17,547
General Electric Capital Corp. Series MTNA (Ê)(§)
2.548% due 03/29/06	11,000	11,001

Emerging Markets Fund

8

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Emerging Markets Fund

Schedule of Investments, continued - February 28, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Merrill Lynch & Co., Inc. Series MTNC (Ê)(§) 2.933% due 05/25/06	2,500	2,501
		31,049
Total Long-Term Investments (cost $31,045)		31,049
Short-Term Investments - 3.6%
United Kingdom - 0.8%
HBOS Treasury Services PLC (Ê)(l)(§) 2.730% due 01/26/06	8,000	8,005
United States - 2.8%
SSgA Prime Money Market Fund	27,951,012	27,951
Total Short-Term Investments (cost $35,955)		35,956
Other Securities - 4.5%
State Street Navigator Securities Prime Lending Portfolio (½)	46,891,288	46,891
Total Other Securities (cost $46,891)		46,891
Total Investments - 103.7% (identified cost $712,559)		1,058,995
Other Assets and Liabilities Net - (3.7%)		(37,595)
Net Assets - 100.0%		1,021,400

Futures Contracts (Number of Contracts)	Notional Amount $	Unrealized Appreciation (Depreciation) $
Long Positions
MSCI Taiwan Index expiration date 03/05 (474)	12,338	305
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)		305

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
USD	8,082	INR	362,500	08/22/05	156
USD	2,996	ZAR	17,360	03/02/05	(19)
USD	846	ZAR	5,293	08/22/05	44
					181

See accompanying notes which are an integral part of the financial statements.

Emerging Markets Fund

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Emerging Markets Fund

Schedule of Investments, continued - February 28, 2005 (Unaudited)

Amounts in thousands

Industry Diversification	% of Net Assets	Market Value $
Consumer Discretionary	7.1	72,717
Consumer Staples	3.1	31,429
Energy	12.9	131,894
Financials	21.6	220,649
Health Care	2.0	20,736
Industrials	11.8	120,889
Information Technology	5.2	52,950
Materials	12.5	127,630
Telecommunication Services	14.8	150,715
Utilities	1.5	15,490
Long-Term Investments	3.1	31,049
Short-Term Investments	3.6	35,956
Other Securities	4.5	46,891
Total Investments	103.7	1,058,995
Other Assets and Liabilities, Net	(3.7)	(37,595)
Net Assets	100.0	1,021,400
Geographic Diversification	% of Net Assets	Market Value $
Africa	8.0	81,907
Asia	46.2	471,666
Europe	13.3	135,472
Latin America	20.4	208,229
Middle East	2.9	29,881
United Kingdom	1.2	12,370
Other	0.5	5,574
Long-Term Investments	3.1	31,049
Short-Term Investments	3.6	35,956
Other Securities	4.5	46,891
Total Investments	103.7	1,058,995
Other Assets and Liabilities, Net	(3.7)	(37,595)
Net Assets	100.0	1,021,400

See accompanying notes which are an integral part of the financial statements.

Emerging Markets Fund

10

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Emerging Markets Fund

Schedule of Investments, continued - February 28, 2005 (Unaudited)

Amounts in thousands

Index Swaps

Fund Receives	Counter Underlying Security	Notional Amount Party	Fund Pays $Floating Rate	Termination Date	Unrealized Appreciation (Depreciation) $
MSCI Brazil Free Gross Dividends Reinvested	Morgan Stanley	1,750	3 Month USD LIBOR- BBA minus 4.00%	03/10/05	403
MSCI Brazil Free Gross Dividends Reinvested	Morgan Stanley	1,928	3 Month USD LIBOR- BBA minus 2.25%	11/01/05	315
MSCI India Gross Dividends Reinvested	Morgan Stanley	5,000	3 Month USD LIBOR- BBA minus 2.00%	12/16/05	365
MSCI Korea Gross Dividends Reinvested	Morgan Stanley	5,662	3 Month USD LIBOR- BBA minus 2.25%	09/30/05	1,104
MSCI Mexico Free Gross Dividends Reinvested	Morgan Stanley	1,761	3 Month USD LIBOR- BBA minus 2.00%	03/10/05	270
MSCI Mexico Free Gross Dividends Reinvested	Morgan Stanley	600	3 Month USD LIBOR- BBA minus 3.00%	03/10/05	93
MSCI Mexico Free Gross Dividends Reinvested	Morgan Stanley	1,500	3 Month USD LIBOR- BBA minus 2.50%	08/09/05	65
MSCI Poland Total Return Index Swap	Merrill Lynch	4,069	3 Month USD LIBOR- BBA minus 2.50%	07/22/05	606
MSCI Poland Total Return Index Swap	Merrill Lynch	4,000	3 Month USD LIBOR- BBA minus 4.00%	06/22/05	815
MSCI Poland Gross Dividends Reinvested	Morgan Stanley	1,100	3 Month USD LIBOR- BBA minus 3.00%	01/13/06	217
MSCI Taiwan Index Price Return Index	Merrill Lynch	8,259	3 Month USD LIBOR- BBA minus 4.00%	06/02/05	751
MSCI Taiwan Index Price Return Index	Merrill Lynch	4,921	3 Month USD LIBOR- BBA minus 4.00%	08/08/05	112
MSCI Thailand Free Gross Dividends Reinvested	Morgan Stanley	9,488	3 Month USD LIBOR- BBA minus 2.25%	03/15/05	311
					5,427

See accompanying notes which are an integral part of the financial statements.

Emerging Markets Fund

11

SSgA
Emerging Markets Fund

Schedule of Investments, continued - February 28, 2005 (Unaudited)

Portfolio Summary	% of Net Assets
Austria	0.1
Brazil	7.9
Canada	0.4
China	3.6
Czech Republic	1.5
Egypt	1.5
Hong Kong	2.5
Hungary	2.6
India	0.7
Indonesia	3.5
Israel	1.4
Luxembourg	0.3
Malaysia	2.6
Mexico	8.1
Pakistan	0.3
Philippines	0.2
Poland	1.4
Russia	4.3
South Africa	8.0
South Korea	17.6
Taiwan	8.7
Thailand	4.6
Turkey	2.7
United Kingdom	1.2
United States	0.2
Preferred Stock	6.6
Long-Term Investments	3.1
Short-Term Investments	3.6
Other Securities	4.5
Total Investments	103.7
Other Assets and Liabilities Net	(3.7)
Net Assets	100.0
Futures Contracts	-	*
Foreign Currency Exchange Contracts	-	*
Index Swaps	0.5

* Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

Emerging Markets Fund

12

SSgA

International Stock Selection Fund

Shareholder Expense Example - February 28, 2005 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for both classes is from September 1, 2004 to February 28, 2005.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Redemption of shares of the Fund executed within 60 days of the date of purchase will be subject to a redemption fee equal to 2% of the amount redeemed. The fee is not included in the table below. If it was, the estimate of expenses paid during the period would be higher, and the ending amount value lower.

Institutional Class	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2004	$1,000.00	$1,000.00
Ending Account Value February 28, 2005	$1,219.69	$1,020.04
Expenses Paid During Period *	$5.50	$5.01

* Expenses are equal to the Fund's annualized expense ratio of 1.00% , multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Class R	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2004	$1,000.00	$1,000.00
Ending Account Value February 28, 2005	$1,216.71	$1,017.12
Expenses Paid During Period *	$8.74	$7.95

* Expenses are equal to the Fund's annualized expense ratio of 1.59% , multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

International Stock Selection Fund

13

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SSgA
International Stock Selection Fund

Schedule of Investments - February 28, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 98.2%
Australia - 2.7%
Qantas Airways, Ltd.	576,950	1,660
QBE Insurance Group, Ltd. (Ñ)	94,781	1,150
Santos, Ltd.	65,216	460
WMC Resources, Ltd.	237,474	1,428
		4,698
Austria - 1.5%
OMV AG	7,498	2,597
Belgium - 2.2%
Dexia (Æ)(Ñ)	79,836	1,897
KBC Group SA (Ñ)	21,678	1,824
		3,721
Denmark - 1.3%
William Demant Holding (Æ)(Ñ)	42,500	2,219
Finland - 1.7%
Nokia OYJ	179,041	2,911
France - 14.2%
Air France (Ñ)	89,386	1,697
Alcatel SA (Æ)(Ñ)	51,872	677
Assurance Generales de France (Ñ)	27,640	2,921
Axa SA (Æ)(Ñ)	53,486	1,438
BNP Paribas (Ñ)	40,802	2,961
Cap Gemini SA (Æ)(Ñ)	51,351	1,922
Christian Dior SA (Ñ)	13,932	999
France Telecom SA	65,771	1,986
Renault SA (Ñ)	13,556	1,228
Sanofi-Aventis (Ñ)	40,574	3,245
Schneider Electric SA (Æ)	17,351	1,385
Suez SA (Ñ)	43,577	1,180
Total SA (Ñ)	11,154	2,648
		24,287
Germany - 11.1%
Allianz AG (Æ)	16,163	2,046
BASF AG (Æ)	33,957	2,542
Continental AG	23,900	1,769
Deutsche Bank AG	19,136	1,680
Deutsche Telekom AG (Æ)(Ñ)	102,620	2,150
E.ON AG	27,969	2,517
Muenchener Rueckversicherungs-Gesellschaft AG (Æ)	20,357	2,515
SAP AG (Ñ)	10,725	1,742

	Principal Amount ($) or Shares	Market Value $
Stada Arzneimittel AG	24,835	825
Volkswagen AG	24,062	1,190
		18,976
Hong Kong - 1.8%
Cheung Kong Holdings, Ltd.	149,000	1,423
Sino Land Co. (Ñ)	1,280,000	1,141
Tencent Holdings, Ltd. (Æ)	689,000	451
		3,015
Italy - 1.3%
Banca Intesa SpA	287,145	1,407
ENI SpA	34,335	896
		2,303
Japan - 21.0%
Amada Co., Ltd.	221,000	1,450
Asahi Breweries, Ltd. (Ñ)	111,400	1,449
Chubu Electric Power Co., Inc. (Ñ)	49,500	1,184
Dai Nippon Printing Co., Ltd.	68,000	1,145
Daiichi Pharmaceutical Co., Ltd.	63,600	1,640
Hitachi, Ltd.	258,000	1,636
Itochu Corp. (Æ)	170,000	898
Japan Tobacco, Inc.	213	2,323
JFE Holdings, Inc.	29,400	906
Kawasaki Kisen Kaisha, Ltd. (Ñ)	229,000	1,717
Kuraray Co., Ltd.	223,000	2,031
Makita Corp. (Ñ)	50,000	955
Mazda Motor Corp. (Ñ)	336,000	1,160
Mitsubishi Corp. (Ñ)	185,500	2,529
Mitsubishi Electric Corp.	346,000	1,817
Mitsubishi Gas Chemical Co., Inc.	438,000	2,267
Mitsubishi Tokyo Financial Group, Inc.	141	1,287
Nippon Steel Corp.	679,000	1,871
Nippon Telegraph & Telephone Corp.	230	997
Nisshin Seifun Group, Inc.	136,000	1,484
Santen Pharmaceutical Co., Ltd.	97,500	2,117
Sekisui Chemical Co., Ltd.	156,000	1,158
Toshiba Corp. (Ñ)	146,000	642
Toyota Industries Corp. (Ñ)	43,600	1,189
		35,852
Netherlands - 4.1%
ING Groep NV	111,103	3,419
Koninklijke Philips Electronics NV	24,667	682
Royal Dutch Petroleum Co. (Ñ)	38,078	2,400
Unilever NV	8,449	563
		7,064

International Stock Selection Fund

15

SSgA
International Stock Selection Fund

Schedule of Investments, continued - February 28, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Norway - 0.7%
Norsk Hydro ASA	12,920	1,119
Spain - 3.7%
Banco Bilbao Vizcaya Argentaria SA (Æ)	112,749	1,951
Repsol YPF SA (Ñ)	100,938	2,748
Union Fenosa SA (Ñ)	59,450	1,708
		6,407
Sweden - 4.2%
Ainax AB	1,096	50
Nordea Bank AB	257,715	2,713
Telefonaktiebolaget LM Ericsson Class B (Æ)	250,800	741
TeliaSonera AB (Æ)(Ñ)	221,000	1,328
Volvo AB Class B (Ñ)	49,600	2,280
		7,112
Switzerland - 3.8%
Credit Suisse Group (Æ)(Ñ)	53,868	2,349
Nestle SA	3,920	1,089
UBS AG	35,076	3,047
		6,485
United Kingdom - 22.9%
Aviva PLC	118,039	1,470
BHP Billiton PLC	193,078	2,882
BP PLC	165,146	1,784
BT Group PLC	300,061	1,203
Enterprise Inns PLC	108,123	1,558
GlaxoSmithKline PLC	199,767	4,772
HBOS PLC	211,129	3,363
HSBC Holdings PLC	131,295	2,191
mmO2 PLC (Æ)	427,289	994
Next PLC	37,031	1,097
Reckitt Benckiser PLC	76,553	2,413
Reuters Group PLC	303,221	2,406
Royal Bank of Scotland Group PLC	85,943	2,945
SABMiller PLC	86,286	1,425
Scottish Power PLC	156,910	1,237
Somerfield PLC	392,652	1,419
Tate & Lyle PLC	90,515	907
Trinity Mirror PLC	147,318	1,957
Vodafone Group PLC	1,241,590	3,251
		39,274

	Principal Amount ($) or Shares	Market Value $
Total Common Stocks
(cost $135,260)		168,040
Long-Term Investments - 0.1%
Cayman Islands - 0.1%
MTI Capital Cayman, Ltd. Series REGS 0.500% due 10/01/07	39,000	224
Total Long-Term Investments (cost $312)		224
Short-Term Investments - 6.0%
United States - 6.0%
SSgA Prime Money Market Fund	10,353,767	10,354
Total Short-Term Investments (cost $10,354)		10,354
Other Securities - 24.9%
State Street Navigator Securities Prime Lending Portfolio (Ω)	42,554,853	42,555
Total Other Securities (cost $42,555)		42,555
Total Investments - 129.2% (identified cost $188,481)		221,173
Other Assets and Liabilities Net - (29.2%)		(50,038)
Net Assets - 100.0%		171,135

See accompanying notes which are an integral part of the financial statements.

International Stock Selection Fund

16

SSgA
International Stock Selection Fund

Schedule of Investments, continued - February 28, 2005 (Unaudited)

Amounts in thousands

Futures Contracts (Number of Contracts)	Notional Amount $	Unrealized Appreciation (Depreciation) $
Long Positions
MSCI Pan Euro Index (EMU) expiration date 03/05 (78)	1,870	(9)
TOPIX Index (Japan) expiration date 03/05 (7)	791	13
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)		4

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
USD	3,227	EUR	2,469	03/22/05	44
USD	1,598	GBP	845	03/22/05	24
USD	2,201	JPY	232,000	03/22/05	22
					90

Industry Diversification	% of Net Assets	Market Value $
Consumer Discretionary	10.3	17,834
Consumer Staples	8.8	15,025
Energy	8.6	14,652
Financials	27.5	47,190
Health Care	8.7	14,819
Industrials	10.4	17,766
Information Technology	5.3	9,126
Materials	7.0	11,895
Telecommunication Services	7.0	11,908
Utilities	4.6	7,825
Long-Term Investments	0.1	224
Short-Term Investments	6.0	10,354
Other Securities	24.9	42,555
Total Investments	129.2	221,173
Other Assets and Liabilities, Net	(29.2)	(50,038)
Net Assets	100.0	171,135
Geographic Diversification	% of Net Assets	Market Value $
Asia	4.5	7,712
Europe	49.9	85,203
Japan	20.9	35,850
United Kingdom	22.9	39,275
Long-Term Investments	0.1	224
Short-Term Investments	6.0	10,354
Other Securities	24.9	42,555
Total Investments	129.2	221,173
Other Assets and Liabilities, Net	(29.2)	(50,038)
Net Assets	100.0	171,135

See accompanying notes which are an integral part of the financial statements.

International Stock Selection Fund

17

SSgA
International Stock Selection Fund

Schedule of Investments, continued - February 28, 2005 (Unaudited)

Portfolio Summary	% of Net Assets
Australia	2.7
Austria	1.5
Belgium	2.2
Denmark	1.3
Finland	1.7
France	14.2
Germany	11.1
Hong Kong	1.8
Italy	1.3
Japan	21.0
Netherlands	4.1
Norway	0.7
Spain	3.7
Sweden	4.2
Switzerland	3.8
United Kingdom	22.9
Long-Term Investments	0.1
Short-Term Investments	6.0
Other Securities	24.9
Total Investments	129.2
Other Assets and Liabilities Net	(29.2)
Net Assets	100.0
Futures Contracts	-	*
Foreign Currency Exchange Contracts	0.1

* Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

International Stock Selection Fund

18

SSgA

International Growth Opportunities Fund

Shareholder Expense Example - February 28, 2005 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this fund is from September 1, 2004 to February 28, 2005.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Redemption of shares of the Fund executed within 60 days of the date of purchase will be subject to a redemption fee equal to 2% of the amount redeemed. The fee is not included in the table below. If it was, the estimate of expenses paid during the period would be higher, and the ending amount value lower.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2004	$1,000.00	$1,000.00
Ending Account Value February 28, 2005	$1,194.59	$1,019.55
Expenses Paid During Period *	$5.99	$5.51

* Expenses are equal to the Fund's annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

International Growth Opportunities Fund

19

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SSgA
International Growth Opportunities Fund

Schedule of Investments - February 28, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 98.8%
Australia - 1.6%
Coca-Cola Amatil, Ltd. (Ñ)	115,982	752
France - 10.5%
BNP Paribas (Ñ)	14,197	1,030
L'Oreal SA (Æ)(Ñ)	14,556	1,140
Renault SA (Æ)(Ñ)	4,916	445
Sanofi-Aventis (Ñ)	16,580	1,326
Total SA (Æ)(Ñ)	4,814	1,143
		5,084
Germany - 6.4%
E.ON AG (Æ)(Ñ)	11,953	1,075
SAP AG	6,491	1,055
Siemens AG (Æ)	12,020	943
		3,073
Hong Kong - 3.7%
Johnson Electric Holdings, Ltd. (Æ)	679,000	644
Sun Hung Kai Properties, Ltd. (Æ)	123,000	1,147
		1,791
Ireland - 4.5%
Allied Irish Banks PLC	30,818	663
Allied Irish Banks PLC	12,666	272
CRH PLC	33,580	940
CRH PLC	9,400	264
		2,139
Italy - 4.4%
ENI SpA (Æ) (Ñ)	42,443	1,107
Luxottica Group SpA (Æ)(Ñ)	19,434	411
Sanpaolo IMI SpA (Æ)(Ñ)	39,809	582
		2,100
Japan - 21.8%
Asahi Glass Co., Ltd. (Æ)	72,000	793
Bank of Yokohama, Ltd. (The) (Æ)	108,000	665
Dai Nippon Printing Co., Ltd. (Æ)	45,000	758
Eisai Co., Ltd. (Æ)	22,100	746
Fanuc, Ltd. (Æ)	15,600	1,027
Komatsu, Ltd. (Æ)	118,000	885
Mitsui Trust Holdings, Inc.	72,000	762
Nidec Corp.	3,900	475
Seven-Eleven Japan Co., Ltd. (Æ)(Ñ)	29,300	891
Sony Corp. (Ñ)	25,700	981
Sumitomo Mitsui Financial Group, Inc. (Æ)(Ñ)	169	1,174

	Principal Amount ($) or Shares	Market Value $
Toto, Ltd. (Æ)	73,000	630
Toyota Motor Corp.	18,800	732
		10,519
Netherlands - 5.0%
ING Groep NV	48,216	1,485
Royal Numico NV (Æ)	23,206	937
		2,422
Norway - 1.6%
Yara International ASA (Æ)	52,257	757
Singapore - 2.1%
Singapore Telecommunications, Ltd.	639,000	1,032
South Korea - 1.9%
Samsung Electronics Co., Ltd. GDR (Æ)(l)	5,238	911
Spain - 2.0%
Telefonica SA (Æ)	53,449	984
Switzerland - 7.4%
Credit Suisse Group (Æ)	20,945	913
Nestle SA	3,331	925
Roche Holding AG (Æ)(Ñ)	11,140	1,175
Swiss Reinsurance (Æ)	7,625	560
		3,573
Taiwan - 2.2%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	121,855	1,079
United Kingdom - 21.5%
Aviva PLC	61,392	765
BG Group PLC	99,114	778
BP PLC	157,957	1,707
Carnival PLC	8,091	465
GlaxoSmithKline PLC	61,916	1,480
Reed Elsevier PLC	136,892	1,393
Rio Tinto PLC	40,298	1,421
Royal Bank of Scotland Group PLC	37,359	1,280
Smith & Nephew PLC	102,978	1,060
		10,349
United States - 2.2%
Schlumberger, Ltd.	14,200	1,071
Total Common Stocks (cost $37,906)		47,636

International Growth Opportunities Fund

21

SSgA
International Growth Opportunities Fund

Schedule of Investments, continued - February 28, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Short-Term Investments - 1.2%
United States - 1.2%
SSgA Prime Money Market Fund	586,815	587
Total Short-Term Investments (cost $587)		587
Other Securities - 21.4%
State Street Navigator Securities Prime Lending Portfolio (½)	10,301,216	10,301
Total Other Securities (cost $10,301)		10,301
Total Investments - 121.4% (identified cost $48,794)		58,524
Other Assets and Liabilities Net - (21.4%)		(10,311)
Net Assets - 100.0%		48,213

Industry Diversification	% of Net Assets	Market Value $
Consumer Discretionary	9.6	4,646
Consumer Staples	9.6	4,645
Energy	12.0	5,806
Financials	23.5	11,298
Health Care	12.0	5,786
Industrials	9.6	4,616
Information Technology	7.4	3,571
Materials	8.7	4,177
Telecommunication Services	4.2	2,016
Utilities	2.2	1,075
Short-Term Investments	1.2	587
Other Securities	21.4	10,301
Total Investments	121.4	58,524
Other Assets and Liabilities, Net	(21.4)	(10,311)
Net Assets	100.0	48,213
Geographic Diversification	% of Net Assets	Market Value $
Asia	11.5	5,565
Europe	41.8	20,134
Japan	21.8	10,519
Other	2.2	1,071
United Kingdom	21.5	10,347
Short-Term Investments	1.2	587
Other Securities	21.4	10,301
Total Investments	121.4	58,524
Other Assets and Liabilities, Net	(21.4)	(10,311)
Net Assets	100.0	48,213

See accompanying notes which are an integral part of the financial statements.

International Growth Opportunities Fund

22

SSgA
International Growth Opportunities Fund

Schedule of Investments, continued - February 28, 2005 (Unaudited)

Portfolio Summary	% of Net Assets
Australia	1.6
France	10.5
Germany	6.4
Hong Kong	3.7
Ireland	4.5
Italy	4.4
Japan	21.8
Netherlands	5.0
Norway	1.6
Singapore	2.1
South Korea	1.9
Spain	2.0
Switzerland	7.4
Taiwan	2.2
United Kingdom	21.5
United States	2.2
Short Term Investments	1.2
Other Securities	21.4
Total Investments	121.4
Other Assets and Liabilities, Net	(21.4)
Net Assets	100.0

See accompanying notes which are an integral part of the financial statements.

International Growth Opportunities Fund

23

SSgA

International Equity Funds

Notes to Schedules of Investments - February 28, 2005 (Unaudited)

Footnotes

(Æ)	Nonincome-producing security.
(Ê)	Adjustable or floating rate security.
(§)	Held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.
(å)	Cash collateral balances were held in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund. See Note 2.
(ÿ)	Rate noted is yield-to-maturity from date of acquisition.
(ç)	Fair value is at amortized cost, which approximates market.
(Ú)	This security has been fair valued in accordance with Board approved pricing policy. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized.
(Ñ)	All or a portion of the shares of this security are on loan.
(l)	Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
(Ω)	Affiliate; The security is purchased with the cash collateral from the securities loaned.

Abbreviations

ADR - American Depositary Receipt
GDR - Global Depositary Receipt
ADS - American Depositary Share
CVO - Contingent Value Obligation
144A - Represents private placement security for qualified buyers according to rule 144A of the Securities Act of 1933.
GDS - Global Depositary Share
LIBOR - London Interbank Offered Rate
PIK - Payment in Kind

Foreign Currency Abbreviations

ARS - Argentine peso
AUD - Australian dollar
BRL - Brazilian real
CAD - Canadian dollar
CHF - Swiss franc
CLP - Chilean peso
CNY - Chinese renminbi yuan
COP - Colombian peso
CRC - Costa Rica colon
CZK - Czech koruna
DKK - Danish krone
EGP - Egyptian pound
EUR	-	Euro
GBP - British pound sterling
HKD - Hong Kong dollar
HUF - Hungarian forint
IDR - Indonesian rupiah
IEP - Irish pundt
ILS - Israeli shekel
INR - Indian rupee
ITL - Italian lira
JPY - Japanese yen
KES - Kenyan schilling
KRW - South Korean won
MXN - Mexican peso
MYR - Malaysian ringgit
PEN - Peruvian nouveau sol
PHP - Philippine peso
PLN - Polish zloty
RUB - Russian ruble
SEK - Swedish krona
SGD - Singapore dollar
SKK - Slovakian koruna
THB	-	Thai baht
TRY - Turkish lira
USD - United States dollar
VEB - Venezuelan bolivar
VND - Vietnam dong
ZAR - South African rand

Notes to Schedule of Investments

24

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SSgA
International Equity Funds

Statement of Assets and Liabilities - February 28, 2005 (Unaudited)

Amounts in thousands	Emerging Markets Fund	International Stock Selection Fund	International Growth Opportunities Fund
Assets
Investments, at identified cost	$712,559	$188,481	$48,794
Investments, at market*	1,058,995	221,173	58,524
Cash	29	-	-
Cash (restricted)	1,568	639	-
Foreign currency holdings**	1,140	109	25
Unrealized appreciation on foreign currency exchange contracts	200	90	-
Receivables:
Dividends and interest	4,839	234	77
Dividends from affiliated money market funds	50	12	2
Investments sold	-	12,773	-
Fund shares sold	3,754	1,403	92
Foreign taxes recoverable	-	14	10
From Advisor	1	26	19
Daily variation margin on futures contracts	-	14	-
Prepaid expenses	2	12	3
Unrealized appreciation on index swap contracts	5,427	-	-
Total assets	1,076,005	236,499	58,752
Liabilities
Payables:
Investments purchased	3,250	19,964	-
Fund shares redeemed	1,684	2,689	140
Accrued fees to affiliates	867	115	59
Other accrued expenses	63	41	39
Deferred tax liability	1,831	-	-
Unrealized depreciation on foreign currency exchange contracts	19	-	-
Payable upon return of securities loaned	46,891	42,555	10,301
Total liabilities	54,605	65,364	10,539
Net Assets	$1,021,400	$171,135	$48,213
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$1,310	$(442)	$(74)
Accumulated net realized gain (loss)	16,983	2,730	(47,938)
Unrealized appreciation (depreciation) on:
Investments (Emerging Markets Fund - net of foreign capital gains taxes)	344,605	32,692	9,730
Futures contracts	305	4	-
Index swap contracts	5,427	-	-
Foreign currency-related transactions	374	118	3
Shares of beneficial interest	61	17	5
Additional paid-in capital	652,335	136,016	86,487
Net Assets	$1,021,400	$171,135	$48,213

See accompanying notes which are an integral part of the financial statements.

Statement of Assets and Liabilities

26

SSgA
International Equity Funds

Statement of Assets and Liabilities, continued - February 28, 2005 (Unaudited)

	Emerging Markets Fund	International Stock Selection Fund	International Growth Opportunities Fund
Net Asset Value, offering and redemption price per share:
Net asset value per share: Institutional Class***	$16.66	$10.16	$9.99
Net assets	$1,021,400,258	$171,055,669	$48,212,712
Shares outstanding ($.001 par value)	61,297,884	16,833,368	4,827,737
Net asset value per share: Class R***	$-	$10.13	$-
Net assets	$-	$79,607	$-
Shares outstanding ($.001 par value)	-	7,858	-
Amounts in thousands
* Securities on loan included in investments	$45,711	$40,647	$9,822
** Foreign currency holdings - cost	$1,123	$105	$24

***  Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Statement of Assets and Liabilities

27

SSgA
International Equity Funds

Statement of Operations - For the Period Ended February 28, 2005 (Unaudited)

Amounts in thousands	Emerging Markets Fund	International Stock Selection Fund	International Growth Opportunities Fund
Investment Income
Dividends	$9,525	$898	$270
Dividends from affiliated money market funds	86	41	9
Interest	352	1	-
Securities lending income	58	44	20
Less foreign taxes withheld	(1,290)	(92)	(23)
Total investment income	8,731	892	276
Expenses
Advisory fees	3,050	541	241
Administrative fees	285	65	37
Custodian fees	889	128	70
Distribution fees	383	25	24
Transfer agent fees	66	37	20
Professional fees	40	21	18
Registration fees	18	11	7
Shareholder servicing fees	390	22	29
Trustees' fees	12	7	7
Insurance fees	5	1	1
Printing fees	21	10	10
Miscellaneous	4	2	2
Expenses before reductions	5,163	870	466
Expense reductions	(80)	(149)	(113)
Net expenses	5,083	721	353
Net investment income (loss)	3,648	171	(77)
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (Emerging Markets Fund - net of foreign capital gains taxes)	18,723	6,609	5,590
Futures contracts	(149)	322	-
Index swap contracts	7,053	-	-
Foreign currency-related transactions	187	149	(13)
Net realized gain (loss)	25,814	7,080	5,577
Net change in unrealized appreciation (depreciation) on:
Investments (Emerging Markets Fund - net of deferred tax liability for foreign capital gains taxes)	230,770	21,471	5,534
Futures contracts	301	14	-
Index swap contracts	4,759	-	-
Foreign currency-related transactions	88	130	(1)
Net change in unrealized appreciation (depreciation)	235,918	21,615	5,533
Net realized and unrealized gain (loss)	261,732	28,695	11,110
Net Increase (Decrease) in Net Assets from Operations	$265,380	$28,866	$11,033

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

28

SSgA
International Equity Funds

Statement of Changes in Net Assets

	Emerging Markets Fund		International Stock Selection Fund		International Growth Opportunities Fund
Amounts in thousands Six Months	Ended February 28, 2005 (Unaudited)	Six Months Fiscal Year Ended August 31, 2004	Ended February 28, 2005 (Unaudited)	Six Months Fiscal Year Ended August 31, 2004	Ended February 28, 2005 (Unaudited)	Fiscal Year Ended August 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,648	$9,486	$171	$1,831	$(77)	$553
Net realized gain (loss)	25,814	64,577	7,080	16,267	5,577	5,306
Net change in unrealized appreciation (depreciation)	235,918	31,576	21,615	6,438	5,533	852
Net increase (decrease) in net assets from operations	265,380	105,639	28,866	24,536	11,033	6,711
Distributions
From net investment income	(10,594)	(12,832)	(2,814)	(1,780)	(1,091)	(791)
From realized gain	(23,057)	-	-	-	-	-
Net decrease in net assets from distributions	(33,651)	(12,832)	(2,814)	(1,780)	(1,091)	(791)
Share Transactions
Net increase (decrease) in net assets from share transactions	91,778	91,017	20,551	1,892	(21,146)	(21,892)
Total Net Increase (Decrease) in Net Assets	323,507	183,824	46,603	24,648	(11,204)	(15,972)
Net Assets
Beginning of period	697,893	514,069	124,532	99,884	59,417	75,389
End of period	$1,021,400	$697,893	$171,135	$124,532	$48,213	$59,417
Undistributed (overdistributed) net investment income included in net assets	$1,310	$8,256	$(442)	$2,201	$(74)	$1,094

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

29

SSgA
International Equity Funds

Financial Highlights - For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)	$ Net Realized and Unrealized Gain (Loss)	$ Total Income from Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Total Distributions
Emerging Markets Fund
February 28, 2005*	12.72	.06	4.48	4.54	(.19)	(.41)	(.60)
August 31, 2004	10.80	.18	2.00	2.18	(.26)	-	(.26)
August 31, 2003	8.68	.14	2.01	2.15	(.03)	-	(.03)
August 31, 2002	8.31	.09	.28	.37	-	-	-
August 31, 2001	11.37	.14	(3.13)	(2.99)	(.07)	-	(.07)
August 31, 2000	10.47	.09	1.04	1.13	(.23)	-	(.23)
International Stock Selection Fund
Institutional Class
February 28, 2005*	8.51	.01	1.83	1.84	(.19)	-	(.19)
August 31, 2004	6.97	.12	1.55	1.67	(.13)	-	(.13)
August 31, 2003	6.32	.10	.62	.72	(.07)	-	(.07)
August 31, 2002	7.42	.08	(1.14)	(1.06)	(.04)	-	(.04)
August 31, 2001	10.87	.09	(2.28)	(2.19)	-	(1.26)	(1.26)
August 31, 2000	10.37	.09	.54	.63	(.13)	-	(.13)
Class R
February 28, 2005*	8.51	(.04)	1.85	1.81	(.19)	-	(.19)
August 31, 2004(1)	8.08	.05	.38	.43	-	-	-
International Growth Opportunities Fund
February 28, 2005*	8.51	(.01)	1.64	1.63	(.15)	-	(.15)
August 31, 2004	7.76	.07	.79	.86	(.11)	-	(.11)
August 31, 2003	7.30	.06	.44	.50	(.04)	-	(.04)
August 31, 2002	9.15	.04	(1.85)	(1.81)	(.04)	-	(.04)
August 31, 2001	14.37	.05	(4.50)	(4.45)	(.06)	(.71)	(.77)
August 31, 2000	11.31	.07	3.17	3.24	(.08)	(.10)	(.18)

*  For the six months ended February 28, 2005.

(1)  For the period May 14, 2004 (commencement of sale) to August 31, 2004.

(a)   Average month-end shares outstanding were used for this calculation.

(b)   Periods less than one year are not annualized.

(c)   May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements. The custody credit arrangements had an impact of less than .005%.

(d)   The ratios for periods less than one year are annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

30

	$ Net Asset Value, End of Period	% Total Return(b)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(c)(d)	% Ratio of Expenses to Average Net Assets, Gross(d)	% Ratio of Net Investment Income to Average Net Assets(c)(d)	% Portfolio Turnover Rate(b)
Emerging Markets Fund
February 28, 2005*	16.66	37.16	1,021,400	1.25	1.27	.90	25.27
August 31, 2004	12.72	20.38	697,893	1.25	1.40	1.44	64.36
August 31, 2003	10.80	24.95	514,069	1.25	1.35	1.59	88.02
August 31, 2002	8.68	4.45	382,343	1.25	1.44	.98	92.10
August 31, 2001	8.31	(26.39)	334,217	1.25	1.47	1.48	49.97
August 31, 2000	11.37	11.05	395,926	1.25	1.38	.89	55.62
International Stock Selection Fund
Institutional Class
February 28, 2005*	10.16	21.97	171,055	1.00	1.21	.24	30.67
August 31, 2004	8.51	24.19	124,521	1.00	1.24	1.50	78.44
August 31, 2003	6.97	11.55	99,884	1.00	1.28	1.65	70.08
August 31, 2002	6.32	(14.32)	71,135	1.00	1.31	1.20	49.55
August 31, 2001	7.42	(21.64)	78,626	1.00	1.33	1.06	85.14
August 31, 2000	10.87	6.09	105,645	1.00	1.28	.79	64.05
Class R
February 28, 2005*	10.13	21.67	80	1.59	1.80	(.96)	30.67
August 31, 2004(1)	8.51	5.32	11	.91	1.34	1.84	78.44
International Growth Opportunities Fund
February 28, 2005*	9.99	19.46	48,213	1.10	1.45	(.24)	41.89
August 31, 2004	8.51	11.17	59,417	1.10	1.43	.83	58.46
August 31, 2003	7.76	6.86	75,389	1.10	1.47	.92	48.92
August 31, 2002	7.30	(19.84)	95,761	1.10	1.25	.46	55.35
August 31, 2001	9.15	(32.28)	111,216	1.10	1.22	.41	39.14
August 31, 2000	14.37	28.82	137,639	1.10	1.16	.48	45.76

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

31

SSgA

International Equity Funds

Notes to Financial Statements - February 28, 2005 (Unaudited)

1.  Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 26 investment portfolios, referred to as "the Funds", which are in operation as of February 28, 2005. These financial statements report on three Funds, the SSgA Emerging Markets Fund, International Stock Selection Fund and the International Growth Opportunities Fund, each which has distinct investment objectives and strategies. Each Fund is a no-load, open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value. Effective July 31, 2003 the Funds began offering Class R Shares. Each share class has different distribution and shareholder servicing fee arrangements. Class R shares of the SSgA Funds may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the SSgA Funds to offer shares. The third party may be a retirement plan administrator, bank, broker or advisor.

2.  Significant Accounting Policies

The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

Securities traded on a foreign national securities exchange or an over the counter market (foreign or domestic) are valued on the basis of the official closing price. Securities traded on a domestic securities exchange or where markets do not offer an official closing price, are valued at the last sale price. In the absence of an official closing or last sale price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the market value of such securities. Futures contracts are valued on the basis of the last sale price. Index contract swaps are valued on the basis of the daily closing value of the underlying securities. Investments in other mutual funds are valued at the net asset value per share.

Short-term instruments purchased by the Funds and maturing within 60 days at the time of purchase are valued at "amortized cost" unless the Board of Trustees determines that amortized cost does not represent fair value.

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the SSgA Funds will use the security's fair value, as determined in accordance with Fair Value Procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Funds' Board of Trustees believes reflects fair value. There can be no assurance that the Funds' net asset value fairly reflects security values as of the time of pricing when using the Fair Value Procedures to price the Funds' securities. Events or circumstances affecting the values of fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of fund shares is determined may be reflected in the calculation of net asset values for each applicable fund when a particular event or circumstance would materially affect such fund's net asset value.

Because foreign securities can trade on days on which the New York Stock Exchange is not open for regular trading, the net asset value of a fund's portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

Securities Transactions

Securities transactions are recorded on the trade date basis. Realized gains and losses from the securities transactions are recorded on the basis of identified cost.

Investment Income

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon thereafter as the Funds are informed of the ex-dividend date. Interest income is recorded daily on the accrual basis.

Notes to Financial Statements

32

SSgA
International Equity Funds

Notes to Financial Statements, continued - February 28, 2005 (Unaudited)

Taxes

Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

It is the Funds' intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires each Fund to distribute all of its taxable income. Therefore, the Funds paid no federal income taxes and no federal income tax provision was required.

The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

At August 31, 2004, the following Funds had net tax basis capital loss carryovers, which may be applied against any realized net taxable gains in each succeeding year or until their expiration dates, whichever occurs first:

	Expiration Year
	08/31/2009	08/31/2010	08/31/2011	08/31/2012
International Stock Selection	$-	$-	$4,285,811	$-
International Growth Opportunities	1,560,006	14,599,590	18,072,455	18,722,775

As of February 28, 2005, the Funds' aggregate cost of investments and the composition of unrealized appreciated and depreciation of investment securities for federal income tax purposes are as follows:

	Emerging Markets	International Stock Selection	International Growth Opportunities
Cost of Investments for Tax Purposes	$719,065,739	$189,167,472	$49,315,087
Gross Tax Unrealized Appreciation	344,248,728	32,964,518	9,426,974
Gross Tax Unrealized Depreciation	(4,319,254)	(958,863)	(218,368)
Net Tax Unrealized Appreciation (Depreciation)	$339,929,474	$32,005,655	$9,208,606

Dividends and Distributions to Shareholders

Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. The Funds declare and pay dividends annually. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

The amount and character of income and gains to be distributed are determined in accordance with federal tax regulations which may differ from net investment income and realized gains recognized for financial statement purposes ("GAAP"). Permanent differences between book and tax accounting are reclassified to paid-in-capital. The differences between federal tax regulations and GAAP relate primarily to investments in swaps, futures, forward contracts, passive foreign investment companies, foreign denominated investments, and certain securities sold at a loss.

Expenses

Most expenses can be directly attributed to each Fund. Expenses of the Investment Company which cannot be directly attributed such as Trustee fees, insurance, legal, and other expenses will be allocated among all Funds based principally on their relative net assets.

The International Stock Selection Fund offers Class R Shares. All share classes have identified voting, dividend, liquidation and other rights and the same terms and conditions. The separate classes of shares differ principally in the applicable distribution fees and shareholder servicing fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), net investment income, and expenses with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Redemption Fees

To discourage short-term trading, redemptions (including exchanges) of shares of Emerging Markets Fund, International Stock Selection Fund, and International Growth Opportunities Fund executed within 60 days of the date of purchase will be subject

Notes to Financial Statements

33

SSgA
International Equity Funds

Notes to Financial Statements, continued - February 28, 2005 (Unaudited)

to a redemption fee equal to 2% of the amount redeemed. All redemption fees will be paid directly to the applicable Fund. Redemption of shares acquired as a result of reinvesting distributions are not subject to the redemption fee. As of the period ended February 28, 2005, the Emerging Markets Fund, International Stock Selection Fund, and the International Growth Opportunities Fund earned $56,262, $6,246 and $3,620, respectively in redemption fees. Shares of the Funds held by the SSgA Life Solutions Funds are not subject to the redemption fee.

Foreign Currency Translations

The books and records of the Funds are maintained in US dollars. Foreign currency amounts and transactions of the Funds are translated into US dollars on the following basis:

(a)  Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

(b)  Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

Reported net realized gains or losses from foreign currency-related transactions arise from sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the US dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities resulting from changes in the exchange rates.

It is not practical to isolate that portion of the results of operations of a Fund that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the period. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

Capital Gains Taxes

The Emerging Markets Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which they invest. This Fund has recorded a deferred tax liability in respect of unrealized appreciation on foreign securities for potential capital gains and repatriation taxes at February 28, 2005. The accrual for capital gains and repatriation taxes is included in net unrealized appreciation/(depreciation) on investments in the Statement of Assets and Liabilities for the Fund. The amounts related to capital gain taxes are included in net realized gain (loss) on investments in the Statements of Operations for the fund.

Fund	Deferred Tax Liability	Capital Gain Taxes
Emerging Markets Fund	$1,830,989	$2,314,772

Derivatives

To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds' Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, forwards, structured notes and stripped securities. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment strategies.

The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by the Funds through the use of options and futures to earn "market-like" returns with the Funds' excess and liquidity reserve cash balances. Hedging is used by a Fund to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in the Funds. By purchasing certain instruments, the Funds can more effectively achieve the desired portfolio characteristics that assist in meeting the Funds' investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

Foreign Currency Exchange Contracts

In connection with portfolio purchases and sales of securities denominated in a foreign currency, the Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts ("contracts"). Additionally, from time to time

Notes to Financial Statements

34

SSgA
International Equity Funds

Notes to Financial Statements, continued - February 28, 2005 (Unaudited)

the Funds may enter into contracts to hedge certain foreign currency-denominated assets. Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that are recognized in the accompanying Statement of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions. Open forward currency exchange contracts at February 28, 2005 are presented in the accompanying Schedules of Investments.

Futures Contracts

The Funds are currently utilizing exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market or inability of counterparties to meet the terms of their contract. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. As of February 28, 2005, the cash collateral balances held in connection with futures contracts purchased (sold) were as follows:

Cash Collateral

Emerging Markets	$1,568,096
International Stock Selection	638,842

Index Swaps

The Emerging Markets Fund has entered into index swap agreements in order to efficiently participate in certain foreign markets. Pursuant to these agreements, the Fund pays the swap counterparties based on the notional amount an agreed upon rate (e.g., the 12-month USD LIBOR BBA rate). During the terms of the agreements, changes in the underlying values of the swaps are recorded as unrealized gain (loss) and are based on changes in the value of the underlying index or security. The underlying index or security is valued at the published daily closing price. Accrued interest expense to be paid to the swap counterparties or accrued interest income to be paid to the Fund, at the agreed upon dates, are recognized as unrealized gain (loss). Amounts paid to and received from the swap counterparties representing capital appreciation and depreciation on the underlying securities and accrued interest expense and interest income are recorded as net realized gain (loss). The Fund is exposed to credit risk in the event of non-performance by the swap counterparties; however, the Fund does not anticipate non-performance by the counterparties. The Fund has segregated certain short-term investments (identified in the accompanying Schedule of Investments) as collateral for the notional amount under the index swap agreements.

Investment in Emerging Markets

Investing in emerging markets may involve special risks and considerations not typically associated with investing in the United States markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.

3.  Investment Transactions

Securities

For the period ended February 28, 2005, purchases and sales of investment securities, excluding short-term investments, aggregated to the following:

Funds	Purchases	Sales
Emerging Markets	$243,985,683	$197,303,854
International Stock Selection	62,622,844	43,754,569
International Growth Opportunities	26,078,418	47,970,330

Notes to Financial Statements

35

SSgA
International Equity Funds

Notes to Financial Statements, continued - February 28, 2005 (Unaudited)

Securities Lending

The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 331/3% of its total assets to certain brokers. The Funds receive cash (U.S. currency), U.S. Government or U.S. Government agency obligations as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral shall be invested by State Street Bank and Trust Company ("State Street") in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. The collateral received is recorded on the Funds' statement of assets and liabilities along with the related obligation to return the collateral. At period end, the cash collateral is invested in the State Street Navigator Securities Prime Lending Portfolio, an affiliated money market fund.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Funds and State Street and is recorded as securities lending income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Funds negotiated lenders' fees, which are divided between the Fund and State Street and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan and is intended to be at that level during the period of the loan. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing. As of February 28, 2005, the value of outstanding securities on loan and the value of collateral amounted as follows:

Funds	Value of Securities on Loan	Value of Cash Collateral
Emerging Markets	$45,711,081	$46,891,288
International Stock Selection	40,646,627	42,554,853
International Growth Opportunities	9,822,103	10,301,216

4.  Related Parties

Adviser

The Investment Company has an investment advisory agreement with the Adviser. The Adviser is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. The Adviser and other advisory affiliates of State Street make up State Street Global Advisors, the investment management arm of State Street and its affiliated companies, which directs the investments of the Funds in accordance with their investment objectives, policies, and limitations. For these services, the Funds pay a fee to the Adviser, calculated daily and paid monthly, at the annual rate of .75% of their average daily net assets.

If the total expenses of both the Institutional Class and Class R are above their respective caps, the Adviser will waive its Advisory fee for both Institutional and Class R in an equal amount to reduce the total expenses to the level of the cap in effect for the Institutional class. If thereafter the total expenses for Class R remain above the total expense cap in effect for Class R, then the Distributor will waive up to .70% of the average daily net assets of the Distribution and Service (12b-1) Fee to further reduce the total expenses of Class R to the level of its cap. If after waiving the full .70% of the average daily net assets of Class R remains above the total expense cap, then the Adviser will reimburse Class R for all expenses to the level of the cap. If only Class R is above its respective expense cap, then the Distributor will waive up to .70% of its average daily net assets of Class R.

The Adviser has contractually agreed to reimburse the Emerging Markets Fund for all expenses in excess of 1.25% of its average daily net assets on an annual basis (exclusive of non-recurring account fees and extraordinary expenses). The total amount of the reimbursement for the period ended February 28, 2005 was $77,860.

The Adviser has contractually agreed to reimburse the International Stock Selection Fund Institutional Class and Class R for all expenses in excess of 1.00% and 1.50%, respectively, of each class' average daily net assets on an annual basis (exclusive of non-recurring account fees and extraordinary expenses). The total amount of reimbursement for the period ended February 28, 2005 was $148,594 for the Institutional Class and $102 for Class R.

The Adviser has contractually agreed to reimburse the International Growth Opportunities Fund for all expenses in excess of 1.10% of its average daily net assets on an annual basis (exclusive of non-recurring account fees and extraordinary expenses). The total amount of the reimbursement for the period ended February 28, 2005 was $113,137.

Notes to Financial Statements

36

SSgA
International Equity Funds

Notes to Financial Statements, continued - February 28, 2005 (Unaudited)

The Adviser does not have the ability to recover amounts waived or reimbursed from prior periods.

The Adviser also has a contract with State Street to provide custody and fund accounting services to the Funds. For these services, the Funds pay State Street asset-based fees that vary according to the number of positions and transactions plus out-of-pocket expenses.

The Funds are permitted to invest their cash reserves (i.e. monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the SSgA Prime Money Market Fund ("Central Fund") (a series of the Investment Company not presented herein). Shares of the Central Fund sold to and redeemed from any participating fund will not be subject to a redemption fee, distribution fee or service fee. If Central Fund shares sold to or redeemed from a participating fund are subject to any such distribution or service fee, the Adviser will waive its advisory fee for each participating fund in an amount that offsets the amount of such distribution and/or service fees incurred by the participating fund. As of February 28, 2005, $38,891,594 of the Prime Money Market Fund's net assets represents investments by these Funds, and $676,188 represents the investments of other affiliated Funds not presented herein.

State Street also serves as the transfer, dividend paying, and shareholder servicing agent to the Funds. For these services, the Funds pay an annual fee, an additional charge for each account, plus out-of-pocket expenses. State Street has entered into an agreement with Boston Financial Data Services, Inc. (BFDS) under which BFDS serves as sub-transfer agent. In addition, the Funds have entered into arrangements with State Street whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Funds' expenses. During the period, the Funds' custodian fees were reduced by the following under these arrangements:

Funds	Amount Paid
Emerging Markets	$1,996
International Stock Selection	13
International Growth Opportunities	226

Administrator

The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator"), a wholly-owned subsidiary of Frank Russell Company (a subsidiary of The Northwestern Mutual Life Insurance Company), under which the Administrator supervises certain non-portfolio investment aspects of the Investment Company's operations, such as the Funds' regulatory filings, accounting, taxation, compliance, valuation and offering documents. The Funds pay the Administrator an annual fee, payable monthly on a pro rata basis. The annual fee is based on the following percentages of the average daily net assets of the Funds: $0 up to $1 billion - .07%; over $1 billion - .05%. In addition, the Administrator charges a flat fee of $30,000 per year per fund on each fund with less than $500 million in assets under management. In addition, the Fund reimburses the Administrator for out-of-pocket expenses.

Distributor and Shareholder Servicing

The Investment Company has distribution agreements with State Street Global Markets, LLC (the "Distributor"), which is a wholly-owned subsidiary of State Street Corporation, to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

Institutional Class

The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

The Funds have Shareholder Service Agreements with State Street and the following entities related to State Street: State Street Global Markets LLC ("Global Markets"), Fiduciary Investors Services Division of State Street ("Fiduciary Investors Services"), High Net Worth Services Division of State Street ("High Net Worth Services") and CitiStreet LLC ("CitiStreet") (collectively the "Agents"), as well as several unaffiliated services providers. For these services, each institutional class pays .025% to State Street, and a maximum of .175% to each of the other named affiliated Agents, based upon the average daily value of all

Notes to Financial Statements

37

SSgA
International Equity Funds

Notes to Financial Statements, continued - February 28, 2005 (Unaudited)

institutional class shares held by or for customers of these Agents. For the period ended February 28, 2005, each institutional class paid the following shareholder servicing expenses to affiliated service providers:

Funds	State Street	Global Markets	CitiStreet
Emerging Markets	$101,669	$2,703	$70,083
International Stock Selection	18,007	612	1,249
International Growth Opportunities	8,016	17,895	6,217

Each institutional class did not incur any expenses from Fiduciary Investors Services and High Net Worth Services during the period.

The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets of each institutional class on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets of the class on an annual basis. Costs that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The class' responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the class' shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The institutional class will not be obligated to reimburse the Distributor for carryover expense subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of February 28, 2005.

Class R

The Investment Company has a Distribution Plan with respect to the Class R Shares pursuant to Rule 12b-1 (the R Plan) under the 1940 Act. The R Plan allows a fund to pay fees for the sale and distribution of fund shares and for services provided to shareholders by the Distributor or other financial intermediaries. Payments to the Distributor for distribution, marketing, shareholder and administrative services provided to a fund by the Distributor or a financial intermediary are not permitted by the R Plan to exceed 0.70% of a class' average daily net asset value on an annual basis. The Distributor pays financial intermediaries for shareholder and administrative services provided to a fund out of the fee the Distributor receives from the fund. Fees paid to the financial intermediaries providing these services are not permitted by the R Plan to exceed 0.65% of a class' average daily net asset value on an annual basis. Any payments that are required to be made to the Distributor or financial intermediaries that cannot be made because of the limitations contained in the R Plan may be carried forward and paid in the following two fiscal years so long as the R Plan is in effect.

Under the R Plan, the Funds have a distribution agreement with Global Markets. For these services, Class R pays Global Markets 0.05% of the daily net asset value. For the period ended February 28, 2005, this amounted to $24 for the International Stock Selection Fund.

Board of Trustees

The Investment Company paid each Trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for board and committee meetings attended. These expenses are allocated among all of the funds of the Investment Company, except for Life Solutions Funds, based upon their relative net assets.

Each Fund has adopted a Deferred Compensation Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustee fees payable. The deferred fees remain invested in certain SSgA Funds until distribution in accordance with the Deferral Plan.

Accrued fees payable to affiliates and trustees as of February 28, 2005 were as follows:

	Emerging Markets	International Stock Selection	International Growth Opportunities
Advisory fees	$545,010	$93,434	$33,872
Administration fees	53,110	11,505	5,731
Custodian fees	17,370	-	5,073
Distribution fees	101,647	248	998
Shareholder servicing fees	135,707	3,160	1,982
Transfer agent fees	13,214	4,920	9,540
Trustees' fees	1,034	1,881	2,002
	$867,092	$115,148	$59,198

Notes to Financial Statements

38

SSgA
International Equity Funds

Notes to Financial Statements, continued - February 28, 2005 (Unaudited)

Beneficial Interest

As of February 28, 2005, the following table includes shareholders (one of which was also an affiliate of the Investment Company) with shares of beneficial interest of greater than 10% of the total outstanding shares of each respective Fund:

Funds	# of Shareholders	%
Emerging Markets	2	42.1
International Stock Selection	1	12.0
International Growth Opportunities	2	56.6

5.  Fund Share Transactions

	(amounts in thousands) For the Periods Ended
	Shares		Dollars
Emerging Markets Fund	February 28, 2005	August 31, 2004	February 28, 2005	August 31, 2004
Proceeds from shares sold	11,025	22,597	$160,396	$280,799
Proceeds from reinvestment of distributions	2,375	974	30,973	10,963
Payments for shares redeemed	(6,980)	(16,279)	(99,591)	(200,745)
Total net increase (decrease)	6,420	7,292	$91,778	$91,017
International Stock Selection Fund
Institutional Class
Proceeds from shares sold	4,259	4,925	$40,160	$39,679
Proceeds from reinvestment of distributions	97	71	852	525
Payments for shares redeemed	(2,148)	(4,712)	(20,520)	(38,322)
	2,208	284	$20,492	$1,882
Class R
Proceeds from shares sold	34	1	$322	$10
Proceeds from reinvestment of distributions	-	-	-	-
Payments for shares redeemed	(27)	-	(263)	-
	7	1	59	10
Total net increase (decrease)	2,215	285	$20,551	$1,892
International Growth Opportunities Fund
Proceeds from shares sold	1,444	3,418	$13,102	$29,588
Proceeds from reinvestment of distributions	111	61	955	490
Payments for shares redeemed	(3,708)	(6,208)	(35,203)	(51,970)
Total net increase (decrease)	(2,153)	(2,729)	$(21,146)	$(21,892)

6.  Interfund Lending Program

The Funds and all other funds of the Investment Company received from the Securities and Exchange Commission an exemptive order to establish and operate an interfund credit facility. This allows the Funds to directly lend to and borrow money from the SSgA Money Market Fund for temporary purposes in accordance with certain conditions. The Funds will borrow through the program only when the returns are higher than those available from an investment in repurchase agreements or short term reserves. The borrowing Funds are charged the average of the current repo rate and the bank loan rate. The Funds will borrow

Notes to Financial Statements

39

SSgA
International Equity Funds

Notes to Financial Statements, continued - February 28, 2005 (Unaudited)

through the Interfund Lending Program only when the costs are equal to or lower than the cost of bank loans. Miscellaneous expense on the Statement of Operations of the International Growth Opportunities Fund includes $546 paid under the Interfund Lending Program for the period ended February 28, 2005.

7.  Illiquid or Restricted Securities

A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Illiquid and restricted securities may be priced by the Funds using fair value procedures approved by the Board of Trustees. Restricted securities are subject to contractual limitations on resale, are often issued in private placement transaction, and are not registered under the Securities Act of 1933 (the "Act"). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act. Such restricted securities are not subject to the 15% limitation if the Adviser, under supervision of the Board of Trustees, determines that a liquid trading market exists. Information concerning illiquid and restricted securities held by the Funds is as follows:

Restricted Securities

Fund - % of Net Assets Securities	Acquistion Date	Principal Amount (000) or Shares	Cost Per Unit $	Cost (000) $	Market Value (000) $
Emerging Markets Fund - 2.9%
American Honda Finance Corp.	02/07/05	17,500	100.25	1,754	$17,547
HBOS Treasury Services PLC	01/03/05	8,000	100.05	8,004	8,005
Lecico Egypt SAE	11/18/04	80,768	16.03	1,295	1,486
OAO Gazprom	07/05/01	29,656	17.80	528	1,060
Orascom Telecom Holding SAE	01/25/05	35,100	28.03	984	1,230
					$29,328
International Growth Opportunities Fund - 1.9%
Samsung Electronics Co., Ltd.	08/27/03	5,238	106.43	557	$911

8.  Change of Independent Auditor

Based on the recommendation of the Audit Committee of the Funds, the Board of Trustees has determined not to retain PricewaterhouseCoopers LLP as the Funds' independent auditor, and voted to appoint Deloitte & Touche LLP for the fiscal year ended August 31, 2005. During the two most recent fiscal years, PricewaterhouseCoopers LLP's audit reports contained no adverse opinion or disclaimer of opinion; nor were their reports qualified as to uncertainty, audit scope or accounting principles. Further, there were no disagreements between the Funds and PricewaterhouseCoopers LLP on accounting principles, financial statements disclosure or audit scope, which, if not resolved to the satisfaction of PricewaterhouseCoopers LLP, would have caused them to make reference to the disagreement in their reports.

Notes to Financial Statements

40

SSgA
International Equity Funds

Shareholder Requests for Additional Information - February 28, 2005 (Unaudited)

The Funds have adopted the proxy voting policies of the adviser. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds' Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Funds will file their complete Schedules of Investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q is available (i) without charge, upon request, by calling the Funds at (800)647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

Shareholder Requests for Additional Information

41

SSgA
International Equity Funds

Disclosure of Information about Fund Trustees and Officers -
February 28, 2005 (Unaudited)

The following tables provide information for each trustee and certain officers of the Investment Company, which consists of 26 funds. The first table provides information for trustees who are interested persons. The second table provides information for the independent trustees. The third table provides information for the officers.

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INTERESTED TRUSTEES

Lynn L. Anderson, Age 65 909 A Street Tacoma, WA 98402	Trustee since 1988 Interested Person of the SSgA Funds (as defined in the 1940 Act) due to his employment by the parent company of the Administrator Chairman of the Board and President Member, Governance Committee Member, Valuation Committee	Appointed until successor is duly elected and qualified Until successor is chosen and qualified by the Trustees.	• Vice Chairman, Frank Russell Company; • Chairman of the Board, Frank Russell Investment Company Funds, Russell Investment Funds, and Frank Russell Trust Company; and • Chief Executive Officer, Russell Fund Distributors.	26	• Trustee, Frank Russell Investment Company Funds and Russell Investment Funds (investment companies).

Agustin J. Fleites Age 39 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Principal Executive Officer and Chief Executive Officer since 2003 Trustee since 2004	Appointed until successor is duly elected and qualified	• 2002 to Present, President, SSgA Funds Management, Inc. • 2001 to Present, Senior Principal, State Street Global Advisors; Managing Director, Advisor Strategies; • 1999 to 2001, Principal, Head of Exchange Traded Funds, Offshore Funds and SSgA Latin America; and • 1993-1999, Principal, Head of Asset Allocation Strategies.	26	None

Disclosure of Information about Fund Trustees and Officers

42

SSgA
International Equity Funds

Disclosure of Information about Fund Trustees and Officers, continued -
February 28, 2005 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES

William L. Marshall Age 62 33 West Court Street Doylestown, PA 18901	Trustee since 1988 Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee	Appointed until successor is duly elected and qualified	• Chief Executive Officer and President, Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment advisor and provider of financial and related consulting services); • Certified Financial Planner and Member, Financial Planners Association; and • Registered Representative and Principal for Securities with Cambridge Investment Research, Inc., Fairfield, Iowa.	26	None

Steven J. Mastrovich Age 48 623 Clapboard Street Westwood, MA 02090	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee	Appointed until successor is duly elected and qualified	• September 2000 to Present, Global Head of Structured Real Estate, J.P. Morgan Investment Management (private real estate investment for clients primarily outside of the US to locate private real estate investments in the US); • January 2000 to September 2000, Managing Director, HSBC Securities (USA) Inc.; • From 1998 to 2000, President, Key Global Capital, Inc.; • From 1997 to 1998, Partner, Squire, Sanders & Dempsey (law firm); and • From 1994 to 1997, Partner, Brown, Rudnick, Freed & Gesmer (law firm).	26	None

Disclosure of Information about Fund Trustees and Officers

43

SSgA
International Equity Funds

Disclosure of Information about Fund Trustees and Officers, continued -
February 28, 2005 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

Patrick J. Riley Age 56 One Corporate Place 55 Ferncroft Road Danvers, MA 01923	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committe	Appointed until successor is duly elected and qualified	• 2003 to Present, Associate Justice, Commonwealth of Massachusetts Superior Court; and • 1985-2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm).	26	Director – SSgA Cash Management Fund PLC, State Street Global Advisors Ireland, Ltd. (investment companies)

Richard D. Shirk Age 59 1180 Brookgate Way, NE Atlanta, GA 30319-2877	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee	Appointed until successor is duly elected and qualified	• March 2001 to April 2002, Chairman, Cerulean Companies, Inc. (holding company) (Retired); • 1996 to March 2001, President and Chief Executive Officer, Cerulean Companies, Inc.; • 1992 to March 2001, President and Chief Executive Officer, Blue Cross/Blue Shield of Georgia; • 1993 to November 2001, Chairman and Board Member, Georgia Caring for Children Foundation (private foundation); • November 1998 to Present, Board Member, Healthcare Georgia Foundation (private foundation); and • September 2002 to Present, Board Member, Amerigroup Corp.	26	Listed under Principal Occupations

Bruce D. Taber Age 61 26 Round Top Road Boxford, MA 01921	Trustee since 1991 Member, Audit Committee Member, Governance Committee Member, Valuation Committee	Appointed until successor is duly elected and qualified	• Consultant, Computer Simulation, General Electric Industrial Control Systems.	26	Director – SSgA Cash Management Fund PLC, State Street Global Advisors Ireland, Ltd. (investment companies).

Henry W. Todd Age 57 150 Domorah Drive Montgomeryville, PA 18936	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee	Appointed until successor is duly elected and qualified	• Chairman, President and CEO, A.M. Todd Group, Inc.; and • President and CEO, Zink & Triest Co., Inc. (dealer in vanilla flavor materials).	26	Director – SSgA Cash Management Fund PLC, State Street Global Advisors Ireland, Ltd. (investment companies).

Disclosure of Information about Fund Trustees and Officers

44

SSgA
International Equity Funds

Disclosure of Information about Fund Trustees and Officers, continued -
February 28, 2005 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years
OFFICERS

J. David Griswold Age 47 909 A Street Tacoma, WA 98402	Vice President and Secretary since 1994 Chief Legal Officer since 2003	Until successor is chosen and qualified by Trustees	• Director – Global Regulatory Policy and Assistant Secretary, Frank Russell Company (institutional financial consultant);
• Assistant Secretary and Associate General Counsel, Director – Global Regulatory Policy, Frank Russell Investment Management Company (investment management);
• Director – Global Regulatory Policy, Russell Real Estate Advisors, Inc. (investment management);
• Assistant Secretary and Associate General Counsel, Frank Russell Capital Inc. (investment advisor of private equity funds), and Frank Russell Investments (Delaware), Inc. (member of general partner of private equity funds); Russell Fund Distributors, Inc. (mutual fund broker-dealer and underwriter);
• Director, Secretary and Associate General Counsel, Frank Russell Securities, Inc. (institutional brokerage firm); and
• Director, Frank Russell Canada Limited/Limitee (institutional financial consultant) and Total Risk Management Pty Limited (Approved Trustee for superannuation fund outsourcing clients).

James Ross Age 39 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Vice President since 2002	Until successor is chosen and qualified by Trustees	• 2001 to Present, Principal, SSgA Funds Management, Inc.;
• 2000 to Present, Principal, State Street Global Advisors;
• 1992 to 2000, Vice President, State Street Corporation; and
• 2000 to Present, Vice President, StreetTracks Series Trust.

Mark E. Swanson Age 41 909 A Street Tacoma, WA 98402	Treasurer and Principal Accounting Officer since 2000	Until successor is chosen and qualified by Trustees	• Director – Investment Operations, Frank Russell Investment Management Company and Frank Russell Trust Company; and
• Treasurer and Chief Accounting Officer, Frank Russell Investment Company and Russell Investment Funds.

Peter A. Ambrosini Age 61 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Chief Compliance Officer since 2004	Until successor is chosen and qualified by Trustees	• February 2001 to present, Senior Principal, Chief Compliance and Risk Management Officer, State Street Global Advisors;
• 2001 to present, Chief Compliance Officer, SSgA Funds Management, Inc.; and
• September 1985 to February 2001, Managing Director, Regulatory Compliance Consulting Group, PricewaterhouseCoopers.

Disclosure of Information about Fund Trustees and Officers

45

SSgA

International Equity Funds

State Street Financial Center

One Lincoln Street
Boston, Massachusetts 02111-2900
(800) 647-7327

Trustees

Lynn L. Anderson, Chairman

Agustin J. Fleites

William L. Marshall

Steven J. Mastrovich

Patrick J. Riley

Richard D. Shirk

Bruce D. Taber

Henry W. Todd

Officers

Lynn L. Anderson, President

Agustin J. Fleites, Principal Executive Officer and CEO

Mark E. Swanson, Treasurer and Principal Accounting Officer

J. David Griswold, Vice President and Secretary

James Ross, Vice President

Deedra S. Walkey, Assistant Secretary

Ross E. Erickson, Assistant Treasurer

David J. Craig, Assistant Treasurer

Carla L. Anderson, Assistant Secretary

Investment Adviser

SSgA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Custodian, Transfer Agent and Office of Shareholder Inquiries

State Street Bank and Trust Company

1776 Heritage Drive

North Quincy, Massachusetts 02171

Distributor

State Street Global Markets, LLC

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Administrator

Frank Russell Investment Management Company

909 A Street

Tacoma, Washington 98402

Legal Counsel

Goodwin Procter LLP

Exchange Place

Boston, Massachusetts 02109

Fund Management and Service Providers

46

IESAR-02/05 (43547)

INDEX FUNDS

S&P 500 Index Fund

MSCI® EAFE® Index Fund

Semiannual Report

February 28, 2005

SSgA Funds

Index Funds

Semiannual Report (Unaudited)

February 28, 2005

"SSgA" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

The MSCI® EAFE® Index is exclusive property of MSCI®. Morgan Stanley Capital International is a service mark of MSCI® and has been licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

This page has been intentionally left blank.

SSgA

S&P 500 Index Fund

Shareholder Expense Example - February 28, 2005 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this fund is from September 1, 2004 to February 28, 2005.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2004	$1,000.00	$1,000.00
Ending Account Value February 28, 2005	$1,098.91	$1,024.21
Expenses Paid During Period *	$0.83	$0.80

* Expenses are equal to the Fund's annualized expense ratio of .16%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

S&P 500 Index Fund

SSgA
S&P 500 Index Fund

February 28, 2005 (Unaudited)

Master Portfolio Summary	% of Net Assets
Consumer Discretionary	10.9
Consumer Staples	10.4
Energy	8.2
Financials	19.8
Health Care	12.3
Industrials	11.3
Information Technology	15.5
Materials	3.2
Telecommunications Services	3.1
Utilities	3.3
U.S. Government Securities	0.1
Short-Term Investments	4.7
Total Investments	102.8
Other Assets and Liabilities, Net	(2.8)
Net Assets	100.0
Futures Contracts	-	*

* Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

S&P 500 Index Fund

SSgA

MSCI® EAFE® Index Fund

Shareholder Expense Example - February 28, 2005 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this fund is from September 1, 2004 to February 28, 2005.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Redemption of shares of the Fund executed within 60 days of the date of purchase will be subject to a redemption fee equal to 2% of the amount redeemed. The fee is not included in the table below. If it was, the estimate of expenses paid during the period would be higher, and the ending amount value lower.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2004	$1,000.00	$1,000.00
Ending Account Value February 28, 2005	$1,204.25	$1,023.02
Expenses Paid During Period *	$2.19	$2.01

* Expenses are equal to the Fund's annualized expense ratio of .40%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

MSCI® EAFE® Index Fund

SSgA
MSCI® EAFE® Index Fund

February 28, 2005 (Unaudited)

Master Portfolio Summary	% of Net Assets
Australia	5.0
Austria	0.4
Belgium	1.3
Denmark	0.8
Finland	1.4
France	9.2
Germany	6.5
Greece	0.6
Hong Kong	1.4
Ireland	0.8
Italy	3.3
Japan	20.8
Netherlands	5.0
New Zealand	0.2
Norway	0.7
Portugal	0.4
Singapore	0.8
Spain	4.0
Sweden	2.5
Switzerland	6.8
United Kingdom	24.7
Preferred Stocks	0.2
Rights	-	*
Short-Term Investments	27.5
Total Investments	124.3
Other Assets and Liabilities, Net	(24.3)
Net Assets	100.0
Futures Contracts	0.1

* Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

MSCI® EAFE® Index Fund

SSgA
Index Funds

Statement of Assets and Liabilities - February 28, 2005 (Unaudited)

Amounts in thousands	S&P 500 Index Fund	MSCI® EAFE® Index Fund
Assets
Investments, at identified cost	$1,617,496	$54,760
Investments in Master Portfolio, at value	2,079,563	69,756
Receivables:
Fund shares sold	11,314	12
From advisor	-	34
Prepaid expenses	28	18
Total assets	2,090,905	69,820
Liabilities
Payables:
Fund shares redeemed	1,192	244
Accrued fees to affiliates	225	18
Other accrued expenses	85	49
Total liabilities	1,502	311
Net Assets	$2,089,403	$69,509
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$8,801	$(51)
Accumulated net realized gain (loss) allocated from Portfolio	(384,380)	2,447
Unrealized appreciation (depreciation) allocated from Portfolio on:
Investments	462,067	14,996
Futures contracts	949	(96)
Foreign currency-related transactions	-	86
Shares of beneficial interest	105	7
Additional paid-in capital	2,001,861	52,120
Net Assets	$2,089,403	$69,509
Net Asset Value, offering and redemption price per share:
Net asset value per share*	$19.88	$10.63
Net assets	$2,089,402,688	$69,509,010
Shares outstanding ($.001 par value)	105,080,094	6,536,103

*Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Statement of Assets and Liabilities

SSgA
Index Funds

Statement of Operations - For the Period Ended February 28, 2005 (Unaudited)

Amounts in thousands	S&P 500 Index Fund	MSCI® EAFE® Index Fund
Investment Income Allocated from Portfolio
Dividends	$23,867	$526
Interest	485	46
Expenses	(449)	(49)
Less foreign taxes withheld	-	(57)
Total investment income allocated from Portfolio	23,903	466
Fund Level Expenses
Administrative fees	203	21
Fund accounting fees	9	9
Distribution fees	265	10
Transfer agent fees	131	18
Professional fees	22	14
Registration fees	17	10
Shareholder servicing fees	408	9
Trustees' fees	22	6
Insurance fees	14	1
Printing fees	34	14
Licensing fees	-	13
Miscellaneous	31	3
Expenses before reductions	1,156	128
Expense reductions	-	(46)
Net Fund level expenses	1,156	82
Net investment income (loss)	22,747	384
Net Realized and Unrealized Gain (Loss) Allocated from Portfolio
Net realized gain (loss) on:
Investments	(7,468)	483
Futures contracts	2,868	592
Foreign currency-related transactions	-	93
Net realized gain (loss)	(4,600)	1,168
Net change in unrealized appreciation (depreciation) on:
Investments	169,066	10,530
Futures contracts	1,501	122
Foreign currency-related transactions	-	38
Net change in unrealized appreciation (depreciation)	170,567	10,690
Net realized and unrealized gain (loss)	165,967	11,858
Net Increase (Decrease) in Net Assets from Operations	$188,714	$12,242

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

SSgA
Index Funds

Statement of Changes in Net Assets

	S&P 500 Index Fund		MSCI® EAFE® Index Fund
Amounts in thousands	Six Months Ended February 28, 2005 (Unaudited)	Fiscal Year Ended August 31, 2004	Six Months Ended February 28, 2005 (Unaudited)	Fiscal Year Ended August 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$22,747	$31,046	$384	$1,272
Net realized gain (loss)	(4,600)	(23,237)	1,168	11,856
Net change in unrealized appreciation (depreciation)	170,567	201,936	10,690	(3,617)
Net increase (decrease) in net assets from operations	188,714	209,745	12,242	9,511
Distributions
From net investment income	(20,801)	(30,388)	(1,625)	(1,499)
From net realized gain	-	-	(6,601)	(3,459)
Net decrease in net assets from distributions	(20,801)	(30,388)	(8,226)	(4,958)
Share Transactions
Net increase (decrease) in net assets from share transactions	(18,693)	(80,347)	5,168	7,016
Total Net Increase (Decrease) in Net Assets	149,220	99,010	9,184	11,569
Net Assets
Beginning of period	1,940,183	1,841,173	60,325	48,756
End of period	$2,089,403	$1,940,183	$69,509	$60,325
Undistributed (overdistributed) net investment income included in net assets	$8,801	$6,855	$(51)	$1,190

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

SSgA
Index Funds

Financial Highlights - For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)		$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Total Distributions	$ Net Asset Value, End of Period
S&P 500 Index Fund
February 28, 2005*	18.28	.22		1.58	1.80	(.20)	-	(.20)	19.88
August 31, 2004	16.69	.28		1.59	1.87	(.28)	-	(.28)	18.28
August 31, 2003	15.16	.25		1.52	1.77	(.24)	-	(.24)	16.69
August 31, 2002	18.77	.23		(3.61)	(3.38)	(.23)	-	(.23)	15.16
August 31, 2001	26.41	.24		(6.46)	(6.22)	(.25)	(1.17)	(1.42)	18.77
August 31, 2000	23.74	.27		3.40	3.67	(.28)	(.72)	(1.00)	26.41
MSCI® EAFE® Index Fund
February 28, 2005*	10.11	.06		1.81	1.87	(.26)	(1.09)	(1.35)	10.63
August 31, 2004	9.22	.21		1.63	1.84	(.28)	(.67)	(.95)	10.11
August 31, 2003	9.05	.18	(h)	.47 (h)	.65	(.11)	(.37)	(.48)	9.22
August 31, 2002 (1)	10.00	.16		(1.02)	(.86)	(.09)	- (i)	(.09)	9.05

*  For the six months ended February 28, 2005 (Unaudited).

(1)  For the period October 16, 2001 (commencement of operations) to August 31, 2002.

(a)  Average month-end shares outstanding were used for this calculation.

(b)  Periods less than one year are not annualized.

(c)  The ratios for periods less than one year are annualized.

(d)  Expense ratios for the periods subsequent to June 1, 2000 (commencement of Master-Feeder structure) include the Fund's share of the Portfolio's allocated expenses.

(e)  Expense ratios include the Fund's share of the Portfolio's allocated expenses.

(f)  May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements. The custody credit arrangements had an impact of less than .005%

(g)  Portfolio turnover represents the rates of portfolio activity for the periods through May 31, 2000, while the Fund was making investments directly in securities.

(h)  The amount shown for a share outstanding does not correlate with investment results for the year due to the timing of purchases and sales of fund shares in relation to fluctuating market values of the investment of the Fund.

(i)  Less than $.01 per share for the period ended August 31, 2002.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

	% Total Return(b)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(c)(d)(e)(f)	% Ratio of Expenses to Average Net Assets, Gross(c)(d)(e)	% Ratio of Net Investment Income to Average Net Assets(e)(f)	% Portfolio Turnover of the Fund	% Portfolio Turnover of the Portfolio
S&P 500 Index Fund
February 28, 2005*	9.88	2,089,403	.16	.16	2.28	N/A	5.75
August 31, 2004	11.23	1,940,183	.15	.15	1.56	N/A	9.52
August 31, 2003	11.89	1,841,173	.15	.15	1.65	N/A	12.52
August 31, 2002	(18.20)	1,604,069	.16	.16	1.31	N/A	16.02
August 31, 2001	(24.48)	2,320,240	.17	.17	1.12	N/A	12.01
August 31, 2000	16.26	3,105,167	.18	.24	1.08	16.43 (g)	14.00
MSCI® EAFE® Index Fund
February 28, 2005*	20.43	69,509	.40	.54	1.18	N/A	6.79
August 31, 2004	21.22	60,325	.40	.59	2.12	N/A	37.68
August 31, 2003	7.92	48,756	.40	.86	2.17	N/A	30.85
August 31, 2002 (1)	(8.66)	16,404	.40	1.41	1.82	N/A	20.01

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

SSgA
Index Funds

Notes to Financial Statements - February 28, 2005 (Unaudited)

1.  Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 26 investment portfolios, referred to as "the Funds," which are in operation as of February 28, 2005. These financial statements report on two Funds, the SSgA S&P 500 Index Fund and the MSCI® EAFE® Index Fund. The Investment Company is a no-load, open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at $.001 par value.

The S&P 500 Index Fund and the MSCI® EAFE® Index Fund invest all of their investable assets in interests in the State Street Equity 500 Index Portfolio and the State Street MSCI® EAFE® Index Portfolio, respectively (the "Portfolios"). The Funds have the same investment objective as the Portfolio in which they invest. The value of each Fund's investment in the respective Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolios (approximately 76.62% for the S&P 500 Index and 88.98% for the MSCI® EAFE® Index at February 28, 2005). The performance of the Funds is directly affected by the performance of the Portfolios. The financial statements of the Portfolios, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Funds' financial statements.

2.  Significant Accounting Policies

The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

The Funds record their investment in the Portfolio at fair value. Valuation of securities held by the Portfolios is discussed in Note 2 of the Portfolios' Notes to Financial Statements which are included elsewhere in this report.

Investment Income

The Funds record daily their proportionate share of the Portfolios' income, expenses and realized and unrealized gains and losses.

Other

Investment transactions are accounted for on a trade date basis.

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

It is each Funds' intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Funds to distribute all of their taxable income. Therefore, the Funds paid no federal income taxes and no federal income tax provision was required.

Capital Loss Carryovers

At August 31, 2004, the Funds had net tax basis capital loss carryovers which may be applied against any realized net taxable gains in each succeeding year or until their expiration date, whichever occurs first:

	Expiration year
	08/31/2009	08/31/2010	08/31/2011	08/31/2012
S&P 500 Index	$7,245,507	$80,349,911	$89,179,793	$20,170,152

Notes to Financial Statements

SSgA
Index Funds

Notes to Financial Statements, continued - February 28, 2005 (Unaudited)

As permitted by tax regulations, the Funds intend to defer a net realized capital loss incurred from November 1, 2003 to August 31, 2004, and treat it as arising in the fiscal year 2005 as follows:

S&P 500 Index	$9,180,495

Dividends and Distributions to Shareholders

Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. The S&P 500 Index Fund declares and pays dividends quarterly. The MSCI® EAFE® Index Fund declares and pays dividends annually. Capital gain distributions, if any, are generally declared and paid annually for both Funds. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

The amount and character of income and gains to be distributed are determined in accordance with tax regulations which may differ from net investment income and realized gains recognized for financial reporting purposes. Permanent differences between book and tax accounting are reclassified to paid-in capital. These differences primarily relate to realized gains on redemptions in-kind.

Expenses

Expenses allocated from the Portfolios are recorded and identified separately in the Statement of Operations. The Funds also pay certain other expenses which can be directly attributed to each Fund. Expenses of the Investment Company which cannot be directly attributed will be allocated among all Funds of the Investment Company based principally on their relative net assets.

Redemption Fees

To discourage short-term trading, redemptions (including exchanges) of shares of MSCI® EAFE® Index Fund executed within 60 days of the date of purchase will be subject to a redemption fee equal to 2% of the amount redeemed. All redemption fees will be paid directly to the applicable fund. Redemption of shares acquired as a result of reinvesting distributions are not subject to the redemption fee. As of the period ended February 28, 2005, the MSCI® EAFE® Index Fund earned $721 in redemption fees.

3.  Investment Transactions

Securities

Net daily increases and decreases in the Funds' investment in the Portfolios aggregated to the following, for the period ended February 28, 2005:

Funds	Increases	Decreases
S&P 500 Index	$135,617,243	$153,565,668
MSCI® EAFE® Index	3,116,141	6,063,129

4.  Related Parties

Adviser

Each Fund is allocated a charge for a management fee from its respective Portfolio, calculated daily at an annual rate of .045% for the S&P 500 Index Fund and .15% for the MSCI® EAFE® Index Fund of average daily net assets.

This fee relates to the advisory, custody and administrative fees provided by the Portfolios on behalf of their investors. The Investment Company has an investment advisory agreement with the Adviser. The Adviser is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. The Adviser and other advisory affiliates of State Street Bank and Trust Company ("State Street") make up State Street Global Advisors, which directs the investments of the Funds in accordance with their investment objectives, policies, and limitations. The Investment Company also has contracts with State Street to provide fund accounting, shareholder servicing and transfer agent services to the Fund. These amounts are presented on the accompanying Statement of Operations.

The Adviser has agreed to reimburse the S&P 500 Index Fund for all fund and allocated Portfolio expenses that exceed .18% of its average daily net assets on an annual basis (exclusive of non-recurring account fees and extraordinary expenses). No reimbursement was made during the period ended February 28, 2005.

Notes to Financial Statements

SSgA
Index Funds

Notes to Financial Statements, continued - February 28, 2005 (Unaudited)

The Adviser has agreed to reimburse the MSCI® EAFE® Index Fund for all Fund and allocated Portfolio expenses that exceed .40% of its average daily net assets on an annual basis (exclusive of non-recurring account fees and extraordinary expenses). The total amount of reimbursement for the period ended February 28, 2005 was $46,389.

The Adviser does not have the ability to recover amounts waived or reimbursed from previous periods.

Administrator

The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator"), a wholly-owned subsidiary of Frank Russell Company (a subsidiary of The Northwestern Mutual Life Insurance Company), under which the Administrator supervises certain non-portfolio investment aspects of the Investment Company's operations, such as the Funds' regulatory filings, accounting, taxation, compliance, valuation and offering documents. The Funds pay the Administrator an annual fee, payable monthly on a pro rata basis. The annual fee is based on the following percentages of the average daily net assets of the Funds: $0 to $1 billion - .0315%; over $1 billion - .01%. In addition, the Administrator charges a flat fee of $30,000 per year per fund on each fund with less than $500 million in assets under management. In addition, the Fund reimburses the Administrator for out-of-pocket expenses.

Distributor and Shareholder Servicing

The Investment Company has a distribution agreement with State Street Global Markets, LLC (the "Distributor"), which is a wholly-owned subsidiary of State Street Corporation, to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other related and non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

The Funds have Shareholder Service Agreements with State Street and the following entities related to State Street: State Street Global Markets LLC ("Global Markets"), Fiduciary Investors Services Division of State Street ("Fiduciary Investors Services"), High Net Worth Services Division of State Street ("High Net Worth Services") and CitiStreet LLC ("CitiStreet") (collectively the "Agents"), as well as several unaffiliated services providers. For these services, the Funds pay .025% to State Street, and a fee to each of the other named affiliated Agents, based upon the average daily value of all Fund shares held by or for customers of these Agents subject to the following maximums:

%
S&P 500 Index	.100
MSCI® EAFE® Index	.175

For the period ended February 28, 2005, the Funds paid the following shareholder servicing expenses to affiliated service providers:

Funds	State Street	Global Markets	CitiStreet
S&P 500 Index	$249,343	$3,033	$48,368
MSCI® EAFE® Index	8,125	-	-

The Funds did not incur any expenses from Fiduciary Investor Services and High Net Worth Services during the period.

Total shareholder servicing payments shall not exceed .20% of the average daily net assets of each Fund on an annual basis. The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets of each Fund on an annual basis. Costs that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Funds' responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Funds' shareholders have the right, however, to terminate the Distribution Plan and

Notes to Financial Statements

SSgA
Index Funds

Notes to Financial Statements, continued - February 28, 2005 (Unaudited)

all payments there under at any time. The Funds will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of February 28, 2005.

Board of Trustees

The Investment Company paid each Trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for board and committee meetings attended. These expenses are allocated among all of the funds of the Investment Company, except for the LifeSolutions Funds, based upon their relative net assets.

Each Fund has adopted a Deferred Compensation Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustee fees payable. The deferred fees remain invested in certain SSgA Funds until distribution in accordance with the Deferral Plan.

Accrued fees payable to affiliates and trustees as of February 28, 2005 were as follows:

	S&P 500 Index	MSCI® EAFE® Index
Administration fees	$29,392	$3,165
Custodian fees	836	892
Distribution fees	53,875	3,398
Shareholder servicing fees	76,623	1,301
Transfer agent fees	63,655	7,359
Trustees' fees	840	1,847
	$225,221	$17,962

Beneficial Interest

As of February 28, 2005, the following table includes one shareholder (which is not an affiliate of the Investment Company) with shares of beneficial interest greater than 10% of the total outstanding shares:

Funds	# of Shareholders	%
MSCI® EAFE® Index	1	45.5

5.  Fund Share Transactions:

	(amounts in thousands) For the Periods Ended
	Shares		Dollars
S&P 500 Index	February 28, 2005	August 31, 2004	February 28, 2005	August 31, 2004
Proceeds from shares sold	12,562	29,645	$242,304	$535,409
Proceeds from reinvestment of distributions	961	1,518	18,397	27,317
Payments for shares redeemed	(14,562)	(35,388)	(279,394)	(643,073)
Total net increase (decrease)	(1,039)	(4,225)	$(18,693)	$(80,347)
MSCI® EAFE® Index
Proceeds from shares sold	332	3,200	$3,383	$32,153
Proceeds from reinvestment of distributions	765	117	7,159	1,102
Payments for shares redeemed	(526)	(2,643)	(5,374)	(26,239)
Total net increase (decrease)	571	674	$5,168	$7,016

Notes to Financial Statements

SSgA
Index Funds

Notes to Financial Statements, continued - February 28, 2005 (Unaudited)

6.  Interfund Lending Program

The Funds of the Investment Company received from the Securities and Exchange Commission an exemptive order to establish and operate an interfund credit facility. This allows the Funds to directly lend to and borrow money from the SSgA Money Market Fund for temporary purposes in accordance with certain conditions. The Funds will borrow through the program only when the returns are higher than those available from an investment in repurchase agreements or short term reserves. The borrowing Funds are charged the average of the current repo rate and the bank loan rate. The Funds will borrow through the Interfund Lending Program only when the costs are equal to or lower than the cost of bank loans. The Funds did not utilize the Interfund Lending Program during the period.

7.  Dividends

On March 1, 2005, the Board of Trustees declared the following dividend from net investment income, payable on March 7, 2005 to shareholders of record on March 2, 2005:

Funds	Net Investment Income
S&P 500 Index	$0.0839

8.  Change of Independent Auditor

Based on the recommendation of the Audit Committee of the Funds, the Board of Trustees has determined not to retain PricewaterhouseCoopers LLP as the Funds' independent auditor, and voted to appoint Deloitte & Touche LLP for the fiscal year ended August 31, 2005. During the two most recent fiscal years, PricewaterhouseCoopers LLP's audit reports contained no adverse opinion or disclaimer of opinion; nor were their reports qualified as to uncertainty, audit scope or accounting principles. Further, there were no disagreements between the Funds and PricewaterhouseCoopers LLP on accounting principles, financial statements disclosure or audit scope, which, if not resolved to the satisfaction of PricewaterhouseCoopers LLP, would have caused them to make reference to the disagreement in their reports.

Notes to Financial Statements

SSgA
Index Funds

Shareholder Requests for Additional Information - February 28, 2005 (Unaudited)

The Funds have adopted the proxy voting policies of the advisor. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds' Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q is available (i) without charge, upon request, by calling the Fund at (800)647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

Shareholder Requests for Additional Information

SSgA
Index Funds

Disclosure of Information about Fund Trustees and Officers -
February 28, 2005 (Unaudited)

The following tables provide information for each trustee and certain officers of the Investment Company, which consists of 26 funds. The first table provides information for trustees who are interested persons. The second table provides information for the independent trustees. The third table provides information for the officers.

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INTERESTED TRUSTEES

Lynn L. Anderson, Age 65 909 A Street Tacoma, WA 98402	Trustee since 1988 Interested Person of the SSgA Funds (as defined in the 1940 Act) due to his employment by the parent company of the Administrator Chairman of the Board and President Member, Governance Committee Member, Valuation Committee	Appointed until successor is duly elected and qualified Until successor is chosen and qualified by the Trustees.	• Vice Chairman, Frank Russell Company; • Chairman of the Board, Frank Russell Investment Company Funds, Russell Investment Funds, and Frank Russell Trust Company; and • Chief Executive Officer, Russell Fund Distributors.	26	• Trustee, Frank Russell Investment Company Funds and Russell Investment Funds (investment companies).

Agustin J. Fleites Age 39 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Principal Executive Officer and Chief Executive Officer since 2003 Trustee since 2004	Appointed until successor is duly elected and qualified	• 2002 to Present, President, SSgA Funds Management, Inc. • 2001 to Present, Senior Principal, State Street Global Advisors; Managing Director, Advisor Strategies; • 1999 to 2001, Principal, Head of Exchange Traded Funds, Offshore Funds and SSgA Latin America; and • 1993-1999, Principal, Head of Asset Allocation Strategies.	26	None

Disclosure of Information about Fund Trustees and Officers

SSgA
Index Funds

Disclosure of Information about Fund Trustees and Officers, continued -
February 28, 2005 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES

William L. Marshall Age 62 33 West Court Street Doylestown, PA 18901	Trustee since 1988 Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee	Appointed until successor is duly elected and qualified	• Chief Executive Officer and President, Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment advisor and provider of financial and related consulting services); • Certified Financial Planner and Member, Financial Planners Association; and • Registered Representative and Principal for Securities with Cambridge Investment Research, Inc., Fairfield, Iowa.	26	None

Steven J. Mastrovich Age 48 623 Clapboard Street Westwood, MA 02090	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee	Appointed until successor is duly elected and qualified	• September 2000 to Present, Global Head of Structured Real Estate, J.P. Morgan Investment Management (private real estate investment for clients primarily outside of the US to locate private real estate investments in the US); • January 2000 to September 2000, Managing Director, HSBC Securities (USA) Inc.; • From 1998 to 2000, President, Key Global Capital, Inc.; • From 1997 to 1998, Partner, Squire, Sanders & Dempsey (law firm); and • From 1994 to 1997, Partner, Brown, Rudnick, Freed & Gesmer (law firm).	26	None

Patrick J. Riley Age 56 One Corporate Place 55 Ferncroft Road Danvers, MA 01923 Trustee since 1988	Member, Audit Committee Member, Governance Committee Member, Valuation Committe	Appointed until successor is duly elected and qualified	• 2003 to Present, Associate Justice, Commonwealth of Massachusetts Superior Court; and • 1985-2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm). 26		Director – SSgA Cash Management Fund PLC, State Street Global Advisors Ireland, Ltd. (investment companies)

Disclosure of Information about Fund Trustees and Officers

SSgA
Index Funds

Disclosure of Information about Fund Trustees and Officers, continued -
February 28, 2005 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

Richard D. Shirk Age 59 1180 Brookgate Way, NE Atlanta, GA 30319-2877	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Appointed until successor is duly elected and qualified		• March 2001 to April 2002, Chairman, Cerulean Companies, Inc. (holding company) (Retired); • 1996 to March 2001, President and Chief Executive Officer, Cerulean Companies, Inc.; • 1992 to March 2001, President and Chief Executive Officer, Blue Cross/Blue Shield of Georgia; • 1993 to November 2001, Chairman and Board Member, Georgia Caring for Children Foundation (private foundation); • November 1998 to Present, Board Member, Healthcare Georgia Foundation (private foundation); and • September 2002 to Present, Board Member, Amerigroup Corp.	26	Listed under Principal Occupations

Bruce D. Taber Age 61 26 Round Top Road Boxford, MA 01921	Trustee since 1991 Member, Audit Committee Member, Governance Committee Member, Valuation Committee	Appointed until successor is duly elected and qualified	• Consultant, Computer Simulation, General Electric Industrial Control Systems.	26	Director – SSgA Cash Management Fund PLC, State Street Global Advisors Ireland, Ltd. (investment companies).

Henry W. Todd Age 57 150 Domorah Drive Montgomeryville, PA 18936	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee	Appointed until successor is duly elected and qualified	• Chairman, President and CEO, A.M. Todd Group, Inc.; and • President and CEO, Zink & Triest Co., Inc. (dealer in vanilla flavor materials).	26	Director – SSgA Cash Management Fund PLC, State Street Global Advisors Ireland, Ltd. (investment companies).

Disclosure of Information about Fund Trustees and Officers

SSgA
Index Funds

Disclosure of Information about Fund Trustees and Officers, continued -
February 28, 2005 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years
OFFICERS

J. David Griswold Age 47 909 A Street Tacoma, WA 98402	Vice President and Secretary since 1994 Chief Legal Officer since 2003	Until successor is chosen and qualified by Trustees	• Director – Global Regulatory Policy and Assistant Secretary, Frank Russell Company (institutional financial consultant);
• Assistant Secretary and Associate General Counsel, Director – Global Regulatory Policy, Frank Russell Investment Management Company (investment management);
• Director – Global Regulatory Policy, Russell Real Estate Advisors, Inc. (investment management);
• Assistant Secretary and Associate General Counsel, Frank Russell Capital Inc. (investment advisor of private equity funds), and Frank Russell Investments (Delaware), Inc. (member of general partner of private equity funds); Russell Fund Distributors, Inc. (mutual fund broker-dealer and underwriter);
• Director, Secretary and Associate General Counsel, Frank Russell Securities, Inc. (institutional brokerage firm); and
• Director, Frank Russell Canada Limited/Limitee (institutional financial consultant) and Total Risk Management Pty Limited (Approved Trustee for superannuation fund outsourcing clients).

James Ross Age 39 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Vice President since 2002	Until successor is chosen and qualified by Trustees	• 2001 to Present, Principal, SSgA Funds Management, Inc.;
• 2000 to Present, Principal, State Street Global Advisors;
• 1992 to 2000, Vice President, State Street Corporation; and
• 2000 to Present, Vice President, StreetTracks Series Trust.

Mark E. Swanson Age 41 909 A Street Tacoma, WA 98402	Treasurer and Principal Accounting Officer since 2000	Until successor is chosen and qualified by Trustees	• Director – Investment Operations, Frank Russell Investment Management Company and Frank Russell Trust Company; and
• Treasurer and Chief Accounting Officer, Frank Russell Investment Company and Russell Investment Funds.

Peter A. Ambrosini Age 61 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Chief Compliance Officer since 2004	Until successor is chosen and qualified by Trustees	• February 2001 to present, Senior Principal, Chief Compliance and Risk Management Officer, State Street Global Advisors;
• 2001 to present, Chief Compliance Officer, SSgA Funds Management, Inc.; and
• September 1985 to February 2001, Managing Director, Regulatory Compliance Consulting Group, PricewaterhouseCoopers.

Disclosure of Information about Fund Trustees and Officers

SSgA
Index Funds

State Street Financial Center

One Lincoln Street
Boston, Massachusetts 02111-2900
(800) 647-7327

Trustees

Lynn L. Anderson, Chairman

Agustin J. Fleites

William L. Marshall

Steven J. Mastrovich

Patrick J. Riley

Richard D. Shirk

Bruce D. Taber

Henry W. Todd

Officers

Lynn L. Anderson, President

Agustin J. Fleites, Principal Executive Officer and CEO

Mark E. Swanson, Treasurer and Principal Accounting Officer

J. David Griswold, Vice President and Secretary

James Ross, Vice President

Deedra S. Walkey, Assistant Secretary

Ross E. Erickson, Assistant Treasurer

David J. Craig, Assistant Treasurer

Carla L. Anderson, Assistant Secretary

Investment Adviser

SSgA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Custodian, Transfer Agent and Office of Shareholder Inquiries

State Street Bank and Trust Company

1776 Heritage Drive

North Quincy, Massachusetts 02171

Distributor

State Street Global Markets, LLC

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Administrator

Frank Russell Investment Management Company

909 A Street

Tacoma, Washington 98402

Legal Counsel

Goodwin Procter LLP

Exchange Place

Boston, Massachusetts 02109

Fund Management and Service Providers

State Street Equity 500 Index Portfolio

Portfolio of Investments

February 28, 2005 (unaudited)

		Market
		Value
	Shares	(000)

Common Stocks – 98.0%
Consumer Discretionary – 10.9%
AutoNation, Inc. (a)	61,900	$1,209
AutoZone, Inc. (a)	18,587	1,801
Bed Bath & Beyond, Inc. (a)	71,414	2,679
Best Buy Co., Inc.	76,621	4,139
Big Lots, Inc. (a)	28,738	335
Black & Decker Corp.	18,933	1,570
Brunswick Corp.	22,029	1,027
Carnival Corp. (f)	150,219	8,169
Centex Corp. (f)	29,076	1,849
Circuit City Stores, Inc.	48,139	752
Clear Channel Communications, Inc.	137,465	4,575
Coach, Inc. (a)	44,400	2,465
Comcast Corp., Class A (a)	525,267	17,097
Cooper Tire & Rubber Co.	18,137	351
Dana Corp.	36,349	524
Darden Restaurants, Inc.	37,210	997
Delphi Corp.	131,567	904
Dillard’s, Inc., Class A	19,453	453
Dollar General Corp.	77,315	1,641
Dow Jones & Co., Inc.	19,326	717
Eastman Kodak Co. (f)	67,537	2,296
eBay, Inc. (a)	313,920	13,448
Family Dollar Stores, Inc.	39,668	1,306
Federated Department Stores, Inc.	40,276	2,274
Ford Motor Co.	437,555	5,535
Fortune Brands, Inc.	33,966	2,751
Gannett Co., Inc.	61,138	4,815
Gap, Inc.	210,230	4,484
General Motors Corp. (f)	135,273	4,825
Genuine Parts Co.	41,293	1,787
Goodyear Tire & Rubber Co. (a) (f)	43,242	625
Harley-Davidson, Inc.	69,538	4,303
Harrah’s Entertainment, Inc. (f)	26,433	1,734
Hasbro, Inc.	42,787	904
Hilton Hotels Corp.	91,643	1,930
Home Depot, Inc.	519,457	20,789
International Game Technology	81,152	2,472
Interpublic Group of Cos., Inc. (a)	99,577	1,308
JC Penney & Co., Inc.	67,088	2,985
Johnson Controls, Inc.	44,796	2,647
Jones Apparel Group, Inc.	29,379	933
KB HOME (f)	10,931	1,364
Knight-Ridder, Inc.	18,291	1,198
Kohl’s Corp. (a)	82,410	3,945
Leggett & Platt, Inc.	45,054	1,247
Limited Brands (f)	94,769	2,254
Liz Claiborne, Inc.	25,341	1,072
Lowe’s Cos., Inc.	183,123	10,764
Marriot International, Inc., Class A	53,839	3,451
Mattel, Inc.	97,545	2,041
May Department Stores Co. (f)	68,567	2,366
Maytag Corp. (f)	19,329	295
McDonald’s Corp.	298,053	$9,860
McGraw-Hill, Inc.	44,813	4,116
Meredith Corp. (f)	11,847	544
New York Times Co., Class A	34,745	1,274
Newell Rubbermaid, Inc. (f)	65,221	1,454
NIKE, Inc., Class B	62,813	5,462
Nordstrom, Inc.	32,538	1,749
Office Depot, Inc. (a)	74,470	1,434
OfficeMax, Inc.	20,919	660
Omnicom Group, Inc.	44,117	4,018
Pulte Homes, Inc.	29,936	2,336
Radioshack Corp. (f)	37,253	1,101
Reebok International, Ltd.	14,471	639
Reynolds American, Inc. (f)	34,840	2,855
Sears Roebuck & Co.	48,254	2,409
Sherwin-Williams Co.	33,570	1,487
Snap-On, Inc. (f)	14,348	475
Stanley Works	19,732	913
Staples, Inc.	117,150	3,693
Starbucks Corp. (a)	95,826	4,965
Starwood Hotels & Resorts Worldwide, Inc., Class B	49,112	2,811
Target Corp.	212,157	10,782
Tiffany & Co.	34,368	1,036
Time Warner, Inc. (a)	1,083,547	18,669
TJX Cos., Inc. (f)	112,513	2,748
Toys “R” Us, Inc. (a)	50,369	1,152
Tribune Co.	74,955	3,053
Univision Communications, Inc., Class A (a)	76,018	2,006
V.F. Corp.	25,988	1,553
Viacom, Inc., Class B	403,597	14,086
Visteon Corp.	30,453	204
Walt Disney Co.	483,773	13,517
Wendy’s International, Inc.	26,767	1,013
Whirlpool Corp.	15,666	999
Yum! Brands, Inc.	70,522	3,440
		295,915
Consumer Staples – 10.4%
Alberto Culver Co., Class B (f)	21,658	1,132
Albertson’s, Inc. (f)	87,513	1,959
Altria Group, Inc.	487,064	31,976
Anheuser-Busch Cos., Inc.	187,367	8,891
Archer-Daniels-Midland Co.	157,267	3,790
Avon Products, Inc.	113,348	4,848
Brown-Forman Corp., Class B	28,582	1,455
Campbell Soup Co.	96,683	2,678
Clorox Co.	36,010	2,162
Coca-Cola Co.	572,135	24,487
Coca-Cola Enterprises, Inc.	110,900	2,368
Colgate-Palmolive Co.	125,935	6,664
ConAgra Foods, Inc.	120,246	3,285
Costco Wholesale Corp.	112,251	5,230
CVS Corp.	95,892	4,778
General Mills, Inc.	85,964	4,502
Gillette Co.	235,244	11,821
H.J. Heinz Co.	82,320	3,099
Hershey Foods Corp.	58,008	3,655
Kellogg Co.	97,529	4,291

		Market
		Value
	Shares	(000)

Consumer Staples – (continued)
Kimberly-Clark Corp.	115,764	$7,638
Kroger Co. (a)	174,022	3,131
McCormick & Co., Inc.	32,900	1,250
Molson Coors Brewing Co., Class B (f)	18,044	1,255
Pepsi Bottling Group, Inc.	58,153	1,583
PepsiCo, Inc.	398,410	21,458
Procter & Gamble Co.	601,922	31,956
Safeway, Inc. (a)	105,293	1,937
Sara Lee Corp.	188,317	4,218
SuperValu, Inc.	32,060	1,019
Sysco Corp.	153,081	5,269
UST Corp.	38,947	2,128
Wal-Mart Stores, Inc.	1,004,328	51,833
Walgreen Co.	242,210	10,374
Wrigley Wm., Jr. Co.	52,916	3,522
		281,642
Energy – 8.2%
Amerada Hess Corp.	22,202	2,229
Anadarko Petroleum Corp.	59,254	4,554
Apache Corp.	76,830	4,831
Ashland, Inc.	16,580	1,083
Baker Hughes, Inc.	78,680	3,720
BJ Services Co.	37,855	1,891
Burlington Resources, Inc.	93,856	4,658
ChevronTexaco Corp.	502,794	31,213
ConocoPhillips	163,441	18,124
Devon Energy Corp.	116,222	5,438
EOG Resources, Inc.	27,884	2,541
ExxonMobil Corp.	1,529,202	96,814
Halliburton Co.	118,386	5,205
Kerr-McGee Corp.	36,636	2,845
Marathon Oil Corp.	81,534	3,860
Nabors Industries, Ltd. (a)	35,515	2,039
Noble Corp. (a)	31,523	1,799
Occidental Petroleum Corp.	94,223	6,621
Rowan Cos., Inc.	25,439	806
Schlumberger, Ltd.	139,607	10,533
Sunoco, Inc.	17,028	1,688
Transocean, Inc. (a)	75,595	3,665
Unocal Corp.	62,388	3,375
Valero Energy Corp.	60,700	4,324
		223,856
Financials – 19.8%
ACE, Ltd.	67,355	2,995
AFLAC, Inc.	119,516	4,581
Allstate Corp.	162,807	8,740
Ambac Financial Group, Inc.	25,747	2,003
American Express Co.	297,073	16,087
American International Group, Inc.	617,783	41,268
AmSouth Bancorp (f)	83,319	2,081
AON Corp.	74,223	1,819
Apartment Investment & Management Co., Class A	22,300	853
Archstone-Smith Trust	46,200	1,563
Bank of America Corp.	958,000	44,691
Bank of New York Co., Inc.	185,779	$5,620
BB&T Corp.	132,218	5,176
Bear Stearns Cos., Inc.	27,399	2,726
Capital One Financial Corp.	58,215	4,464
Charles Schwab Corp.	314,893	3,306
Chubb Corp.	45,039	3,563
Cincinnati Financial Corp.	39,700	1,776
CIT Group, Inc.	49,300	1,989
Citigroup, Inc.	1,230,571	58,723
Comerica, Inc.	40,432	2,308
Compass Bancshares, Inc.	28,900	1,312
Countrywide Financial Corp.	138,986	4,830
E*Trade Financial Corp. (a)	87,400	1,160
Equity Office Properties Trust	95,241	2,873
Equity Residential	66,207	2,172
Fannie Mae	229,129	13,395
Federal Home Loan Mortgage Corp.	163,346	10,127
Federated Investors, Inc., Class B (f)	25,500	753
Fifth Third Bancorp	140,500	6,290
First Horizon National Corp. (f)	29,117	1,239
Franklin Resources, Inc.	59,844	4,200
Golden West Financial Corp.	73,422	4,544
Goldman Sachs Group, Inc.	114,700	12,479
Hartford Financial Services Group, Inc.	70,288	5,057
Huntington Bancshares, Inc.	53,954	1,215
J.P. Morgan Chase & Co.	845,419	30,900
Janus Capital Group, Inc.	56,319	790
Jefferson-Pilot Corp.	32,160	1,575
KeyCorp	95,809	3,162
Lehman Brothers Holdings, Inc.	64,418	5,874
Lincoln National Corp.	41,431	1,941
Loews Corp.	43,814	3,123
M & T Bank Corp.	27,500	2,723
Marsh & McLennan Cos., Inc.	126,536	4,131
Marshall & Ilsley Corp.	52,292	2,117
MBIA, Inc.	32,858	1,925
MBNA Corp.	303,102	7,690
Mellon Financial Corp.	100,423	2,880
Merrill Lynch & Co., Inc.	220,627	12,924
MetLife, Inc.	176,707	7,252
MGIC Investment Corp. (f)	22,562	1,416
Moody’s Corp.	34,865	2,926
Morgan Stanley	259,143	14,634
National City Corp.	161,091	5,762
North Fork Bancorp, Inc.	110,135	3,173
Northern Trust Corp.	51,840	2,190
Plum Creek Timber Co., Inc.	43,080	1,618
PNC Financial Services Group, Inc.	66,447	3,498
Principal Financial Group, Inc.	71,750	2,800
Progressive Corp.	47,247	4,115
ProLogis	43,400	1,726
Providian Financial Corp. (a)	69,673	1,195
Prudential Financial, Inc.	121,800	6,943

		Market
		Value
	Shares	(000)

Financials – (continued)
Regions Financial Corp.	108,709	$3,507
SAFECO Corp.	29,664	1,415
Simon Property Group, Inc.	51,663	3,201
SLM Corp.	102,942	5,024
Sovereign Bancorp, Inc.	91,100	2,090
St. Paul Travelers Cos., Inc.	160,025	6,132
State Street Corp. (g)	77,925	3,417
SunTrust Banks, Inc.	88,072	6,380
Synovus Financial Corp.	72,604	1,972
T. Rowe Price Group, Inc.	29,990	1,841
Torchmark Corp.	25,876	1,348
U.S. Bancorp	442,161	13,154
UnumProvident Corp. (f)	70,835	1,199
Wachovia Corp.	379,386	20,111
Washington Mutual, Inc.	207,013	8,686
Wells Fargo Co.	400,111	23,759
XL Capital, Ltd., Class A	32,632	2,447
Zions Bancorp (f)	21,319	1,409
		536,073
Health Care – 12.3%
Abbott Laboratories	368,567	16,950
Aetna, Inc.	35,332	5,159
Allergan, Inc.	30,991	2,330
AmerisourceBergen Corp.	27,216	1,630
Amgen, Inc. (a)	300,475	18,512
Applera Corp. - Applied Biosystems Group	47,567	977
Bausch & Lomb, Inc.	12,825	908
Baxter International, Inc.	147,526	5,261
Becton, Dickinson & Co.	60,929	3,648
Biogen Idec, Inc. (a)	79,773	3,083
Biomet, Inc.	60,041	2,535
Boston Scientific Corp. (a)	200,596	6,551
Bristol-Myers Squibb Co.	460,917	11,537
C.R. Bard, Inc.	24,494	1,629
Cardinal Health, Inc.	103,266	6,046
Caremark Rx, Inc. (a)	109,108	4,177
Chiron Corp. (a)	44,644	1,588
CIGNA Corp.	32,389	2,941
Eli Lilly & Co.	267,897	15,002
Express Scripts, Inc. (a)	17,700	1,333
Forest Laboratories, Inc. (a)	87,006	3,715
Genzyme Corp. (a)	59,205	3,321
Gilead Sciences, Inc. (a)	104,100	3,597
Guidant Corp.	76,164	5,590
HCA, Inc.	99,359	4,691
Health Management Associates, Inc., Class A	57,298	1,316
Hospira, Inc. (a)	37,336	1,105
Humana, Inc. (a)	37,625	1,252
IMS Health, Inc.	55,281	1,346
Johnson & Johnson	703,846	46,172
King Pharmaceuticals, Inc. (a)	56,932	544
Laboratory Corp. of America Holdings (a)	32,800	1,571
Manor Care, Inc.	21,251	724
McKesson Corp.	69,231	2,585
Medco Health Solutions, Inc. (a)	63,872	$2,837
MedImmune, Inc. (a)	59,465	1,432
Medtronic, Inc.	286,102	14,912
Merck & Co., Inc.	524,803	16,636
Millipore Corp. (a)	11,628	526
Mylan Laboratories Inc. (f)	63,800	1,123
Pfizer, Inc.	1,786,074	46,956
Quest Diagnostics Inc.	24,000	2,386
Schering-Plough Corp.	349,624	6,625
St. Jude Medical, Inc. (a)	83,894	3,280
Stryker Corp.	96,308	4,783
Tenet Healthcare Corp. (a)	109,309	1,193
UnitedHealth Group, Inc.	154,784	14,110
Watson Pharmaceuticals, Inc. (a) (f)	25,803	819
Wellpoint, Inc. (a)	69,989	8,543
Wyeth	315,831	12,892
Zimmer Holdings, Inc. (a)	58,720	5,044
		333,423
Industrials – 11.3%
3M Co.	184,284	15,469
Allied Waste Industries, Inc. (a) (f)	75,867	624
American Power Conversion Corp.	44,267	975
American Standard Cos., Inc. (a)	50,621	2,318
Apollo Group, Inc., Class A (a)	43,275	3,187
Avery Dennison Corp.	26,370	1,601
Boeing Co.	198,945	10,936
Burlington Northern Santa Fe Corp.	90,150	4,532
Caterpillar, Inc.	80,985	7,698
Cendant Corp.	251,822	5,570
Cintas Corp.	40,382	1,768
Cooper Industries, Ltd.	21,821	1,514
CSX Corp.	50,624	2,091
Cummins, Inc.	10,373	761
Danaher Corp.	74,126	4,015
Deere & Co.	58,441	4,156
Delta Air Lines, Inc. (a) (f)	30,493	141
Dover Corp.	47,913	1,853
Eaton Corp.	35,478	2,475
Emerson Electric Co.	99,735	6,614
Equifax, Inc.	32,069	975
FedEx Corp.	71,346	6,976
Fluor Corp. (f)	19,806	1,243
General Dynamics Corp.	47,906	5,047
General Electric Co. (e)	2,506,023	88,212
Goodrich Co.	27,955	1,035
H&R Block, Inc.	38,810	2,068
Honeywell International, Inc.	204,242	7,755
Illinois Tool Works, Inc.	70,264	6,306
Ingersoll-Rand Co., Class A	40,250	3,391
ITT Industries, Inc.	22,002	1,935
Lockheed Martin Corp.	105,771	6,264
Masco Corp.	104,774	3,533
Monster Worldwide, Inc. (a)	27,692	799
Navistar International Corp. (a) (f)	16,880	666

		Market
		Value
	Shares	(000)

Industrials – (continued)
Norfolk Southern Corp.	93,261	$3,347
Northrop Grumman Corp.	88,278	4,670
PACCAR, Inc.	40,970	3,083
Pall Corp. (f)	29,474	798
Parker-Hannifin Corp.	28,223	1,857
Pitney Bowes, Inc.	54,539	2,501
Power-One, Inc. (a)	20,500	119
R.R. Donnelley & Sons Co.	51,860	1,722
Raytheon Co.	108,514	4,150
Robert Half International, Inc.	41,114	1,199
Rockwell Automation, Inc.	43,520	2,705
Rockwell Collins, Inc.	42,119	1,940
Ryder Systems, Inc.	15,380	653
Southwest Airlines Co.	182,140	2,523
Textron, Inc.	32,775	2,535
Tyco International, Ltd.	476,048	15,938
Union Pacific Corp.	61,040	3,873
United Parcel Service, Inc., Class B	265,100	20,543
United Technologies Corp.	121,057	12,091
W.W. Grainger, Inc.	21,709	1,363
Waste Management, Inc.	137,379	4,017
		306,130
Information Technology – 15.5%
ADC Telecommunications, Inc. (a) (f)	190,527	438
Adobe Systems, Inc.	57,371	3,543
Advanced Micro Devices, Inc. (a)	89,884	1,568
Affiliated Computer Services, Inc., Class A (a)	30,200	1,561
Agilent Technologies, Inc. (a)	115,127	2,763
Altera Corp. (a)	87,978	1,825
Analog Devices, Inc.	88,861	3,263
Andrew Corp. (a)	37,727	457
Apple Computer, Inc. (a)	190,892	8,563
Applied Materials, Inc. (a)	403,361	7,059
Applied Micro Circuits Corp. (a)	75,042	259
Autodesk, Inc.	53,630	1,594
Automatic Data Processing, Inc.	138,438	5,947
Avaya, Inc. (a)	107,415	1,504
BMC Software, Inc. (a)	51,336	767
Broadcom Corp., Class A (a)	77,846	2,511
CIENA Corp. (a)	138,988	275
Cisco Systems, Inc. (a)	1,563,059	27,229
Citrix Systems, Inc. (a)	40,553	912
Computer Associates International, Inc.	138,244	3,745
Computer Sciences Corp. (a)	44,782	2,070
Compuware Corp. (a)	92,657	626
Comverse Technology, Inc. (a)	45,938	1,066
Convergys Corp. (a)	35,005	525
Corning, Inc. (a)	336,785	3,863
Dell, Inc. (a)	587,491	23,553
Electronic Arts, Inc. (a)	72,000	4,643
Electronic Data Systems Corp.	120,686	2,571
EMC Corp. (a)	568,741	$7,200
First Data Corp.	196,904	8,077
Fiserv, Inc. (a)	46,347	1,758
Fisher Scientific International, Inc. (a)	27,200	1,650
Freescale Semiconductor, Inc., Class B (a)	90,708	1,740
Gateway, Inc. (a) (f)	91,465	430
Hewlett-Packard Co.	714,919	14,870
Intel Corp.	1,500,203	35,975
International Business Machines Corp.	394,918	36,562
Intuit, Inc. (a)	43,651	1,868
Jabil Circuit, Inc. (a)	48,013	1,234
JDS Uniphase Corp. (a) (f)	344,319	654
KLA-Tencor Corp. (a)	46,264	2,286
Lexmark International Group, Inc., Class A (a)	30,602	2,452
Linear Technology Corp.	72,475	2,831
LSI Logic Corp. (a) (f)	93,535	597
Lucent Technologies, Inc. (a) (f)	1,033,572	3,173
Maxim Integrated Products, Inc.	77,056	3,315
Mercury Interactive Corp. (a)	19,448	892
Micron Technology, Inc. (a)	144,032	1,656
Microsoft Corp. (e)	2,577,604	64,904
Molex, Inc.	44,310	1,114
Motorola, Inc.	577,198	9,039
National Semiconductor Corp.	84,318	1,682
NCR Corp. (a)	44,384	1,731
Network Appliance, Inc. (a)	83,767	2,514
News Corp., Class A (f)	619,200	10,304
Novell, Inc. (a)	90,942	477
Novellus Systems, Inc. (a)	33,669	994
NVIDIA Corp. (a)	38,651	1,121
Oracle Corp. (a)	1,213,738	15,669
Parametric Technology Corp. (a)	61,941	356
Paychex, Inc.	89,227	2,849
PerkinElmer, Inc.	31,257	693
PMC-Sierra, Inc. (a) (f)	40,024	398
QLogic Corp. (a)	21,745	876
QUALCOMM, Inc.	387,978	14,010
Sabre Holdings Corp., Class A	32,324	681
Sanmina-SCI Corp. (a)	124,358	690
Scientific-Atlanta, Inc.	36,068	1,115
Siebel Systems, Inc. (a)	121,958	1,040
Solectron Corp. (a)	226,514	1,121
Sun Microsystems, Inc. (a)	786,288	3,318
SunGard Data Systems, Inc. (a)	67,950	1,774
Symantec Corp. (a)	170,600	3,755
Symbol Technologies, Inc.	56,885	1,009
Tektronix, Inc.	20,629	597
Tellabs, Inc. (a)	106,775	757
Teradyne, Inc. (a)	47,092	726
Texas Instruments, Inc.	409,803	10,848
Thermo Electron Corp. (a)	38,429	1,055
Unisys Corp. (a)	78,879	606
VERITAS Software Corp. (a)	98,583	2,388

		Market
		Value
	Shares	(000)

Information Technology – (continued)
Waters Corp. (a)	27,857	$1,361
Xerox Corp. (a)	227,642	3,551
Xilinx, Inc.	81,704	2,467
Yahoo!, Inc. (a)	325,680	10,510
		422,020
Materials – 3.2%
Air Products & Chemicals, Inc.	53,489	3,350
Alcoa, Inc.	207,946	6,679
Allegheny Technologies, Inc.	21,729	535
Ball Corp.	26,870	1,193
Bemis Co., Inc.	25,228	753
Dow Chemical Co.	223,399	12,320
E.I. Du Pont de Nemours & Co.	235,339	12,544
Eastman Chemical Co. (f)	18,462	1,066
Ecolab, Inc. (f)	60,626	1,922
Engelhard Corp.	29,030	878
Freeport-McMoRan Copper & Gold, Inc., Class B (f)	41,914	1,753
Georgia-Pacific Group	61,040	2,186
Great Lakes Chemical Corp.	12,503	334
Hercules, Inc. (a)	27,298	391
International Flavors & Fragrances, Inc.	22,204	917
International Paper Co.	116,656	4,357
Louisiana-Pacific Corp.	25,759	677
MeadWestvaco Corp.	47,388	1,486
Monsanto Co.	63,546	3,735
Newmont Mining Corp.	106,342	4,788
Nucor Corp.	37,204	2,319
Pactiv Corp. (a)	35,164	795
Phelps Dodge Corp.	22,305	2,374
PPG Industries, Inc.	40,490	2,913
Praxair, Inc.	76,620	3,435
Rohm & Haas Co.	52,796	2,543
Sealed Air Corp. (a)	20,236	1,058
Sigma-Aldrich Corp.	16,493	1,016
Temple-Inland, Inc.	13,314	1,068
United States Steel Corp.	26,902	1,678
Vulcan Materials Co. (f)	24,096	1,394
Weyerhaeuser Co.	56,424	3,776
		86,233
Telecommunication Services – 3.1%
ALLTEL Corp.	72,898	4,170
AT&T Corp.	187,247	3,638
BellSouth Corp.	433,928	11,195
CenturyTel, Inc.	31,808	1,070
Citizens Communications Co.	77,677	1,036
L-3 Communications Holdings, Inc.	26,800	1,932
Nextel Communications, Inc., Class A (a)	263,736	7,762
Qwest Communications International, Inc. (a) (f)	430,622	1,679
SBC Communications, Inc.	784,404	18,865
Sprint Corp. (Fon Group)	348,923	8,263
Verizon Communications, Inc.	654,798	23,553
		83,163
Utilities – 3.3%
AES Corp. (a)	151,214	$2,531
Allegheny Energy, Inc. (a) (f)	30,999	587
Ameren Corp.	45,842	2,360
American Electric Power Co., Inc.	93,454	3,121
Calpine Corp. (a) (f)	121,752	403
CenterPoint Energy, Inc.	72,493	868
Cinergy Corp.	46,658	1,887
CMS Energy Corp. (a) (f)	44,405	539
Consolidated Edison, Inc.	56,822	2,429
Constellation Energy Group, Inc.	41,003	2,110
Dominion Resources, Inc.	79,287	5,711
DTE Energy Co. (f)	41,346	1,828
Duke Energy Corp.	228,577	6,169
Dynegy Inc., Class A (a) (f)	92,330	384
Edison International	76,762	2,493
El Paso Corp.	153,194	1,889
Entergy Corp.	53,743	3,715
Exelon Corp.	157,378	7,139
FirstEnergy Corp.	77,712	3,205
FPL Group, Inc. (f)	43,689	3,467
KeySpan Corp. (f)	37,606	1,487
Kinder Morgan, Inc.	29,238	2,344
Nicor, Inc. (f)	10,913	407
NiSource, Inc.	62,967	1,426
Peoples Energy Corp.	9,031	386
PG&E Corp. (a)	94,523	3,325
Pinnacle West Capital Corp.	21,481	897
PPL Corp.	44,768	2,442
Progress Energy, Inc.	58,108	2,518
Public Service Enterprise Group, Inc.	55,822	3,045
Sempra Energy	54,689	2,188
Southern Co.	175,858	5,649
TECO Energy, Inc. (f)	46,176	734
TXU Corp.	57,548	4,388
Williams Cos., Inc.	129,737	2,443
Xcel Energy, Inc. (f)	93,997	1,666
XTO Energy, Inc.	60,700	2,763
		90,943

Total Common Stocks
(cost $2,058,391,204)		2,659,398

	Par
	Amount
	(000)

U.S. Government Securities – 0.1%
United States Treasury Bill 2.19% due 03/10/05 (b) (c)	$4,299	4,297

Total U.S. Government Securities
(cost $4,296,652)		4,297

		Market
	Shares	Value
	(000)	(000)

Money Market Funds – 4.7%
AIM Short Term Investment Prime Portfolio	56,535	$56,535
Federated Money Market Obligations Trust	489	489
State Street Navigator Securities Lending Prime Portfolio (d) (g)	69,877	69,877

Total Money Market Funds
(cost $126,900,863)		126,901

Total Investments – 102.8%
(identified cost $2,189,588,719) (h) (i)		2,790,596

Liabilities in excess of other assets – (2.8)%		(76,539)

Net Assets – 100%		$2,714,057

	Number	Unrealized
	of	Appreciation
	Contracts	(000)
Schedule of Futures Contracts
S&P 500 Financial Futures Contracts (long) Expiration date 03/2005	344	$457
Total unrealized appreciation on open futures contracts purchased		$457

(a)          Non-income producing security.

(b)         Security held as collateral in relation to initial margin requirements on futures contracts.

(c)          Rate represents annualized yield at date of purchase.

(d)         Security represents investment made with cash collateral received from securities loaned.

(e)          All or a portion of these securities have been pledged to cover collateral requirements for open futures contracts.

(f)            All or a portion of these securities were on loan at February 28, 2005.

(g)         Affiliated Issuer. See Affiliated Issuer table for more information.

(h)         Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at February 28, 2005 was $781,220,136 and $180,213,351, respectively, resulting in net unrealized appreciation of investments of $601,006,785.

(i)             Security valuation: The Porfolio’s investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees.

Affiliated Issuer Table

	Number of	Shares Purchased	Shares Sold	Number of	Income Earned
Security	Shares held	For the Six Months	For the Six Months	Shares held	For the Six Months	Realized Loss
Description	at 8/31/04	Ended 2/28/05	Ended 2/28/05	at 2/28/05	Ended 2/28/05	on shares sold

State Street Corp.	81,625	900	4,600	77,925	$26,672	$(6,784)

State Street Navigator Securities Lending Prime Portfolio	137,587,980	516,168,398	583,879,545	69,876,833	$23,269	$—

State Street Equity 500 Index Portfolio

Statement of Assets and Liabilities

February 28, 2005 (unaudited)

(Amounts in thousands)

Assets
Investments in unaffiliated issuers at market (identified cost $2,117,123) - including $67,488 of securities loaned	$2,717,302
Investments in non-controlled affiliates at market (identified cost $72,466)	73,294
2,790,596

Receivables:
Dividends and interest	4,912
Total assets	2,795,508

Liabilities
Payables:
Investment securities purchased	11,075
Daily variation margin on futures contracts	404
Due upon return of securities loaned	69,877
Management fees	93
Foreign withholding taxes	2
Total liabilities	81,451
Net Assets	$2,714,057

Composition of Net Assets
Paid-in capital	$2,112,593
Net unrealized appreciation on investments and futures contracts	601,464
Net Assets	$2,714,057

State Street Equity 500 Index Portfolio

Portfolio of Investments

December 31, 2004

		Market
		Value
	Shares	(000)

Common Stocks — 97.5%
Consumer Discretionary — 11.3%
AutoNation, Inc.(a) (f)	61,900	$1,189
AutoZone, Inc.(a)	19,587	1,788
Bed Bath & Beyond, Inc.(a)	71,414	2,844
Best Buy Co., Inc.	76,621	4,553
Big Lots, Inc.(a)	28,738	349
Black & Decker Corp.	18,933	1,672
Brunswick Corp.	22,029	1,090
Carnival Corp.	152,619	8,795
Centex Corp.	29,076	1,732
Circuit City Stores, Inc.	48,139	753
Clear Channel Communications, Inc.	138,965	4,654
Coach, Inc.(a)	44,400	2,504
Comcast Corp.(a) (f)	533,067	17,740
Cooper Tire & Rubber Co.	18,137	391
Dana Corp.	36,349	630
Darden Restaurants, Inc.	37,210	1,032
Delphi Corp.(f)	131,567	1,187
Dillard’s, Inc. Class A (f)	19,453	523
Dollar General Corp.	77,315	1,606
Dow Jones & Co., Inc.(f)	19,326	832
Eastman Kodak Co.(f)	67,537	2,178
eBay, Inc.(a)	159,160	18,507
Family Dollar Stores, Inc.	39,668	1,239
Federated Department Stores, Inc.	42,276	2,443
Ford Motor Co.(f)	442,155	6,473
Fortune Brands, Inc.	33,966	2,622
Gannett Co., Inc.	62,738	5,126
Gap, Inc.	212,030	4,478
General Motors Corp.(f)	136,773	5,479
Genuine Parts Co.	41,293	1,819
Goodyear Tire & Rubber Co.(a) (f)	43,242	634
Harley-Davidson, Inc.	69,538	4,224
Harrah’s Entertainment, Inc.(f)	26,433	1,768
Hasbro, Inc.	42,787	829
Hilton Hotels Corp.	91,643	2,084
Home Depot, Inc.	526,857	22,518
International Game Technology	81,152	2,790
Interpublic Group of Cos., Inc.(a) (f)	99,577	1,334
JC Penney & Co., Inc.	67,088	$2,777
Johnson Controls, Inc.	44,796	2,842
Jones Apparel Group, Inc.	29,379	1,074
KB HOME(f)	10,931	1,141
Knight-Ridder, Inc.	18,291	1,224
Kohl’s Corp.(a)	83,510	4,106
Leggett & Platt, Inc.(f)	45,054	1,281
Limited Brands	100,169	2,306
Liz Claiborne, Inc.	25,341	1,070
Lowe’s Cos., Inc.	185,423	10,679
Marriot International, Inc. Class A	53,439	3,366
Mattel, Inc.	97,545	1,901
May Department Stores Co.	68,567	2,016
Maytag Corp.(f)	19,329	408
McDonald’s Corp.	299,153	9,591
McGraw-Hill, Inc.	44,813	4,102
Meredith Corp.	11,847	642
New York Times Co. Class A	34,745	1,418
Newell Rubbermaid, Inc.(f)	65,221	1,578
NIKE, Inc. Class B	62,213	5,642
Nordstrom, Inc.	32,538	1,521
Office Depot, Inc.(a)	74,470	1,293
OfficeMax, Inc.	20,919	656
Omnicom Group, Inc.	44,117	3,720
Pulte Homes, Inc.	29,936	1,910
Radioshack Corp.	37,253	1,225
Reebok International, Ltd.(f)	14,471	637
Reynolds American, Inc.(f)	34,840	2,738
Sears Roebuck & Co.(f)	49,954	2,549
Sherwin-Williams Co.	33,570	1,498
Snap-On, Inc.(f)	14,348	493
Stanley Works	19,732	967
Staples, Inc.	117,150	3,949
Starbucks Corp.(a)	96,826	6,038
Starwood Hotels & Resorts Worldwide, Inc. Class B	49,112	2,868
Target Corp.	214,857	11,158
Tillany & Co.	34,368	1,099
Time Warner, Inc.(a)	1,098,947	21,364
TJX Cos., Inc.	115,113	2,893
Toys “R” Us, Inc.(a)	50,369	1,031
Tribune Co.	74,955	3,159

		Market
		Value
	Shares	(000)

Consumer Discretionary — (continued)
Univision Communications, Inc. Class A (a)	76,018	$2,225
V.F. Corp.(f)	25,988	1,439
Viacom, Inc. Class B	409,697	14,909
Visteon Corp.(f)	30,453	298
Walt Disney Co.	488,373	13,577
Wendy’s International, Inc.	26,767	1,051
Whirlpool Corp.	15,666	1,084
Yum! Brands, Inc.	71,522	3,374
		312,296
Consumer Staples — 10.1%
Adolph Coors Co. Class B (f)	8,944	677
Alberto Culver Co. Class B (f)	21,658	1,052
Albertson’s, Inc.(f)	87,513	2,090
Altria Group, Inc.	492,064	30,065
Anheuser-Busch Cos., Inc.	190,267	9,652
Archer-Daniels-Midland Co.	159,567	3,560
Avon Products, Inc.	114,848	4,445
Brown-Forman Corp. Class B	28,582	1,391
Campbell Soup Co.(f)	96,683	2,890
Clorox Co.	36,010	2,122
Coca-Cola Co.	580,335	24,159
Coca-Cola Enterprises, Inc.(f)	110,900	2,312
Colgate-Palmolive Co.	125,535	6,422
ConAgra Foods, Inc.	124,446	3,665
Costco Wholesale Corp.	113,551	5,497
CVS Corp.	97,192	4,380
General Mills, Inc.	85,964	4,273
Gillette Co.	238,444	10,678
H.J. Heinz Co.	82,320	3,210
Hershey Foods Corp.	58,008	3,222
Kellogg Co.	97,529	4,356
Kimberly-Clark Corp.	116,564	7,671
Kroger Co.(a)	174,022	3,052
McCormick & Co., Inc.	32,900	1,270
Pepsi Bottling Group, Inc.	60,453	1,635
PepsiCo, Inc.	404,210	21,100
Procter & Gamble Co.	607,922	33,484
Safeway, Inc.(a) (f)	105,293	2,078
Sara Lee Corp.	186,917	4,512
SuperValu, Inc.	32,060	1,107
Sysco Corp.	154,881	5,912
UST Corp.(f)	38,947	$1,874
Wal-Mart Stores, Inc.	1,014,128	53,566
Walgreen Co.	243,910	9,359
Wrigley Wm., Jr. Co.	52,916	3,661
		280,399
Energy — 6.7%
Amerada Hess Corp.(f)	21,202	1,747
Anadarko Petroleum Corp.	58,954	3,821
Apache Corp.	76,830	3,885
Ashland, Inc.	16,580	968
Baker Hughes, Inc.	78,680	3,357
BJ Services Co.	37,855	1,762
Burlington Resources, Inc.	92,956	4,044
ChevronTexaco Corp.	507,994	26,675
ConocoPhillips	165,841	14,400
Devon Energy Corp.	117,922	4,589
EOG Resources, Inc.	27,884	1,990
ExxonMobil Corp.	1,544,302	79,161
Halliburton Co.	103,986	4,080
Kerr-McGee Corp.	35,236	2,036
Marathon Oil Corp.	81,534	3,066
Nabors Industries, Ltd. (a)	35,515	1,822
Noble Corp.(a)	31,523	1,568
Occidental Petroleum Corp.	95,523	5,575
Rowan Cos., Inc.(a) (f)	25,439	659
Schlumberger, Ltd.	141,807	9,494
Sunoco, Inc.	17,728	1,448
Transocean, Inc.(a)	75,595	3,204
Unocal Corp.	62,388	2,698
Valero Energy Corp.	60,700	2,756
		184,805
Financials — 20.1%
ACE, Ltd.	67,355	2,879
AFLAC, Inc.	119,516	4,762
Allstate Corp.	163,207	8,441
Ambac Financial Group, Inc.	25,747	2,115
American Express Co.	301,373	16,988
American International Group, Inc.	623,983	40,977
AmSouth Bancorp(f)	83,319	2,158
AON Corp.	74,223	1,771
Apartment Investment & Management Co. Class A	22,300	859

		Market
		Value
	Shares	(000)

Financials — (continued)
Archstone-Smith Trust	46,200	$1,769
Bank of America Corp.	967,500	45,463
Bank of New York Co., Inc.	187,879	6,279
BB&T Corp.	130,618	5,492
Bear Stearns Cos., Inc.	24,299	2,486
Capital One Financial Corp.	58,815	4,953
Charles Schwab Corp.	321,893	3,850
Chubb Corp.	45,039	3,463
Cincinnati Financial Corp.	39,700	1,757
CIT Group, Inc.	49,300	2,259
Citigroup, Inc.	1,242,671	59,872
Comerica, Inc.	40,432	2,467
Compass Bancshares, Inc.	28,900	1,407
Countrywide Financial Corp.	140,686	5,207
E*Trade Financial Corp.(a)	87,400	1,307
Equity Office Properties Trust	95,241	2,773
Equity Residential	66,207	2,395
Fannie Mae	232,429	16,551
Federal Home Loan Mortgage Corp.	165,846	12,223
Federated Investors, Inc. Class B(f)	25,500	775
Fifth Third Bancorp	135,400	6,402
First Horizon National Corp.(f)	29,117	1,255
Franklin Resources, Inc.	59,144	4,119
Golden West Financial Corp.	74,322	4,565
Goldman Sachs Group, Inc.	115,600	12,027
Hartford Financial Services Group, Inc.	71,288	4,941
Huntington Bancshares, Inc.	53,954	1,337
J.P. Morgan Chase & Co.	853,819	33,307
Janus Capital Group, Inc.	56,319	947
Jefferson-Pilot Corp.	32,160	1,671
KeyCorp(f)	95,809	3,248
Lehman Brothers Holdings, Inc.	63,918	5,592
Lincoln National Corp.	41,431	1,934
Loews Corp.	43,814	3,080
M & T Bank Corp.	27,500	2,966
Marsh & McLennan Cos., Inc.	128,136	4,216
Marshall & Ilsley Corp.	52,292	2,311
MBIA, Inc.	33,758	2,136
MBNA Corp.	308,002	8,683
Mellon Financial Corp.	100,423	$3,124
Merrill Lynch & Co., Inc.(f)	223,927	13,384
MetLife, Inc.	176,707	7,158
MGIC Investment Corp.(f)	23,262	1,603
Moody’s Corp.	34,865	3,028
Morgan Stanley	261,043	14,493
National City Corp.	163,891	6,154
North Fork Bancorp, Inc.	110,135	3,177
Northern Trust Corp.	51,840	2,518
Plum Creek Timber Co., Inc.	43,080	1,656
PNC Financial Services Group, Inc.	66,447	3,817
Principal Financial Group, Inc.	73,750	3,019
Progressive Corp.(f)	47,247	4,008
ProLogis	43,400	1,881
Providian Financial Corp.(a)	69,673	1,148
Prudential Financial, Inc.	122,300	6,722
Regions Financial Corp.	113,009	4,022
SAFECO Corp.(f)	29,664	1,550
Simon Property Group, Inc.	52,963	3,425
SLM Corp.	102,642	5,480
Sovereign Bancorp, Inc.	81,500	1,838
St. Paul Travelers Cos., Inc.	161,925	6,003
State Street Corp.(g)	79,225	3,892
SunTrust Banks, Inc.	89,572	6,618
Synovus Financial Corp.	72,604	2,075
T. Rowe Price Group, Inc.(f)	29,990	1,865
Torchmark Corp.	25,876	1,479
U.S. Bancorp	446,561	13,986
UnumProvident Corp.(f)	70,835	1,271
Wachovia Corp.	384,786	20,240
Washington Mutual, Inc.	207,113	8,757
Wells Fargo Co.	405,711	25,215
XL Capital, Ltd. Class A	32,632	2,534
Zions Bancorp	21,319	1,450
		557,025
Health Care — 12.2%
Abbott Laboratories	373,967	17,445
Aetna, Inc.	36,032	4,495
Allergan, Inc.	30,991	2,512
AmerisourceBergen Corp.	26,416	1,550
Amgen, Inc.(a)	304,875	19,558

		Market
		Value
	Shares	(000)

Health Care — (continued)
Applera Corp. — Applied Biosystems Group	47,567	$995
Bausch & Lomb, Inc.(f)	12,825	827
Baxter International, Inc.	149,426	5,161
Becton, Dickinson & Co.	61,729	3,506
Biogen Idec, Inc.(a)	80,073	5,334
Biomet, Inc.	60,041	2,605
Boston Scientific Corp.(a)	203,896	7,248
Bristol-Myers Squibb Co.	462,617	11,852
C.R. Bard, Inc.	24,494	1,567
Cardinal Health, Inc.	104,466	6,075
Caremark Rx, Inc.(a)	111,408	4,393
Chiron Corp.(a)	44,644	1,488
CIGNA Corp.	32,389	2,642
Eli Lilly & Co.	271,897	15,430
Express Scripts, Inc.(a)	18,600	1,422
Forest Laboratories, Inc.(a)	87,006	3,903
Genzyme Corp.(a)	56,105	3,258
Gilead Sciences, Inc.(a)	105,400	3,688
Guidant Corp.	77,164	5,563
HCA, Inc.	99,359	3,970
Health Management Associates, Inc. Class A(f)	57,298	1,302
Hospira, Inc.(a)	37,336	1,251
Humana, Inc.(a)	37,625	1,117
IMS Health, Inc.	55,281	1,283
Johnson & Johnson	710,846	45,082
King Pharmaceuticals, Inc.(a)	56,932	706
Laboratory Corp. of America Holdings(a)	32,800	1,634
Manor Care, Inc.	21,251	753
McKesson Corp.	69,231	2,178
Medco Health Solutions, Inc.(a)	63,872	2,657
MedImmune, Inc.(a)	59,465	1,612
Medtronic, Inc.	290,502	14,429
Merck & Co., Inc.	532,503	17,115
Millipore Corp.(a)	11,628	579
Mylan Laboratories Inc.(f)	63,800	1,128
Pfizer, Inc.	1,803,974	48,509
Quest Diagnostics Inc.(f)	24,000	2,293
Schering-Plough Corp.	355,524	7,423
St. Jude Medical, Inc.(a)	83,894	3,518
Stryker Corp.	97,608	$4,710
Tenet Healthcare Corp.(a)	109,309	1,200
UnitedHealth Group, Inc.	157,084	13,828
Watson Pharmaceuticals, Inc.(a) (f)	25,803	847
Wellpoint, Inc.(a)	70,389	8,095
Wyeth	320,731	13,660
Zimmer Holdings, Inc.(a)	58,020	4,649
		338,045
Industrials — 11.4%
3M Co.	185,884	15,256
Allied Waste Industries, Inc.(a) (f)	75,867	704
American Power Conversion Corp.(f)	47,267	1,012
American Standard Cos., Inc.(a)	50,621	2,092
Apollo Group, Inc.(a)	45,375	3,662
Avery Dennison Corp.	26,370	1,581
Boeing Co.	199,645	10,336
Burlington Northern Santa Fe Corp.	91,350	4,322
Caterpillar, Inc.	82,285	8,024
Cendant Corp.	248,722	5,815
Cintas Corp.	40,382	1,771
Cooper Industries, Ltd.	21,821	1,481
CSX Corp.	50,624	2,029
Cummins, Inc.(f)	10,373	869
Danaher Corp.(f)	75,026	4,307
Deere & Co.	58,441	4,348
Delta Air Lines, Inc.(a) (f)	30,493	228
Dover Corp.	47,913	2,009
Eaton Corp.	35,478	2,567
Emerson Electric Co.	101,335	7,104
Equifax, Inc.	32,069	901
FedEx Corp.	71,646	7,056
Fluor Corp.(f)	19,806	1,080
General Dynamics Corp.	47,806	5,001
General Electric Co.(e)	2,530,423	92,360
Goodrich Co.	27,955	912
H&R Block, Inc.(f)	38,810	1,902
Honeywell International, Inc.	207,642	7,353
Illinois Tool Works, Inc.	71,164	6,596
Ingersoll-Rand Co. Class A	41,050	3,296
ITT Industries, Inc.	22,002	1,858

		Market
		Value
	Shares	(000)

Industrials — (continued)
Lockheed Martin Corp.	104,871	$5,826
Masco Corp.	108,974	3,981
Monster Worldwide, Inc.(a)	27,692	932
Navistar International Corp.(a) (f)	16,880	742
Norfolk Southern Corp.	93,261	3,375
Northrop Grumman Corp.	89,278	4,853
PACCAR, Inc.	40,970	3,297
Pall Corp.	29,474	853
Parker-Hannifin Corp.	28,223	2,138
Pitney Bowes, Inc.	54,539	2,524
Power-One, Inc.(a)	20,500	183
R.R. Donnelley & Sons Co.	51,860	1,830
Raytheon Co.	107,714	4,183
Robert Half International, Inc.	41,114	1,210
Rockwell Automation, Inc.	43,520	2,156
Rockwell Collins, Inc.	42,119	1,661
Ryder Systems, Inc.	15,380	735
Southwest Airlines Co.	186,140	3,030
Textron, Inc.	32,775	2,419
Tyco International, Ltd.	483,048	17,264
Union Pacific Corp.	61,040	4,105
United Parcel Service, Inc. Class B	268,800	22,972
United Technologies Corp.	121,657	12,573
W.W. Grainger, Inc.	21,709	1,446
Waste Management, Inc.	136,579	4,089
		316,209
Information Technology — 16.2%
ADC Telecommunications, Inc.(a) (f)	190,527	511
Adobe Systems, Inc.	56,771	3,562
Advanced Micro Devices, Inc.(a) (f)	95,384	2,100
Affiliated Computer Services, Inc.(a) (f)	30,200	1,818
Agilent Technologies, Inc.(a)	115,127	2,775
Altera Corp.(a)	87,978	1,821
Analog Devices, Inc.	88,861	3,281
Andrew Corp.(a)	37,727	514
Apple Computer, Inc.(a)	97,246	6,263
Applied Materials, Inc.(a)	403,661	6,903
Applied Micro Circuits Corp.(a) (f)	75,042	316
Autodesk, Inc.	53,630	$2,035
Automatic Data Processing, Inc.	140,838	6,246
Avaya, Inc.(a) (f)	107,415	1,848
BMC Software, Inc.(a)	51,336	955
Broadcom Corp.(a)	77,846	2,513
CIENA Corp.(a) (f)	138,988	464
Cisco Systems, Inc.(a)	1,578,359	30,462
Citrix Systems, Inc.(a)	40,553	995
Computer Associates International, Inc.	138,244	4,294
Computer Sciences Corp.(a)	44,782	2,524
Compuware Corp.(a)	92,657	599
Comverse Technology, Inc.(a)	45,938	1,123
Convergys Corp.(a)	35,005	525
Corning, Inc.(a)	334,285	3,935
Dell, Inc.(a)	595,791	25,107
Electronic Arts, Inc.(a)	72,000	4,441
Electronic Data Systems Corp.(f)	120,686	2,788
EMC Corp.(a)	577,841	8,592
First Data Corp.	200,104	8,512
Fiserv, Inc.(a)	46,347	1,863
Fisher Scientific International, Inc.(a)	27,200	1,697
Freescale Semiconductor, Inc.(a)	94,408	1,733
Gateway, Inc.(a) (f)	91,465	550
Hewlett-Packard Co.	725,419	15,212
Intel Corp.	1,515,203	35,441
International Business Machines Corp.	398,818	39,315
Intuit, Inc.(a)	45,051	1,983
Jabil Circuit, Inc.(a)	48,013	1,228
JDS Uniphase Corp.(a) (f)	344,319	1,091
KLA-Tencor Corp.(a) (f)	46,264	2,155
Lexmark International Group, Inc. Class A(a)	30,602	2,601
Linear Technology Corp.	72,475	2,809
LSI Logic Corp.(a) (f)	93,535	513
Lucent Technologies, Inc.(a) (f)	1,074,672	4,041
Maxim Integrated Products, Inc.	77,056	3,266
Mercury Interactive Corp.(a)	21,548	981
Micron Technology, Inc.(a)	144,032	1,779
Microsoft Corp.(e)	2,602,704	69,518
Molex, Inc.	44,310	1,329

		Market
		Value
	Shares	(000)

Information Technology — (continued)
Motorola, Inc.	586,198	$10,083
National Semiconductor Corp.	84,318	1,513
NCR Corp.(a)	22,192	1,536
Network Appliance, Inc.(a)	87,767	2,916
News Corp. Class A(f)	609,600	11,375
Novell, Inc.(a) (f)	90,942	614
Novellus Systems, Inc.(a)	33,669	939
NVIDIA Corp.(a) (f)	38,651	911
Oracle Corp.(a)	1,231,538	16,897
Parametric Technology Corp.(a)	61,941	365
Paychex, Inc.	89,227	3,041
PerkinElmer, Inc.	31,257	703
PMC-Sierra, Inc.(a) (f)	40,024	450
QLogic Corp.(a)	21,745	799
QUALCOMM, Inc.	393,578	16,688
Sabre Holdings Corp. Class A	32,324	716
Sanmina-SCI Corp.(a)	124,358	1,053
Scientific-Atlanta, Inc.(f)	36,068	1,191
Siebel Systems, Inc.(a)	121,958	1,281
Solectron Corp.(a)	226,514	1,207
Sun Microsystems, Inc.(a)	817,188	4,396
SunGard Data Systems, Inc.(a)	67,950	1,925
Symantec Corp.(a)	149,000	3,838
Symbol Technologies, Inc.	56,885	984
Tektronix, Inc.	23,329	705
Tellabs, Inc.(a)	118,575	1,019
Teradyne, Inc.(a)	47,092	804
Texas Instruments, Inc.	411,903	10,141
Thermo Electron Corp.(a)	38,429	1,160
Unisys Corp.(a)	78,879	803
VERITAS Software Corp.(a)	101,883	2,909
Waters Corp.(a)	27,857	1,303
Xerox Corp.(a)	207,942	3,537
Xilinx, Inc.	81,704	2,422
Yahoo!, Inc.(a)	330,680	12,460
		449,611
Materials — 3.0%
Air Products & Chemicals, Inc.	53,489	3,101
Alcoa, Inc.	210,346	6,609
Allegheny Technologies, Inc.	21,729	471
Ball Corp.	26,870	1,182
Bemis Co., Inc.	25,228	734
Dow Chemical Co.	226,899	$11,234
E.I. Du Pont de Nemours & Co.	237,439	11,646
Eastman Chemical Co.	18,462	1,066
Ecolab, Inc.	60,626	2,130
Engelhard Corp.	29,030	890
Freeport-McMoRan Copper & Gold, Inc. Class B(f)	41,914	1,602
Georgia-Pacific Group	61,040	2,288
Great Lakes Chemical Corp.	12,503	356
Hercules, Inc.(a)	27,298	405
International Flavors & Fragrances, Inc.	22,204	951
International Paper Co.	117,956	4,954
Louisiana-Pacific Corp.	25,759	689
MeadWestvaco Corp.	47,388	1,606
Monsanto Co.	62,746	3,486
Newmont Mining Corp.	107,642	4,780
Nucor Corp.	37,204	1,947
Pactiv Corp.(a)	35,164	889
Phelps Dodge Corp.	23,505	2,325
PPG Industries, Inc.	40,490	2,760
Praxair, Inc.	76,620	3,383
Rohm & Haas Co.	52,796	2,335
Sealed Air Corp.(a)	20,236	1,078
Sigma-Aldrich Corp.	16,493	997
Temple-Inland, Inc.	13,314	911
United States Steel Corp.(f)	26,902	1,379
Vulcan Materials Co.	24,096	1,316
Weyerhaeuser Co.	56,424	3,793
		83,293
Telecommunication Services —3.3%
ALLTEL Corp.	72,598	4,266
AT&T Corp.	187,247	3,569
BellSouth Corp.	440,428	12,239
CenturyTel, Inc.(f)	31,808	1,128
Citizens Communications Co.(f)	77,677	1,071
L-3 Communications Holdings, Inc.	28,400	2,080
Nextel Communications, Inc. Class A(a)	265,536	7,966
Qwest Communications International, Inc.(a)	430,622	1,912
SBC Communications, Inc.	795,504	20,500
Sprint Corp. (Fon Group)	354,523	$8,810
Verizon Communications, Inc.	663,898	26,895
		90,436

		Market
		Value
	Shares	(000)

Utilities — 3.2%
AES Corp.(a)	157,314	2,150
Allegheny Energy, Inc.(a) (f)	30,999	611
Ameren Corp.(f)	45,842	2,299
American Electric Power Co., Inc.	93,454	3,209
Calpine Corp.(a) (f)	144,152	568
CenterPoint Energy, Inc.(f)	72,493	819
Cinergy Corp.	42,358	1,763
CMS Energy Corp.(a)(f)	49,905	522
Consolidated Edison, Inc.	56,822	2,486
Constellation Energy Group, Inc.	42,603	1,862
Dominion Resources, Inc.(f)	78,687	5,330
DTE Energy Co.	41,346	1,783
Duke Energy Corp.	231,377	5,861
Dynegy Inc. Class A(a) (f)	92,330	427
Edison International	76,762	2,459
El Paso Corp.(f)	153,194	1,593
Entergy Corp.	53,443	3,612
Exelon Corp.	159,978	7,050
FirstEnergy Corp.	77,712	3,070
FPL Group, Inc.(f)	43,689	3,266
KeySpan Corp.(f)	37,606	1,484
Kinder Morgan, Inc.	29,238	2,138
Nicor, Inc.(f)	10,913	403
NiSource, Inc.	62,967	1,434
Peoples Energy Corp.(f)	9,031	397
PG&E Corp.(a)	94,523	3,146
Pinnacle West Capital Corp.	21,481	954
PPL Corp.	44,768	2,385
Progress Energy, Inc.(f)	58,108	2,629
Public Service Enterprise Group, Inc.(f)	55,822	2,890
Sempra Energy	54,689	2,006
Southern Co.	178,858	5,995
TECO Energy, Inc.(f)	46,176	$708
TXU Corp.	57,448	3,709
Williams Cos., Inc.(f)	134,837	2,197
Xcel Energy, Inc.(f)	93,997	1,711
XTO Energy, Inc.	62,200	2,201
		87,127
Total Common Stocks
(cost $2,082,504,194)		2,699,246

	Par
	Amount
	(000)

U.S. Government Securities — 0.2%
United States Treasury Bill 2.19% due 03/10/05(b)(c)	$4,299	4,281
Total U.S. Government Securities
(cost $4,281,257)		4,281

	Shares
	(000)

Short Term Investments — 5.7%
AIM Short Term Investment Prime Portfolio	60,104	$60,104
Federated Money Market Obligations Trust	487	487
State Street Navigator Securities Lending Prime Portfolio(d)(g) (Note 4)	98,442	98,442
Total Short Term Investments
(cost $159,032,959)		159,033
Total Investments — 103.4%
(identified cost $2,245,818,410)		2,862,560
Liabilities in excess of other assets — (3.4)%		(95,093)
Net Assets — 100%		$2,767,467

		Unrealized
	Number of	Appreciation
	Contracts	(000)

Schedule of Futures Contracts
S&P 500 Financial Futures Contracts (long) Expiration date 03/2005	364	$1,073
Total unrealized appreciation on open futures contracts purchased		$1,073

(a)          Non-income producing security.

(b)         Security held as collateral in relation to initial margin requirements on futures contracts.

(c)          Rate represents annualized yield at date of purchase.

(d)         Security represents investment made with cash collateral received from securities loaned.

(e)          All or a portion of these securities have been pledged to cover collateral requirements for open futures contracts.

(f)            All or a portion of these securities were on loan at December 31, 2004.

(g)         Affiliated issuer. See table below for more information.

	Number of	Shares purchased	Shares sold for	Number of	Income earned
	shares held	for the year	the year ended	shares held at	for the year	Realized gain
Security Description	at 12/31/03	ended 12/31/04	12/31/04	12/31/04	ended 12/31/04	on shares sold

State Street Corp.	84,525	3,400	8,700	79,225	$52,637	$23,855
State Street Navigator Securities Lending Prime Portfolio	71,146,646	976,149,740	948,854,719	98,441,667	69,912	—

State Street Equity 500 Index Portfolio

Statement of Assets and Liabilities

December 31, 2004

(Amounts in thousands)

Assets
Investments in unaffiliated issuers at market (identified cost $2,144,730) — including $97,986 of securities loaned (Note 2)	$2,760,226
Investments in non-controlled affiliates at market (identified cost $101,088) (Note 4)	102,334
2,862,560
Receivables:
Dividends and interest	3,608
Total assets	2,866,168
Liabilities
Payables:
Investment securities purchased	102
Daily variation margin on futures contracts	53
Due upon return of securities loaned	98,442
Management fees (Note 4)	104
Total liabilities	98,701
Net Assets	$2,767,467

Composition of Net Assets
Paid-in capital	$2,149,652
Net unrealized appreciation on investments and futures contracts	617,815
Net Assets	$2,767,467

See Notes to Financial Statements.

State Street Equity 500 Index Portfolio

Statement of Operations

For the Year Ended December 31, 2004

(Amounts in thousands)

Investment Income
Dividend income — unaffiliated issuers		$52,917
Dividend income — non-controlled affiliated issuer		53
Interest		819
Security lending income (Notes 2 and 4)		70
Total Investment Income		53,859

Expenses
Management fees (Note 4)	$1,201
Total Expenses		1,201
Net Investment Income		52,658

Realized and Unrealized Gain (Loss)
Net realized gain (loss)on:
Investments — unaffiliated issuers	(34,201)
Investments — non-controlled affiliated issuer	24
Futures contracts	7,688
		(26,489)
Net change in unrealized appreciation (depreciation) on:
Investments	250,841
Futures contracts	(943)
		249,898
Net realized and unrealized gain		223,409
Net Increase in Net Assets Resulting from Operations		$276,067

See Notes to Financial Statements.

State Street Equity 500 Index Portfolio

Statement of Changes in Net Assets

(Amounts in thousands)

	For the	For the
	Year Ended	Year Ended
	December 31, 2004	December 31, 2003

Increase (Decrease) in Net Assets From:
Operations
Net investment income	$52,658	$39,264
Net realized loss on investments and futures contracts	(26,489)	(90,744)
Net change in unrealized appreciation (depreciation)	249,898	641,095
Net increase in net assets resulting from operations	276,067	589,615

Capital Transactions
Proceeds from contributions	331,241	547,305
Contributions in-kind	—	19,659
Fair value of withdrawals	(481,557)	(434,455)
Withdrawals in-kind	(72,956)	—
Net increase (decrease) in net assets from capital transactions	(223,272)	132,509
Total Net Increase in Net Assets	52,795	722,124

Net Assets
Beginning of year	2,714,672	1,992,548
End of year	$2,767,467	$2,714,672

See Notes to Financial Statements.

State Street Equity 500 Index Portfolio

Financial Highlights

The following table includes selected supplemental data and ratios to average net assets:

	Year	Year	Year	Year	Period
	Ended	Ended	Ended	Ended	Ended
	12/31/04	12/31/03	12/31/02	12/31/01	12/31/00*

Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$2,767,467	$2,714,672	$1,992,548	$2,692,298	$2,957,271
Ratios to average net assets:
Operating expenses	0.045%	0.045%	0.045%	0.045%	0.045	%†
Net investment income	1.97%	1.74%	1.57%	1.34%	1.14	%†
Portfolio turnover rate**	9%	12%	13%	14%	18	%††
Total return (a)	10.86%	28.62%	(22.16)%	(11.94)%	(2.41	)%††

*                 The Portfolio commenced operations on March 1, 2000.

**          The Portfolio turnover rate excludes in-kind security transactions.

†                  Annualized.

††            Not Annualized.

(a)          Results represent past performance and are not indicative of future results.

See Notes to Financial Statements.

State Street Equity 500 Index Portfolio

Notes to Financial Statements
December 31, 2004

1.          Organization

The State Street Master Funds (the “Trust”) is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), that was organized as a business trust under the laws of the Commonwealth of Massachusetts on July 27, 1999. The Trust comprises seven investment portfolios: the State Street Equity 500 Index Portfolio, the State Street Equity 400 Index Portfolio, the State Street Equity 2000 Index Portfolio, the State Street MSCI® EAFE® Index Portfolio, the State Street Aggregate Bond Index Portfolio, the State Street Money Market Portfolio, and the State Street U.S. Government Money Market Portfolio. Information presented in these financial statements pertains only to the State Street Equity 500 Index Portfolio (the “Portfolio”). At December 31, 2004, only the Portfolio, State Street MSCI® EAFE® Index Portfolio and State Street Money Market Portfolio had commenced operations. Pursuant to the Trust’s Declaration of Trust, the Board of Trustees may issue an unlimited number of non-transferable beneficial interests.

The Portfolio’s investment objective is to replicate, as closely as possible, before expenses, the performance of the Standard & Poor’s 500 Composite Stock Price Index (the “S&P 500® Index”). The Portfolio uses a passive management strategy designed to track the performance of the S&P 500® Index. The S&P 500® Index is a well-known, unmanaged, stock index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States.

2.          Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Security valuation: The Portfolio’s investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees.

Securities transactions, investment income and expenses: Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Expenses are accrued daily based on average daily net assets.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio based on each partner’s daily ownership percentage.

Federal income taxes: The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, dividends, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

Futures: The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the S&P 500® Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission (the “SEC”) requirements.

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market.

Securities Lending: The Trust, on behalf of the Portfolio, entered into a Securities Lending Agreement (the “Agreement”) with State Street Bank and Trust Company (“State Street”). Under the terms of the Agreement, the Portfolio may lend portfolio securities to qualified borrowers in order to earn additional income. The Agreement requires that loans are secured at all times by cash, U.S. Government securities, sovereign debt, or irrevocable lines of credit in an amount at least equal to 102% of the market value of domestic securities loaned (105% in the case of foreign securities), plus accrued interest and dividends, determined on a daily basis. Proceeds collected by State Street on investment of cash collateral or any fee income is allocated as follows: 75% to the Portfolio and 25% to State Street. For the year ended December 31, 2004, the earned income for the Portfolio and State Street was $69,912 and $23,304, respectively.

The primary risk associated with securities lending is that if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Portfolio could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At December 31, 2004, the value of the securities loaned amounted to $97,985,663. The loans were collateralized with cash of $98,441,667, which the Portfolio then invested in the State Street Navigator Securities Lending Prime Portfolio (the “Prime Portfolio”), an affiliated investment company, and letters of credit from JP Morgan Chase Bank and BNP Paribas in the amounts of $1,264,800 and $2,150,160, respectively.

Use of Estimates: The Portfolio’s financial statements are prepared in accordance with U.S. generally accepted accounting principles that require the use of management estimates. Actual results could differ from those estimates.

3.          Securities Transactions

For the year ended December 31, 2004, purchases and sales of investment securities, excluding short-term investments, futures contracts, and in-kind withdrawals, aggregated to $237,412,033 and $297,872,960, respectively. The aggregate value of in-kind withdrawals was $72,956,408.

At December 31, 2004, the tax cost of investments was $2,450,998,571. The aggregate gross unrealized appreciation and gross unrealized depreciation was $783,440,674 and $371,879,248, respectively, resulting in net appreciation of $411,561,426 for all securities as computed on a federal income tax basis. The differences between book and tax cost amounts are primarily due to wash sale loss deferrals.

4.          Related Party Fees and Transactions

The Portfolio has entered into an investment advisory agreement with SSgA Funds Management, Inc. (“SSgA FM”), a subsidiary of State Street Corp. and an affiliate of State Street, under which SSgA FM directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. The Trust has contracted with State Street to provide custody, administration and transfer agent services to the Portfolio. In compensation for SSgA FM’s services as investment adviser and for State Street’s services as administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the Portfolio, including ordinary legal, audit and trustees fees expenses), State Street receives a unitary fee, calculated daily, at the annual rate of 0.045% of the Portfolio’s average daily net assets.

Certain investments made by the Portfolio represent securities affiliated with State Street and SSgA FM. Investments made with cash collateral received from securities loaned were used to purchase shares of the Prime Portfolio, which is offered by State Street and advised by SSgA FM. Investments in State Street Corp., the holding company of State Street, were made according to its representative portion of the S&P 500® Index. The market value of each of these investments at December 31, 2004 is listed in the Portfolio of Investments.

During the year, the Portfolio had investment transactions executed through State Street Global Markets LLC, a wholly owned subsidiary of State Street Corp., and an affiliated broker-dealer of SSgA FM. For the year ended December 31, 2004, the Portfolio paid brokerage commissions to State Street Global Markets LLC of $52,740.

5.          Indemnifications

Like many other companies, the Trust’s organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements in unknown as this could involve future claims against the Trust.

General Information (unaudited)

Proxy Voting Policies and Procedures and Record

The Trust has adopted proxy voting procedures relating to portfolio securities held by the Portfolio. A description of the policies and procedures is available without charge, upon request, by (i) calling (877) 521-4083 or (ii) on the website of the Securities and Exchange Commission (the “SEC”) at www.sec.gov. Information on how the Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling (877) 521-4083 or (ii) on the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year (as of March and September of each year) on Form N-Q. The Trust’s Form N-Q is available on the SEC’s website at www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (877) 521-4083.

Report of Ernst & Young LLP, Independent Registered Public Accounting Firm

To the Board of Trustees of State Street Master Funds and

Owners of Beneficial Interest of State Street Equity 500 Index Portfolio:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the State Street Equity 500 Index Portfolio (one of the portfolios constituting State Street Master Funds) (the Portfolio) as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from the brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the State Street Equity 500 Index Portfolio of State Street Master Funds at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Boston, Massachusetts

February 11, 2005

State Street Master Funds
(unaudited)

Name, Address and Date of Birth (“DOB”)	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Independent Trustees:

Michael F. Holland Holland & Company, LLC 375 Park Avenue New York, NY 10152 DOB: 07/08/44	Trustee and Chairman of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995 — present).	14	Trustee, State Street Institutional Investment Trust; Director of the Holland Series Fund, Inc.; and Director, The China Fund, Inc.

William L. Boyan State Street Master Funds P.O. Box 5049 Boston, MA 02206 DOB: 01/20/37	Trustee	Term: Indefinite Elected: 7/99	Trustee of Old Mutual South Africa Master Trust (investments) (1997 — present); Chairman emeritus, Children’s Hospital (1984 — present); Director, Boston Plan For Excellence (non-profit) (1994 — present); President and Chief Operations Officer, John Hancock Mutual Life Insurance Company (1959 — 1999). Mr. Boyan retired in 1999.	14	Trustee, State Street Institutional Investment Trust; and Trustee, Old Mutual South Africa Master Trust

Rina K. Spence 7 Acacia Street Cambridge, MA 02138 DOB: 10/24/48	Trustee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (1998 — present); Member of the Advisory Board, Ingenium Corp., (technology company) (2001 — present); Chief Executive Officer, IEmily.com, (internet company) (2000 — 2001); Trustee Eastern Enterprise (utilities) (1988 —2000).	14	Trustee, State Street Institutional Investment Trust; Director of Berkshire Life Insurance Company of America; and Director, IEmily.com

Douglas T. Williams State Street Master Funds P.O. Box 5049 Boston, MA 02206 DOB: 12/23/40	Trustee	Term: Indefinite Elected: 7/99	Executive Vice President of Chase Manhattan Bank, (1987 — 1999). Mr. Williams retired in 1999.	14	Trustee, State Street Insitutional Investment Trust

Name, Address and Date of Birth (“DOB”)	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Officers:

Donald A. Gignac State Street Bank and Trust Company 2 Avenue de Lafayette Boston, MA 02111 DOB: 06/14/65	President	Term: Indefinite Elected: 8/03	Senior Vice President of State Street Bank and Trust Company (2002 — present); Vice President of State Street Bank and Trust Company (1993 to 2002).	—	—

Karen Gillogly State Street Bank and Trust Company One Federal Street Boston, MA 02110 DOB: 09/03/66	Treasurer	Term: Indefinite Elected: 9/03	Vice President of State Street Bank and Trust Company (1999 — present); Audit Senior Manager, Ernst & Young LLP (1998 — 1999).	—	—

Julie A. Tedesco State Street Bank and Trust Company One Federal Street Boston, MA 02110 DOB: 09/03/57	Secretary	Term: Indefinite Elected: 5/00	Vice President and Counsel of State Street Bank and Trust Company (2000 — present); Counsel of First Data Investor Services Group, Inc., (1994 — 2000).	—	—

Peter A. Ambrosini SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 DOB: 12/17/43	Chief Compliance Officer	Term: Unlimited Elected: 5/04	Senior Principal and Chief Compliance and Risk Management Officer, SSgA Funds Management, Inc. and State Street Global Advisors (2001 — present); Managing Director, PricewaterhouseCoopers LLP (1986 — 2001).	—	—

The Statement of Additional Information includes additional information about the Trust’s Trustees and is available, without charge, upon request, by calling (toll free) 877-521-4083.

Trustees

Michael F. Holland

William L. Boyan

Rina K. Spence

Douglas T. Williams

Investment Adviser

SSgA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Administrator, Custodian and Transfer Agent

State Street Bank and Trust Company

225 Franklin Street

Boston, MA 02110

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

One International Place

Boston, MA 02109

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Equity 500 Index Portfolio

State Street Bank and Trust Company

P.O. Box 5049

Boston, MA 02206

State Street MSCI® EAFE® Index Portfolio

Portfolio of Investments
February 28, 2005 (unaudited)

	Shares	Market Value

COMMON STOCKS — 96.6%
Australia — 5.0%
Alumina, Ltd.	9,422	$45,020
Amcor, Ltd.	6,905	39,286
AMP, Ltd.	14,930	86,599
Ansell, Ltd.	1,323	10,599
Aristocrat Leisure, Ltd. (d)	2,448	20,892
Australia & New Zealand Banking Group, Ltd.	14,557	246,502
Australia Gas Light Co., Ltd.	3,710	41,892
Australian Stock Exchange, Ltd. (d)	809	13,276
Australian Wealth Management, Ltd. (a)	455	393
AXA Asia Pacific Holdings, Ltd.	5,419	18,335
BHP Billiton, Ltd.	28,800	436,796
BlueScope Steel, Ltd.	5,948	45,671
Boral, Ltd. (d)	4,549	23,070
Brambles Industries, Ltd. (d)	7,850	49,389
Centro Properties Group	6,236	25,052
CFS Gandel Retail Trust	368	317
CFS Gandel Retail Trust Unit	10,992	13,675
Coca-Cola Amatil, Ltd. (d)	4,291	27,814
Cochlear, Ltd.	421	9,708
Coles Myer, Ltd. (d)	9,510	71,966
Commonwealth Bank of Australia (d)	10,253	294,350
Commonwealth Property Office Fund	10,336	9,992
Computershare, Ltd. (d)	3,199	14,601
CSL, Ltd.	1,603	40,710
CSR, Ltd.	7,488	14,300
DB RREEF Trust	20,200	20,328
Foster’s Group, Ltd.	16,256	67,111
Futuris Corp., Ltd.	4,496	7,339
General Property Trust	16,342	47,395
Harvey Norman Holdings, Ltd. (d)	4,185	9,186
Iluka Resources, Ltd.	1,845	8,304
ING Industrial Fund (d)	5,857	9,561
Insurance Australia Group, Ltd.	12,519	63,488
Investa Property Group	11,442	18,496
James Hardie Industries NV	3,566	17,039
John Fairfax Holdings, Ltd.	7,453	25,040
Leighton Holdings, Ltd. (d)	1,080	8,558
Lend Lease Corp., Ltd.	2,803	27,542
Lion Nathan, Ltd.	2,329	13,915
Macquarie Bank, Ltd.	1,802	70,253
Macquarie Goodman Group (a) (d)	8,666	26,918
Macquarie Infrastructure Group	15,847	45,708
Mayne Group, Ltd.	4,805	15,306
Mirvac Group	6,613	23,685
National Australia Bank, Ltd. (d)	12,487	284,969
Newcrest Mining, Ltd.	2,680	36,633
OneSteel, Ltd.	4,451	9,734
Orica, Ltd.	2,134	32,890
Origin Energy, Ltd. (d)	5,479	30,044
Pacific Brands Ltd.	4,596	$9,469
PaperlinX, Ltd.	3,623	12,948
Patrick Corp., Ltd.	4,704	22,849
Perpetual Trustees Australia Ltd.	296	14,612
Publishing & Broadcasting, Ltd.	1,045	12,827
Qantas Airways, Ltd.	7,175	20,638
QBE Insurance Group, Ltd. (d)	6,043	73,311
Rinker Group, Ltd.	7,424	67,064
Rio Tinto, Ltd. (d)	2,508	93,961
Santos, Ltd.	4,771	33,647
Sonic Healthcare, Ltd.	1,855	17,800
Southcorp, Ltd. (a)	5,016	17,330
Stockland	10,026	45,761
Stockland Trust Group	342	1,565
Suncorp-Metway, Ltd. (d)	4,403	65,871
TABCORP Holdings, Ltd. (d)	4,235	58,123
Telstra Corp., Ltd.	17,167	71,552
Toll Holdings, Ltd.	1,995	20,535
Transurban Group (d)	4,366	24,494
Wesfarmers, Ltd.	3,028	93,816
Westfield Group New	26	338
Westfield Group (d)	11,475	153,213
Westpac Banking Corp.	14,240	215,633
WMC Resorces, Ltd.	9,121	54,857
Woodside Petroleum, Ltd.	3,670	63,339
Woolworths, Ltd.	8,350	102,953
		3,888,153
Austria — 0.4%
Bank Austria Creditanstalt AG	305	29,684
Bohler-Uddeholm AG	65	9,812
Erste Bank der Oesterreichischen Sparkassen AG	1,002	54,664
Flughafen Wien AG	88	6,840
Immofinanz Immobilien Anlagen AG (a)	1,982	18,660
Mayr-Melnhof Karton AG	35	6,222
OMVAG	139	48,149
RHI AG (a) (d)	150	4,670
Telekom Austria AG	2,927	58,137
Verbund Oesterreichische Elektrizitaetswirtschafts AG	51	12,122
Voestalpine AG (d)	213	17,746
Wienerberger AG	555	27,596
		294,302
Belgium — 1.3%
Agfa Gevaert NV (d)	789	27,853
Barco NV (d)	93	7,894
Bekaert SA	121	10,262
Belgacom SA (a)	1,380	58,018
Cofinimmo	41	6,748
Colruyt NV (d)	150	25,781
Compagnie Maritime Belge SA (CMB) (d)	140	5,411
Delhaize Group (d)	591	46,563
Dexia (d)	5,288	125,618
Electrabel SA (d)	232	102,667
Euronav SA (d)	168	5,562
Fortis	9,880	278,136
Groupe Bruxelles Lambert SA (d)	587	54,254

	Shares	Market Value
Belgium — (continued)
InBev NV(d)	1,463	$55,928
KBC Banassurance Holding NV (d)	921	77,502
Mobistar SA (a)	230	20,603
Omega Pharma SA (d)	169	8,531
S.A. D’Ieteren NV (d)	23	5,229
Solvay SA (d)	538	62,584
UCB SA (d)	747	37,538
Umicore	211	21,597
		1,044,279
Denmark — 0.8%
AP Moller - Macrsk A/S, Series B	9	84,541
Bang & Olufsen A/S, Series B	100	6,921
Carlsberg A/S, Series B	300	15,531
Coloplast A/S, Series B	216	11,394
Danisco A/S	405	27,740
Danske Bank A/S	3,662	112,545
DSV, Series B	175	13,854
East Asiatic Co., Ltd. A/S	175	9,325
FLSmidth & Co., A/S, Series B (a)	250	4,804
GN Store Nord A/S	1,981	21,498
H. Lundbeck A/S (d)	584	12,987
ISS A/S	386	24,241
Kobenhavns Lufthavne A/S	40	9,856
NKT Holding A/S	150	4,777
Novo Nordisk A/S	2,057	114,177
Novozymes A/S, Series B	443	21,910
TDC A/S	1,503	67,650
Topdanmark A/S (a)	189	13,685
Vestas Wind Systems A/S (a) (d)	1,226	16,358
William Demant Holding A/S (a)	265	13,837
		607,631
Finland — 1.4%
Amer Group, Ltd.	600	11,202
Elisa Corp., Series A (a) (d)	1,173	20,969
Fortum Oyj	2,912	55,834
KCI Konecranes Oyj	116	5,245
Kesko Oyj	500	12,977
Kone Corp.	322	27,527
Metso Oyj (d)	902	16,901
Nokia Oyj	39,402	640,699
Nokian Renkaat Oyj	76	13,465
Orion-Yhtyma Oyj, Series B	534	8,485
Outokumpu Oyj	716	13,036
Pohjola Group PLC, Series B	450	5,685
Rautaruukki Oyj	700	9,732
Sampo Oyj, Series A	3,273	45,896
Stora Enso Oyj, Series R (d)	5,313	80,905
TietoEnator Oyj	714	25,877
UPM-Kymmene Oyj	4,440	99,006
Uponor Oyj	500	10,593
Wartsila Oyj, Series B	500	13,010
		1,117,044
France — 9.2%
Accor SA (d)	1,641	76,900
Air France-KLM (d)	951	$18,058
Alcatel SA (a) (d)	10,162	132,542
Alstom (a)	36,406	33,745
Arcelor (d)	4,005	99,488
Atos Origin SA (a)	481	35,062
Autoroutes du Sud de la France (ASF) (d)	580	30,405
AXA (d)	11,747	315,918
BNP Paribas SA (d)	6,587	477,976
Bouygues SA (d)	1,639	71,055
Business Objects SA (a) (d)	527	14,654
Cap Gemini SA (a) (d)	1,005	37,621
Carrefour SA (d)	4,750	248,758
Casino Guichard-Perrachon SA (d)	255	21,205
CNPAssurances (d)	273	19,521
Compagnie de Saint-Gobain (d)	2,582	159,734
Compagnie Generale des Establissements Michelin (d)	1,176	83,933
Credit Agricole SA	5,450	161,724
Dassault Systemes SA (d)	440	20,806
Essilor International SA (d)	798	56,004
European Aeronautic Defence & Space Co. (d)	1,990	62,556
France Telecom SA (d)	12,253	369,926
Gecina SA	289	30,997
Groupe Danone (a) (d)	2,006	199,883
Hermes International	73	15,930
Imerys SA (d)	252	20,522
Klepierre	178	16,676
L’Air Liquide SA (d)	897	161,179
L’Oreal SA (d)	2,529	198,080
Lafarge SA	1,419	147,875
Lagardere S.C.A. (d)	1,034	80,918
LVMH Moet Hennessy Louis Vuitton SA (d)	2,037	150,914
Pernod-Ricard SA (d)	441	63,067
Pinault-Printemps-Redoute SA (d)	546	60,912
PSA Peugoet Citroen (d)	1,421	93,102
Publicis Groupe (d)	1,053	32,195
Renault SA	1,541	139,571
Sagem SA (d)	1,427	33,634
Sanofi-Aventis (d)	8,113	648,867
Schneider Electric SA (d)	1,842	147,077
Societe BIC SA (d)	259	14,500
Societe Generale (d)	2,762	291,853
Societe Television Francaise 1 (d)	991	32,176
Sodexho Alliance SA (d)	741	23,755
STMicroelectronics NV(d)	4,915	87,731
Suez SA (d)	6,604	178,829
Technip SA (d)	162	28,766
Thales SA (d)	648	29,345
Thomson (d)	1,932	52,112
Total SA (d)	4,720	1,120,624
Unibail SA (d)	345	42,714
Valeo SA (d)	575	27,570
Veolia Environnement (d)	2,538	88,285
Vinci SA (d)	610	89,658

	Shares	Market Value
France — (continued)
Vivendi Universal SA (a) (d)	8,442	$266,495
Zodiac SA (d)	322	15,473
		7,178,876
Germany — 6.5%
Adidas-Salomon AG (d)	385	57,852
Allianz AG (d)	2,621	331,859
Altana AG (d)	600	36,936
BASF AG (d)	4,445	332,786
Bayer AG	5,603	195,867
Bayer Hypo-und Vereinsbank AG (a)	5,465	133,441
Beiersdorf AG, Series A	152	17,388
Celesio AG	297	22,456
Commerzbank AG (a)	3,848	86,111
Continental AG	1,123	83,139
DaimlerChrysler AG (d)	7,329	339,567
Deutsche Bank AG (d)	4,167	365,826
Deutsche Boerse AG	900	66,856
Deutsche Lufthansa AG (a) (d)	1,922	27,613
Deutsche Post AG	4,293	103,175
Deutsche Telekom AG (a)	23,296	488,006
Douglas Holding AG	256	9,929
E.On AG	5,318	478,493
Epcos AG (a)	424	6,041
Fresenius Medical Care AG (d)	291	26,071
HeidelbergCement AG	518	34,179
Hypo Real Estate Holding AG (a)	1,125	46,031
Infineon Technologies AG (a) (d)	5,411	56,460
KarstadtQuelle AG (d)	406	4,715
Linde AG	705	48,543
MAN AG (d)	1,214	56,183
Merck KGAA	420	32,340
Metro AG	1,231	69,113
MLP AG (d)	578	9,758
Muenchener Rueckversich AG	1,566	193,469
Puma AG	137	32,289
RWE AG	3,580	217,350
SAP AG (d)	1,752	284,630
Schering AG	1,415	103,427
Siemens AG	6,824	535,203
Suedzucker AG	400	8,527
ThyssenKrupp AG (d)	2,626	60,295
TUI AG (d)	1,315	34,268
Volkswagen AG (d)	1,923	95,106
		5,131,298
Greece — 0.6%
Alpha Bank AE	1,674	64,282
Coca-Cola Hellenic Bottling Co. SA	685	18,594
Cosmote Mobile Telecommunications SA	803	16,141
EFG Eurobank Ergasias	1,558	55,289
Emporiki Bank of Greece SA	470	15,347
Folli-Follie SA	150	4,707
Germanos SA	217	7,189
Hellenic Duty Free Shops SA	150	2,856
Hellenic Petroleum SA	1,042	11,949
Hellenic Technodomiki TEV SA	643	$3,270
Hellenic Telecommunications Organization SA	2,058	39,896
Hyatt Regency SA	379	4,888
Intracom SA	653	4,099
National Bank of Greece SA	2,227	84,633
OPAP SA	1,334	42,394
Piraeus Bank SA	1,409	29,889
Public Power Corp. (PPC)	871	27,196
Technical Olympic SA	610	4,006
Titan Cement Co. SA	550	19,664
Viohalco, Hellenic Copper and Aluminum Industry SA	976	9,253
		465,542
Hong Kong — 1.4%
ASM Pacific Technology, Ltd. (d)	1,500	6,635
Bank of East Asia, Ltd. (d)	9,528	28,954
BOC Hong Kong (Holdings), Ltd.	26,500	50,459
Cathay Pacific Airways, Ltd.	7,000	12,880
Cheung Kong (Holdings), Ltd.	11,000	105,078
Cheung Kong Infrastructure (Holdings), Ltd. (d)	3,000	9,059
CLP Holdings, Ltd.	13,100	74,915
Esprit Holdings, Ltd.	6,622	47,337
Giordano International, Ltd.	12,000	7,924
Hang Lung Properties, Ltd.	13,000	20,169
Hang Seng Bank, Ltd.	5,500	75,459
Henderson Land Development Co., Ltd. (d)	5,000	23,465
Hong Kong & China Gas Co., Ltd.	26,183	55,562
Hong Kong Exchanges & Clearing, Ltd.	8,000	20,413
Hongkong Electric Holdings, Ltd.	10,000	45,647
Hopewell Holdings, Ltd.	4,000	10,053
Hutchison Telecommunications International, Ltd. (a) (d)	9,000	9,809
Hutchison Whampoa, Ltd. (d)	15,800	142,827
Hysan Development Co., Ltd.	4,507	9,449
Johnson Electronic Holdings, Ltd.	10,500	9,963
Kerry Properties, Ltd.	3,556	8,481
Kingboard Chemical Holdings, Ltd.	4,000	12,053
Li & Fung, Ltd.	11,000	18,900
MTR Corp. (d)	9,693	15,411
New World Development Co., Ltd.	16,517	16,943
Orient Overseas International Ltd.	1,000	4,295
PCCW, Ltd.	25,133	14,985
SCMP Group, Ltd.	6,533	2,974
Shangri-La Asia, Ltd. (d)	6,345	9,600
Sino Land Co., Ltd. (d)	8,544	7,614
SmarTone Telecommunications Holdings, Ltd.	2,000	2,308
Sun Hung Kai Properties, Ltd.	10,000	93,282

	Shares	Market Value
Hong Kong — (continued)
Swire Pacific, Ltd.	6,500	$53,132
Techtronic Industries Co., Ltd. (d)	6,180	14,422
Television Broadcast, Ltd.	2,000	9,052
Texwinca Holdings, Ltd. (d)	4,000	3,642
Wharf (Holdings), Ltd.	9,000	30,639
Yue Yuen Industrial (Holdings), Ltd. (d)	3,821	11,024
		1,094,814
Ireland — 0.8%
Allied Irish Banks PLC	7,404	159,315
Bank of Ireland	8,262	138,612
CRH PLC	4,541	127,174
DCC PLC	690	16,446
Depfa Bank PLC	2,948	48,366
Elan Corp. PLC (a)	3,340	28,703
Fyffes PLC	2,618	7,869
Grafton Group PLC	1,871	25,394
Greencore Group PLC	1,349	5,841
Independent News & Media PLC	4,693	14,479
Irish Life & Permanent PLC	2,309	46,932
Kerry Group PLC	1,059	25,872
Kingspan Group PLC	935	10,276
Ryanair Holdings PLC (a)	1,586	12,832
Ryanair Holdings PLC ADR (a) (d)	43	1,880
Waterford Wedgwood (a)	1,583	109
Waterford Wedgwood Units (a)	13,666	941
		671,041
Italy — 3.3%
Alleanza Assicurazioni SpA (d)	3,188	43,312
Arnoldo Mondadori Editore SpA	710	7,935
Assicurazioni Generali SpA (d)	6,575	220,095
Autogrill SpA (a) (d)	726	11,382
Autostrade SpA	1,978	54,924
Banca Antonveneta SpA (a)	1,562	45,938
Banca Fideuram SpA (d)	1,845	9,699
Banca Intesa SpA	6,507	28,864
Banca Monte dei Paschi di Siena SpA (d)	7,438	25,312
Banca Nazionale del Lavoro SpA (a) (d)	11,504	32,180
Banca Popolare di Milano	2,763	24,001
Banche Popolari Unite Scrl	2,285	47,019
Banco Popolare di Verona e Novara Scrl	2,512	49,229
Benetton Group SpA (d)	431	5,313
Bulgari SpA	840	10,433
Capitalia SpA (d)	9,723	49,568
Edison SpA (a) (d)	5,506	11,468
Enel SpA (d)	25,129	241,740
Ente Nazionale Idrocarburi SpA (d)	17,861	465,918
Fiat SpA (a) (d)	3,633	27,180
FinecoGroup SpA (a)	1,116	9,945
Finmeccanica SpA (d)	40,527	41,643
Gruppo Editoriale L’Espresso SpA (d)	1,326	8,551
Intesabci SpA	22,124	$108,393
Italcementi SpA (d)	500	8,845
Luxottica Group SpA	960	20,301
Mediaset SpA (d)	4,007	56,455
Mediobanca SpA (d)	3,169	53,586
Mediolanum SpA (d)	1,612	11,836
Pirelli & Co. SpA (d)	18,153	23,545
Riunione Adriatica di Sicurta SpA (d)	2,066	47,929
San Paolo - IMI SpA (d)	7,483	109,490
Seat Pagine Gialle SpA (d)	28,972	12,928
Snam Rete Gas SpA	5,955	34,794
Telecom Italia Media SpA (a) (d)	9,613	4,907
Telecom Italia Mobile SpA (d)	8,745	60,041
Telecom Italia SpA (d)	56,696	220,530
Telecom Italia SpADi Risp	39,886	125,964
Terna SpA (d)	6,951	19,858
Tiscali SpA (a) (d)	1,445	5,051
UniCredito Italiano SpA (d)	30,387	177,345
		2,573,447
Japan — 20.8%
77 Bank, Ltd.	3,000	21,207
ACOM Co., Ltd.	570	39,203
ADERANS Co., Ltd. (d)	300	7,103
Advantest Corp. (d)	600	52,057
AEON Co., Ltd.	4,800	76,725
Aeon Credit Service Co., Ltd.	200	13,526
Aiful Corp.	350	40,109
Aisin Seiki Co., Ltd.	1,200	27,090
Ajinomoto Co., Inc. (d)	5,000	61,651
Alfresa Holdings Corp. (d)	200	7,901
All Nippon Airways Co., Ltd. (d)	4,000	14,846
ALPS Electric Co., Ltd.	1,000	15,286
Amada Co., Ltd. (d)	3,000	19,686
Amano Corp.	1,000	11,029
Anritsu Corp.	1,000	7,193
Aoyama Trading Co., Ltd.	400	10,580
Ariake Japan Co., Ltd.	100	2,387
Asahi Breweries, Ltd. (d)	3,000	39,028
Asahi Glass Co., Ltd. (d)	6,000	66,118
Asahi Kasei Corp.	10,000	52,994
Asatsu-DK, Inc. (d)	300	9,011
Autobacs Seven Co., Ltd. (d)	200	6,428
Bandai Co., Ltd.	600	12,799
Bank of Fukuoka, Ltd. (d)	5,000	30,228
Bank of Yokohama, Ltd.	10,000	61,603
Benesse Corp.	500	17,170
Bridgestone Corp.	5,000	95,466
Canon, Inc.	7,000	369,619
Capcom Co., Ltd. (d)	300	3,016
Casio Computer Co., Ltd.	1,500	19,615
Central Glass Co., Ltd.	2,000	13,220
Central Japan Railway Co. (d)	8	68,873
Chiba Bank, Ltd.	6,000	38,684
Chubu Electric Power Co. (d)	5,400	129,137
Chugai Pharmaceutical Co., Ltd. (d)	2,100	30,694
Circle K Sunkus Co., Ltd. (d)	500	11,718

	Shares	Market Value
Japan — (continued)
Citizen Watch Co., Ltd. (d)	2,000	$18,443
Coca-Cola West Japan Co., Ltd. (d)	300	7,002
COMSYS Holdings Corp.	1,000	9,470
Credit Saison Co., Ltd. (d)	1,100	38,932
CSK Corp. (d)	500	22,575
DAI Nippon Printing Co., Ltd.	5,000	84,226
Daicel Chemical Industries, Ltd. (d)	2,000	11,077
Daiichi Pharmaceutical Co., Ltd. (d)	1,900	48,981
Daikin Industries, Ltd.	1,600	39,946
Daimaru, Inc.	2,000	17,639
Dainippon Ink & Chemicals, Inc.	5,000	14,062
Dainippon Screen MFG. Co., Ltd.	1,000	6,639
Daito Trust Construction Co., Ltd. (d)	700	28,793
Daiwa House Industry Co., Ltd.	4,000	45,648
Daiwa Securities Group, Inc. (d)	10,000	68,204
Denki Kagaku Kogyo Kabushiki Kaisha	3,000	10,733
Denso Corp.	4,300	110,030
Dentsu, Inc. (d)	12	31,911
Dowa Mining Co., Ltd.	2,000	14,750
East Japan Railway Co.	28	149,187
Ebara Corp. (d)	2,000	9,298
Eisai Co., Ltd.	2,000	67,534
Electric Power Development Co., Ltd. (a)	1,100	35,144
FamilyMart Co., Ltd. (d)	700	20,825
FANUC, Ltd.	1,200	78,975
Fast Retailing Co., Ltd. (d)	400	26,478
Fuji Electric Co., Ltd.	4,000	12,359
Fuji Photo Film Co., Ltd.	3,800	143,581
Fuji Soft ABC, Inc. (d)	400	12,474
Fuji Television Network, Inc.	4	8,686
Fujikura, Ltd.	3,000	14,062
Fujisawa Pharmaceutical Co., Ltd.	2,300	57,643
Fujitsu, Ltd.	14,000	92,137
Furukawa Electric Co., Ltd. (a)	4,000	20,547
Goodwill Group, Inc.	4	9,145
Gunma Bank, Ltd.	3,000	17,218
Gunze, Ltd.	2,000	9,279
Hankyu Department Stores, Inc.	1,000	7,346
Hino Motors, Ltd.	2,000	12,799
Hirose Electric Co., Ltd.	300	33,289
Hitachi Cable, Ltd.	1,000	4,305
Hitachi Capital Corp. (d)	600	12,196
Hitachi Chemical Co., Ltd.	800	13,851
Hitachi Construction Machinery Co., Ltd.	1,000	14,588
Hitachi Software Engineering Co., Ltd.	200	3,798
Hitachi, Ltd.	26,000	164,894
Hokkaido Electric Power Co., Inc.	1,400	$28,324
Hokugin Financial Group, Inc. (d)	9,000	28,410
Honda Motor Co., Ltd.	6,200	332,715
House Food Corp. (d)	500	7,289
Hoya Corp. (d)	900	97,714
Inpex Corp.	3	16,897
Isetan Co., Ltd.	1,300	16,576
Ishihara Sangyo Kaisha, Ltd.	2,000	4,802
Ishikawajima-Harima Heavy Industries Co., Ltd. (a)	8,000	12,933
Ito En, Ltd.	200	10,388
Ito-Yokado Co., Ltd. (d)	2,800	115,707
Itochu Corp.	11,000	58,083
Itochu Techno-Science Corp. (d)	200	7,614
Jafco Co., Ltd.	200	12,512
Japan Airlines System Corp.	7,000	21,092
Japan Real Estate Investment Corp. (d)	2	16,855
Japan Retail Fund Investment Corp. (d)	2	15,592
Japan Tobacco, Inc.	8	87,239
JFE Holding, Inc. (d)	4,300	132,447
JGC Corp.	2,000	20,471
Joyo Bank, Ltd.	5,000	26,736
JSR Corp. (d)	1,400	29,195
Kajima Corp. (d)	7,000	28,860
Kaken Pharmaceutical Co., Ltd.	1,000	6,696
Kamigumi Co., Ltd.	2,000	16,204
Kanebo, Ltd. (a)	300	3,736
Kaneka Corp.	2,000	22,766
Kansai Electric Power Co.	5,900	117,673
Kansai Paint Co., Ltd. (d)	2,000	12,435
Kao Corp.	4,000	94,892
Katokichi Co., Ltd.	300	6,141
Kawasaki Heavy Industries, Ltd. (d)	10,000	17,218
Kawasaki Kisen Kaisha, Ltd. (d)	4,000	29,998
Keihin Electric Express Railway Co., Ltd. (d)	3,000	19,055
Keio Electric Railway Co., Ltd.	5,000	29,654
Keyence Corp. (d)	300	72,719
Kikkoman Corp.	1,000	10,369
Kinden Corp.	1,000	7,662
Kintetsu Corp. (d)	12,000	39,946
Kirin Brewery Co., Ltd.	6,000	61,068
Kobe Steel, Ltd.	19,000	34,532
Kokuyo Co., Ltd.	600	7,547
Komatsu, Ltd.	8,000	59,996
Komori Corp.	1,000	14,961
Konami Co., Ltd. (d)	700	15,903
Konica Minolta Holdings, Inc.	3,500	41,515
Koyo Seiko Co., Ltd.	1,000	14,109
Kubota Corp.	8,000	44,002
Kuraray Co., Ltd.	3,000	27,320
Kurita Water Industries, Ltd. (d)	800	12,558

	Shares	Market Value
Japan — (continued)
Kyocera Corp.	1,300	$97,245
Kyowa Hakko Kogyo Co., Ltd.	3,000	22,872
Kyushu Electric Power Co.	3,200	69,485
Lawson, Inc. (d)	500	19,036
Leopalace21 Corp. (d)	1,100	18,319
Mabuchi Motor Co., Ltd. (d)	200	12,646
Makita Corp.	1,000	19,093
Marubeni Corp.	10,000	32,141
Marui Co., Ltd. (d)	2,500	32,787
Matsumotokiyoshi Co., Ltd. (d)	400	11,747
Matsushita Electric Industrial Co., Ltd.	18,400	275,454
Matsushita Electric Works, Ltd.	2,000	18,060
Mediceo Holdings Co., Ltd. (d)	1,000	12,799
Meiji Dairies Corp.	2,000	11,421
Meiji Seika Kaisha, Ltd.	2,000	10,063
Meitec Corp. (d)	300	10,302
Millea Holdings, Inc. (d)	12	175,627
Minebea Co., Ltd. (d)	3,000	13,717
Mitsubishi Chemical Corp. (d)	13,000	44,146
Mitsubishi Corp. (d)	9,000	122,680
Mitsubishi Electric Corp.	14,000	73,522
Mitsubishi Estate Co., Ltd.	8,000	97,341
Mitsubishi Gas Chemical Co., Inc.	3,000	15,525
Mitsubishi Heavy Industries, Ltd. (d)	23,000	62,043
Mitsubishi Logistics Corp.	1,000	11,278
Mitsubishi Materials Corp.	7,000	18,213
Mitsubishi Rayon Co., Ltd. (d)	4,000	14,272
Mitsubishi Tokyo Financial Group, Inc.	38	346,786
Mitsui & Co., Ltd. (d)	11,000	112,168
Mitsui Chemicals, Inc.	5,000	29,080
Mitsui Engineering & Shipbuilding Co., Ltd. (d)	5,000	9,422
Mitsui Fudosan Co., Ltd. (d)	6,000	74,555
Mitsui Mining & Smelting Co., Ltd.	4,000	18,366
Mitsui O.S.K. Lines, Ltd.	8,000	54,946
Mitsui Sumitomo Insurance Co., Ltd. (d)	10,400	92,420
Mitsui Trust Holdings, Inc. (d)	4,300	45,493
Mitsukoshi, Ltd. (d)	3,000	15,037
Mitsumi Electric Co., Ltd. (d)	500	5,672
Mizuho Financial Group, Inc.	64	312,225
Murata Manufacturing Co., Ltd. (d)	1,800	99,522
Namco, Ltd. (d)	600	8,236
NEC Corp. (d)	13,000	84,437
NEC Electronics Corp. (d)	300	16,702
Net One Systems Co., Ltd.	4	12,091
NGK Insulators, Ltd. (d)	2,000	20,892
NGK Spark Plug Co., Ltd.	2,000	21,389
Nichii Gakkan Co. (d)	200	6,428
Nichirei Corp. (d)	2,000	7,748
Nidec Corp. (d)	400	48,709
Nikko Cordial Corp.	13,000	64,540
Nikon Corp. (d)	2,000	24,928
Nintendo Co., Ltd.	800	88,770
Nippon Building Fund, Inc.	2	$16,836
Nippon Express Co., Ltd.	6,000	30,649
Nippon Kayaku Co., Ltd.	1,000	6,007
Nippon Light Metal Co., Ltd. (d)	5,000	13,679
Nippon Meat Packers, Inc.	1,000	13,870
Nippon Mining Holdings, Inc. (d)	5,500	32,672
Nippon Oil Corp.	11,000	82,074
Nippon Sanso Corp.	2,000	12,455
Nippon Sheet Glass Co., Ltd. (d)	3,000	13,344
Nippon Shokubai Co., Ltd.	1,000	9,317
Nippon Steel Corp.	50,000	137,746
Nippon Telegraph and Telephone Corp.	43	186,331
Nippon Unipac Holding	7	34,284
Nippon Yusen Kabushiki Kaisha (d)	7,000	41,984
Nippon Zeon Corp.	1,000	7,853
Nishimatsu Construction Co., Ltd. (d)	2,000	7,767
Nissan Chemical Industries, Ltd.	1,000	9,001
Nissan Motor Co., Ltd. (d)	20,300	218,457
Nisshin Seifun Group, Inc.	1,000	10,915
Nisshin Steel Co., Ltd.	8,000	22,192
Nisshinbo Industries, Inc.	1,000	8,073
Nissin Food Products Co., Ltd.	700	18,648
Nitori Co., Ltd. (d)	200	12,187
Nitto Denko Corp.	1,300	71,006
NOK Corp. (d)	700	17,343
Nomura Holdings, Inc.	15,600	215,332
Nomura Research Institute, Ltd.	200	19,686
NSK, Ltd.	4,000	21,159
NTN Corp. (d)	3,000	17,821
NTT Data Corp.	10	35,298
NTT DoCoMo, Inc.	166	282,648
Obayashi Corp.	5,000	31,710
OBIC Co., Ltd.	100	18,749
Odakyu Electric Railway Co., Ltd. (d)	5,000	30,610
OJI Paper Co., Ltd.	6,000	35,068
Oki Electric Industry Co., Ltd. (a)	4,000	17,448
Okumura Corp.	2,000	12,608
Olympus Corp. (d)	2,000	44,002
Omron Corp.	1,700	39,516
Onward Kashiyama Co., Ltd.	1,000	14,760
Oracle Corp., Japan (d)	300	14,808
Oriental Land Co., Ltd. (d)	400	26,248
ORIX Corp.	700	90,932
Osaka Gas Co., Ltd.	16,000	48,211
Pioneer Corp. (d)	1,200	21,087
Promise Co., Ltd.	700	48,814
Q.P. Corp. (d)	900	8,144
Rakuten, Inc. (d)	40	36,120
Resona Holdings, Inc. (a)	37,000	75,741
Ricoh Co., Ltd. (d)	6,000	111,689
Rinnai Corp. (d)	400	9,814
Rohm Co., Ltd.	900	90,568

	Shares	Market Value
Japan — (continued)
Ryohin Keikaku Co., Ltd. (d)	300	$15,611
Saizeriya Co., Ltd.	100	1,563
Sanden Corp.	1,000	5,443
Sanken Electric Co., Ltd.	1,000	13,727
Sankyo Co., Ltd. (d)	3,000	67,869
Sankyo Co., Ltd. NPV	400	22,269
Sanwa Shutter Corp.	2,000	11,288
Sanyo Electric Co., Ltd. (d)	12,000	40,406
Sapporo Holdings, Inc. (d)	2,000	9,260
Secom Co., Ltd.	2,000	82,648
Sega Sammy Holdings, Inc. (a)	600	37,536
Seiko Epson Corp. (d)	800	31,529
Seino Transportation Co., Ltd.	1,000	9,575
Sekisui Chemical Co., Ltd.	3,000	22,269
Sekisui House, Ltd.	4,000	44,117
Seven-Eleven Japan Co., Ltd. (d)	3,000	91,257
Sharp Corp.	8,000	127,568
Shimachu Co., Ltd. (d)	400	9,738
Shimamura Co., Ltd. (d)	200	13,870
Shimano, Inc.	600	18,653
Shimizu Corp.	5,000	24,584
Shin-Etsu Chemical Co., Ltd.	2,900	118,452
Shinsei Bank, Ltd. (d)	8,000	46,910
Shionogi & Co., Ltd.	3,000	39,975
Shiseido Co., Ltd.	3,000	40,865
Shizuoka Bank, Ltd. (d)	5,000	50,985
Showa Denko K.K.	7,000	18,280
Showa Shell Sekiyu K.K.	1,100	11,027
Skylark Co., Ltd.	700	12,167
SMC Corp.	500	60,886
Snow Brand Milk Products Co., Ltd. (a) (d)	1,000	3,243
Softbank Corp. (d)	1,900	82,332
Sojitz Holdings Corp. (a) (d)	2,200	11,701
Sompo Japan Insurance, Inc.	6,000	63,708
Sony Corp. (d)	7,600	290,071
Stanley Electric Co., Ltd. (d)	1,200	18,596
Sumitomo Bakelite Co., Ltd.	1,000	6,562
Sumitomo Chemical Co., Ltd.	11,000	58,714
Sumitomo Corp.	8,000	72,470
Sumitomo Electric Industries, Ltd.	6,000	66,118
Sumitomo Heavy Industries, Ltd. (a) (d)	4,000	17,601
Sumitomo Metal Industries, Ltd. (d)	30,000	51,368
Sumitomo Metal Mining Co., Ltd.	4,000	30,496
Sumitomo Mitsui Financial Group, Inc. (d)	36	250,010
Sumitomo Osaka Cement Co., Ltd.	3,000	8,093
Sumitomo Realty & Development Co., Ltd. (d)	3,000	38,368
Sumitomo Trust & Banking Co., Ltd.	11,000	75,655
Suruga Bank, Ltd.	2,000	16,644
Suzuken Co., Ltd.	300	$7,734
T&D Holdings, Inc.	1,550	82,437
Taiheiyo Cement Corp.	7,800	23,354
Taisei Corp. (d)	6,000	22,212
Taisho Pharmaceutical Co., Ltd.	1,000	20,758
Taiyo Yuden Co., Ltd.	1,000	11,651
Takara Holdings, Inc. (d)	2,000	14,980
Takashimaya Co., Ltd. (d)	2,000	19,973
Takeda Chemical Industries, Ltd.	7,400	354,639
Takefuji Corp.	940	66,989
Takuma Co., Ltd.	1,000	8,332
TDK Corp.	1,000	72,412
Teijin, Ltd.	6,000	24,967
Teikoku Oil Co., Ltd. (d)	2,000	15,267
Terumo Corp.	1,300	40,664
THK Co., Ltd. (d)	800	17,333
TIS, Inc.	300	12,655
Tobu Railway Co., Ltd.	6,000	24,048
Toda Corp.	2,000	9,853
Toho Co., Ltd. (d)	1,100	17,783
Tohoku Elecric Power Co., Inc.	3,400	62,705
Tokyo Broadcasting System, Inc.	300	5,401
Tokyo Electric Power Co., Inc.	9,500	232,638
Tokyo Electron, Ltd. (d)	1,400	89,860
Tokyo Gas Co., Ltd. (d)	20,000	80,543
Tokyo Style Co., Ltd.	1,000	11,479
Tokyu Corp. (d)	8,000	42,931
Tokyu Land Corp. (d)	2,000	8,494
Tonen General Sekiyu K.K.	3,000	31,165
Toppan Printing Co., Ltd. (d)	5,000	53,090
Toray Industries, Inc. (d)	10,000	47,159
Toshiba Corp.	24,000	105,606
Tosoh Corp. (d)	4,000	21,006
Tostem Inax Holding Corp.	2,000	36,579
Toto, Ltd. (d)	3,000	25,885
Toyo Seikan Kaisha, Ltd.	1,000	17,572
Toyo Suisan Kaisha, Ltd.	1,000	15,133
Toyobo Co., Ltd.	5,000	12,675
Toyoda Gosei Co., Ltd. (d)	400	7,545
Toyota Industries Corp. (d)	1,700	46,346
Toyota Motor Corp.	24,000	934,379
Trend Micro, Inc. (d)	1,000	46,489
Ube Industries, Ltd.	6,000	11,249
UFJ Holdings, Inc. (a)	32	176,928
Uni-Charm Corp.	400	17,792
Uniden Corp.	1,000	21,140
UNY Co., Ltd.	1,000	11,842
Ushio, Inc.	1,000	20,375
USS Co., Ltd. (d)	170	13,335
Wacoal Corp.	1,000	11,823
West Japan Railway Co.	14	55,175
World Co., Ltd. (d)	300	10,991
Yahoo Japan Corp. (a) (d)	16	80,352
Yakult Honsha Co., Ltd.	1,000	19,093
Yamada Denki Co., Ltd. (d)	600	29,845
Yamaha Corp.	1,600	24,106
Yamaha Motor Co., Ltd. (d)	1,400	24,012

	Shares	Market Value
Japan — (continued)
Yamanouchi Pharmaceutical Co., Ltd. (d)	2,500	$88,722
Yamato Transport Co., Ltd.	3,000	47,666
Yamazaki Baking Co., Ltd.	1,000	9,097
Yokogawa Electric Corp. (d)	2,000	28,869
		16,315,712
Netherlands — 5.0%
ABN AMRO Holding NV	13,827	380,645
Aegon NV (d)	11,973	172,809
Akzo Nobel NV (d)	2,336	105,324
ASML Holding NV (a)	4,108	75,991
Corio NV	362	20,132
DSM NV	639	45,395
Euronext NV (d)	771	28,943
Getronics NV (a) (d)	3,879	10,221
Hagemeyer NV (a) (d)	4,509	12,956
Heineken NV (d)	2,061	70,355
IHC Caland NV	266	17,646
ING Groep NV	16,010	492,892
Koninklijke (Royal) KPN NV	18,584	179,885
Koninklijke (Royal) Numico NV (a)	1,269	51,251
Koninklijke (Royal) Philips Electronics NV	11,253	311,275
Koninklijke Ahold NV (a)	13,336	120,610
Oce NV	661	10,941
Qiagen NV (a) (d)	1,169	14,814
Randstad Holdings NV	383	17,030
Reed Elsevier NV	5,964	89,555
Rodamco Europe NV	383	30,860
Royal Dutch Petroleum Co.	17,784	1,120,918
TNT Post Group NV	3,305	92,428
Unilever NV (d)	4,887	325,497
Vedior NV	1,377	25,819
VNU NV	2,036	63,733
Wereldhave NV	166	17,464
Wolters Kluwer NV	2,353	45,490
		3,950,879
New Zealand — 0.2%
Auckland International Airport, Ltd.	2,438	15,247
Carter Holt Harvey, Ltd.	5,478	9,162
Contact Energy, Ltd.	2,416	12,474
Fisher & Paykel Appliances Holdings, Ltd., Series H	2,544	5,957
Fisher & Paykel Healthcare Corp., Ltd.	4,030	8,997
Fletcher Building, Ltd.	3,621	18,617
Independent Newspapers, Ltd.	917	4,334
Sky City Entertainment Group, Ltd.	3,502	13,064
Sky Network Television, Ltd. (a)	424	2,138
Telecom Corp. of New Zealand, Ltd.	15,789	73,483
Tenon, Ltd.	104	350
Tower, Ltd. (a)	1,352	1,927
Warehouse Group, Ltd. (d)	1,152	3,519
Waste Management NZ, Ltd.	808	$3,982
		173,251
Norway — 0.7%
DNB NOR ASA (d)	5,600	57,031
Frontline, Ltd. (d)	341	19,437
Norsk Hydro ASA (d)	1,223	105,944
Norske Skogindustrier ASA (d)	931	19,787
Orkla ASA (d)	1,592	58,060
Petroleum Geo-Services ASA (a)	165	11,822
Schibsted ASA	400	10,949
Ship Finance International, Ltd. (d)	86	1,901
Smedvig ASA, Series A	300	5,652
Statoil ASA (d)	5,658	102,718
Stolt Offshore SA (a)	1,641	13,070
Storebrand ASA	1,858	18,324
Tandberg ASA (d)	1,113	12,410
Telenor ASA (d)	6,556	60,434
Tomra Systems ASA (d)	1,501	6,405
Yara International ASA (a) (d)	1,823	26,418
		530,362
Portugal — 0.4%
Banco BPI SA	2,891	11,982
Banco Comercial Portugues SA	18,631	52,054
Banco Espirito Santo SA, Registered	889	15,821
Brisa-Auto Estrada de Portugal SA	3,050	27,140
Cimpor-Cimentos de Portugal, SGPS SA	1,787	10,293
Energias de Portugal SA	18,365	53,743
Jeronimo Martins SGPS SA (a)	317	4,575
Portugal Telecom SGPS SA	6,820	82,812
PT Multimedia-Servicos de Telecomunicacoes e Multimedia SA	397	10,409
Sonae, SGPS SA	7,598	11,872
		280,701
Singapore — 0.8%
Allgreen Properties, Ltd.	4,000	2,738
Ascendas Real Estate Investment Trust Units (d)	5,500	6,715
Capitaland, Ltd. (d)	9,000	13,763
CapitaMall Trust	6,600	8,221
Chartered Semiconductor Manufacturing, Ltd. (a) (d)	8,401	5,698
City Developments, Ltd.	3,487	14,513
ComfortDelGro Corp., Ltd.	15,000	15,446
Creative Technology, Ltd. (d)	600	7,066
Datacraft Asia, Ltd. (a) (d)	3,000	3,150
DBS Group Holdings, Ltd.	10,000	91,873
Fraser & Neave, Ltd.	1,082	10,541
Haw Par Corp., Ltd.	746	2,369
Jardine Cycle & Carriage, Ltd.	566	4,083
Keppel Corp., Ltd.	4,356	25,382
Keppel Land, Ltd.	4,000	6,166
Neptune Orient Lines, Ltd.	4,000	8,879
Oversea-Chinese Banking Corp., Ltd.	9,365	78,533

	Shares	Market Value
Singapore — (continued)
Overseas Union Enterprise, Ltd.	69	$321
Parkway Holdings, Ltd.	7,063	7,316
SembCorp Industries, Ltd.	8,000	9,372
SembCorp Logistics, Ltd. (d)	3,000	3,034
SembCorp Marine, Ltd.	5,000	5,179
Singapore Airlines, Ltd.	4,394	32,512
Singapore Exchange, Ltd.	6,000	7,066
Singapore Land, Ltd.	1,000	3,515
Singapore Post, Ltd.	11,000	6,070
Singapore Press Holdings, Ltd.	13,085	36,791
Singapore Technologies Engineering, Ltd.	12,000	17,462
Singapore Telecommunications, Ltd.	54,700	88,367
SMRT Corp., Ltd.	6,000	3,367
STATS ChipPAC, Ltd. (a)	9,000	5,549
Suntec REIT (a)	7,000	5,566
United Overseas Bank, Ltd.	10,251	85,962
United Overseas Land, Ltd.	3,327	4,431
Venture Corp.	2,000	17,758
Wing Tai Holdings, Ltd.	5,833	3,273
		648,047
Spain — 4.0%
Abertis Infraestructuras SA (d)	2,177	51,629
Acciona SA (d)	245	22,952
Acerinox, SA (d)	1,552	26,922
ACS SA	2,247	57,306
Altadis SA, Series A (d)	2,272	95,519
Amadeus Global Travel Distribution SA, Series A	2,718	26,021
Antena 3 Television (a)	175	13,440
Banco Bilbao Vizcaya Argentaria SA (d)	27,408	474,341
Banco Popular Espanol SA (d)	1,345	93,145
Banco Santander Central Hispano SA (d)	50,518	626,123
Cintra Concesiones de Infraestructuras de Transporte SA (a)	1,682	19,154
Corporacion Mapfre SA	944	15,250
Endesa SA (d)	8,120	183,753
Fomento de Construcciones y Contratas SA (d)	381	19,635
Gamesa Corporacion Tecnologica, SA (d)	858	11,906
Gas Natural SDG SA (d)	1,330	39,379
Grupo Ferrovial SA (d)	532	31,728
Iberdrola SA (d)	6,532	172,295
Iberia Lineas Aereas de Espana SA (d)	4,092	14,305
Indra Sistemas SA	1,076	18,622
Industria de Diseno Textil SA (d)	1,871	57,775
Metrovacesa SA	317	16,454
NH Hoteles SA	645	9,250
Promotora de Informaciones SA	675	14,202
Repsol YPF SA (d)	7,801	$212,379
Sacyr Vallehermoso SA (d)	950	17,460
Sociedad General de Aguas de Barcelona SA (d)	450	9,623
Sociedad General de Aguas de Barcelona SA New (a)	4	85
Sogecable SA (a) (d)	298	12,008
Telefonica Publicidad e Informacion SA (d)	1,460	13,939
Telefonica SA	37,938	698,275
Union Electrica Fenosa SA (d)	1,814	52,124
Zeltia SA (d)	1,161	10,377
		3,137,376
Sweden — 2.5%
Alfa Laval AB	644	11,344
Assa Abloy AB, Series B (d)	2,516	38,436
Atlas Copco AB, Series A (d)	985	49,102
Atlas Copco AB, Series B	600	27,717
Axfood AB	265	7,496
Billerud Aktiebolag (d)	411	6,459
Capio AB (a)	751	11,473
Castellum AB	281	9,571
D. Carnegie & Co., AB	580	7,313
Electrolux AB	2,405	57,834
Elekta AB (a)	291	9,635
Eniro AB	1,353	15,823
Gambro AB, Series A	1,700	24,106
Gambro AB, Series B	600	8,508
Getinge AB	1,254	18,148
Hennes & Mauritz AB (H&M), Series B	4,035	142,156
Hoganas AB, Series B	207	6,309
Holmen AB, Series B	400	13,391
Lundin Petroleum AB (a)	1,658	12,070
Modern Times Group MTG AB (a)	375	11,512
Nordea AB	18,150	191,036
OMX AB (a) (d)	700	8,621
Oriflame Cosmetics SA (a)	250	5,555
Sandvik AB (d)	1,800	78,414
SAS AB (a) (d)	530	6,121
Scania AB	800	36,488
Securitas AB, Series B (d)	2,516	40,091
Skandia Forsakrings AB	8,878	47,501
Skandinaviska Enskilda Banken (SEB), Series A	3,954	76,588
Skanska AB	3,400	40,508
SKF AB, Series B	767	38,122
SSAB Svenskt Stal AB, Series A	600	15,788
SSAB Svenskt Stal AB, Series B	200	5,117
Svenska Cellulosa AB (SCA), Series B	1,633	63,858
Svenska Handelsbanken AB, Series A	4,451	108,663
Swedish Match AB (d)	2,705	32,030
Tele2 AB, Series B (d)	789	28,143
Telefonaktiebolaget LM Ericsson (a)	127,192	375,593
TeliaSonera AB	17,886	107,464

	Shares	Market Value
Sweden — (continued)
Trelleborg AB, Series B	700	$13,201
Volvo AB, Series A	800	35,494
Volvo AB, Series B (d)	1,985	91,261
Wihlborgs Fastigheter AB	748	16,949
WM-Data AB, Series B	2,000	5,467
		1,956,476
Switzerland — 6.8%
ABB, Ltd. (a)	15,701	95,444
Adecco SA (d)	1,128	61,625
Ciba Specialty Chemicals AG (d)	580	41,076
Clariant AG	1,927	33,101
Compagnie Financiere Richemont AG	4,462	141,190
Credit Suisse Group (a)	9,685	422,374
Geberit AG	29	23,222
Givaudan SA (d)	61	41,125
Holcim, Ltd. (d)	1,368	90,815
Kudelski SA (a)	275	10,442
Kuoni Reisen Holding AG, Series B	25	11,506
Logitech International SA (a)	353	23,252
Lonza Group AG	308	19,240
Micronas Semiconductor Holding AG (a)	287	12,998
Nestle SA	3,433	953,283
Nobel Biocare Holding AG	196	42,697
Novartis AG (d)	20,108	1,008,517
Phonak Holding AG	335	12,115
Rieter Holding AG	35	11,399
Roche Holding AG (d)	5,980	630,747
Serono SA (d)	54	39,754
SGS Societe Generale de Surveillance Holding SA (d)	37	27,366
Straumann Holding AG	68	16,394
Sulzer AG	29	12,185
Swatch Group AG, Registered	283	39,304
Swatch Group AG, Series B	539	15,037
Swiss Reinsurance Co.	2,728	200,243
Swisscom AG	223	87,652
Syngenta AG	916	102,610
Synthes, Inc. (a)	390	47,180
UBS AG (d)	9,098	790,415
Unaxis Holding AG	102	13,920
Valora Holding AG	34	8,322
Zurich Financial Services AG	1,220	224,903
		5,311,453
United Kingdom — 24.7%
3i Group PLC	5,197	69,376
Aegis Group PLC	8,948	16,898
Aggreko PLC	2,059	6,471
Alliance Unichem PLC	2,199	30,750
AMEC PLC	2,420	13,955
Amvescap PLC	6,540	42,867
Anglo American PLC	11,752	292,981
ARM Holdings PLC	11,755	24,402
Arriva PLC	1,660	17,398
Associates British Ports Holdings PLC	2,535	23,218
AstraZeneca Group PLC	13,862	$546,219
Aviva PLC	19,105	237,963
BAAPLC	8,763	102,410
BAE Systems PLC	25,103	123,524
Balfour Beatty PLC	3,378	20,826
Barclays PLC	53,714	583,342
Barratt Developments PLC	1,841	23,833
BBA Group PLC	3,401	20,200
Bellway PLC	963	16,298
Berkeley Group Holdings PLC	925	15,469
BG Group PLC	29,084	228,227
BHP Billiton PLC	20,627	307,868
BOC Group PLC	4,210	80,194
Boots Group PLC	6,369	81,227
BP PLC (c)	179,400	1,937,965
BPB PLC	4,309	41,744
Brambles Industries PLC	5,606	32,866
British Airways PLC (a)	4,154	21,359
British America Tobacco PLC	13,518	248,144
British Land Co. PLC	4,325	71,661
British Sky Broadcasting PLC	10,538	114,748
BT Group PLC	70,839	283,900
Bunzl PLC	3,620	34,808
Cable & Wireless PLC	19,144	47,193
Cadbury Schweppes PLC	17,077	167,733
Capita Group PLC	5,385	39,255
Carnival PLC	1,432	82,300
Cattles PLC	2,458	18,261
Centrica PLC	31,599	143,645
Close Brothers Group PLC	1,076	17,104
Cobham PLC	860	22,035
Compass Group PLC	18,498	89,068
Cookson Group PLC (a)	16,253	10,934
Corus Group PLC (a)	36,263	41,473
Daily Mail & General Trust	2,381	33,547
Davis Service Group PLC	1,623	13,539
De La Rue PLC	1,472	10,787
Diageo PLC	25,255	359,467
Dixons Group PLC	16,522	50,971
Eircom Group PLC	4,059	11,556
Electrocomponents PLC	3,378	19,544
EMAP PLC	2,024	32,835
EMI Group PLC	6,225	27,520
Enterprise Inns PLC	2,783	40,093
Exel PLC	2,353	36,838
FirstGroup PLC	3,346	22,462
FKI PLC	4,708	10,611
Friends Provident PLC	15,909	50,227
George Wimpey PLC	2,961	26,750
GKN PLC	5,737	28,396
GlaxoSmithKline PLC (e)	48,951	1,169,553
Great Portland Estates PLC	1,052	6,809
Group 4 Securicor PLC (a)	9,274	24,511
GUS PLC	8,357	151,317
Hammerson PLC	2,165	36,829
Hanson PLC	5,921	57,503
Hays PLC	16,161	41,703
HBOS PLC	32,762	522,050
Hilton Group PLC	13,833	83,357
HMV Group PLC	3,349	17,284
HSBC Holdings PLC (c)	93,151	1,554,155

	Shares	Market Value
United Kingdom — (continued)
ICAP PLC	4,187	$23,541
IMI PLC	2,689	21,101
Imperial Chemical Industries PLC	9,506	49,974
Imperial Tobacco Group PLC	6,015	160,477
Inchcape PLC	677	27,171
InterContinental Hotels Group PLC	5,317	68,117
International Power PLC (a)	13,336	45,949
Intertek Group PLC	1,331	17,858
Invensys PLC (a)	41,511	13,963
ITV PLC	36,322	80,987
J Sainsbury PLC	11,034	60,552
Johnson Matthey PLC	1,741	33,849
Kelda Group PLC	2,968	34,401
Kesa Electricals PLC	4,112	25,806
Kidde PLC	6,723	21,484
Kingfisher PLC	19,157	107,338
Land Securities Group PLC	3,906	103,234
Legal & General Group PLC	53,365	121,039
Liberty International PLC	1,888	35,583
Lloyds TSB Group PLC	46,773	440,308
LogicaCMG PLC	5,736	19,956
London Stock Exchange PLC	2,289	23,715
Man Group PLC	2,268	58,765
Marconi Corp. PLC (a)	1,808	19,722
Marks & Spencer Group PLC	13,513	91,039
Meggitt PLC	3,606	19,182
MFI Furniture Group PLC	4,959	12,844
Misys PLC	4,515	19,787
Mitchells & Butlers PLC	4,013	26,612
National Express Group PLC	1,207	20,590
National Grid Transco PLC	25,812	250,305
Next PLC	2,157	63,891
Novar PLC	3,484	12,757
Pearson PLC	6,772	83,047
Peninsular & Oriental Steam Navigation Co.	6,447	38,911
Persimmon PLC	2,399	35,875
Pilkington PLC	8,661	20,185
Premier Farnell PLC	3,169	11,071
Provident Financial PLC	1,977	25,689
Prudential PLC	19,454	176,871
Punch Taverns PLC	2,251	29,811
Rank Group PLC	5,839	31,285
Reckitt Benckiser PLC	5,188	163,543
Reed Elsevier PLC	10,664	108,536
Rentokil Initial PLC	14,547	44,319
Reuters Group PLC	12,059	95,672
Rexam PLC	4,348	38,319
Rio Tinto PLC	8,917	314,515
RMC Group PLC	1,820	29,893
Rolls-Royce Group PLC	12,741	63,674
Royal & Sun Alliance Insurance Group PLC	22,825	36,853
Royal Bank of Scotland Group PLC	26,453	906,595
SABMiller PLC	6,556	108,248
Sage Group PLC	11,112	$44,106
Schroders PLC	1,006	14,232
Scottish & Newcastle PLC	6,460	55,660
Scottish & Southern Energy PLC	7,035	118,658
Scottish Power PLC	15,531	122,397
Serco Group PLC	3,519	16,859
Severn Trent PLC	3,079	54,005
Shell Transport & Trading Co. PLC	80,096	751,308
Signet Group PLC	13,573	29,220
Slough Estates PLC	3,269	32,439
Smith & Nephew PLC	7,897	81,209
Smiths Group PLC	4,741	77,824
SSL International PLC	1,537	8,893
Stagecoach Group PLC	6,770	14,705
Tate & Lyle PLC	3,609	36,177
Taylor Woodrow PLC	4,513	26,024
Tesco PLC	64,778	380,076
TI Automotive, Ltd., Class A (a)	4,947	0
Tomkins PLC	6,057	32,628
Trinity Mirror PLC	2,724	36,180
Unilever PLC	23,220	222,157
United Business Media PLC	2,602	27,345
United Utilities PLC	4,471	53,325
United Utilities PLC, Class A	2,500	21,384
Vodafone Group PLC (e)	549,502	1,439,106
Whitbread PLC	2,358	40,905
William Hill PLC	3,278	37,994
Wolseley PLC	4,903	104,516
WPP Group PLC	9,458	108,896
Yell Group PLC	5,741	52,223
		19,367,586

TOTAL COMMON STOCKS (Cost $54,388,896)		75,738,270

PREFERRED STOCKS — 0.2%
Germany — 0.2%
Fresenius Medical Care AG	232	14,715
Henkel KGAA	496	44,366
Porsche AG	66	47,657
ProSieben Sat.1 Media AG	673	13,394
RWE AG	339	17,686
Volkswagen AG	875	32,059
		169,877
Switzerland — 0.0%
Schindler Holding AG	43	17,142

TOTAL PREFERRED STOCKS (Cost $137,414)		187,019

	Shares	Market Value

RIGHTS — 0.0%
Australia — 0.0%
Australian Wealth Management, Ltd. (a)	617	$151
Origin Energy, Ltd. (a)	913	890
		1,041

TOTAL RIGHTS (Cost $70)		1,041

MONEY MARKET FUNDS — 27.5%
United States — 27.5%
AIM Short Term Investment Prime Portfolio (c)	915,839	915,839
AIM Treasury Fund (c)	897,764	897,764
Federated Money Market Obligations Trust (c)	813,915	813,915
State Street Navigator Securities Lending Prime Portfolio (b) (g)	18,888,891	18,888,891

TOTAL MONEY MARKET FUNDS (Cost $21,516,409)		21,516,409

TOTAL INVESTMENTS — 124.3% (Cost $76,042,789) (f) (h) (i)		97,442,739

LIABILITIES IN EXCESS OF OTHER
ASSETS — (24.3)%		(19,043,469)

NET ASSETS — 100.0%		$78,399,270

(a)          Non-income producing security.

(b)         Security represents investment made with cash collateral from securities loaned.

(c)          All or a portion of these securities have been pledged to cover collateral requirements for open futures contracts.

(d)         All or a portion of these securities were on loan at February 28, 2005.

(e)          All or a portion of these securities have been pledged to cover collateral requirements for forward foreign currency exchange contracts.

(f)            Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at February 28, 2005 was $21,719,954 and $320,004, respectively, resulting in net unrealized appreciation of investments of $21,399,950.

(g)         Affiliated Issuer. See Affiliated Issuer table for more information.

(h)         Includes $18,026,657 of investment in securities on loan, at value. The custodian held cash and cash equivalents as collateral for securities loaned of $18,888,891. In addition, the custodian held securities having an aggregate value of $8,502 as collateral for portfolio securities loaned. See securities collateral table for more information.

(i)             Security valuation: The Porfolio’s investments are valued each business day by independent pricing services. Equity securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. Investments in other mutual funds are valued at the net asset value per share. Over-the-counter equities, fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Forward foreign currency contracts are valued daily based on the prevailing forward exchange rate of the underlying currencies. The value of all assets and liabilities expressed in foreign currencies will be converted into U.S. dollar values based upon current exchange rates. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees.

Abbreviations

ADR - American Depositary Receipts

NPV - No Par Value

	Number of Contracts	Unrealized Appreciation
Schedule of Futures Contracts (long)

SPI 200 Index Futures
Expiration date 03/2005	3	$14,519
CAC 40 Euro Futures
Expiration date 03/2005	4	10,699
Hang Seng Index Futures
Expiration date 03/2005	2	3,276
TOPIX Index Futures
Expiration date 03/2005	4	30,576
Financial Times Stock Exchange 100 Index Futures
Expiration date 03/2005	5	21,799
MIB 30 Index Futures
Expiration date 03/2005	3	28,216

Net unrealized appreciation on open futures contracts purchased		$109,085

Industry Concentration as a Percentage of Net Assets:

Financials	26.7%
Consumer Discretionary	12.5%
Industrials	9.7%
Energy	8.6%
Health Care	7.6%
Consumer Staples	7.4%
Materials	7.4%
Telecommunication Services	7.4%
Information Technology	4.9%
Utilities	4.7%
Cash, receivables, and other assets, less liabilities	3.1%
100.0%

Open Forward Foreign Currency	USD face	USD current	Unrealized
Purchase Contracts	value	value	Gain	Loss

Australian Dollar
Local Contract amount – 247,000	$193,306	$194,455	$1,149	$—
Settlement Date - 05/23/05

Euro Dollar
Local Contract amount – 534,000	698,883	708,318	9,435	—
Settlement Date - 05/23/05

Hong Kong Dollar
Local Contract amount – 1,233,000	158,529	158,477	—	52
Settlement Date - 05/23/05

Japanese Yen
Local Contract amount – 42,400,000	404,096	408,287	4,191	—
Settlement Date - 05/23/05

Pound Sterling
Local Contract amount – 195,000	367,778	373,104	5,326	—
Settlement Date – 05/23/05

Total Open Forward
Foreign Currency
Purchase Contracts	$1,822,592	$1,842,641	$20,101	$52

State Street MSCI® EAFE® Index Portfolio

Portfolio of Investments

February 28, 2005 (unaudited)

Affiliated Issuer Table

Security Description	Number of Shares held at 8/31/04	Shares Purchased For the Six Months Ended 2/28/05	Shares Sold For the Six Months Ended 2/28/05	Number of Shares held at 2/28/05	Income Earned For the Six Months Ended 2/28/05

State Street Navigator Securities Lending Prime Portfolio	11,698,744	22,086,336	14,896,189	18,888,891	$26,095

Securities Collateral Table

Principal Amount		Maturity Dates	Interest Rates	Value

$70	U.S. Treasury Bond	05/15/11	13.875%	$82
8	U.S. Treasury Bond	05/15/16	7.250	10
600	U.S. Treasury Bond	05/15/17	8.750	855
13	U.S. Treasury Bond	08/15/23	6.250	16
115	U.S. Treasury Bond	02/15/27	6.625	145
4,781	U.S. Treasury Bond
	Stripped Principal	11/15/21	8.000	2,149
14,084	U.S. Treasury Bond
	Stripped Principal	08/15/25	6.875	5,245

				$8,502

State Street MSCI® EAFE® Index Portfolio

Statement of Assets and Liabilities

February 28, 2005 (unaudited)

Assets
Investments in unaffiliated issuers at market (identified cost $57,153,898) - including $18,026,657of securities on loan (1)	$78,553,848
Investment in non-controlled affiliate at market (identified cost $18,888,891)	18,888,891
97,442,739

Cash*	239,889
Foreign currency at market (cost $68,517)	69,404
Unrealized appreciation on forward foreign currency exchange contracts	20,101
Receivables:
Investment securities sold	89,393
Daily variation margin on futures contracts	6,481
Dividends and interest	169,497
Total assets	98,037,504

Liabilities
Payables:
Investment securities purchased	720,777
Unrealized depreciation on forward foreign currency exchange contracts	52
Due upon return of securities loaned	18,888,891
Foreign taxes	19,736
Management fees	8,778
Total liabilities	19,638,234
Net Assets	$78,399,270

Composition of Net Assets
Paid-in capital	$56,867,145
Net unrealized appreciation on investments, foreign currency translation, and futures contracts	21,532,125
Net Assets	$78,399,270

* Includes restricted cash of $239,346 held as collateral in relation to initial margin requirements on futures contracts.

(1)   Securities on loan collateralized by cash of $18,888,891 which was invested in State Street Navigator Securities Lending Prime Portfolio and $8,502 of various sovereign debt.

State Street MSCI® EAFE® Index Portfolio

Portfolio of Investments

December 31, 2004

	Shares	Market Value

COMMON STOCKS — 96.7%
Australia — 4.8%
Alumina, Ltd.	8,735	$40,673
Amcor, Ltd.	6,905	39,784
AMP, Ltd.	14,078	80,119
Ansell, Ltd. (d)	1,323	9,261
Aristocrat Leisure, Ltd. (d)	2,448	19,094
Australia & New Zealand Banking Group, Ltd.	13,874	223,933
Australia Gas Light Co., Ltd.	3,497	37,556
Australian Stock Exchange, Ltd. (d)	809	12,937
AXA Asia Pacific Holdings, Ltd.	5,419	17,417
BHP Billiton, Ltd.	27,355	328,945
BlueScope Steel, Ltd.	5,502	35,582
Boral, Ltd.	4,549	24,498
Brambles Industries, Ltd. (d)	7,280	39,662
Centro Properties Group	5,506	24,947
CFS Gandel Retail Trust	37	46
CFS Gandel Retail Trust Unit	10,955	13,740
Coca-Cola Amatil, Ltd.	3,509	22,363
Cochlear, Ltd. (d)	421	8,333
Coles Myer, Ltd. (d)	8,352	64,555
Commonwealth Bank of Australia	9,535	239,931
Commonwealth Property Office Fund	10,336	10,128
Computershare, Ltd.	2,759	12,263
CSL, Ltd.	1,478	33,889
CSR, Ltd.	7,488	15,614
DB RREEF Trust	19,411	20,085
Foster’s Group, Ltd.	15,149	68,758
Futuris Corp., Ltd.	4,496	7,613
General Property Trust	15,200	44,563
Harvey Norman Holdings, Ltd.	4,185	10,334
Iluka Resources, Ltd.	1,845	9,097
ING Industrial Fund (d)	5,852	9,909
Insurance Australia Group, Ltd.	12,052	60,748
Investa Property Group	11,235	19,904
James Hardie Industries NV	3,566	18,729
John Fairfax Holdings, Ltd.	6,761	24,115
Leighton Holdings, Ltd. (d)	1,080	10,439
Lend Lease Corp., Ltd.	2,803	29,114
Lion Nathan, Ltd.	2,329	15,701
Macquarie Bank, Ltd.	1,663	60,619
Macquarie Goodman Industrial Trust	12,475	23,177
Macquarie Infrastructure Group (d)	15,012	40,011
Mayne Group, Ltd.	4,805	16,046
Mirvac Group (d)	5,367	20,615
National Australia Bank, Ltd. (d)	11,680	263,876
Newcrest Mining, Ltd.	2,511	34,348
News Corp., Class A	2,763	51,549
News Corp., Class B (d)	1,216	23,363
OneSteel, Ltd.	4,451	8,967
Orica, Ltd.	2,134	34,076
Origin Energy, Ltd.	5,097	27,529
Pacific Brands Ltd.	4,596	11,493
PaperlinX, Ltd.	3,623	$13,405
Patrick Corp., Ltd.	4,232	21,829
Perpetual Trustees Australia, Ltd.	296	14,595
Publishing & Broadcasting, Ltd.	1,045	14,336
Qantas Airways, Ltd.	7,175	20,867
QBE Insurance Group, Ltd.	5,173	62,246
Rinker Group, Ltd.	7,424	61,979
Rio Tinto, Ltd. (d)	2,362	72,433
Santos, Ltd.	4,452	29,595
Sonic Healthcare, Ltd.	1,855	17,711
Southcorp, Ltd. (a)	5,016	16,868
Stockland	10,003	46,970
Stockland Trust Group	23	107
Suncorp-Metway, Ltd.	4,073	55,491
TABCORP Holdings, Ltd.	3,858	52,290
Telstra Corp., Ltd. (d)	16,014	61,637
Toll Holdings, Ltd.	1,758	17,626
Transurban Group (d)	3,894	20,452
Wesfarmers, Ltd.	2,859	89,199
Westfield Group (a) (d)	10,898	140,361
Westpac Banking Corp.	13,564	207,234
WMC Resorces, Ltd.	9,121	51,623
Woodside Petroleum, Ltd.	3,528	55,589
Woolworths, Ltd.	7,887	92,801
		3,557,292
Austria — 0.4%
Bank Austria Creditanstalt AG	305	27,569
Bohler-Uddeholm AG	65	8,215
Erste Bank der Oesterreichischen Sparkassen AG	1,002	53,525
Flughafen Wien AG	88	6,663
Immofinanz Immobilien Anlagen AG (a)	1,982	18,966
Mayr-Melnhof Karton AG	35	5,961
OMVAG	127	38,269
RHI AG (a)	150	4,547
Telekom Austria AG	2,282	43,270
VA Technologie AG (a)	113	8,985
Verbund Oesterreichische Elektrizitaetswirtschafts AG	51	11,362
Voestalpine AG (d)	213	16,546
Wienerberger AG	555	26,517
		270,395
Belgium — 1.3%
Agfa Gevaert NV (d)	789	26,768
Barco NV (d)	93	8,602
Bekaert SA	121	9,663
Belgacom SA (a)	1,335	57,704
Cofinimmo	41	6,710
Colruyt NV (d)	150	24,385
Compagnie Maritime Belge SA (CMB) (d)	140	3,911
Delhaize Group (d)	570	43,348
Dexia (d)	5,133	118,051
Electrabel SA (d)	225	100,313
Euronav SA (d)	168	4,362
Fortis	9,607	265,737
Groupe Bruxelles Lambert SA (d)	567	46,165

	Shares	Market Value
Belgium — (continued)
InBev NV (d)	1,415	$54,892
KBC Banassurance Holding NV (d)	892	68,503
Mobistar SA (a)	230	21,556
Omega Pharma SA (d)	169	8,097
S.A. D’Ieteren NV (d)	23	4,267
Solvay SA (d)	520	57,252
UCB SA (d)	747	37,974
Umicore	211	19,861
		988,121
Denmark — 0.8%
A P Moller - Maersk A/S, Series B	9	74,335
Bang & Olufsen A/S, Series B	100	7,474
Carlsberg A/S, Series B	300	15,185
Coloplast A/S, Series B	216	11,861
Danisco A/S	405	24,718
Danske Bank A/S	3,462	106,121
DSV, Series B	175	11,864
East Asiatic Co., Ltd. A/S	175	9,193
FLS Industries A/S, Series B (a)	250	4,705
GN Store Nord A/S	1,981	21,357
H. Lundbeck A/S	584	13,019
ISS A/S	386	21,548
Kobenhavns Lufthavne A/S	40	8,500
NKT Holding A/S	150	4,372
Novo Nordisk A/S	2,057	112,387
Novozymes A/S, Series B	443	22,504
TDC A/S	1,503	63,648
Topdanmark A/S (a)	189	14,885
Vestas Wind Systems A/S (a) (d)	1,226	15,234
William Demant Holding A/S (a)	265	12,445
		575,355
Finland — 1.4%
Amer Group, Ltd.	600	10,480
Elisa Corp., Series A (a)	1,173	18,909
Fortum Oyj	2,712	50,207
KCI Konecranes Oyj	116	5,126
Kesko Oyj	500	12,199
Kone Corp.	322	24,987
Metso Oyj (d)	802	12,711
Nokia Oyj	38,352	605,750
Nokian Renkaat Oyj	76	11,549
Orion-Yhtyma Oyj, Series B	534	8,645
Outokumpu Oyj	716	12,798
Pohjola Group PLC, Series B	450	5,193
Rautaruukki Oyj	700	8,316
Sampo Oyj, Series A	2,773	38,295
Stora Enso Oyj, Series R	5,113	78,325
TietoEnator Oyj	714	22,710
UPM-Kymmene Oyj	4,340	96,510
Uponor Oyj	500	9,352
Wartsila Oyj, Series B	500	10,656
		1,042,718
France — 9.1%
Accor SA (d)	1,573	68,868
Air France-KLM (d)	951	18,123
Alcatel SA (a) (d)	9,718	$151,245
Alstom (a)	33,894	25,799
Arcelor (d)	3,910	90,190
Atos Origin SA (a)	362	24,588
Autoroutes du Sud de la France (d)	541	27,208
AXA(d)	11,310	279,483
BNP Paribas SA (d)	6,357	460,552
Bouygues SA (d)	1,581	73,065
Business Objects SA (a) (d)	527	13,309
Cap Gemini SA (a) (d)	1,005	32,184
Carrefour SA (d)	4,566	217,470
Casino Guichard- Perrachon SA (d)	255	20,381
CNP Assurances (d)	273	19,556
Compagnie de Saint-Gobain (d)	2,473	148,978
Compagnie Generale des Establissements Michelin (d)	1,136	72,866
Credit Agricole SA (d)	5,279	159,296
Dassault Systemes SA (d)	440	22,188
Essilor International SA (d)	798	62,532
European Aeronautic Defence & Space Co. (d)	1,913	55,619
France Telecom SA (d)	11,814	391,177
Gecina SA	205	20,313
Groupe Danone (d)	1,921	177,426
Hermes International	73	14,566
Imerys SA (d)	252	21,151
Klepierre	178	15,763
L’Air Liquide SA (d)	869	160,642
L’Oreal SA (d)	2,423	183,940
Lafarge SA	1,358	131,056
Lagardere S.C.A. (d)	999	72,104
LVMH Moet Hennessy Louis Vuitton SA (d)	1,950	149,358
Pernod-Ricard SA (d)	441	67,556
Pinault-Printemps- Redoute SA (d)	546	54,659
PSA Peugoet Citroen (d)	1,387	88,043
Publicis Groupe (d)	995	32,256
Renault SA	1,513	126,580
Sagem SA (a) (d)	720	15,345
Sanofi-Aventis (d)	7,836	626,284
Schneider Electric SA (d)	1,810	125,964
Societe BIC SA (d)	259	13,026
Societe Generale (d)	2,659	269,081
Societe Television Francaise 1 (d)	927	30,178
Sodexho Alliance SA (d)	741	22,420
STMicroelectronics NV (d)	4,795	93,528
Suez SA (d)	6,401	170,705
Technip SA (d)	150	27,729
Thales SA (d)	603	28,949
Thomson (d)	1,932	51,077
Total SA (d)	4,692	1,024,880
Unibail SA (d)	345	54,303
Valeo SA (d)	575	24,072
Veolia Environnement (d)	2,086	75,507
Vinci SA (d)	595	79,905
Vivendi Universal SA (a) (d)	8,124	259,389

	Shares	Market Value
France — (continued)
Zodiac SA (d)	317	$14,758
		6,757,190
Germany — 6.7%
Adidas-Salomon AG (d)	385	62,143
Allianz AG (d)	2,533	336,035
Altana AG (d)	570	36,035
BASF AG (d)	4,295	309,413
Bayer AG	5,402	183,126
Bayer Hypo-und Vereinsbank AG	5,135	116,562
Beiersdorf AG, Series A (d)	152	17,685
Celesio AG	274	22,286
Commerzbank AG (a)	3,768	77,644
Continental AG	1,030	65,423
DaimlerChrysler AG (d)	7,084	339,516
Deutsche Bank AG (d)	4,028	357,631
Deutsche Boerse AG	900	54,169
Deutsche Lufthansa AG (a) (d)	1,922	27,562
Deutsche Post AG	3,646	83,753
Deutsche Telekom AG (a)	22,464	508,394
Douglas Holding AG	256	9,047
E.On AG	5,127	467,333
Epcos AG (a) (d)	424	6,340
Fresenius Medical Care AG (d)	291	23,420
HeidelbergCement AG	486	29,264
Hypo Real Estate Holding AG (a)	1,085	44,981
Infineon Technologies AG (a) (d)	5,189	56,284
KarstadtQuelle AG (d)	406	4,189
Linde AG	705	44,138
MAN AG (d)	908	34,977
Merck KGAA	420	28,898
Metro AG	1,193	65,658
MLP AG (d)	478	9,479
Muenchener Rueckversich AG	1,509	185,523
Puma AG	137	37,672
RWE AG	3,234	178,910
SAP AG (d)	1,690	301,843
Schering AG	1,352	101,092
Siemens AG (d)	6,603	559,868
Suedzucker AG	400	8,319
ThyssenKrupp AG (d)	2,521	55,512
TUI AG (d)	1,063	25,170
Volkswagen AG (d)	1,837	83,273
		4,958,567
Greece — 0.6%
Alpha Bank AE	1,674	58,386
Coca-Cola Hellenic Bottling Co. SA	685	16,760
Cosmote Mobile Telecommunications SA	803	16,067
EFG Eurobank Ergasias	1,558	53,493
Emporiki Bank of Greece SA	470	14,923
Folli-Follie SA	150	4,404
Germanos SA	217	6,430
Hellenic Duty Free Shops SA	150	2,630
Hellenic Petroleum SA	1,042	11,331
Hellenic Technodomiki TEV SA	643	2,902
Hellenic Telecommunications Organization SA	2,058	$36,981
Hyatt Regency SA	379	4,327
Intracom SA	653	3,533
National Bank of Greece SA	2,227	73,497
OPAP SA	1,334	36,881
Piraeus Bank SA	1,409	24,629
Public Power Corp. (PPC)	871	24,365
Technical Olympic SA	610	3,300
Titan Cement Co. SA	550	16,297
Viohalco, Hellenic Copper and Aluminum Industry SA	976	8,888
		420,024
Hong Kong — 1.4%
ASM Pacific Technology, Ltd. (d)	1,500	5,394
Bank of East Asia, Ltd.	9,528	29,604
BOC Hong Kong (Holdings), Ltd.	26,500	50,629
Cathay Pacific Airways, Ltd.	7,000	13,239
Cheung Kong (Holdings), Ltd.	11,000	110,033
Cheung Kong Infrastructure (Holdings), Ltd. (d)	3,000	8,684
CLP Holdings, Ltd.	12,600	72,299
Esprit Holdings, Ltd.	6,122	37,018
Giordano International, Ltd.	12,000	7,565
Hang Lung Properties, Ltd. (d)	10,000	15,439
Hang Seng Bank, Ltd.	5,300	73,642
Henderson Land Development Co., Ltd. (d)	5,000	26,053
Hong Kong & China Gas Co., Ltd.	25,183	52,163
Hong Kong Exchanges & Clearing, Ltd.	8,000	21,460
Hong Kong Electric Holdings, Ltd.	9,500	43,389
Hopewell Holdings, Ltd.	4,000	10,267
Hutchison Telecommunications International, Ltd. (a) (d)	9,000	8,163
Hutchison Whampoa, Ltd. (d)	14,800	138,523
Hysan Development Co., Ltd.	4,507	9,452
Johnson Electronic Holdings, Ltd.	10,500	10,199
Kerry Properties, Ltd.	3,556	7,594
Kingboard Chemical Holdings, Ltd.	4,000	8,491
Li & Fung, Ltd.	11,000	18,539
MTR Corp. (d)	9,693	15,526
New World Development Co., Ltd.	16,438	18,399
Orient Overseas International Ltd. (d)	1,000	3,802
PCCW, Ltd. (d)	25,133	15,925
SCMP Group, Ltd.	6,533	2,711
Shangri-La Asia, Ltd. (d)	6,345	9,306
Sino Land Co., Ltd. (d)	8,544	8,464
SmarTone Telecommunications Holdings, Ltd.	2,000	2,239
Sun Hung Kai Properties, Ltd.	9,000	90,027
Swire Pacific, Ltd.	6,500	54,357

	Shares	Market Value
Hong Kong — (continued)
Techtronic Industries Co., Ltd.	6,180	$13,516
Television Broadcast, Ltd.	2,000	9,263
Texwinca Holdings, Ltd. (d)	4,000	3,782
Wharf (Holdings), Ltd.	9,000	31,495
Yue Yuen Industrial (Holdings), Ltd. (d)	3,821	10,495
		1,067,146
Ireland — 0.9%
Allied Irish Banks PLC	7,051	147,116
Bank of Ireland	7,899	131,525
CRH PLC	4,330	115,945
DCC PLC	690	15,475
Depfa Bank PLC	2,948	49,487
Elan Corp. PLC (a)	3,191	85,012
Fyffes PLC	2,618	6,868
Grafton Group PLC	1,642	17,855
Greencore Group PLC	1,349	5,538
Independent News & Media PLC	4,693	14,799
Irish Life & Permanent PLC	2,199	41,248
Kerry Group PLC	1,059	25,406
Kingspan Group PLC	935	8,960
Ryanair Holdings PLC (a)	1,586	11,318
Ryanair Holdings PLC ADR (a) (d)	43	1,752
Waterford Wedgwood (a)	1,583	134
Waterford Wedgwood Units (a)	5,125	432
		678,870
Italy — 3.5%
Alleanza Assicurazioni SpA (d)	3,040	42,437
Arnoldo Mondadori Editore SpA	710	8,193
Assicurazioni Generali SpA (d)	6,310	214,164
Autogrill SpA (a) (d)	726	12,128
Autostrade SpA	1,681	45,012
Banca Antonveneta SpA (a)	1,562	41,189
Banca Fideuram SpA (d)	1,845	9,555
Banca Intesa SpA	6,042	25,952
Banca Monte dei Paschi di Siena SpA (d)	7,438	26,539
Banca Nazionale del Lavoro SpA (a) (d)	10,743	32,052
Banca Popolare di Milano	2,500	22,156
Banche Popolari Unite Scrl	2,285	46,464
Banco Popolare di Verona e Novara Scrl	2,512	51,080
Benetton Group SpA (d)	431	5,700
Bulgari SpA	840	10,379
Capitalia SpA (d)	9,723	44,538
Edison SpA (a) (d)	5,506	11,713
Enel SpA (d)	24,126	237,095
Ente Nazionale Idrocarburi SpA (d)	17,177	430,067
Fiat SpA (a) (d)	3,374	27,058
FinecoGroup SpA (a) (d)	1,116	8,616
Finmeccanica SpA (d)	38,479	34,886
Gruppo Editoriale L’Espresso SpA (d)	1,326	8,002
Intesabci SpA	21,397	102,957
Italcementi SpA (d)	500	$8,054
Luxottica Group SpA	876	17,837
Mediaset SpA (d)	4,007	50,816
Mediobanca SpA (d)	3,169	51,302
Mediolanum SpA (d)	1,612	11,547
Pirelli & Co. SpA (d)	11,806	15,919
Riunione Adriatica di Sicurta SpA (d)	1,973	44,625
San Paolo - IMI SpA (d)	6,682	96,275
Seat Pagine Gialle SpA (d)	25,430	11,718
Snam Rete Gas SpA	5,955	34,644
Telecom Italia Media SpA (a) (d)	9,613	4,351
Telecom Italia Mobile SpA (d)	25,015	187,009
Telecom Italia SpA (d)	54,383	222,499
Telecom Italia SpA Di Risp	38,149	123,931
Terna SpA (d)	6,951	19,936
Tiscali SpA (a) (d)	1,445	5,362
UniCredito Italiano SpA (d)	29,032	166,923
		2,570,680
Japan — 21.2%
77 Bank, Ltd.	3,000	21,109
ACOM Co., Ltd.	570	42,665
ADERANS Co., Ltd.	300	6,939
Advantest Corp. (d)	600	51,469
AEON Co., Ltd.	4,800	80,101
Aeon Credit Service Co., Ltd.	200	14,892
Aiful Corp.	350	38,494
Aisin Seiki Co., Ltd.	1,200	30,389
Ajinomoto Co., Inc.	5,000	59,530
Alfresa Holdings Corp. (d)	200	7,339
All Nippon Airways Co., Ltd. (d)	4,000	13,936
ALPS Electric Co., Ltd.	1,000	14,902
Amada Co., Ltd.	3,000	16,571
Amano Corp.	1,000	9,935
Anritsu Corp.	1,000	7,700
Aoyama Trading Co., Ltd.	400	10,891
Ariake Japan Co., Ltd.	100	2,410
Asahi Breweries, Ltd. (d)	3,000	37,152
Asahi Glass Co., Ltd. (d)	6,000	66,166
Asahi Kasei Corp.	10,000	50,063
Asatsu-DK, Inc. (d)	300	8,446
Autobacs Seven Co., Ltd.	200	5,846
Bandai Co., Ltd.	600	13,643
Bank of Fukuoka, Ltd. (d)	5,000	32,936
Bank of Yokohama, Ltd.	9,000	56,739
Benesse Corp.	500	17,517
Bridgestone Corp. (d)	5,000	99,541
Canon, Inc. (d)	6,700	361,579
Capcom Co., Ltd. (d)	300	2,852
Casio Computer Co., Ltd.	1,500	23,143
Central Glass Co., Ltd.	2,000	14,170
Central Japan Railway Co.	8	65,346
Chiba Bank, Ltd.	6,000	40,109
Chubu Electric Power Co. (d)	5,400	129,638
Chugai Pharmaceutical Co., Ltd. (d)	2,100	34,716
Circle K Sunkus Co., Ltd. (d)	500	12,857
Citizen Watch Co., Ltd. (d)	2,000	19,225

	Shares	Market Value
Japan — (continued)
Coca-Cola West Japan Co., Ltd. (d)	300	$7,700
COMSYS Holdings Corp.	1,000	9,261
Credit Saison Co., Ltd.	1,100	40,041
CSK Corp. (d)	500	22,641
DAI Nippon Printing Co., Ltd.	5,000	80,219
Daicel Chemical Industries, Ltd.	2,000	11,320
Daiichi Pharmaceutical Co., Ltd.	1,900	41,071
Daikin Industries, Ltd.	1,600	46,218
Daimaru, Inc. (d)	2,000	16,376
Dainippon Ink & Chemicals, Inc.	5,000	11,516
Dainippon Screen MFG. Co., Ltd.	1,000	6,138
Daito Trust Construction Co., Ltd. (d)	700	33,268
Daiwa House Industry Co., Ltd.	4,000	45,477
Daiwa Securities Group, Inc.	10,000	72,216
Denki Kagaku Kogyo Kabushiki Kaisha	3,000	9,983
Denso Corp.	4,300	115,190
Dentsu, Inc. (d)	12	32,322
Dowa Mining Co., Ltd.	2,000	13,018
East Japan Railway Co.	27	150,190
Ebara Corp. (d)	2,000	9,232
Eisai Co., Ltd.	2,000	65,775
Electric Power Development Co., Ltd.	1,100	30,809
FamilyMart Co., Ltd.	700	20,391
FANUC, Ltd.	1,200	78,462
Fast Retailing Co., Ltd.	400	30,448
Fuji Electric Co., Ltd.	4,000	10,774
Fuji Photo Film Co., Ltd.	3,800	138,694
Fuji Soft ABC, Inc. (d)	400	13,233
Fuji Television Network, Inc.	4	8,666
Fujikura, Ltd.	3,000	13,819
Fujisawa Pharmaceutical Co., Ltd.	2,300	62,960
Fujitsu, Ltd. (d)	14,000	91,129
Furukawa Electric Co., Ltd. (a) (d)	4,000	22,172
Goodwill Group, Inc.	4	9,876
Gunma Bank, Ltd.	3,000	17,420
Gunze, Ltd.	2,000	9,291
Hankyu Department Stores, Inc.	1,000	7,251
Hino Motors, Ltd. (d)	2,000	14,853
Hirose Electric Co., Ltd.	200	23,382
Hitachi Cable, Ltd.	1,000	4,714
Hitachi Capital Corp. (d)	600	12,384
Hitachi Chemical Co., Ltd.	800	14,318
Hitachi Construction Machinery Co., Ltd.	1,000	13,750
Hitachi Software Engineering Co., Ltd.	200	4,567
Hitachi, Ltd.	25,000	173,221
Hokkaido Electric Power Co., Inc.	1,400	27,530
Hokugin Financial Group, Inc.	9,000	24,593
Honda Motor Co., Ltd. (d)	6,000	310,920
House Food Corp. (d)	500	$7,222
Hoya Corp. (d)	800	90,329
Isetan Co., Ltd.	1,300	15,161
Ishihara Sangyo Kaisha, Ltd.	2,000	4,587
Ishikawajima-Harima Heavy Industries Co., Ltd. (a)	8,000	11,008
Ito En, Ltd. (d)	200	10,384
Ito-Yokado Co., Ltd.	2,600	109,105
Itochu Corp.	11,000	50,883
Itochu Techno-Science Corp. (d)	200	8,002
Jafco Co., Ltd.	200	13,584
Japan Airlines System Corp.	7,000	20,289
Japan Real Estate Investment Corp. (d)	2	16,863
Japan Retail Fund Investment Corp. (d)	2	16,883
Japan Tobacco, Inc.	7	79,926
JFE Holding, Inc. (d)	4,300	122,743
JGC Corp.	2,000	18,288
Joyo Bank, Ltd.	5,000	24,397
JSR Corp.	1,400	30,672
Kajima Corp. (d)	7,000	30,126
Kaken Pharmaceutical Co., Ltd.	1,000	6,587
Kamigumi Co., Ltd. (d)	2,000	15,966
Kanebo, Ltd. (a)	300	4,362
Kaneka Corp. (d)	2,000	22,641
Kansai Electric Power Co.	5,900	119,762
Kansai Paint Co., Ltd.	2,000	12,140
Kao Corp.	4,000	102,274
Katokichi Co., Ltd.	300	6,002
Kawasaki Heavy Industries, Ltd. (d)	10,000	16,395
Kawasaki Kisen Kaisha, Ltd. (d)	4,000	25,725
Keihin Electric Express Railway Co., Ltd. (d)	3,000	18,474
Keio Electric Railway Co., Ltd.	5,000	29,326
Keyence Corp.	200	44,813
Kikkoman Corp.	1,000	9,535
Kinden Corp.	1,000	7,475
Kintetsu Corp. (d)	12,000	41,456
Kirin Brewery Co., Ltd. (d)	6,000	59,081
Kobe Steel, Ltd. (d)	19,000	29,111
Kokuyo Co., Ltd. (d)	600	7,243
Komatsu, Ltd.	8,000	55,977
Konami Co., Ltd. (d)	700	16,224
Konica Minolta Holdings, Inc. (d)	3,500	46,453
Koyo Seiko Co., Ltd.	1,000	14,072
Kubota Corp.	8,000	39,660
Kuraray Co., Ltd.	3,000	26,905
Kurita Water Industries, Ltd.	800	11,508
Kyocera Corp.	1,300	100,098
Kyowa Hakko Kogyo Co., Ltd.	3,000	22,543
Kyushu Electric Power Co.	3,200	64,643
Lawson, Inc.	500	18,444
Leopalace21 Corp.	1,100	19,366
Mabuchi Motor Co., Ltd. (d)	200	14,424
Makita Corp.	1,000	17,488
Marubeni Corp.	10,000	27,715
Marui Co., Ltd. (d)	2,500	33,473

	Shares	Market Value
Japan — (continued)
Matsumotokiyoshi Co., Ltd. (d)	400	$11,398
Matsushita Electric Industrial Co., Ltd.	17,400	276,104
Matsushita Electric Works, Ltd.	2,000	17,429
Mediceo Holdings Co., Ltd. (d)	1,000	11,252
Meiji Dairies Corp.	2,000	11,867
Meiji Seika Kaisha, Ltd. (d)	2,000	9,232
Meitec Corp. (d)	300	11,184
Millea Holdings, Inc.	11	163,170
Minebea Co., Ltd.	3,000	13,087
Mitsubishi Chemical Corp. (d)	13,000	39,582
Mitsubishi Corp. (d)	9,000	116,288
Mitsubishi Electric Corp.	14,000	68,586
Mitsubishi Estate Co., Ltd.	8,000	93,686
Mitsubishi Gas Chemical Co., Inc.	3,000	14,141
Mitsubishi Heavy Industries, Ltd. (d)	23,000	65,317
Mitsubishi Logistics Corp.	1,000	9,857
Mitsubishi Materials Corp.	7,000	14,687
Mitsubishi Rayon Co., Ltd.	4,000	14,560
Mitsubishi Tokyo Financial Group, Inc.	36	365,385
Mitsui & Co., Ltd. (d)	10,000	89,685
Mitsui Chemicals, Inc.	5,000	27,227
Mitsui Engineering & Shipbuilding Co., Ltd. (d)	5,000	8,539
Mitsui Fudosan Co., Ltd. (d)	6,000	72,899
Mitsui Mining & Smelting Co., Ltd.	4,000	17,644
Mitsui O.S.K. Lines, Ltd.	8,000	48,014
Mitsui Sumitomo Insurance Co., Ltd. (d)	10,400	90,329
Mitsui Trust Holdings, Inc. (d)	4,300	42,971
Mitsukoshi, Ltd. (d)	3,000	14,580
Mitsumi Electric Co., Ltd.	500	5,719
Mizuho Financial Group, Inc.	62	312,208
Murata Manufacturing Co., Ltd.	1,800	100,654
Namco, Ltd. (d)	600	7,875
NEC Corp.	13,000	80,814
NEC Electronics Corp. (d)	300	14,638
Net One Systems Co., Ltd.	4	16,668
NGK Insulators, Ltd. (d)	2,000	19,128
NGK Spark Plug Co., Ltd.	1,000	10,354
Nichii Gakkan Co. (d)	200	6,480
Nichirei Corp. (d)	2,000	7,963
Nidec Corp. (d)	400	48,756
Nikko Cordial Corp.	13,000	68,888
Nikon Corp. (d)	2,000	24,710
Nintendo Co., Ltd.	800	100,478
Nippon Building Fund, Inc.	2	17,059
Nippon Express Co., Ltd.	6,000	29,570
Nippon Kayaku Co., Ltd.	1,000	5,582
Nippon Light Metal Co., Ltd. (d)	5,000	12,638
Nippon Meat Packers, Inc.	1,000	13,555
Nippon Mining Holdings, Inc. (d)	5,500	25,871
Nippon Oil Corp.	11,000	70,528
Nippon Sanso Corp.	2,000	11,730
Nippon Sheet Glass Co., Ltd. (d)	3,000	12,413
Nippon Shokubai Co., Ltd.	1,000	$8,666
Nippon Steel Corp.	50,000	122,475
Nippon Telegraph and Telephone Corp.	42	188,543
Nippon Unipac Holding	7	31,424
Nippon Yusen Kabushiki Kaisha	7,000	37,709
Nippon Zeon Corp.	1,000	8,393
Nishimatsu Construction Co., Ltd. (d)	2,000	6,968
Nissan Chemical Industries, Ltd.	1,000	7,875
Nissan Motor Co., Ltd. (d)	20,300	220,691
Nisshin Seifun Group, Inc.	1,000	11,086
Nisshin Steel Co., Ltd.	8,000	18,425
Nisshinbo Industries, Inc.	1,000	7,485
Nissin Food Products Co., Ltd.	700	17,556
Nitori Co., Ltd. (d)	200	13,057
Nitto Denko Corp.	1,300	71,299
NOK Corp. (d)	700	21,928
Nomura Holdings, Inc.	15,000	218,698
Nomura Research Institute, Ltd.	200	18,737
NSK, Ltd.	4,000	20,103
NTN Corp.	3,000	17,215
NTT Data Corp.	10	32,302
NTT DoCoMo, Inc.	160	295,111
Obayashi Corp.	5,000	31,521
Odakyu Electric Railway Co., Ltd. (d)	5,000	28,984
OJI Paper Co., Ltd.	6,000	34,430
Oki Electric Industry Co., Ltd. (a)	4,000	17,215
Okumura Corp.	2,000	12,648
Olympus Corp.	2,000	42,647
Omron Corp.	1,700	40,563
Onward Kashiyama Co., Ltd.	1,000	14,551
Oracle Corp., Japan (d)	300	15,546
Oriental Land Co., Ltd. (d)	400	27,794
ORIX Corp.	600	81,507
Osaka Gas Co., Ltd.	16,000	49,966
Pioneer Corp. (d)	1,200	23,421
Promise Co., Ltd.	700	50,005
Q.P. Corp. (d)	900	7,826
Rakuten, Inc. (a) (d)	4	4,567
Rakuten, Inc. New (a)	36	32,322
Resona Holdings, Inc. (a)	37,000	75,105
Ricoh Co., Ltd.	5,000	96,467
Rinnai Corp. (d)	400	10,735
Rohm Co., Ltd.	900	93,100
Ryohin Keikaku Co., Ltd.	300	15,078
Saizeriya Co., Ltd.	100	1,712
Sanden Corp.	1,000	6,187
Sanken Electric Co., Ltd.	1,000	13,087
Sankyo Co., Ltd.	3,000	67,776
Sankyo Co., Ltd. NPV	400	20,221
Sanwa Shutter Corp.	2,000	11,203
Sanyo Electric Co., Ltd.	12,000	41,456
Sapporo Holdings, Inc. (d)	2,000	9,466
Secom Co., Ltd.	1,500	60,018
Sega Sammy Holdings, Inc.	552	30,328
Seiko Epson Corp. (d)	800	35,601

	Shares	Market Value
Japan — (continued)
Seino Transportation Co., Ltd.	1,000	$9,369
Sekisui Chemical Co., Ltd.	3,000	21,928
Sekisui House, Ltd. (d)	4,000	46,609
Seven-Eleven Japan Co., Ltd. (d)	3,000	94,564
Sharp Corp.	7,000	114,287
Shimachu Co., Ltd.	400	9,896
Shimamura Co., Ltd. (d)	200	14,599
Shimano, Inc. (d)	600	17,127
Shimizu Corp.	5,000	25,081
Shin-Etsu Chemical Co., Ltd.	2,900	118,864
Shinsei Bank, Ltd. (d)	4,000	27,247
Shionogi & Co., Ltd. (d)	2,000	27,657
Shiseido Co., Ltd.	3,000	43,447
Shizuoka Bank, Ltd. (d)	5,000	47,380
Showa Denko K.K. (d)	7,000	18,035
Showa Shell Sekiyu K.K. (d)	1,100	10,016
Skylark Co., Ltd. (d)	700	12,037
SMC Corp.	400	45,789
Snow Brand Milk Products Co., Ltd. (a) (d)	1,000	3,074
Softbank Corp. (d)	1,900	92,525
Sojitz Holdings Corp. (a) (d)	2,200	9,533
Sompo Japan Insurance, Inc.	6,000	61,130
Sony Corp.	7,400	285,976
Stanley Electric Co., Ltd.	1,200	20,564
Sumitomo Bakelite Co., Ltd.	1,000	6,314
Sumitomo Chemical Co., Ltd.	11,000	53,889
Sumitomo Corp.	7,000	60,388
Sumitomo Electric Industries, Ltd.	5,000	54,406
Sumitomo Heavy Industries, Ltd. (a) (d)	4,000	14,873
Sumitomo Metal Industries, Ltd.	30,000	40,695
Sumitomo Metal Mining Co., Ltd.	4,000	28,574
Sumitomo Mitsui Financial Group, Inc. (d)	32	232,653
Sumitomo Osaka Cement Co., Ltd.	3,000	7,348
Sumitomo Realty & Development Co., Ltd. (d)	3,000	39,114
Sumitomo Trust & Banking Co., Ltd.	9,000	65,082
Suruga Bank, Ltd.	2,000	15,966
Suzuken Co., Ltd.	300	8,051
T&D Holdings, Inc.	1,400	66,946
Taiheiyo Cement Corp.	7,800	19,411
Taisei Corp.	6,000	23,363
Taisho Pharmaceutical Co., Ltd.	1,000	21,762
Taiyo Yuden Co., Ltd.	1,000	11,633
Takara Holdings, Inc. (d)	2,000	13,018
Takashimaya Co., Ltd.	2,000	19,245
Takeda Chemical Industries, Ltd.	7,100	357,529
Takefuji Corp.	530	35,844
Takuma Co., Ltd.	1,000	7,875
TDK Corp.	1,000	74,070
Teijin, Ltd.	6,000	$26,056
Teikoku Oil Co., Ltd. (d)	2,000	11,125
Terumo Corp.	1,300	35,015
THK Co., Ltd. (d)	800	15,849
TIS, Inc. (d)	300	13,145
Tobu Railway Co., Ltd.	6,000	22,836
Toda Corp.	2,000	9,759
Toho Co., Ltd. (d)	1,100	17,380
Tohoku Elecric Power Co., Inc.	3,400	61,052
Tokyo Broadcasting System, Inc.	300	4,892
Tokyo Electric Power Co., Inc.	9,200	225,803
Tokyo Electron, Ltd.	1,400	86,211
Tokyo Gas Co., Ltd. (d)	20,000	81,975
Tokyu Corp. (d)	8,000	43,252
Tokyu Land Corp. (d)	2,000	8,354
Tonen General Sekiyu K.K. (d)	3,000	27,315
Toppan Printing Co., Ltd. (d)	4,000	44,384
Toray Industries, Inc.	10,000	46,843
Toshiba Corp.	24,000	103,055
Tosoh Corp.	4,000	17,996
Tostem Inax Holding Corp.	2,000	36,323
Toto, Ltd. (d)	2,000	19,089
Toyo Seikan Kaisha, Ltd.	1,000	18,444
Toyo Suisan Kaisha, Ltd.	1,000	14,736
Toyobo Co., Ltd.	5,000	12,052
Toyoda Gosei Co., Ltd.	400	8,139
Toyota Industries Corp.	1,700	42,471
Toyota Motor Corp.	23,100	940,051
Trend Micro, Inc.	500	26,984
Ube Industries, Ltd.	6,000	10,130
UFJ Holdings, Inc. (a)	30	181,809
Uni-Charm Corp.	400	19,167
UNY Co., Ltd.	1,000	11,428
Ushio, Inc.	1,000	18,688
USS Co., Ltd. (d)	170	14,268
Wacoal Corp.	1,000	11,994
West Japan Railway Co.	14	56,563
World Co., Ltd.	300	10,540
Yahoo Japan Corp. (a) (d)	16	76,822
Yakult Honsha Co., Ltd.	1,000	17,800
Yamada Denki Co., Ltd. (d)	600	25,705
Yamaha Corp.	1,600	24,421
Yamaha Motor Co., Ltd. (d)	1,400	21,013
Yamanouchi Pharmaceutical Co., Ltd. (d)	2,500	97,346
Yamato Transport Co., Ltd.	3,000	44,501
Yamazaki Baking Co., Ltd.	1,000	9,310
Yokogawa Electric Corp.	2,000	26,740
		15,752,960
Netherlands — 4.8%
ABN AMRO Holding NV	12,856	340,578
Aegon NV (d)	11,296	154,002
Akzo Nobel NV (d)	2,223	94,818
ASML Holding NV (a)	3,940	63,248
Corio NV	362	21,207
DSM NV	639	41,361
Euronext NV (d)	771	23,548
Getronics NV (a) (d)	3,879	8,858

	Shares	Market Value
Netherlands — (continued)
Hagemeyer NV (a)	4,146	$9,580
Heineken NV (d)	2,061	68,719
IHC Caland NV	266	16,899
ING Groep NV	15,195	459,754
Koninklijke (Royal) KPN NV	16,345	155,296
Koninklijke (Royal) Numico NV (a)	1,269	45,761
Koninklijke (Royal) Philips Electronics NV	10,817	286,856
Koninklijke Ahold NV (a)	12,709	98,466
Oce NV	661	10,117
Qiagen NV (a) (d)	1,004	10,986
Randstad Holdings NV	383	15,071
Reed Elsevier NV	5,739	78,241
Rodamco Europe NV	383	30,403
Royal Dutch Petroleum Co. (d)	17,154	987,457
TNT Post Group NV	3,089	83,890
Unilever NV (d)	4,699	315,076
Vedior NV (d)	1,377	22,442
VNU NV	2,036	60,136
Wereldhave NV	166	18,051
Wolters Kluwer NV	2,353	47,239
		3,568,060
New Zealand — 0.2%
Auckland International Airport, Ltd.	2,438	14,053
Carter Holt Harvey, Ltd.	5,478	8,191
Contact Energy, Ltd. (d)	2,416	11,169
Fisher & Paykel Appliances Holdings, Ltd., Series H	2,544	7,901
Fisher & Paykel Healthcare Corp., Ltd.	4,030	9,431
Fletcher Building, Ltd.	3,621	17,314
Independent Newspapers, Ltd.	917	3,809
Sky City Entertainment Group, Ltd.	3,502	13,609
Telecom Corp. of New Zealand, Ltd.	17,104	75,978
Tenon, Ltd.	48	76
Tower, Ltd. (a)	1,563	2,416
Warehouse Group, Ltd.	1,152	3,020
		166,967
Norway — 0.6%
DNB NOR ASA (d)	5,600	55,245
Frontline, Ltd. (d)	341	15,173
Norsk Hydro ASA	1,223	96,319
Norske Skogindustrier ASA (d)	931	20,137
Orkla ASA (d)	1,592	52,308
Petroleum Geo-Services ASA (a)	165	10,311
Schibsted ASA	400	11,359
Ship Finance International, Ltd. (d)	78	1,610
Smedvig ASA, Series A	300	5,040
Statoil ASA (d)	4,558	71,493
Storebrand ASA	1,858	17,946
Tandberg ASA (d)	1,113	13,828
Telenor ASA (d)	6,556	59,535
Tomra Systems ASA (d)	1,501	$8,253
Yara International ASA (a) (d)	1,823	24,004
		462,561
Portugal — 0.4%
Banco BPI SA	2,891	11,710
Banco Comercial Portugues SA	15,193	39,030
Banco Espirito Santo SA, Registered	889	16,071
Brisa-Auto Estrada de Portugal SA	3,050	27,984
Cimpor-Cimentos de Portugal, SGPS SA	1,787	10,080
Energias de Portugal SA	18,365	55,667
Jeronimo Martins SGPS SA (a)	317	4,180
Portugal Telecom SGPS SA	6,820	84,358
PT Multimedia-Servicos de Telecomunicacoes e Multimedia SA	397	9,978
Sonae, SGPS SA	7,598	11,050
		270,108
Singapore — 0.8%
Allgreen Properties, Ltd.	4,000	2,646
Ascendas Real Estate Investment Trust, Series A (a)	500	502
Ascendas Real Estate Investment Trust Units (d)	5,000	5,238
Capitaland, Ltd. (d)	9,000	11,743
CapitaMall Trust	6,600	7,116
Chartered Semiconductor Manufacturing, Ltd. (a) (d)	8,401	5,044
City Developments, Ltd.	3,487	15,166
ComfortDelGro Corp., Ltd.	15,000	14,243
Creative Technology, Ltd. (d)	600	8,968
Datacraft Asia, Ltd. (a) (d)	3,000	3,240
DBS Group Holdings, Ltd.	9,000	88,765
Fraser & Neave, Ltd.	1,082	10,804
Haw Par Corp., Ltd.	746	2,354
Jardine Cycle & Carriage, Ltd.	566	3,675
Keppel Corp., Ltd.	4,356	22,949
Keppel Land, Ltd.	4,000	5,513
Neptune Orient Lines, Ltd.	4,000	7,351
Oversea-Chinese Banking Corp., Ltd.	8,365	69,179
Overseas Union Enterprise, Ltd.	69	330
Parkway Holdings, Ltd.	7,063	6,490
SembCorp Industries, Ltd.	8,000	7,939
SembCorp Logistics, Ltd.	3,000	3,179
SembCorp Marine, Ltd.	5,000	4,166
Singapore Airlines, Ltd.	4,394	30,686
Singapore Exchange, Ltd.	6,000	6,579
Singapore Land, Ltd.	1,000	2,904
Singapore Post, Ltd.	11,000	5,997
Singapore Press Holdings, Ltd.	13,085	36,873
Singapore Technologies Engineering, Ltd.	12,000	17,128
Singapore Telecommunications, Ltd.	54,700	79,751
SMRT Corp., Ltd.	6,000	3,235
STATS ChipPAC, Ltd. (a) (d)	9,000	5,569

	Shares	Market Value
Singapore — (continued)
United Overseas Bank, Ltd.	9,251	$78,206
United Overseas Land, Ltd.	3,327	4,117
Venture Corp.	2,000	19,481
Wing Tai Holdings, Ltd. (d)	5,833	3,573
		600,699
Spain — 4.1%
Abertis Infraestructuras SA (d)	2,177	47,937
Acciona SA (d)	245	21,679
Acerinox, SA (d)	1,552	24,914
ACS SA (d)	2,155	49,210
Aguas De Barcelona	4	84
Altadis SA, Series A	2,204	100,958
Amadeus Global Travel Distribution SA, Series A (d)	2,718	27,967
Antena 3 Television (a)	175	12,643
Banco Bilbao Vizcaya Argentaria SA (d)	26,509	470,222
Banco Popular Espanol SA (d)	1,302	85,833
Banco Santander Central Hispano SA (d)	48,887	606,685
Cintra Concesiones de Infraestructuras de Transporte SA (a)	1,682	18,473
Corporacion Mapfre SA	828	12,200
Endesa SA (d)	7,826	183,922
Fomento de Construcciones y Contratas SA (d)	381	18,348
Gamesa Corporacion Tecnologica, SA (d)	858	12,012
Gas Natural SDG SA (d)	1,330	41,146
Grupo Ferrovial SA (d)	532	28,433
Iberdrola SA (d)	6,290	159,879
Iberia Lineas Aereas de Espana SA (d)	3,519	12,197
Indra Sistemas SA	1,076	18,384
Industria de Diseno Textil SA (d)	1,777	52,414
Metrovacesa SA (d)	317	14,736
NH Hoteles SA	645	8,557
Promotora de Informaciones SA (d)	590	12,527
Repsol YPF SA (d)	7,522	195,897
Sacyr Vallehermoso SA (d)	950	15,689
Sociedad General de Aguas de Barcelona SA (d)	450	9,408
Sogecable SA (a) (d)	298	13,229
Telefonica Publicidad e Informacion SA	1,278	11,847
Telefonica SA	36,721	691,794
Union Electrica Fenosa SA (d)	1,814	47,711
Zeltia SA (d)	1,161	8,127
		3,035,062
Sweden — 2.5%
Alfa Laval AB	644	10,418
Assa Abloy AB, Series B (d)	2,516	42,972
Atlas Copco AB, Series A (d)	885	39,952
Atlas Copco AB, Series B	600	25,055
Axfood AB	165	$5,587
Billerud Aktiebolag (d)	411	7,329
Capio AB (a)	751	8,928
Castellum AB	281	10,064
D. Carnegie & Co., AB	580	7,506
Electrolux AB	2,305	52,722
Elekta AB (a)	291	8,386
Eniro AB	1,353	13,845
Gambro AB, Series A	1,700	24,239
Gambro AB, Series B	600	8,419
Getinge AB	1,254	15,615
Hennes & Mauritz AB (H&M), Series B	3,885	135,338
Hoganas AB, Series B	207	5,560
Holmen AB, Series B	400	13,844
Lundin Petroleum AB (a)	1,658	9,506
Modern Times Group MTG AB (a)	375	10,214
Nordea AB	18,150	182,991
OMX AB (a)	700	8,954
Oriflame Cosmetics SA (a)	250	5,793
Sandvik AB (d)	1,800	72,592
SAS AB (a) (d)	530	4,785
Scania AB	800	31,661
Securitas AB, Series B (d)	2,516	43,161
Skandia Forsakrings AB	8,878	44,220
Skandinaviska Enskilda Banken (SEB), Series A	3,954	76,457
Skanska AB	2,900	34,802
SKF AB, Series B	767	34,164
SSAB Svenskt Stal AB, Series A	400	9,631
SSAB Svenskt Stal AB, Series B	200	4,710
Svenska Cellulosa AB (SCA), Series B	1,633	69,666
Svenska Handelsbanken AB, Series A	4,251	110,666
Swedish Match AB (d)	2,705	31,343
Tele2 AB, Series B (d)	789	30,988
Telefonaktiebolaget LM Ericsson (a)	119,192	380,244
TeliaSonera AB	15,386	92,148
Trelleborg AB, Series B	500	8,502
Volvo AB, Series A	800	30,517
Volvo AB, Series B (d)	1,885	74,743
Wihlborgs Fastigheter AB	748	15,758
WM-Data AB, Series B	2,000	4,334
		1,858,329
Switzerland — 6.8%
ABB, Ltd. (a)	15,261	85,223
Adecco SA	1,098	55,281
Ciba Specialty Chemicals AG	580	44,121
Clariant AG	1,927	31,097
Compagnie Financiere Richemont AG	4,285	142,632
Credit Suisse Group (a)	9,356	393,296
Geberit AG	29	21,219
Givaudan SA (d)	61	40,180
Holcim, Ltd. (d)	1,318	79,398
Kudelski SA (a) (d)	275	10,109

	Shares	Market Value
Switzerland — (continued)
Kuoni Reisen Holding AG, Series B	25	$10,993
Logitech International SA (a)	353	21,576
Lonza Group AG	308	17,335
Micronas Semiconductor Holding AG (a)	251	12,306
Nestle SA	3,323	869,398
Nobel Biocare Holding AG	196	35,508
Novartis AG (d)	19,608	988,074
Phonak Holding AG	335	11,048
Rieter Holding AG	35	10,157
Roche Holding AG (d)	5,784	665,839
Serono SA	54	35,570
SGS Societe Generale de Surveillance Holding SA	35	24,516
Straumann Holding AG	61	12,660
Sulzer AG	29	11,534
Swatch Group AG, Registered	283	41,538
Swatch Group AG, Series B	461	13,703
Swiss Reinsurance Co.	2,646	188,718
Swisscom AG	217	85,495
Syngenta AG	876	93,062
Synthes, Inc. (a)	390	43,730
UBS AG (d)	8,802	738,080
Unaxis Holding AG	88	8,745
Valora Holding AG	34	8,372
Zurich Financial Services AG	1,183	197,253
		5,047,766
United Kingdom — 24.4%
3i Group PLC	4,791	61,260
Aegis Group PLC	8,948	18,554
Aggreko PLC	2,059	6,641
Alliance Unichem PLC	1,897	27,479
AMEC PLC	2,420	13,834
Amvescap PLC	6,540	40,274
Anglo American PLC	11,326	267,896
ARM Holdings PLC	7,769	16,482
Arriva PLC	1,660	17,210
Associates British Ports Holdings PLC	2,535	23,118
AstraZeneca Group PLC	13,328	483,366
Aviva PLC	18,024	217,315
BAA PLC	8,763	98,253
BAE Systems PLC	25,103	111,090
Balfour Beatty PLC	3,378	20,445
Barclays PLC	51,698	581,635
Barratt Developments PLC	1,841	21,013
BBA Group PLC	3,401	18,658
Bellway PLC	963	15,068
Berkeley Group Holdings PLC (a)	925	14,367
BG Group PLC	28,123	191,137
BHP Billiton PLC	19,678	230,646
BOC Group PLC	3,911	74,599
Boots Group PLC	6,369	80,154
BP PLC (c)	174,289	1,699,858
BPB PLC	3,882	35,272
Brambles Industries PLC	5,606	28,011
British Airways PLC (a)	4,154	18,742
British America Tobacco PLC	12,887	$222,057
British Land Co. PLC	4,325	74,400
British Sky Broadcasting PLC	9,954	107,402
BT Group PLC	68,279	266,111
Bunzl PLC	3,620	30,198
Cable & Wireless PLC	19,144	43,830
Cadbury Schweppes PLC	16,435	153,035
Capita Group PLC	5,385	37,814
Carnival PLC	1,337	81,576
Cattles PLC	2,458	17,319
Centrica PLC	30,330	137,570
Close Brothers Group PLC	1,076	15,173
Cobham PLC	860	20,424
Compass Group PLC	18,498	87,454
Cookson Group PLC (a)	16,253	11,077
Corus Group PLC (a)	36,263	35,159
Daily Mail & General Trust	2,381	33,919
Davis Service Group PLC	1,623	12,776
De La Rue PLC	1,472	9,807
Diageo PLC	24,412	348,234
Dixons Group PLC	14,881	43,426
Eircom Group PLC	4,059	9,545
Electrocomponents PLC	3,378	18,467
EMAP PLC	2,024	31,689
EMI Group PLC	6,225	31,671
Enterprise Inns PLC	2,783	42,478
Exel PLC	2,353	32,662
FirstGroup PLC	3,346	22,404
FKI PLC	4,708	10,530
Friends Provident PLC	15,909	47,037
George Wimpey PLC	2,961	22,995
GKN PLC	5,737	26,049
GlaxoSmithKline PLC (e)	47,251	1,108,565
Great Portland Estates PLC	1,052	6,645
Group 4 Securicor PLC (a)	9,274	24,927
GUS PLC	8,031	144,705
Hammerson PLC	2,165	36,100
Hanson PLC	5,921	50,842
Hays PLC	16,161	38,552
HBOS PLC	31,161	507,325
Hilton Group PLC	13,833	75,558
HMV Group PLC	3,349	16,717
HSBC Holdings PLC (c)	88,929	1,500,760
ICAP PLC	4,187	21,845
IMI PLC	2,689	20,328
Imperial Chemical Industries PLC	9,506	43,984
Imperial Tobacco Group PLC	5,794	158,738
Inchcape PLC	677	25,411
InterContinental Hotels Group PLC	5,317	66,098
International Power PLC (a)	13,336	39,558
Intertek Group PLC	1,331	18,015
Invensys PLC (a)	41,511	12,353
ITVPLC	36,322	73,396
J Sainsbury PLC	11,034	57,303
Johnson Matthey PLC	1,741	33,024
Kelda Group PLC	2,968	36,042
Kesa Electricals PLC	4,112	22,302
Kidde PLC	6,723	21,491
Kingfisher PLC	19,157	113,925

	Shares	Market Value
United Kingdom — (continued)
Land Securities Group PLC	3,681	$98,940
Legal & General Group PLC	53,365	112,701
Liberty International PLC	1,888	35,178
Lloyds TSB Group PLC	44,766	406,526
LogicaCMG PLC	5,736	21,227
London Stock Exchange PLC	2,289	25,577
Man Group PLC	2,268	64,096
Marconi Corp. PLC (a)	1,808	19,525
Marks & Spencer Group PLC	13,513	88,987
Meggitt PLC	3,606	18,121
MFI Furniture Group PLC	4,959	11,806
Misys PLC	4,515	18,139
Mitchells & Butlers PLC	4,013	26,196
National Express Group PLC	1,207	19,129
National Grid Transco PLC	24,625	234,497
Next PLC	2,157	68,330
Novar PLC	3,484	12,592
Pearson PLC	6,299	76,007
Peninsular & Oriental Steam Navigation Co.	5,734	32,751
Persimmon PLC	2,099	27,846
Pilkington PLC	8,661	18,291
Premier Farnell PLC	3,169	10,404
Provident Financial PLC	1,977	25,507
Prudential PLC	18,754	163,106
Punch Taverns PLC	2,251	29,841
Rank Group PLC	5,839	29,595
Reckitt Benckiser PLC	4,700	142,031
Reed Elsevier PLC	10,025	92,482
Rentokil Initial PLC	14,547	41,265
Reuters Group PLC	11,269	81,674
Rexam PLC	4,348	38,358
Rio Tinto PLC	8,514	250,585
RMC Group PLC	1,820	29,666
Rolls-Royce Group PLC	12,741	60,420
Rolls-Royce Group PLC, Class B (a)	466,919	896
Royal & Sun Alliance Insurance Group PLC	22,825	33,962
Royal Bank of Scotland Group PLC	25,157	846,198
SABMiller PLC	6,556	108,751
Sage Group PLC	9,814	38,108
Schroders PLC	1,006	14,505
Scottish & Newcastle PLC	6,460	54,044
Scottish & Southern Energy PLC	7,035	117,844
Scottish Power PLC	14,707	113,862
Serco Group PLC	3,519	16,215
Severn Trent PLC	3,079	57,163
Shell Transport & Trading Co. PLC	77,154	657,689
Signet Group PLC	13,573	28,665
Slough Estates PLC	3,269	34,519
Smith & Nephew PLC	7,337	75,080
Smiths Group PLC	4,394	69,344
SSL International PLC	1,537	9,295
Stagecoach Group PLC	6,770	14,785
Tate & Lyle PLC	3,133	28,436
Taylor Woodrow PLC	4,513	$23,567
Tesco PLC	61,883	382,269
TI Automotive, Ltd., Class A (a)	4,947	0
Tomkins PLC	6,057	29,566
Trinity Mirror PLC	2,724	33,262
Unilever PLC	22,041	216,449
United Business Media PLC	2,602	23,979
United Utilities PLC	4,471	54,078
United Utilities PLC, Class A	2,500	21,479
Vodafone Group PLC (e)	530,816	1,439,499
Whitbread PLC	2,358	38,322
William Hill PLC	3,278	35,495
Wolseley PLC	4,604	86,050
WPP Group PLC	8,907	97,986
Yell Group PLC	5,741	48,497
		18,072,429

TOTAL COMMON STOCKS (Cost $51,758,637)		71,721,299

PREFERRED STOCKS — 0.2%

Germany — 0.2%
Fresenius Medical Care AG	202	11,710
Henkel KGAA	496	43,148
Porsche AG	66	42,119
ProSieben Sat.1 Media AG	673	12,349
RWE AG	301	13,997
Volkswagen AG	875	29,032
		152,355
New Zealand — 0.0%
Tenon, Ltd.	366	576
Switzerland — 0.0%
Schindler Holding AG	43	17,055

TOTAL PREFERRED STOCKS
(Cost $133,898)		169,986

RIGHTS — 0.0%
Ireland — 0.0%
Waterford Wedgwood (a)	2,638	2
Waterford Wedgwood (a)	8,541	6
		8
Italy — 0.0%
Banca Nazionale del Lavoro SpA (a)	8,797	2,152

TOTAL RIGHTS (Cost $705)		2,160

	Shares	Market Value

SHORT TERM INVESTMENTS — 22.6%
United States — 22.6%
AIM Short Term Investment Prime Portfolio (c)	184,029	184,029
AIM Treasury Fund (c)	86	86
Federated Money Market Obligations Trust (c)	69	69
State Street Navigator Securities Lending Prime Portfolio (b) (f) (Note 4)	16,564,927	16,564,927
		16,749,111
TOTAL SHORT TERM INVESTMENTS (Cost $16,749,111)		16,749,111

TOTAL INVESTMENTS — 119.5% (Cost $68,642,351)		88,642,556

LIABILITIES IN EXCESS OF OTHER ASSETS — (19.5)%		(14,474,834)

NET ASSETS — 100.0%		$74,167,722

(a)          Non-income producing security.

(b)         Security represents investment made with cash collateral from securities loaned.

(c)          All or a portion of these securities have been pledged to cover collateral requirements for open futures contracts.

(d)         All or a portion of these securities were on loan at December 31, 2004.

(e)          All or a portion of these securities have been pledged to cover collateral requirements for forward foreign currency exchange contracts.

(f)            Affiliated Issuer.  See affiliated issuer table for more information.

Abbreviations

ADR - American Depositary Receipts

NPV - No Par Value

	Number of Contracts	Unrealized Appreciation/ (Depreciation)

Schedule of Futures Contracts (long)

SPI 200 Index Futures
Expiration date 03/2005	3	$8,273
CAC 40 Euro Futures
Expiration date 03/2005	4	(1,414)
Hang Seng Index Futures
Expiration date 01/2005	2	(12)
TOPIX Index Futures
Expiration date 03/2005	4	19,446
Financial Times Stock Exchange 100 Index Futures
Expiration date 03/2005	5	7,347
MIB 30 Index Futures
Expiration date 03/2005	3	11,802

Net unrealized appreciation on open futures contracts purchased		$45,442

Industry Concentration as a Percentage of Net Assets:

Financials	26.7%
Consumer Discretionary	12.7%
Industrials	9.5%
Energy	8.0%
Telecommunication Services	8.0%
Health Care	7.9%
Consumer Staples	7.4%
Materials	7.1%
Information Technology	4.9%
Utilities	4.7%
Cash, receivables, and other assets, less liabilities	3.1%
100.0%

Open Forward Foreign Currency	USD Face	USD Current	Unrealized
Purchase Contracts	value	value	Gain	Loss

Australian Dollar
Local Contract amount – 247,000
Settlement Date - 02/23/05	$192,655	$192,770	$115	$—

Euro Dollar
Local Contract amount – 594,000
Settlement Date - 02/23/05	775,395	807,799	32,404	—

Hong Kong Dollar
Local Contract amount – 1,233,000
Settlement Date - 02/23/05	159,395	159,121	—	274

Japanese Yen
Local Contract amount – 35,400,000
Settlement Date - 02/23/05	345,298	346,786	1,488	—

Japanese Yen
Local Contract amount – 7,000,000
Settlement Date - 02/23/05	67,108	68,574	1,466	—

Pound Sterling
Local Contract amount – 192,000
Settlement Date – 02/23/05	354,374	367,318	12,944	—

Pound Sterling
Local Contract amount – 70,000
Settlement Date – 02/23/05	133,560	133,918	358	—

Total Open Forward Foreign Currency
Purchase Contracts	$2,027,785	$2,076,286	$48,775	$274

Open Forward Foreign Currency	USD Face	USD Current	Unrealized
Sell Contracts	value	value	Gain	Loss

Euro Dollar
Local Contract amount – 60,000
Settlement Date – 02/23/05	$79,612	$81,595	$—	$1,983

Pound Sterling
Local Contract amount – 67,000
Settlement Date – 02/23/05	127,910	128,179	—	269

Total Open Forward Foreign Currency
Sell Contracts	$207,522	$209,774	$—	$2,252

See Notes to Financial Statements.

State Street MSCI® EAFE® Index Portfolio

Statement of Assets and Liabilities

December 31, 2004

Assets
Investments in unaffiliated issuers at market (identified cost $52,077,424) - including $15,715,883 of securities on loan (Note 2)	$72,077,629
Investments in non-controlled affiliates at market (identified cost $16,564,927) (Note 4)	16,564,927
Cash*	187,206
Foreign currency at market (cost $155,521)	155,945
Unrealized appreciation on forward foreign currency exchange contracts	48,776
Receivables:
Investment securities sold	1,636,987
Dividends and interest	87,976
Total assets	90,759,446

Liabilities
Payables:
Investment securities purchased	13,802
Daily variation margin on futures contracts	929
Unrealized depreciation on forward foreign currency exchange contracts	2,527
Due upon return of securities loaned	16,564,927
Management fees (Note 4)	9,539
Total liabilities	16,591,724
Net Assets	$74,167,722

Composition of Net Assets
Paid-in capital	$54,064,203
Net unrealized appreciation on investments, foreign currency translation, and futures contracts	20,103,519
Net Assets	$74,167,722

* Includes restricted cash of $187,145 held as collateral in relation to initial margin requirements on futures contracts.

See Notes to Financial Statements.

State Street MSCI® EAFE® Index Portfolio

Statement of Operations

For the Year Ended December 31, 2004

Investment Income
Dividends (net of foreign taxes withheld of $294,477)		$1,505,892
Dividends (non-cash)		223,408
Interest		389
Security lending income (Notes 2 and 4)		109,342
Total Investment Income		1,839,031

Expenses
Management fees (Note 4)	$119,505
Total Expenses		119,505
Net Investment Income		1,719,526

Realized and Unrealized Gain (Loss)
Net realized gain on:
Investments and foreign currency transactions	13,319,550
Futures contracts	679,306
		13,998,856
Net change in unrealized appreciation (depreciation) on:
Investments and foreign currency translation	(896,970)
Futures contracts	(266,887)
		(1,163,857)
Net realized and unrealized gain		12,834,999
Net Increase in Net Assets Resulting from Operations		14,554,525

See Notes to Financial Statements.

State Street MSCI® EAFE® Index Portfolio

Statements of Changes in Net Assets

	For the Year	For the Year
	Ended	Ended
	December 31, 2004	December 31, 2003
Increase (Decrease) in Net Assets From:

Operations
Net investment income	$1,719,526	$2,062,152
Net realized gain (loss) on investments and futures contracts	13,998,856	(7,474,780)
Net change in unrealized appreciation (depreciation)	(1,163,857)	38,004,295
Net increase in net assets resulting from operations	14,554,525	32,591,667

Capital Transactions
Proceeds from contributions	29,971,572	104,752,849
Fair value of withdrawals	(95,183,877)	(91,872,233)
Net increase (decrease) in net assets from capital transactions	(65,212,305)	12,880,616

Total Net Increase (Decrease) in Net Assets	(50,657,780)	45,472,283

Net Assets
Beginning of year	124,825,502	79,353,219
End of year	$74,167,722	$124,825,502

See Notes to Financial Statements.

State Street MSCI® EAFE® Index Portfolio

Financial Highlights

The following table includes selected supplemental data and ratios to average net assets:

	Year	Year	Year	Year	Period
	Ended	Ended	Ended	Ended	Ended
	12/31/04	12/31/03	12/31/02	12/31/01	12/31/00*

Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$74,168	$124,826	$79,353	$60,571	$87,620

Ratios to average net assets:
Operating expenses	0.15%	0.15%	0.15%	0.15%	0.15	%†
Net investment income	2.16%	2.20%	1.85%	1.49%	0.81	%†

Portfolio turnover rate**	32%	26%	13%	31%	8	%††
Total return (a)	19.08%	37.59%	(16.05)%	(21.88)%	(0.80	)%††

*      The Portfolio commenced operations on November 13, 2000.

**   The Portfolio turnover rates for year ended December 31, 2002 and period ended December 31, 2000 exclude in-kind security transactions.

†      Annualized.

††    Not Annualized.

(a)   Results represent past performance and are not indicative of future results.

See Notes to Financial Statements.

State Street MSCI® EAFE® Index Portfolio

Notes to Financial Statements

December 31, 2004

1. Organization

The State Street Master Funds (the “Trust”) is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), that was organized as a business trust under the laws of the Commonwealth of Massachusetts on July 27, 1999. The Trust comprises seven investment portfolios: the State Street Equity 500 Index Portfolio, the State Street Equity 400 Index Portfolio, the State Street Equity 2000 Index Portfolio, the State Street MSCI® EAFE® Index Portfolio, the State Street Aggregate Bond Index Portfolio, the State Street Money Market Portfolio, and the State Street U.S. Government Money Market Portfolio. Information presented in these financial statements pertains only to the State Street MSCI® EAFE® Index Portfolio (the “Portfolio”). At December 31, 2004, only the Portfolio, State Street Equity 500 Index Portfolio and State Street Money Market Portfolio had commenced operations. Pursant to the Trust’s Declaration of Trust, the Board of Trustees may issue an unlimited number of non-transferable beneficial interests.

The Portfolio’s investment objective is to replicate, as closely as possible, before expenses, the performance of the Morgan Stanley Capital International Europe, Australasia, Far East Index (the “MSCI EAFE Index”). The Portfolio attempts to hold the MSCI EAFE Index constituents in their approximate benchmark weights.

2. Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Security valuation: The Portfolio’s investments are valued each business day by independent pricing services. Equity securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. Investments in other mutual funds are valued at the net asset value per share. Over-the-counter equities, fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Forward foreign currency contracts are valued daily based on the prevailing forward exchange rate of the underlying currencies. The value of all assets and liabilities expressed in foreign currencies will be converted into U.S. dollar values based upon current exchange rates. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readilyavailable at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees. For example, fair value pricing may be used when a significant event affecting the value of one or more securities held by the Portfolio occurs after the close of a related exchange but before the determination of the Portfolio’s net asset value. A significant event includes material market movements, whereby if on any business day a change in the value of the U.S. equity markets (as represented by a benchmark index approved by the Board of Trustees) exceeds a certain threshold, then each foreign security held by the Portfolio may be fair valued using a value determined by an independent pricing agent (based upon changes in certain markets, indices and/or securities) rather than using the last closing price of such foreign security on its principal overseas market or exchange. Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value the Portfolio would have received had it sold the investment.

Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discount on investments. Expenses are accrued daily based on average daily net assets. Realized gains and losses from securities transactions are recorded on the basis of identified cost. The Portfolio does not isolate the portion of gains and losses on investments in equity securities that is due to changes in foreign exchange rates from that which is due to change in market prices of securities. Such amounts are categorized as gain or loss on investments for financial reporting purposes.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio based on each partner’s daily ownership percentage.

Federal income taxes: The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, dividends, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

Futures: The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the MSCI EAFE Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission (the “SEC”) requirements.

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market.

Foreign Investment Risk: The Portfolio will invest extensively in foreign securities (i.e., those which are not listed on a United States securities exchange). Investing in foreign securities involves risks not typically found in investing in U.S. markets. These include risks of adverse change in foreign economic, political, regulatory and other conditions, and changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments and capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. The Portfolio is subject to foreign risk and may experience more rapid and extreme changes in value than funds investing solely in the U.S. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Furthermore, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers. The securities of some foreign companies and foreign securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

Forward Foreign Currency Exchange Contracts: The Portfolio may enter into forward foreign currency exchange contracts. A forward foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. Realized gain or loss is recognized when the contract is closed and is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into forward foreign currency exchange contracts from the potential inability of the counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open forward foreign currency exchange contracts in accordance with SEC requirements.

Securities Lending: The Trust, on behalf of the Portfolio, entered into a Securities Lending Agreement (the “Agreement”) with State Street Bank and Trust Company (“State Street”). Under the terms of the Agreement, the Portfolio may lend portfolio securities to qualified borrowers in order to earn additional income. The Agreement requires that loans are secured at all times by cash, U.S. Government securities, sovereign debt, or irrevocable lines of credit in an amount at least equal to 102% of the market value of domestic securities loaned (105% in the case of foreign securities), plus accrued interest and dividends, determined on a daily basis. Proceeds collected by State Street on investment of cash collateral or any fee income is allocated as follows: 75% to the Portfolio and 25% to State Street. For the year ended December 31, 2004, the earned income for the Portfolio and State Street was $109,342 and $36,447, respectively.

The primary risk associated with securities lending is that if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Portfolio could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At December 31, 2004, the value of the securities loaned amounted to $15,715,883. The loans were collateralized with cash of $16,564,927, which the Portfolio invested in the State Street Navigator Securities Lending Prime Portfolio (the “Prime Portfolio”), an affiliated investment company, and $10,596 of securities held by the custodian as collateral for Portfolio securities loaned as follows:

Use of estimates: The Portfolio’s financial statements are prepared in accordance with generally accepted accounting principles in the United States that require the use of management estimates. Actual results could differ from those estimates.

3. Securities Transactions

For the year ended December 31, 2004, purchases and sales of investment securities, excluding short-term investments and futures contracts, aggregated to $24,279,459 and $82,461,764, respectively.

At December 31, 2004, the tax cost of investments was $72,569,821. The aggregate gross unrealized appreciation and gross unrealized depreciation was $20,331,526 and $4,258,791, respectively, resulting in net appreciation of $16,072,735 for all securities as computed on a federal income tax basis. The differences between book and tax cost amounts are primarily due to wash sale loss deferrals.

4. Related Party Fees and Transactions

The Portfolio has entered into an investment advisory agreement with SSgA Funds Management, Inc. (“SSgA FM”), a subsidiary of State Street Corp. and an affiliate of State Street, under which SSgA FM directs the investments of the Portfolio in accordance with its investment objective, policies and limitations. The Trust has contracted with State Street to provide custody and administration and transfer agent services to the Portfolio. As compensation for SSgA FM’s services as investment adviser and for State Street’s services as administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the Portfolio, including ordinary legal, audit and trustees fees expenses), State Street receives a unitary fee, calculated daily, at the annual rate of 0.15% of the Portfolio’s average daily net assets.

Certain investments made by the Portfolio represent securities affiliated with State Street and SSgA FM. Investments made with cash collateral received from securities loaned were used to purchase shares of the Prime Portfolio, which is offered by State Street and advised by SSgA FM. The market value of this investment at December 31, 2004 is listed in the Portfolio of Investments.

5. Indemnifications

Like many other companies, the Trust’s organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements in unknown as this could involve future claims against the Trust.

General Information (unaudited)

Proxy Voting Policies and Procedures and Record

The Trust has adopted proxy voting procedures relating to portfolio securities held by the Portfolio. A description of the policies and procedures are available without charge, upon request, by (i) calling (877) 521-4083 or (ii) on the website of the Securities and Exchange Commission (the “SEC”) at www.sec.gov. Information on how the Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge, upon request,by (i) calling (877) 521-4083 or (ii) on the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year (as of March and September of each year) on Form N-Q. The Trust’s Form N-Q is available on the SEC’s website at www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (877) 521-4083.

Report of Ernst & Young LLP, Independent Registered Public Accounting Firm

To the Board of Trustees of State Street Master Funds and

Owners of Beneficial Interest of State Street MSCI® EAFE® Index Portfolio:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the State Street MSCI® EAFE® Index Portfolio (one of the portfolios constituting State Street Master Funds)(the Portfolio) as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of periods indicated therein. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements andfinancial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal controlover financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from the brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the State Street MSCI® EAFE® Index Portfolio of State Street Master Funds at December 31, 2004, the results of its operations for the year thenended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein, in conformity with U.S generally accepted accounting principles.

/s/ Ernst & Young LLP

Boston, Massachusetts

February 11, 2005

State Street Master Funds

(Unaudited)

				Number of
				Funds in	Other
	Position(s)	Term of Office		Fund Complex	Directorships
Name, Address and	Held with	and Length of	Principal Occupation	Overseen by	Held by
Date of Birth (“DOB”)	Trust	Time Served	During Past Five Years	Trustee	Trustee

Independent Trustees:

Michael F. Holland Holland & Company, LLC 375 Park Avenue New York, NY 10152 DOB: 07/08/44	Trustee and Chairman of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995 - present).	14	Trustee, State Street Institutional Investment Trust; Director of the Holland Series Fund, Inc.; and Director, The China Fund, Inc.

William L. Boyan State Street Master Funds P.O. Box 5049 Boston, MA 02206 DOB: 01/20/37	Trustee	Term: Indefinite Elected: 7/99	Trustee of Old Mutual South Africa Master Trust (investments) (1997 - present); Chairman emeritus, Children’s Hospital (1984 - present); Director, Boston Plan For Excellence (non-profit) (1994 - present); President and Chief Operations Officer, John Hancock Mutual Life Insurance Company (1959 - 1999). Mr. Boyan retired in 1999.	14	Trustee, State Street Institutional Investment Trust; and Trustee, Old Mutual South Africa Master Trust

Rina K. Spence 7 Acacia Street Cambridge, MA 02138 DOB: 10/24/48	Trustee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (1998 - present); Member of the Advisory Board, Ingenium Corp., (technology company) (2001 - present); Chief Executive Officer, IEmily.com, (internet company) (2000- 2001); Trustee Eastern Enterprise (utilities) (1988 - 2000).	14	Trustee, State Street Institutional Investment Trust; Director of Berkshire Life Insurance Company of America; and Director, IEmily.com

Douglas T. Williams State Street Master Funds P.O. Box 5049 Boston, MA 02206 DOB: 12/23/40	Trustee	Term: Indefinite Elected: 7/99	Executive Vice President of Chase Manhattan Bank, (1987 - 1999). Mr. Williams retired in 1999.	14	Trustee, State Street Insitutional Investment Trust

Number of
				Funds in	Other
	Position(s)	Term of Office		Fund Complex	Directorships
Name, Address and	Held with	and Length of	Principal Occupation	Overseen by	Held by
Date of Birth (“DOB”)	Trust	Time Served	During Past Five Years	Trustee	Trustee

Officers:

Donald A. Gignac State Street Bank and Trust Company 2 Avenue de Lafayette Boston, MA 02111 DOB: 06/14/65	President	Term: Indefinite Elected: 8/03	Senior Vice President of State Street Bank and Trust Company (2002 - present); Vice President of State Street Bank and Trust Company (1993 to 2002).	—	—

Karen Gillogly State Street Bank and Trust Company One Federal Street Boston, MA 02110 DOB: 09/03/66	Treasurer	Term: Indefinite Elected: 9/03	Vice President of State Street Bank and Trust Company (1999-present); Audit Senior Manager, Ernst & Young LLP (1998-1999).	—	—

Julie A. Tedesco State Street Bank and Trust Company One Federal Street Boston, MA 02110 DOB: 09/03/57	Secretary	Term: Indefinite Elected: 5/00	Vice President and Counsel of State Street Bank and Trust Company (2000 - present); Counsel of First Data Investor Services Group, Inc., (1994 - 2000).	—	—

Peter A. Ambrosini SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 DOB: 12/17/43	Chief Compliance Officer	Term: Unlimited Elected: 5/04	Senior Principal and Chief Compliance and Risk Management Officer, SSgA Funds Management, Inc. and State Street Global Advisors (2001-present); Managing Director, PricewaterhouseCoopers LLP (1986-2001).	—	—

The Statement of Additional Information includes additional information about the Trust’s Trustees and is available, without charge, upon request, by calling (toll free) 877-521-4083.

Trustees

Michael F. Holland

William L. Boyan

Rina K. Spence

Douglas T. Williams

Investment Adviser

SSgA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Administrator, Custodian and Transfer Agent

State Street Bank and Trust Company

225 Franklin Street

Boston, MA 02110

Independent Accountants

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

One International Place

Boston, MA 02109

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street MSCI® EAFE® Index Portfolio

State Street Bank and Trust Company

P.O. Box 5049

Boston, MA 02206

ISAR-02/05 (43544)

EQUITY FUNDS

Disciplined Equity Fund

Small Cap Fund

Small Cap Fund - Class R

Core Opportunities Fund

Core Opportunities Fund - Class R

Tuckerman Active REIT Fund

Special Equity Fund

Aggressive Equity Fund

Aggressive Equity Fund - Class R

IAM SHARES Fund

Large Cap Growth Opportunities Fund

Large Cap Value Fund

Semiannual Report

February 28, 2005

SSgA Funds
Equity Funds

Semiannual Report (Unaudited)

February 28, 2005

"SSgA" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

This page has been intentionally left blank.

SSgA

Disciplined Equity Fund

Shareholder Expense Example - February 28, 2005 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this fund is from September 1, 2004 to February 28, 2005.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2004	$1,000.00	$1,000.00
Ending Account Value February 28, 2005	$1,097.33	$1,022.82
Expenses Paid During Period *	$2.29	$2.21

* Expenses are equal to the Fund's annualized expense ratio of .44%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Disciplined Equity Fund

3

This page has been intentionally left blank.

SSgA
Disciplined Equity Fund

Schedule of Investments - February 28, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 99.3%
Consumer Discretionary - 12.3%
Abercrombie & Fitch Co. Class A	2,400	129
Autozone, Inc. (Æ)	12,200	1,182
Barnes & Noble, Inc. (Æ)(Ñ)	8,300	284
Best Buy Co., Inc.	1,300	70
Black & Decker Corp.	5,600	464
Coach, Inc. (Æ)	17,600	977
Comcast Corp. Class A (Æ)	16,833	548
Cox Radio, Inc. Class A (Æ)	12,200	196
Darden Restaurants, Inc.	1,800	48
eBay, Inc. (Æ)	1,700	73
Federated Department Stores, Inc.	24,300	1,372
Ford Motor Co.	112,950	1,429
Gannett Co., Inc.	1,700	134
Gap, Inc. (The)	60,600	1,293
Harley-Davidson, Inc.	23,900	1,479
Harrah's Entertainment, Inc. (Ñ)	10,600	695
Harte-Hanks, Inc. (Ñ)	42,800	1,147
Hearst-Argyle Television, Inc.	2,300	57
Hilton Hotels Corp.	5,300	112
Home Depot, Inc.	44,800	1,793
Jones Apparel Group, Inc.	2,000	64
KB Home	5,600	699
Kmart Holding Corp. (Æ)(Ñ)	3,700	361
Limited Brands, Inc.	4,600	109
Liz Claiborne, Inc.	27,300	1,155
Lowe's Cos., Inc.	7,000	411
Marriott International, Inc. Class A	6,200	397
Marvel Enterprises, Inc. (Æ)	41,400	729
McDonald's Corp.	65,200	2,157
MGM Mirage (Æ)	1,500	111
NVR, Inc. (Æ)	1,500	1,188
Pacific Sunwear of California (Æ)	2,300	59
Radio One, Inc. Class D (Æ)(Ñ)	1,200	16
Rent-A-Center, Inc. (Æ)	3,050	79
Sherwin-Williams Co. (The)	29,100	1,289
Standard-Pacific Corp.	300	24
Stanley Works (The)	21,300	985
Staples, Inc.	28,000	883
Starwood Hotels & Resorts Worldwide, Inc. (ö)	10,400	595
Timberland Co. Class A (Æ)	11,700	815
Time Warner, Inc. (Æ)	169,450	2,920
TJX Cos., Inc.	7,500	183
Toys R Us, Inc. (Æ)	2,100	48
Viacom, Inc. Class B	53,700	1,874
Walt Disney Co.	60,700	1,696
		32,329

	Principal Amount ($) or Shares	Market Value $
Consumer Staples - 10.5%
Altria Group, Inc.	30,300	1,989
Anheuser-Busch Cos., Inc.	34,900	1,656
BJ's Wholesale Club, Inc. (Æ)(Ñ)	36,800	1,125
Campbell Soup Co.	11,400	316
Clorox Co.	3,500	210
Coca-Cola Co. (The)	81,500	3,488
Coca-Cola Enterprises, Inc.	28,100	600
Energizer Holdings, Inc. (Æ)	4,300	255
Gillette Co. (The)	25,600	1,286
Kimberly-Clark Corp.	5,400	356
Molson Coors Brewing Co. Class B	9,300	647
Pepsi Bottling Group, Inc.	18,900	514
PepsiCo, Inc.	60,800	3,275
Pilgrim's Pride Corp. (Ñ)	13,200	501
Procter & Gamble Co.	80,900	4,295
Reynolds American, Inc. (Ñ)	100	8
Tyson Foods, Inc. Class A	45,000	766
Walgreen Co.	4,100	176
Wal-Mart Stores, Inc.	118,200	6,100
		27,563
Energy - 8.9%
BJ Services Co.	7,300	365
Burlington Resources, Inc.	33,600	1,668
ChevronTexaco Corp.	38,020	2,360
ConocoPhillips	4,700	521
Devon Energy Corp.	12,700	594
Exxon Mobil Corp.	169,816	10,750
FMC Technologies, Inc. (Æ)	700	24
Kerr-McGee Corp.	8,900	691
Kinder Morgan, Inc.	5,700	457
Marathon Oil Corp.	25,200	1,193
Occidental Petroleum Corp.	11,000	773
Pride International, Inc. (Æ)	10,000	246
Schlumberger, Ltd.	5,600	423
Smith International, Inc.	200	13
Sunoco, Inc.	10,700	1,060
Tidewater, Inc.	3,900	161
Transocean, Inc. (Æ)	3,400	165
Valero Energy Corp.	24,500	1,745
Varco International, Inc. (Æ)	2,800	106
		23,315
Financials - 19.4%
AFLAC, Inc.	31,100	1,192
Allstate Corp. (The)	37,400	2,008
Ambac Financial Group, Inc.	3,800	296
American Express Co.	50,700	2,745
American Financial Group, Inc. (Ñ)	4,500	137
American International Group, Inc.	71,525	4,778

Disciplined Equity Fund

5

SSgA
Disciplined Equity Fund

Schedule of Investments, continued - February 28, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
AmeriCredit Corp. (Æ)	900	21
Apartment Investment & Management Co. Class A (ö)	4,300	165
Bank of America Corp.	118,852	5,544
Bear Stearns Cos., Inc. (The)	13,800	1,373
Capital One Financial Corp.	8,900	682
Charles Schwab Corp. (The)	15,700	165
Citigroup, Inc.	144,300	6,885
Countrywide Financial Corp.	16,900	587
Fannie Mae	30,000	1,754
Federated Investors, Inc. Class B	30,800	910
Fifth Third Bancorp	6,900	309
Freddie Mac	10,800	670
Goldman Sachs Group, Inc.	800	87
JPMorgan Chase & Co.	98,072	3,585
Keycorp	44,600	1,472
Lehman Brothers Holdings, Inc.	18,700	1,705
Marsh & McLennan Cos., Inc.	4,100	134
MBNA Corp.	50,650	1,285
Merrill Lynch & Co., Inc.	27,700	1,623
Metlife, Inc.	12,300	505
Mills Corp. (The) (ö)	1,300	70
Morgan Stanley	7,900	446
North Fork BanCorp., Inc.	10,000	288
Old Republic International Corp.	11,850	284
PNC Financial Services Group, Inc.	22,500	1,184
Principal Financial Group	6,600	258
Progressive Corp. (The)	9,000	784
Providian Financial Corp. (Æ)	5,300	91
Radian Group, Inc.	1,500	72
Rayonier, Inc. (ö)	204	10
St. Paul Travelers Cos., Inc. (The)	1,170	45
SunTrust Banks, Inc.	3,900	283
Torchmark Corp.	3,400	177
US Bancorp	8,200	244
Wachovia Corp.	49,800	2,640
Washington Mutual, Inc.	27,378	1,149
Wells Fargo & Co.	35,500	2,108
		50,750
Health Care - 13.4%
Abbott Laboratories	30,800	1,416
Aetna, Inc.	600	88
AmerisourceBergen Corp. (Ñ)	3,100	186
Amgen, Inc. (Æ)	24,888	1,533
Applera Corp. - Applied Biosystems Group	3,700	76
Barr Pharmaceuticals, Inc. (Æ)	4,000	191
Bausch & Lomb, Inc.	5,900	418
Becton Dickinson & Co.	5,700	341
Bristol-Myers Squibb Co.	22,400	561
Cardinal Health, Inc.	7,200	422
Caremark Rx, Inc. (Æ)	2,200	84

	Principal Amount ($) or Shares	Market Value $
Charles River Laboratories International, Inc. (Æ)(Ñ)	6,400	295
Cigna Corp.	16,200	1,471
CR Bard, Inc.	9,600	638
DaVita, Inc. (Æ)	14,750	623
Edwards Lifesciences Corp. (Æ)	3,500	151
Eli Lilly & Co.	17,700	991
Hospira, Inc. (Æ)	3,830	113
Humana, Inc. (Æ)	19,000	632
IMS Health, Inc.	39,200	955
Invitrogen Corp. (Æ)	10,000	700
Johnson & Johnson	86,730	5,689
McKesson Corp.	10,500	392
Medtronic, Inc.	43,600	2,272
Merck & Co., Inc.	60,300	1,912
Pfizer, Inc.	219,255	5,764
St. Jude Medical, Inc. (Æ)	19,000	743
Thermo Electron Corp. (Æ)	26,600	730
UnitedHealth Group, Inc.	28,100	2,562
Waters Corp. (Æ)	26,400	1,290
WellPoint, Inc. (Æ)	10,700	1,306
Wyeth	2,900	118
Zimmer Holdings, Inc. (Æ)	4,700	404
		35,067
Industrials - 11.0%
3M Co.	31,600	2,653
Alliant Techsystems, Inc. (Æ)	1,900	132
Aramark Corp. Class B	32,800	919
Burlington Northern Santa Fe Corp.	3,900	196
Cendant Corp.	57,500	1,272
CNF, Inc.	2,500	115
Cummins, Inc.	10,700	785
Danaher Corp.	17,100	926
Emerson Electric Co.	2,800	186
FedEx Corp.	2,600	254
General Dynamics Corp.	15,700	1,654
General Electric Co.	234,900	8,267
Hughes Supply, Inc.	200	6
Ingersoll-Rand Co., Ltd. Class A	12,800	1,078
L-3 Communications Holdings, Inc.	8,600	620
Lockheed Martin Corp.	10,000	592
Masco Corp.	4,700	158
Northrop Grumman Corp.	1,500	79
Pentair, Inc.	4,000	166
Rockwell Collins, Inc.	1,600	74
Textron, Inc.	11,500	890
Tyco International, Ltd.	53,400	1,788
United Defense Industries, Inc.	12,700	695
United Parcel Service, Inc. Class B	26,300	2,038
United Technologies Corp.	20,100	2,008
Yellow Roadway Corp. (Æ)(Ñ)	20,600	1,190
		28,741

Disciplined Equity Fund

6

SSgA
Disciplined Equity Fund

Schedule of Investments, continued - February 28, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Information Technology - 15.6%
Adobe Systems, Inc.	4,600	284
Apple Computer, Inc. (Æ)	1,400	63
Arrow Electronics, Inc. (Æ)	500	13
Atmel Corp. (Æ)	84,700	267
Automatic Data Processing, Inc.	25,000	1,074
BMC Software, Inc. (Æ)	42,300	632
Cisco Systems, Inc. (Æ)	197,500	3,440
Citrix Systems, Inc. (Æ)	38,200	860
Computer Sciences Corp. (Æ)	8,500	393
Dell, Inc. (Æ)	85,300	3,420
EMC Corp. (Æ)	36,800	466
Fair Isaac Corp.	21,800	737
First Data Corp.	37,400	1,534
Freescale Semiconductor, Inc. Class B (Æ)	4,195	80
Hewlett-Packard Co.	14,163	295
Intel Corp.	189,100	4,535
International Business Machines Corp.	51,000	4,722
JDS Uniphase Corp. (Æ)(Ñ)	121,800	231
Lucent Technologies, Inc. (Æ)(Ñ)	16,400	50
McAfee, Inc. (Æ)	36,200	837
MEMC Electronic Materials, Inc. (Æ)(Ñ)	60,900	790
Mettler Toledo International, Inc. (Æ)	7,600	399
Microsoft Corp.	270,000	6,799
Motorola, Inc.	38,000	595
National Semiconductor Corp.	23,400	467
NCR Corp. (Æ)	4,400	172
Oracle Corp. (Æ)	46,900	605
QLogic Corp. (Æ)	25,100	1,011
Qualcomm, Inc.	46,500	1,679
Rambus, Inc. (Æ)(Ñ)	8,200	144
Scientific-Atlanta, Inc.	300	9
Texas Instruments, Inc.	50,800	1,345
Total System Services, Inc. (Ñ)	5,700	137
VeriSign, Inc. (Æ)	14,200	389
Veritas Software Corp. (Æ)	28,600	693
Xerox Corp. (Æ)	9,800	153
Yahoo!, Inc. (Æ)	53,000	1,710
		41,030
Materials - 3.0%
Ball Corp.	900	40
Ecolab, Inc.	2,100	67
EI du Pont de Nemours & Co.	600	32
Engelhard Corp.	40,100	1,213
Georgia-Pacific Corp.	19,600	702
Louisiana-Pacific Corp.	38,100	1,001
Newmont Mining Corp.	5,400	243
Nucor Corp.	1,000	62
Pactiv Corp. (Æ)	19,900	450
Phelps Dodge Corp.	11,400	1,214
PPG Industries, Inc.	4,000	288
Sealed Air Corp. (Æ)	20,700	1,082
United States Steel Corp.	23,500	1,465
		7,859

	Principal Amount ($) or Shares	Market Value $
Telecommunication Services - 2.5%
American Tower Corp. Class A (Æ)	7,400	136
AT&T Corp.	25,400	494
BellSouth Corp.	2,000	52
CenturyTel, Inc.	27,600	928
Nextel Communications, Inc. Class A (Æ)	20,400	600
Qwest Communications International (Æ)	72,500	283
SBC Communications, Inc.	31,518	758
Sprint Corp.	15,750	373
Verizon Communications, Inc.	80,200	2,885
		6,509
Utilities - 2.7%
Centerpoint Energy, Inc. (Ñ)	1,500	18
Dominion Resources, Inc.	21,600	1,556
Exelon Corp.	41,300	1,873
FPL Group, Inc.	600	48
Northeast Utilities	4,100	77
PG&E Corp.	5,400	190
Progress Energy, Inc.	8,300	360
SCANA Corp. (Ñ)	3,700	141
Southern Co. (The)	52,800	1,696
TXU Corp.	7,000	534
Xcel Energy, Inc.	41,000	727
		7,220
Total Common Stocks (cost $236,453)		260,383
Short-Term Investments - 0.6%
AIM Short Term Investment Treasury Portfolio	1,498	1
Federated Investors Prime Cash Obligation Fund	1,472,934	1,473
United States Treasury Bills (ç)(ÿ)(§) 2.350% due 04/07/05	50	50
2.460% due 04/07/05	25	25
Total Short-Term Investments (cost $1,549)		1,549
Other Securities - 2.8%
State Street Navigator Securities Prime Lending Portfolio (Ω)	7,315,862	7,316
Total Other Securities (cost $7,316)		7,316
Total Investments - 102.7% (identified cost $245,318)		269,248
Other Assets and Liabilities Net - (2.7%)		(7,193)
Net Assets - 100.0%		262,055

See accompanying notes which are an integral part of the financial statements.

Disciplined Equity Fund

7

SSgA
Disciplined Equity Fund

Schedule of Investments, continued - February 28, 2005 (Unaudited)

Amounts in thousands

Futures Contracts (Number of Contracts)	Notional Amount $	Unrealized Appreciation (Depreciation) $
Long Positions
S&P 500 Index expiration date 03/05 (4)	1,204	(4)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts		(4)

Portfolio Summary	% of Net Assets
Consumer Discretionary	12.3
Consumer Staples	10.5
Energy	8.9
Financials	19.4
Health Care	13.4
Industrials	11.0
Information Technology	15.6
Materials	3.0
Telecommunication Services	2.5
Utilities	2.7
Short-Term Investments	0.6
Other Securities	2.8
Total Investments	102.7
Other Assets and Liabilities, Net	(2.7)
Net Assets	100.0
Futures Contracts	-	*

* Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

Disciplined Equity Fund

8

SSgA

Small Cap Fund

Shareholder Expense Example - February 28, 2005 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for both classes is from September 1, 2004 to February 28, 2005.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Institutional Class	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2004	$1,000.00	$1,000.00
Ending Account Value February 28, 2005	$1,218.79	$1,019.99
Expenses Paid During Period *	$5.56	$5.06

* Expenses are equal to the Fund's annualized expense ratio of 1.01%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Class R	Actual Performance	Hypothetical Performance (5% return before expense)
Beginning Account Value September 1, 2004	$1,000.00	$1,000.00
Ending Account Value February 28, 2005	$1,219.09	$1,017.71
Expenses Paid During Period *	$7.98	$7.25

* Expenses are equal to the Fund's annualized expense ratio of 1.45%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Small Cap Fund

9

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SSgA
Small Cap Fund

Schedule of Investments - February 28, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 95.0%
Consumer Discretionary - 14.8%
Aeropostale, Inc. (Æ)(Ñ)	152,700	4,872
Aftermarket Technology Corp. (Æ)	102,377	1,485
American Greetings Class A (Ñ)	222,700	5,485
Ameristar Casinos, Inc. (Ñ)	141,089	6,911
Catalina Marketing Corp. (Ñ)	285,900	7,705
CEC Entertainment, Inc. (Æ)	96,700	3,742
Coldwater Creek, Inc. (Æ)	281,500	7,800
Dave & Buster's, Inc. (Æ)(Ñ)	54,500	1,075
Emmis Communications Corp. Class A (Æ)(Ñ)	220,800	4,129
Goodyear Tire & Rubber Co. (The) (Æ)(Ñ)	576,600	8,338
Guess ?, Inc. (Æ)(Ñ)	70,000	1,032
K-Swiss, Inc. Class A	181,400	5,623
Lin TV Corp. Class A (Æ)(Ñ)	96,200	1,696
Men's Wearhouse, Inc. (Æ)	41,300	1,453
Meritage Homes Corp. (Æ)	99,600	7,294
Pantry, Inc. (The) (Æ)(Ñ)	128,802	4,386
Papa John's International, Inc. (Æ)(Ñ)	95,778	3,294
Penn National Gaming, Inc. (Æ)	164,500	9,929
Phillips-Van Heusen	222,700	6,175
RH Donnelley Corp. (Æ)(Ñ)	146,500	8,937
Scholastic Corp. (Æ)	162,000	5,748
Tenneco Automotive, Inc. (Æ)(Ñ)	126,800	1,926
Thomas Nelson, Inc.	83,800	1,835
Tupperware Corp. (Ñ)	258,900	5,305
Universal Electronics, Inc. (Æ)(Ñ)	92,100	1,568
Wolverine World Wide, Inc.	138,900	3,091
		120,834
Consumer Staples - 3.7%
American Italian Pasta Co. Class A (Ñ)	106,500	2,876
Chattem, Inc. (Æ)(Ñ)	133,200	4,875
Corn Products International, Inc.	237,200	6,634
Nash Finch Co. (Ñ)	123,482	4,891
Rayovac Corp. (Æ)	252,300	10,849
		30,125
Energy - 7.1%
Cal Dive International, Inc. (Æ)	156,100	7,927
Comstock Resources, Inc. (Æ)(Ñ)	236,000	6,490
Energy Partners, Ltd. (Æ)(Ñ)	248,800	6,431
Frontier Oil Corp.	162,800	5,219
NS Group, Inc. (Æ)	185,200	6,336
Overseas Shipholding Group	102,200	6,655
Remington Oil & Gas Corp. (Æ)	191,500	6,381
Tesoro Corp. (Æ)(Ñ)	129,900	4,797
Vintage Petroleum, Inc.	264,600	7,856
		58,092

	Principal Amount ($) or Shares	Market Value $
Financials - 17.8%
Affiliated Managers Group (Æ)(Ñ)	55,650	3,604
American Financial Realty Trust (ö)	100,100	1,467
American Home Mortgage Investment Corp. (ö)	160,100	4,987
American Physicians Capital, Inc. (Æ)	57,700	2,105
AmerUs Group Co. (Ñ)	135,800	6,536
Asset Acceptance Capital Corp. (Æ)	73,400	1,491
BankAtlantic Bancorp, Inc. Class A	339,900	6,122
Capital Automotive REIT (ö)	148,800	4,955
Capstead Mortgage Corp. (ö)(Ñ)	464,200	4,391
Columbia Banking System, Inc.	46,600	1,109
Commercial Federal Corp. (Ñ)	239,200	6,537
Community Bank System, Inc.	75,900	1,781
Corus Bankshares, Inc.	62,400	3,086
Downey Financial Corp.	16,200	1,015
Financial Federal Corp. (Ñ)	116,100	3,957
First Merchants Corp. (Ñ)	33,000	872
FirstFed Financial Corp. (Æ)	147,474	7,536
Flagstar Bancorp, Inc. (Ñ)	43,300	890
Flushing Financial Corp.	62,000	1,116
FPIC Insurance Group, Inc. (Æ)(Ñ)	67,000	2,317
Hancock Holding Co. (Ñ)	52,009	1,595
Heritage Property Investment Trust (ö)(Ñ)	150,200	4,604
Highwoods Properties, Inc. (ö)	220,500	5,687
Independent Bank Corp. (Ñ)	65,200	1,974
Innkeepers USA Trust (ö)(Ñ)	239,700	3,200
Investment Technology Group, Inc. (Æ)	48,200	909
Irwin Financial Corp. (Ñ)	164,658	3,741
Kilroy Realty Corp. (ö)	134,500	5,677
LandAmerica Financial Group, Inc. (Ñ)	100,128	5,481
Mid-America Apartment Communities, Inc. (ö)	77,700	2,918
Nelnet, Inc. Class A (Æ)(Ñ)	270,200	9,211
Ohio Casualty Corp. (Æ)(Ñ)	61,400	1,482
Prosperity Bancshares, Inc. (Ñ)	36,099	997
Provident Bankshares Corp.	100,527	3,359
R&G Financial Corp. Class B (Ñ)	149,800	5,441
Republic Bancorp, Inc.	73,080	1,063
Santander BanCorp (Ñ)	31,200	980
Saul Centers, Inc. (ö)(Ñ)	95,600	3,298
Selective Insurance Group (Ñ)	130,800	6,018
Silicon Valley Bancshares (Æ)(Ñ)	195,200	8,554
TierOne Corp.	60,778	1,508
USB Holding Co., Inc. (Ñ)	33,085	740
Zenith National Insurance Corp. (Ñ)	17,500	886
		145,197

Small Cap Fund

11

SSgA
Small Cap Fund

Schedule of Investments, continued - February 28, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Health Care - 10.3%
Alkermes, Inc. (Æ)(Ñ)	420,300	4,909
Alpharma, Inc. Class A (Ñ)	298,800	3,920
Genesis HealthCare Corp. (Æ)	134,093	5,522
Haemonetics Corp. (Æ)	275,100	11,410
Illumina, Inc. (Æ)	259,100	2,145
Immunogen, Inc. (Æ)	218,000	1,282
Lexicon Genetics, Inc. (Æ)(Ñ)	269,500	1,536
Ligand Pharmaceuticals, Inc. Class B (Æ)(Ñ)	508,700	4,985
Matthews International Corp. Class A	141,100	4,907
Medicines Co. (Æ)(Ñ)	185,800	4,329
MedQuist, Inc. (Æ)(Ñ)	99,700	1,296
PDI, Inc. (Æ)	96,068	1,922
RehabCare Group, Inc. (Æ)	91,000	2,612
Res-Care, Inc. (Æ)	128,100	1,754
Seattle Genetics, Inc. (Æ)(Ñ)	283,800	1,428
Sierra Health Services (Æ)	93,800	5,774
Stewart Enterprises, Inc. Class A (Æ)(Ñ)	547,700	3,472
Sybron Dental Specialties, Inc. (Æ)	239,800	8,566
United Therapeutics Corp. (Æ)(Ñ)	84,500	3,839
Varian, Inc. (Æ)(Ñ)	185,117	7,895
		83,503
Industrials - 16.4%
Alaska Air Group, Inc. (Æ)(Ñ)	229,200	6,500
Arkansas Best Corp.	118,800	5,135
Consolidated Graphics, Inc. (Æ)	87,500	4,554
DRS Technologies, Inc. (Æ)	30,600	1,264
Dycom Industries, Inc. (Æ)	197,600	5,325
ESCO Technologies, Inc. (Æ)(Ñ)	89,200	7,210
ExpressJet Holdings, Inc. (Æ)	324,000	3,629
Forward Air Corp.	137,500	6,089
Gardner Denver, Inc. (Æ)(Ñ)	115,300	4,740
Genlyte Group, Inc. (Æ)(Ñ)	83,700	7,518
Heartland Express, Inc.	241,143	4,970
HUB Group, Inc. (Æ)	68,400	3,977
Kennametal, Inc.	161,100	7,907
Korn/Ferry International (Æ)(Ñ)	54,800	1,051
Pacer International, Inc. (Æ)(Ñ)	71,700	1,825
Portfolio Recovery Associates, Inc. (Æ)(Ñ)	113,000	4,265
Regal-Beloit Corp. (Ñ)	107,300	3,309
Sotheby's Holdings Class A (Æ)	319,100	5,686
Teledyne Technologies, Inc. (Æ)	191,262	5,849
Terex Corp. (Æ)	179,700	8,122
Toro Co.	101,100	8,766
United Rentals, Inc. (Æ)(Ñ)	302,800	5,729

	Principal Amount ($) or Shares	Market Value $
USG Corp. (Æ)(Ñ)	281,700	8,899
Walter Industries, Inc. (Ñ)	260,600	9,999
Water Pik Technologies, Inc. (Æ)(Ñ)	75,300	1,418
		133,736
Information Technology - 15.6%
Ansys, Inc. (Æ)	191,200	6,876
Arris Group, Inc. (Æ)(Ñ)	574,200	3,646
AsiaInfo Holdings, Inc. (Æ)(Ñ)	234,752	1,033
Aspect Communications Corp. (Æ)(Ñ)	379,037	4,132
Aspen Technology, Inc. (Æ)(Ñ)	288,900	1,531
Brightpoint, Inc. (Æ)	121,000	2,180
Cabot Microelectronics Corp. (Æ)(Ñ)	77,900	2,531
Checkpoint Systems, Inc. (Æ)	213,794	3,568
Comtech Telecommunications Corp. (Æ)(Ñ)	200,000	7,192
DSP Group, Inc. (Æ)	82,300	2,072
Electronics for Imaging (Æ)	85,913	1,424
Emulex Corp. (Æ)(Ñ)	483,600	8,173
ESS Technology (Æ)	239,400	1,350
Filenet Corp. (Æ)(Ñ)	118,100	2,766
Hyperion Solutions Corp. (Æ)	61,100	3,084
Internet Security Systems (Æ)	67,000	1,345
Inter-Tel, Inc.	151,900	4,176
Ipass, Inc. (Æ)(Ñ)	467,500	2,847
j2 Global Communications, Inc. (Æ)(Ñ)	136,800	5,241
Kronos, Inc. (Æ)	66,125	3,692
Lattice Semiconductor Corp. (Æ)(Ñ)	535,200	2,826
MicroStrategy, Inc. Class A (Æ)(Ñ)	84,900	6,004
MRO Software, Inc. (Æ)	115,600	1,562
NetIQ Corp. (Æ)(Ñ)	292,500	3,449
Packeteer, Inc. (Æ)	158,400	2,506
PalmOne, Inc. (Æ)(Ñ)	360,200	8,580
Photronics, Inc. (Æ)(Ñ)	168,600	3,133
RadiSys Corp. (Æ)(Ñ)	126,400	1,925
RSA Security, Inc. (Æ)(Ñ)	161,400	2,637
Seachange International, Inc. (Æ)(Ñ)	171,900	2,381
SS&C Technologies, Inc. (Ñ)	109,316	2,637
Tier Technologies, Inc. Class B (Æ)	81,900	547
Transact Technologies, Inc. (Æ)(Ñ)	327,508	5,826
WebEx Communications, Inc. (Æ)(Ñ)	93,075	2,175
Websense, Inc. (Æ)(Ñ)	156,800	9,384
Westell Technologies, Inc. Class A (Æ)(Ñ)	346,000	2,173
		126,604
Materials - 6.7%
AK Steel Holding Corp. (Æ)(Ñ)	387,700	6,804
Century Aluminum Co. (Æ)(Ñ)	184,157	5,987
FMC Corp. (Æ)(Ñ)	127,900	6,313

Small Cap Fund

12

SSgA
Small Cap Fund

Schedule of Investments, continued - February 28, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Georgia Gulf Corp.	156,100	8,244
Hecla Mining Co. (Æ)(Ñ)	233,500	1,317
Metal Management, Inc. (Ñ)	71,900	2,130
Octel Corp.	41,600	810
Oregon Steel Mills, Inc. (Æ)(Ñ)	225,300	6,558
Schnitzer Steel Industries, Inc. Class A (Ñ)	79,200	3,217
Silgan Holdings, Inc. (Ñ)	28,400	1,888
Terra Industries, Inc. (Æ)(Ñ)	368,700	3,016
Texas Industries, Inc.	122,600	8,177
		54,461
Telecommunication Services - 1.0%
Commonwealth Telephone Enterprises, Inc. (Æ)(Ñ)	65,700	3,127
Premiere Global Services, Inc. (Æ)	422,467	4,301
Talk America Holdings, Inc. (Æ)(Ñ)	130,291	801
		8,229
Utilities - 1.6%
Cleco Corp.	173,000	3,510
Energen Corp.	148,039	9,549
		13,059
Total Common Stocks (cost $659,189)		773,840

	Principal Amount ($) or Shares	Market Value $
Short-Term Investments - 4.8%
AIM Short Term Investment Treasury Portfolio	19,118,800	19,119
Federated Investors Prime Cash Obligation Fund	18,674,576	18,675
United States Treasury Bills (ç)(ÿ)(§) 2.270% due 04/07/05	70	69
2.280% due 04/07/05	300	299
2.320% due 04/07/05	200	200
2.330% due 04/07/05	200	200
2.370% due 04/07/05	150	150
2.460% due 04/07/05	600	598
Total Short-Term Investments (cost $39,310)		39,310
Other Securities - 24.9%
State Street Navigator Securities Prime Lending Portfolio (Ω)	202,886,084	202,886
Total Other Securities (cost $202,886)		202,886
Total Investments - 124.7% (identified cost $901,385)		1,016,036
Other Assets and Liabilities Net - (24.7%)		(201,338)
Net Assets - 100.0%		814,698

See accompanying notes which are an integral part of the financial statements.

Small Cap Fund

13

SSgA
Small Cap Fund

Schedule of Investments, continued - February 28, 2005 (Unaudited)

Amounts in thousands

Futures Contracts (Number of Contracts)	Notional Amount $	Unrealized Appreciation (Depreciation) $
Long Positions
Russell 2000® Index expiration date 03/05 (111)	35,223	(43)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts		(43)

Portfolio Summary	% of Net Assets
Consumer Discretionary	14.8
Consumer Staples	3.7
Energy	7.1
Financials	17.8
Health Care	10.3
Industrials	16.4
Information Technology	15.6
Materials	6.7
Telecommunication Services	1.0
Utilities	1.6
Short-Term Investments	4.8
Other Securities	24.9
Total Investments	124.7
Other Assets and Liabilities, Net	(24.7)
Net Assets	100.0
Futures Contracts	-	*

* Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

Small Cap Fund

14

SSgA

Core Opportunities Fund

Shareholder Expense Example - February 28, 2005 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for both classes is from September 1, 2004 to February 28, 2005.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Institutional Class	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2004	$1,000.00	$1,000.00
Ending Account Value February 28, 2005	$1,096.01	$1,019.55
Expenses Paid During Period *	$5.72	$5.51

* Expenses are equal to the Fund's annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Class R	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2004	$1,000.00	$1,000.00
Ending Account Value February 28, 2005	$1,096.93	$1,018.01
Expenses Paid During Period *	$7.33	$7.06

* Expenses are equal to the Fund's annualized expense ratio of 1.41%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the period since inception). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Core Opportunities Fund

15

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SSgA
Core Opportunities Fund

Schedule of Investments - February 28, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 104.2%
Consumer Discretionary - 12.2%
Carnival Corp.	54,300	2,953
Dollar General Corp.	151,400	3,214
eBay, Inc. (Æ)	40,200	1,722
Hilton Hotels Corp.	130,000	2,738
Petsmart, Inc.	88,200	2,690
Station Casinos, Inc. (Ñ)	67,900	4,138
Time Warner, Inc. (Æ)	249,000	4,290
TJX Cos., Inc.	111,700	2,728
		24,473
Consumer Staples - 7.4%
Alberto-Culver Co.	59,500	3,110
Coca-Cola Co. (The)	134,200	5,744
Gillette Co. (The)	61,600	3,095
Walgreen Co.	65,800	2,818
		14,767
Energy - 11.6%
Baker Hughes, Inc.	49,200	2,326
Burlington Resources, Inc.	54,300	2,695
ConocoPhillips	46,600	5,167
Kerr-McGee Corp.	69,700	5,413
Nabors Industries, Ltd. (Æ)	57,400	3,295
Occidental Petroleum Corp.	60,900	4,279
		23,175
Financials - 18.9%
AFLAC, Inc.	92,800	3,557
American International Group, Inc.	89,000	5,945
Bank of America Corp.	129,300	6,032
Citigroup, Inc.	123,200	5,879
Franklin Resources, Inc.	41,800	2,934
MBNA Corp.	82,600	2,096
Moody's Corp.	30,523	2,561
Morgan Stanley	67,900	3,834
Wells Fargo & Co.	82,000	4,869
		37,707
Health Care - 15.6%
Amgen, Inc. (Æ)	53,800	3,315
Biogen Idec, Inc. (Æ)	46,000	1,778
Charles River Laboratories International, Inc. (Æ)(Ñ)	61,200	2,821

	Principal Amount ($) or Shares	Market Value $
Community Health Systems, Inc. (Æ)	86,700	2,806
Express Scripts, Inc. (Æ)	32,400	2,439
Johnson & Johnson	85,100	5,583
Medtronic, Inc.	95,100	4,957
Pfizer, Inc.	280,000	7,361
		31,060
Industrials - 14.2%
Eaton Corp.	45,700	3,188
General Dynamics Corp.	29,500	3,108
General Electric Co.	246,400	8,673
Honeywell International, Inc.	78,300	2,973
ITT Industries, Inc.	38,100	3,351
Rockwell Automation, Inc.	44,000	2,735
Tyco International, Ltd.	126,600	4,239
		28,267
Information Technology - 17.3%
Amphenol Corp. Class A	71,000	2,833
Analog Devices, Inc.	72,200	2,651
Automatic Data Processing, Inc.	70,200	3,016
Cisco Systems, Inc. (Æ)	222,400	3,874
EMC Corp. (Æ)	274,600	3,476
Intel Corp.	158,700	3,806
Lexmark International, Inc. Class A (Æ)	29,500	2,364
Microsoft Corp.	293,900	7,400
Motorola, Inc.	184,300	2,886
Qualcomm, Inc.	61,700	2,228
		34,534
Materials - 2.4%
Dow Chemical Co. (The)	86,000	4,743
Telecommunication Services - 1.7%
Alltel Corp.	59,000	3,375
Utilities - 2.9%
Entergy Corp.	40,700	2,813
PG&E Corp.	86,200	3,033
		5,846
Total Common Stocks (cost $184,031)		207,947

Core Opportunities Fund

17

SSgA
Core Opportunities Fund

Schedule of Investments, continued - February 28, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Other Securities - 0.1%
State Street Navigator Securities Prime Lending Portfolio (Ω)	100,800	101
Total Other Securities (cost $101)		101
Total Investments - 104.3% (identified cost $184,132)		208,048
Other Assets and Liabilities Net - (4.3%)		(8,542)
Net Assets - 100.0%		199,506

Portfolio Summary	% of Net Assets
Consumer Discretionary	12.2
Consumer Staples	7.4
Energy	11.6
Financials	18.9
Health Care	15.6
Industrials	14.2
Information Technology	17.3
Materials	2.4
Telecommunication Services	1.7
Utilities	2.9
Other Securities	0.1
Total Investments	104.3
Other Assets and Liabilities, Net	(4.3)
Net Assets	100.0

See accompanying notes which are an integral part of the financial statements.

Core Opportunities Fund

18

SSgA

Tuckerman Active REIT Fund

Shareholder Expense Example - February 28, 2005 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this fund is from September 1, 2004 to February 28, 2005.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2004	$1,000.00	$1,000.00
Ending Account Value February 28, 2005	$1,096.03	$1,020.04
Expenses Paid During Period *	$5.20	$5.01

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Tuckerman Active REIT Fund

19

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SSgA
Tuckerman Active REIT Fund

Schedule of Investments - February 28, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 98.0%
Apartments - 16.9%
Archstone-Smith Trust (ö)	176,549	5,973
AvalonBay Communities, Inc. (ö)	93,119	6,472
Camden Property Trust (ö)(Ñ)	79,373	3,683
Equity Residential (ö)	177,296	5,817
Essex Property Trust, Inc. (ö)(Ñ)	31,780	2,291
		24,236
Diversified - 7.1%
St. Joe Co. (The)	28,036	2,037
Vornado Realty Trust (ö)	119,278	8,194
		10,231
Factory Outlets - 1.0%
Tanger Factory Outlet Centers, Inc. (ö)	61,430	1,465
Hotels/Leisure - 7.3%
Hospitality Properties Trust (ö)(Ñ)	42,395	1,758
Host Marriott Corp. (ö)	250,770	4,007
LaSalle Hotel Properties (ö)	104,115	3,138
Starwood Hotels & Resorts Worldwide, Inc. (ö)	26,765	1,532
		10,435
Industrial - 9.7%
Catellus Development Corp. (ö)	134,895	3,724
Centerpoint Properties Trust (ö)	75,774	3,316
Prologis (ö)	173,694	6,906
		13,946
Mixed Industrial/Office - 2.4%
Duke Realty Corp. (ö)	109,846	3,480
Office - 18.3%
Boston Properties, Inc. (ö)	135,316	8,092
Brookfield Properties Co.	38,130	1,505
CarrAmerica Realty Corp. (ö)	87,497	2,734
Corporate Office Properties Trust (ö)	149,744	3,961
Equity Office Properties Trust (ö)	102,889	3,104
Reckson Associates Realty Corp. (ö)	107,313	3,278
SL Green Realty Corp. (ö)	63,986	3,608
		26,282

	Principal Amount ($) or Shares	Market Value $
Regional Malls - 16.5%
General Growth Properties, Inc. (ö)	262,926	9,176
Macerich Co. (The) (ö)	58,193	3,329
Simon Property Group, Inc. (ö)	181,860	11,269
		23,774
Retail-Other - 4.0%
Mills Corp. (The) (ö)	106,203	5,735
Self Storage - 3.2%
Public Storage, Inc. (ö)	83,326	4,546
Shopping Centers - 11.6%
Acadia Realty Trust (ö)	85,405	1,358
Developers Diversified Realty Corp. (ö)	102,008	4,267
Kimco Realty Corp. (ö)	88,979	4,726
Pan Pacific Retail Properties, Inc. (ö)	49,944	2,904
Regency Centers Corp. (ö)	67,761	3,456
		16,711
Total Common Stocks (cost $98,170)		140,841
Short-Term Investments - 1.2%
Federated Investors Prime Cash Obligation Fund	1,792,933	1,793
Total Short-Term Investments (cost $1,793)		1,793
Other Securities - 3.5%
State Street Navigator Securities Prime Lending Portfolio (d)	5,048,650	5,049
Total Other Securities (cost $5,049)		5,049
Total Investments - 102.7% (identified cost $105,012)		147,683
Other Assets and Liabilities Net - (2.7%)		(3,965)
Net Assets - 100.0%		143,718

See accompanying notes which are an integral part of the financial statements.

Tuckerman Active REIT Fund

21

SSgA
Tuckerman Active REIT Fund

Schedule of Investments, continued - February 28, 2005 (Unaudited)

Portfolio Summary	% of Net Assets
Apartments	16.9
Diversified	7.1
Factory Outlets	1.0
Hotels/Leisure	7.3
Industrial	9.7
Mixed Industrial	2.4
Office	18.3
Regional Malls	16.5
Retail-Other	4.0
Self Storage	3.2
Shopping Centers	11.6
Short-Term Investments	1.2
Other Securities	3.5
Total Investments	102.7
Other Assets and Liabilities	(2.7)
Net Assets	100.0

See accompanying notes which are an integral part of the financial statements.

Tuckerman Active REIT Fund

22

SSgA

Special Equity Fund

Shareholder Expense Example - February 28, 2005 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this fund is from September 1, 2004 to February 28, 2005.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2004	$1,000.00	$1,000.00
Ending Account Value February 28, 2005	$1,169.14	$1,019.55
Expenses Paid During Period *	$5.92	$5.51

* Expenses are equal to the Fund's annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Special Equity Fund

23

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SSgA
Special Equity Fund

Schedule of Investments - February 28, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 97.5%
Consumer Discretionary - 16.6%
Aztar Corp. (Æ)	4,500	134
Brinker International, Inc. (Æ)	3,749	142
Carter's, Inc. (Æ)	3,900	155
Chico's FAS, Inc. (Æ)	9,400	276
Linens 'N Things, Inc. (Æ)	6,100	164
Panera Bread Co. Class A (Æ)(Ñ)	2,000	107
PF Chang's China Bistro, Inc. (Æ)(Ñ)	3,900	214
WMS Industries, Inc. (Æ)(Ñ)	4,400	132
		1,324
Consumer Staples - 3.5%
Alberto-Culver Co.	3,150	165
Cott Corp. (Æ)	4,800	115
		280
Energy - 4.9%
Noble Corp.	3,200	183
Patterson-UTI Energy, Inc.	8,300	208
		391
Financials - 16.4%
Affiliated Managers Group, Inc. (Æ)(Ñ)	1,850	120
Commerce Bancorp, Inc. (Ñ)	3,500	214
GATX Corp.	7,400	221
Greater Bay Bancorp	4,800	122
Investors Financial Services Corp. (Ñ)	4,400	220
Legg Mason, Inc.	1,650	133
T Rowe Price Group, Inc.	1,900	117
Wintrust Financial Corp.	2,900	156
		1,303
Health Care - 14.9%
Charles River Laboratories International, Inc. (Æ)	3,100	143
Community Health Systems, Inc. (Æ)	4,900	159
Covance, Inc. (Æ)	3,400	149
Express Scripts, Inc. (Æ)	2,000	151
Eyetech Pharmaceuticals, Inc. (Æ)(Ñ)	4,000	133
ICOS Corp. (Æ)(Ñ)	4,000	88
Invitrogen Corp. (Æ)	2,000	140
OSI Pharmaceuticals, Inc. (Æ)	2,000	109
Protein Design Labs, Inc. (Æ)	7,800	117
		1,189
Industrials - 13.3%
IDEX Corp.	5,300	209
MSC Industrial Direct Co., Inc. Class A	4,500	146
Oshkosh Truck Corp.	3,600	268

	Principal Amount ($) or Shares	Market Value $
Rockwell Collins, Inc.	5,000	229
Roper Industries, Inc.	3,200	207
		1,059
Information Technology - 20.6%
BEA Systems, Inc. (Æ)	12,800	106
Brooks Automation, Inc. (Æ)	6,300	114
Gentex Corp. (Ñ)	4,800	163
Jabil Circuit, Inc. (Æ)	5,700	147
Lam Research Corp. (Æ)	5,600	176
Lawson Software, Inc. (Æ)	21,300	124
Manhattan Associates, Inc. (Æ)(Ñ)	6,000	119
Mercury Interactive Corp. (Æ)	2,900	133
Micros Systems, Inc. (Æ)	6,600	214
Novellus Systems, Inc. (Æ)	5,000	148
Teradyne, Inc. (Æ)	7,400	114
Vishay Intertechnology, Inc. (Æ)	6,800	89
		1,647
Materials - 5.6%
Aptargroup, Inc.	3,200	165
Rohm & Haas Co.	2,100	101
Spartech Corp.	8,200	180
		446
Telecommunication Services - 1.7%
Citadel Broadcasting Corp. (Æ)	9,700	137
Total Common Stocks (cost $5,697)		7,776
Short-Term Investments - 3.2%
SSgA Prime Money Market Fund	258,785	259
Total Short-Term Investments (cost $259)		259
Other Securities - 14.8% State Street Navigator Securities Prime Lending Portofolio (Ω)	1,180,046	1,180
Total Other Securities (cost $1,180)		1,180
Total Investments - 115.5% (identified cost $7,136)		9,215
Other Assets and Liabilities, Net - (15.5%)		(1,234)
Net Assets - 100.0%		7,981

See accompanying notes which are an integral part of the financial statements.

Special Equity Fund

25

SSgA
Special Equity Fund

Schedule of Investments, continued - February 28, 2005 (Unaudited)

Portfolio Summary	% of Net Assets
Consumer Discretionary	16.6
Consumer Staples	3.5
Energy	4.9
Financial Services	16.4
Health Care	14.9
Industrials	13.3
Information Technology	20.6
Materials	5.6
Telecommunication Services	1.7
Short-Term Investments	3.2
Other Securities	14.8
Total Investments	115.5
Other Assets and Liabilities, Net	(15.5)
Net Assets	100.0

See accompanying notes which are an integral part of the financial statements.

Special Equity Fund

26

SSgA

Aggressive Equity Fund

Shareholder Expense Example - February 28, 2005 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for both classes is from September 1, 2004 to February 28, 2005.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Institutional Class	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2004	$1,000.00	$1,000.00
Ending Account Value February 28, 2005	$1,121.39	$1,019.55
Expenses Paid During Period *	$5.79	$5.51

* Expenses are equal to the Fund's annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Class R	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2004	$1,000.00	$1,000.00
Ending Account Value February 28, 2005	$1,118.76	$1,017.51
Expenses Paid During Period *	$7.93	$7.55

* Expenses are equal to the Fund's annualized expense ratio of 1.51%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Aggressive Equity Fund

27

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SSgA
Aggressive Equity Fund

Schedule of Investments - February 28, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 100.0%
Consumer Discretionary - 7.4%
Nike, Inc. Class B	18,400	1,600
NVR, Inc. (Æ)	600	475
Staples, Inc.	65,200	2,055
Walt Disney Co.	30,400	849
		4,979
Consumer Staples - 3.7%
7-Eleven, Inc. (Æ)	20,400	512
Costco Wholesale Corp.	18,200	848
Kellogg Co.	5,300	233
Procter & Gamble Co.	16,700	887
		2,480
Energy - 11.3%
Devon Energy Corp.	13,300	622
Diamond Offshore Drilling, Inc.	53,000	2,624
Exxon Mobil Corp.	12,700	804
Occidental Petroleum Corp.	25,300	1,778
Sunoco, Inc.	18,200	1,804
		7,632
Financials - 17.8%
American Home Mortgage Investment Corp. (ö)	16,300	508
Bank of America Corp.	62,700	2,925
Bear Stearns Cos., Inc. (The)	6,400	637
Capital One Financial Corp.	6,700	514
Citigroup, Inc.	24,400	1,164
Countrywide Financial Corp.	11,998	417
Doral Financial Corp.	35,850	1,422
First Horizon National Corp.	12,100	515
Hartford Financial Services Group, Inc.	21,100	1,518
National City Corp.	37,900	1,356
UnumProvident Corp. (Ñ)	41,700	706
Wachovia Corp.	6,500	345
		12,027
Health Care - 14.9%
Biomet, Inc.	11,600	490
Cigna Corp.	5,300	481
Community Health Systems, Inc. (Æ)	50,400	1,631
Coventry Health Care, Inc. (Æ)	3,900	246
Humana, Inc. (Æ)	58,800	1,956
Johnson & Johnson	47,800	3,137
McKesson Corp.	34,200	1,277
Medimmune, Inc. (Æ)	34,200	824
		10,042

	Principal Amount ($) or Shares	Market Value $
Industrials - 7.6%
Deere & Co.	11,600	825
FedEx Corp.	23,000	2,249
Raytheon Co.	52,800	2,019
		5,093
Information Technology - 20.9%
Cisco Systems, Inc. (Æ)	9,300	162
Dell, Inc. (Æ)	4,700	188
Emulex Corp. (Æ)	33,100	559
Intel Corp.	66,200	1,587
International Business Machines Corp.	12,900	1,194
Macromedia, Inc. (Æ)	60,200	2,040
McData Corp. Class A (Æ)(Ñ)	24,700	97
Microsoft Corp.	89,400	2,251
Network Appliance, Inc. (Æ)	63,900	1,918
Oracle Corp. (Æ)	161,800	2,089
QLogic Corp. (Æ)	3,900	157
Xerox Corp. (Æ)	120,900	1,886
		14,128
Materials - 10.9%
AK Steel Holding Corp. (Æ)(Ñ)	139,200	2,443
Florida Rock Industries, Inc. (Ñ)	31,800	2,041
Oregon Steel Mills, Inc. (Æ)(Ñ)	28,000	815
Weyerhaeuser Co.	30,800	2,061
		7,360
Telecommunication Services - 1.5%
AT&T Corp.	22,600	439
Verizon Communications, Inc.	16,100	579
		1,018
Utilities - 4.0%
Entergy Corp.	12,300	850
Exelon Corp.	27,100	1,229
UGI Corp.	13,950	624
		2,703
Total Common Stocks (cost $57,379)		67,462
Short-Term Investments - 0.2%
AIM Short Term Investment Treasury Portfolio	55	-
Federated Investors Prime Cash Obligation Fund	114,951	115
Total Short-Term Investments (cost $115)		115

Aggressive Equity Fund

29

SSgA
Aggressive Equity Fund

Schedule of Investments, continued - February 28, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Other Securities - 8.0%
State Street Navigator Securites Prime Lending Portfolio (Ω)	5,399,960	5,400
Total Other Securities (cost $5,400)		5,400
Total Investments - 108.2% (identified cost $62,894)		72,977
Other Assets and Liabilities, Net - (8.2%)		(5,518)
Net Assets - 100.0%		67,459

Portfolio Summary	% of Net Assets
Consumer Discretionary	7.4
Consumer Staples	3.7
Energy	11.3
Financials	17.8
Health Care	14.9
Industrials	7.6
Information Technology	20.9
Materials	10.9
Telecommunication Services	1.5
Utilities	4.0
Short-Term Investments	0.2
Other Securities	8.0
Total Investments	108.2
Other Assets and Liabilities, Net	(8.2)
Net Assets	100.0

See accompanying notes which are an integral part of the financial statements.

Aggressive Equity Fund

30

SSgA

IAM SHARES Fund

Shareholder Expense Example - February 28, 2005 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this fund is from September 1, 2004 to February 28, 2005.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2004	$1,000.00	$1,000.00
Ending Account Value February 28, 2005	$1,094.94	$1,022.72
Expenses Paid During Period *	$2.39	$2.31

* Expenses are equal to the Fund's annualized expense ratio of .46%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

IAM SHARES Fund

31

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SSgA
IAM SHARES Fund

Schedule of Investments - February 28, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 98.1%
Consumer Discretionary - 12.6%
99 Cents Only Stores (Æ)(Ñ)	16,466	257
Autozone, Inc. (Æ)	200	19
Bed Bath & Beyond, Inc. (Æ)	3,400	128
Best Buy Co., Inc.	5,550	300
Black & Decker Corp.	5,400	448
Brunswick Corp.	4,700	219
Circuit City Stores, Inc.	5,500	86
Clear Channel Communications, Inc.	4,900	163
Coach, Inc. (Æ)	14,588	810
Comcast Corp. Class A (Æ)	26,244	854
DIRECTV Group, Inc. (The) (Æ)	19,411	291
Dollar General Corp.	3,200	68
eBay, Inc. (Æ)	23,000	985
Ethan Allen Interiors, Inc. (Ñ)	11,400	401
Family Dollar Stores, Inc.	8,500	280
Federated Department Stores, Inc.	5,300	299
Ford Motor Co.	33,321	422
Gap, Inc. (The)	9,500	203
General Motors Corp. (Ñ)	7,180	256
Harley-Davidson, Inc.	13,800	854
Home Depot, Inc.	32,600	1,305
JC Penney Co., Inc. Holding Co.	7,900	351
Johnson Controls, Inc.	8,000	473
Knight-Ridder, Inc.	6,000	393
Kohl's Corp. (Æ)	8,200	393
Koninklijke Philips Electronics NV	10,589	294
Leggett & Platt, Inc.	7,700	213
Liberty Media Corp. Class A (Æ)	26,792	272
Liberty Media International, Inc. Class A (Æ)	1,606	69
Limited Brands, Inc.	6,701	159
Lowe's Cos., Inc.	9,700	570
Marriott International, Inc. Class A	7,300	468
May Department Stores Co. (The)	9,100	314
Maytag Corp. (Ñ)	10,800	165
McDonald's Corp.	2,200	73
Meredith Corp. (Ñ)	6,300	289
New York Times Co. Class A	15,400	565
Newell Rubbermaid, Inc.	14,600	325
Nordstrom, Inc.	1,600	86
Omnicom Group	1,400	127
Sears Roebuck and Co.	17,600	879
Sherwin-Williams Co. (The)	5,700	253
Stanley Works (The)	2,300	106
Starbucks Corp. (Æ)	4,200	218
Starwood Hotels & Resorts Worldwide, Inc. (ö)	11,600	664
Target Corp.	18,900	960
Tiffany & Co.	16,300	491
Time Warner, Inc. (Æ)	68,250	1,176
TJX Cos., Inc.	2,400	59

	Principal Amount ($) or Shares	Market Value $
Tribune Co.	18,807	766
Viacom, Inc. Class B	28,403	991
Walt Disney Co.	53,200	1,486
Washington Post Co. (The) Class B	521	468
Whirlpool Corp. (Ñ)	4,900	312
		23,076
Consumer Staples - 12.1%
Altria Group, Inc.	51,400	3,375
Anheuser-Busch Cos., Inc.	32,100	1,523
Archer-Daniels-Midland Co.	31,530	760
Arden Group, Inc. Class A (Ñ)	1,500	142
Campbell Soup Co.	20,700	573
Coca-Cola Co. (The)	54,000	2,311
ConAgra Foods, Inc.	32,500	888
Costco Wholesale Corp.	12,900	601
CVS Corp.	1,900	95
Dean Foods Co. (Æ)	9,300	321
Gillette Co. (The)	20,000	1,005
Kellogg Co.	8,700	383
Kimberly-Clark Corp.	18,500	1,221
Kraft Foods, Inc. Class A	5,470	183
Kroger Co. (The) (Æ)	36,600	658
PepsiAmericas, Inc.	3,700	84
PepsiCo, Inc.	43,740	2,356
Procter & Gamble Co.	51,900	2,755
Safeway, Inc. (Æ)	18,600	342
Sara Lee Corp.	36,430	816
Supervalu, Inc.	8,500	270
Sysco Corp.	30,300	1,043
Unilever NV	1,600	107
Walgreen Co.	9,600	411
		22,223
Energy - 8.9%
Baker Hughes, Inc.	6,200	293
BP PLC ADR	10,368	673
ChevronTexaco Corp.	56,996	3,539
ConocoPhillips	1,200	133
Exxon Mobil Corp.	131,568	8,331
Halliburton Co.	9,200	405
Royal Dutch Petroleum Co.	13,100	826
Schlumberger, Ltd.	20,000	1,509
Transocean, Inc. (Æ)	13,764	667
		16,376
Financials - 16.9%
ACE, Ltd.	3,200	142
Aegon NV (Ñ)	36,840	530
AFLAC, Inc.	3,800	146
Allstate Corp. (The)	6,300	338
AMBAC Financial Group, Inc.	900	70
American Express Co.	16,200	877

IAM SHARES Fund

33

SSgA
IAM SHARES Fund

Schedule of Investments, continued - February 28, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
American Financial Group, Inc. (Ñ)	18,800	573
American International Group, Inc.	37,174	2,483
AmSouth Bancorp (Ñ)	3,500	87
Aon Corp.	4,200	103
Bank of America Corp.	60,788	2,836
Bank of New York Co., Inc. (The)	8,500	257
BB&T Corp.	3,700	145
Bear Stearns Cos., Inc. (The)	300	30
Capital One Financial Corp.	3,400	261
Charles Schwab Corp. (The)	23,200	244
Citigroup, Inc.	127,466	6,084
Comerica, Inc.	1,100	63
Countrywide Financial Corp.	9,700	337
E*Trade Financial Corp. (Æ)	9,600	127
Fannie Mae	11,600	678
Fifth Third Bancorp	8,100	363
Franklin Resources, Inc.	1,300	91
Freddie Mac	6,600	409
Golden West Financial Corp.	4,800	297
Goldman Sachs Group, Inc.	6,500	707
Hartford Financial Services Group, Inc.	3,400	245
HSBC Holdings PLC ADR (Ñ)	12,031	1,005
Janus Capital Group, Inc.	41,500	582
JPMorgan Chase & Co.	52,086	1,904
Lehman Brothers Holdings, Inc.	3,200	292
M&T Bank Corp. (Ñ)	1,600	158
Marsh & McLennan Cos., Inc.	7,400	242
Marshall & Ilsley Corp.	3,300	134
MBNA Corp.	13,050	331
Merrill Lynch & Co., Inc.	11,300	662
Metlife, Inc.	4,500	185
MGIC Investment Corp.	1,300	82
Moody's Corp.	600	50
Morgan Stanley	14,800	836
National City Corp.	6,200	222
North Fork BanCorp., Inc.	13,050	376
Progressive Corp. (The)	3,000	261
Providian Financial Corp. (Æ)	6,400	110
Regions Financial Corp.	3,300	106
SLM Corp.	4,100	200
St. Paul Travelers Cos., Inc. (The)	19,383	743
SunTrust Banks, Inc.	1,400	101
Synovus Financial Corp.	3,500	95
US Bancorp	28,212	839
Wachovia Corp.	19,700	1,044
Washington Mutual, Inc.	15,050	631
Wells Fargo & Co.	22,100	1,312
		31,026
Health Care - 11.3%
Abbott Laboratories	17,200	791
Aetna, Inc.	1,900	277
Amgen, Inc. (Æ)	16,772	1,033

	Principal Amount ($) or Shares	Market Value $
Applera Corp. - Applied Biosystems Group	19,400	398
Baxter International, Inc.	25,800	920
Biogen Idec, Inc. (Æ)	4,400	170
Boston Scientific Corp. (Æ)	11,800	385
Bristol-Myers Squibb Co.	17,700	443
Cardinal Health, Inc.	4,700	275
Caremark Rx, Inc. (Æ)	8,700	333
Cigna Corp.	1,000	91
Edwards Lifesciences Corp. (Æ)	15,700	675
Eli Lilly & Co.	14,400	806
Express Scripts, Inc. (Æ)	1,400	105
Fisher Scientific International, Inc. (Æ)	5,600	340
Forest Laboratories, Inc. (Æ)	5,200	222
Genzyme Corp. (Æ)	1,100	62
Gilead Sciences, Inc. (Æ)	5,500	190
Guidant Corp.	3,600	264
HCA Inc.	3,800	179
Health Management Associates, Inc. Class A	4,200	96
Humana, Inc. (Æ)	3,400	113
Invitrogen Corp. (Æ)(Ñ)	5,412	379
Johnson & Johnson	35,300	2,316
Laboratory Corp. of America Holdings (Æ)	1,800	86
Manor Care, Inc.	2,400	82
Medco Health Solutions, Inc. (Æ)	6,862	305
Medtronic, Inc.	11,700	610
Merck & Co., Inc.	55,800	1,769
PerkinElmer, Inc.	5,700	126
Pfizer, Inc.	115,645	3,040
Quest Diagnostics, Inc.	1,400	139
Schering-Plough Corp.	44,100	836
St. Jude Medical, Inc. (Æ)	3,000	117
Steris Corp. (Æ)	13,500	334
Stryker Corp.	2,900	144
UnitedHealth Group, Inc.	10,300	939
WellPoint, Inc. (Æ)	4,100	500
Wyeth	14,400	588
Zimmer Holdings, Inc. (Æ)	3,170	272
		20,750
Industrials - 15.6%
3M Co.	22,400	1,880
ABX Air, Inc. (Æ)	11,600	93
Actuant Corp. Class A (Æ)(Ñ)	4,400	238
American Standard Cos., Inc.	2,400	110
Apollo Group, Inc. Class A (Æ)	1,500	110
Boeing Co.	17,800	978
Caterpillar, Inc.	10,400	989
Cendant Corp.	37,100	821
CSX Corp.	5,000	207
Danaher Corp.	15,000	813
Deere & Co.	5,500	391

IAM SHARES Fund

34

SSgA
IAM SHARES Fund

Schedule of Investments, continued - February 28, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Dover Corp.	13,200	510
Eaton Corp.	7,800	544
Emerson Electric Co.	14,500	962
Energy Conversion Devices, Inc. (Æ)(Ñ)	9,400	191
Federal Signal Corp. (Ñ)	7,800	123
General Dynamics Corp.	7,100	748
General Electric Co.	199,600	7,027
Honeywell International, Inc.	20,362	773
Illinois Tool Works, Inc.	9,504	853
Ingersoll-Rand Co., Ltd. Class A	1,600	135
Kansas City Southern (Æ)(Ñ)	17,550	344
Katy Industries, Inc. (Æ)(Ñ)	14,000	66
L-3 Communications Holdings, Inc.	4,800	346
Lockheed Martin Corp.	9,500	563
Manpower, Inc.	7,100	310
Masco Corp.	28,900	975
Navistar International Corp. (Æ)	2,700	107
Norfolk Southern Corp.	12,800	459
Northrop Grumman Corp.	11,300	598
Paccar, Inc.	6,300	474
PHH Corp. (Æ)(Ñ)	1,855	39
Raytheon Co.	11,500	440
Rockwell Automation, Inc.	4,200	261
Rockwell Collins, Inc.	4,200	193
Ryder System, Inc.	7,500	318
Siemens AG ADR	2,700	211
Southwest Airlines Co.	29,025	402
SPX Corp.	2,800	125
Teledyne Technologies, Inc. (Æ)	5,200	159
Tyco International, Ltd.	36,700	1,229
Union Pacific Corp.	7,200	457
United Parcel Service, Inc. Class B	5,514	427
United Technologies Corp.	10,300	1,029
Waste Management, Inc.	19,900	582
		28,610
Information Technology - 13.5%
Adobe Systems, Inc.	2,500	154
Advanced Micro Devices, Inc. (Æ)	6,600	115
Agilent Technologies, Inc. (Æ)	2,712	65
Altera Corp. (Æ)	4,600	95
Amphenol Corp. Class A	12,600	503
Analog Devices, Inc.	4,900	180
Apple Computer, Inc. (Æ)	14,200	637
Applied Materials, Inc. (Æ)	20,500	359
Autodesk, Inc.	6,200	184
Avaya, Inc. (Æ)	6,100	85
Axcelis Technologies, Inc. (Æ)(Ñ)	29,400	253
Broadcom Corp. Class A (Æ)	6,200	200
Cisco Systems, Inc. (Æ)	110,200	1,920
Citrix Systems, Inc. (Æ)	3,000	68
Computer Associates International, Inc.	5,300	144
Computer Sciences Corp. (Æ)	12,500	578
Corning, Inc. (Æ)	10,100	116

	Principal Amount ($) or Shares	Market Value $
Dell, Inc. (Æ)	35,800	1,435
Electronic Arts, Inc. (Æ)	3,200	206
EMC Corp. (Æ)	30,500	386
First Data Corp.	9,036	371
Freescale Semiconductor, Inc. Class B (Æ)	2,738	53
Hewlett-Packard Co.	37,432	779
Intel Corp.	103,600	2,484
International Business Machines Corp.	24,600	2,277
Intuit, Inc. (Æ)	2,900	124
KLA-Tencor Corp.	2,500	124
Lexmark International, Inc. Class A (Æ)	1,800	144
Linear Technology Corp.	100	4
Lucent Technologies, Inc. (Æ)(Ñ)	55,295	170
Maxim Integrated Products, Inc.	3,400	146
Mercury Interactive Corp. (Æ)	1,700	78
Micron Technology, Inc. (Æ)	5,800	67
Microsoft Corp.	174,000	4,382
Motorola, Inc.	24,800	388
National Semiconductor Corp.	5,700	114
Network Appliance, Inc. (Æ)	6,000	180
Nvidia Corp. (Æ)	5,000	145
Oracle Corp. (Æ)	90,500	1,168
PMC - Sierra, Inc. (Æ)	6,600	66
QLogic Corp. (Æ)	800	32
Qualcomm, Inc.	24,400	881
Siebel Systems, Inc. (Æ)	8,700	74
Sun Microsystems, Inc. (Æ)	45,000	190
Symantec Corp. (Æ)	11,400	251
Texas Instruments, Inc.	21,900	580
Titan Corp. (Æ)	17,700	294
Veritas Software Corp. (Æ)	6,000	145
Xerox Corp. (Æ)	37,800	590
Xilinx, Inc.	4,200	127
Yahoo!, Inc. (Æ)	23,000	742
		24,853
Materials - 2.6%
Air Products & Chemicals, Inc.	6,000	376
Alcoa, Inc.	14,800	475
Dow Chemical Co. (The)	25,488	1,406
Georgia-Pacific Corp.	9,800	351
International Paper Co.	13,773	514
Martin Marietta Materials, Inc.	3,700	213
Newmont Mining Corp.	2,500	113
Rohm & Haas Co.	7,236	349
Temple-Inland, Inc. (Ñ)	4,300	345
Weyerhaeuser Co.	8,100	542
		4,684
Telecommunication Services - 2.8%
AT&T Corp.	16,225	315
BellSouth Corp.	18,000	464
Nextel Communications, Inc. Class A (Æ)	19,400	571
Qwest Communications International, Inc. (Æ)(Ñ)	32,100	125

IAM SHARES Fund

35

SSgA
IAM SHARES Fund

Schedule of Investments, continued - February 28, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
SBC Communications, Inc.	38,053	915
Sprint Corp.	18,900	448
Verizon Communications, Inc.	63,772	2,294
		5,132
Utilities - 1.8%
AES Corp. (The) (Æ)	19,300	323
Allegheny Energy, Inc. (Æ)(Ñ)	5,600	106
Ameren Corp. (Ñ)	2,900	149
American Electric Power Co., Inc.	6,900	230
Edison International	6,500	211
Entergy Corp.	1,600	111
Exelon Corp.	11,800	535
FirstEnergy Corp.	4,300	177
FPL Group, Inc.	1,400	111
PG&E Corp.	7,900	278
PPL Corp.	3,700	202
Sempra Energy	2,600	104
Southern Co. (The)	7,100	228
TXU Corp.	7,100	542
		3,307
Total Common Stocks (cost $175,597)		180,037
Short-Term Investments - 1.8%
AIM Short Term Investment Treasury Portfolio	2,902,542	2,903
American Advantage Money Market Fund	90,840	91
United States Treasury Bill (ç)(ÿ)(§) 2.185% due 03/10/05	210	210
Total Short-Term Investments (cost $3,204)		3,204
Other Securities - 2.9%
State Street Navigator Securities Prime Lending Portfolio (Ω)	5,341,293	5,341
Total Other Securites (cost $5,342)		5,341
Total Investments - 102.8% (identified cost $184,143)		188,582
Other Assets and Liabilities Net - (2.8%)		(5,094)
Net Assets - 100.0%		183,488

Futures Contracts (Number of Contracts)	Notional Amount $	Unrealized Appreciation (Depreciation) $
Long Positions
S&P 500 Index expiration date 03/05 (10)	3,010	10
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts		10

See accompanying notes which are an integral part of the financial statements.

IAM SHARES Fund

36

SSgA
IAM SHARES Fund

Schedule of Investments, continued - February 28, 2005 (Unaudited)

Portfolio Summary	% of Net Assets
Consumer Discretionary	12.6
Consumer Staples	12.1
Energy	8.9
Financials	16.9
Health Care	11.3
Industrials	15.6
Information Technology	13.5
Materials	2.6
Telecommunication Services	2.8
Utilities	1.8
Short-Term Investments	1.8
Other Securities	2.9
Total Investments	102.8
Other Assets and Liabilities, Net	(2.8)
Net Assets	100.0
Futures Contracts	-	*

* Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

IAM SHARES Fund

37

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SSgA
Large Cap Growth Opportunities Fund

Shareholder Expense Example - February 28, 2005 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this fund is from September 1, 2004 to February 28, 2005.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2004	$1,000.00	$1,000.00
Ending Account Value February 28, 2005	$1,062.88	$1,019.55
Expenses Paid During Period *	$5.63	$5.51

* Expenses are equal to the Fund's annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Large Cap Growth Opportunities Fund

39

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SSgA
Large Cap Growth Opportunities Fund

Schedule of Investments - February 28, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 99.0%
Consumer Discretionary - 14.1%
Bed Bath & Beyond, Inc. (Æ)	8,300	311
Carnival Corp.	6,400	348
Dollar General Corp.	14,700	312
eBay, Inc. (Æ)	7,700	330
Hilton Hotels Corp.	19,300	406
Petsmart, Inc.	11,200	342
Staples, Inc.	8,800	277
Station Casinos, Inc.	5,600	341
Time Warner, Inc. (Æ)	23,200	400
		3,067
Consumer Staples - 11.1%
Alberto-Culver Co.	7,700	402
Coca-Cola Co. (The)	15,000	642
Cott Corp. (Æ)	18,100	435
Gillette Co. (The)	6,600	332
Walgreen Co.	8,600	368
Whole Foods Market, Inc.	2,200	226
		2,405
Energy - 3.1%
Nabors Industries, Ltd. (Æ)	5,600	321
Occidental Petroleum Corp.	5,100	358
		679
Financials - 8.4%
AFLAC, Inc.	7,100	272
American International Group, Inc.	8,200	548
Franklin Resources, Inc.	3,900	274
MBNA Corp.	9,600	244
Moody's Corp.	2,500	210
Wells Fargo & Co.	4,600	273
		1,821
Health Care - 25.1%
Amgen, Inc. (Æ)	6,900	425
Biogen Idec, Inc. (Æ)	5,800	224
Charles River Laboratories International, Inc. (Æ)	6,100	281
Community Health Systems, Inc. (Æ)	14,300	463
Eli Lilly & Co.	4,400	246
Express Scripts, Inc. (Æ)	3,300	248
Eyetech Pharmaceuticals, Inc. (Æ)	8,300	275
Johnson & Johnson	18,200	1,195
Medtronic, Inc.	12,200	636

	Principal Amount ($) or Shares	Market Value $
Pfizer, Inc.	43,000	1,131
UnitedHealth Group, Inc.	3,500	319
		5,443
Industrials - 10.9%
Eaton Corp.	4,500	314
General Dynamics Corp.	2,300	242
General Electric Co.	12,600	444
Honeywell International, Inc.	12,600	478
ITT Industries, Inc.	4,100	361
Rockwell Automation, Inc.	5,000	311
Tyco International, Ltd.	6,300	211
		2,361
Information Technology - 25.2%
Amphenol Corp. Class A	10,900	435
Analog Devices, Inc.	5,400	198
Applied Materials, Inc. (Æ)	16,800	294
Cisco Systems, Inc. (Æ)	44,000	766
Dell, Inc. (Æ)	7,300	293
EMC Corp. (Æ)	38,000	481
Intel Corp.	27,100	650
Lexmark International, Inc. Class A (Æ)	5,300	425
Microsoft Corp.	39,800	1,003
Motorola, Inc.	41,400	648
Qualcomm, Inc.	7,600	274
		5,467
Materials - 1.1%
Monsanto Co.	4,200	247
Total Common Stocks (cost $21,135)		21,490
Short-Term Investments - 1.2%
SSgA Prime Money Market Fund	264,937	265
Total Short-Term Investments (cost $265)		265
Total Investments - 100.2% (identified cost $21,400)		21,755
Other Assets and Liabilities Net - (0.2%)		(38)
Net Assets - 100.0%		21,717

See accompanying notes which are an integral part of the financial statements.

Large Cap Growth Opportunities Fund

41

SSgA
Large Cap Growth Opportunities Fund

Schedule of Investments, continued - February 28, 2005 (Unaudited)

Portfolio Summary	% of Net Assets
Consumer Discretionary	14.1
Consumer Staples	11.1
Energy	3.1
Financials	8.4
Health Care	25.1
Industrials	10.9
Information Technology	25.2
Materials	1.1
Short-Term Investments	1.2
Total Investments	100.2
Other Assets and Liabilities, Net	(0.2)
Net Assets	100.0

See accompanying notes which are an integral part of the financial statements.

Large Cap Growth Opportunities Fund

42

SSgA
Large Cap Value Fund

Shareholder Expense Example - February 28, 2005 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution and/or service (12b-1) fees; and other Fund expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this fund is from September 1, 2004 to February 28, 2005.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value September 1, 2004	$1,000.00	$1,000.00
Ending Account Value February 28, 2005	$1,145.30	$1,019.55
Expenses Paid During Period *	$5.85	$5.51

* Expenses are equal to the Fund's annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Large Cap Value Fund

43

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SSgA
Large Cap Value Fund

Schedule of Investments - February 28, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 99.3%
Consumer Discretionary - 11.1%
American Axle & Manufacturing Holdings, Inc.	4,500	119
American Eagle Outfitters, Inc.	3,100	168
Circuit City Stores, Inc.	5,300	83
Comcast Corp. Class A (Æ)	2,800	91
Darden Restaurants, Inc.	5,000	134
Ford Motor Co.	16,500	209
Mattel, Inc.	4,600	96
McDonald's Corp.	8,100	268
Scotts Co. (The) Class A (Æ)	1,600	112
Sherwin-Williams Co. (The)	3,700	164
Time Warner, Inc. (Æ)	16,600	286
Viacom, Inc. Class B	1,800	63
Walt Disney Co.	9,900	277
		2,070
Consumer Staples - 4.7%
Altria Group, Inc.	4,900	322
Kimberly-Clark Corp.	2,300	152
Pepsi Bottling Group, Inc.	4,100	112
Supervalu, Inc.	5,000	159
Tyson Foods, Inc. Class A	8,300	141
		886
Energy - 14.5%
ChevronTexaco Corp.	8,600	534
ConocoPhillips	1,400	155
Exxon Mobil Corp.	17,900	1,134
Kerr-McGee Corp.	1,900	148
Marathon Oil Corp.	4,700	222
Occidental Petroleum Corp.	4,000	281
Sunoco, Inc.	2,300	228
		2,702
Financials - 30.4%
Allstate Corp. (The)	1,300	70
Astoria Financial Corp.	1,200	45
Bank of America Corp.	15,900	742
Capital One Financial Corp.	2,900	222
Chubb Corp.	3,400	269
CIT Group, Inc.	5,600	226
Citigroup, Inc.	10,600	506
Countrywide Financial Corp.	5,910	205
First American Corp.	4,100	150
Freddie Mac	1,200	74
Golden West Financial Corp.	3,400	210
Health Care REIT, Inc. (ö)	2,000	69
Heritage Property Investment Trust (ö)	2,000	61

	Principal Amount ($) or Shares	Market Value $
JPMorgan Chase & Co.	4,924	180
Keycorp	5,900	195
Lehman Brothers Holdings, Inc.	1,600	146
Merrill Lynch & Co., Inc.	1,300	76
Metlife, Inc.	6,300	259
Morgan Stanley	700	40
National City Corp.	3,600	129
PMI Group, Inc. (The)	5,500	221
Providian Financial Corp. (Æ)	7,700	132
Prudential Financial, Inc.	1,600	91
Safeco Corp.	1,400	67
Sovereign Bancorp, Inc.	7,100	163
Stancorp Financial Group, Inc.	500	44
SunTrust Banks, Inc.	3,200	232
US Bancorp	9,400	280
Wachovia Corp.	4,800	254
Wells Fargo & Co.	2,800	166
WR Berkley Corp.	2,850	146
		5,670
Health Care - 3.8%
Applera Corp. - Applied Biosystems Group	1,700	35
Cigna Corp.	2,100	191
Dade Behring Holdings, Inc. (Æ)	1,800	113
Humana, Inc. (Æ)	6,800	226
Laboratory Corp. of America Holdings (Æ)	3,200	153
		718
Industrials - 9.4%
Burlington Northern Santa Fe Corp.	4,500	226
Cendant Corp.	4,100	91
CNF, Inc.	4,800	220
General Electric Co.	24,800	873
Republic Services, Inc.	3,900	124
Textron, Inc.	2,100	162
United Defense Industries, Inc.	300	16
WW Grainger, Inc.	600	38
		1,750
Information Technology - 8.0%
Apple Computer, Inc. (Æ)	6,800	305
Hewlett-Packard Co.	3,700	77
International Business Machines Corp.	3,900	361
McAfee, Inc. (Æ)	6,200	143
QLogic Corp. (Æ)	1,500	60
Scientific-Atlanta, Inc.	3,400	105
VeriSign, Inc. (Æ)	2,700	74
Western Digital Corp. (Æ)	17,600	198
Xerox Corp. (Æ)	10,800	168
		1,491

Large Cap Value Fund

45

SSgA
Large Cap Value Fund

Schedule of Investments, continued - February 28, 2005 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Materials - 4.2%
Georgia-Pacific Corp.	4,400	158
Louisiana-Pacific Corp.	5,700	150
Phelps Dodge Corp.	1,400	149
Texas Industries, Inc.	2,500	167
United States Steel Corp.	2,100	131
Valspar Corp.	700	32
		787
Telecommunication Services - 5.0%
AT&T Corp.	10,200	198
BellSouth Corp.	1,400	36
CenturyTel, Inc.	4,500	151
SBC Communications, Inc.	5,700	137
Verizon Communications, Inc.	11,300	406
		928
Utilities - 8.2%
Constellation Energy Group, Inc.	3,600	185
DTE Energy Co.	1,500	66
Exelon Corp.	6,100	277
NiSource, Inc.	3,800	86
ONEOK, Inc.	8,100	237
PPL Corp.	3,200	175
Sempra Energy	4,900	196
TXU Corp.	4,000	305
		1,527

	Principal Amount ($) or Shares	Market Value $
Total Common Stocks (cost $16,373)		18,529
Short-Term Investments - 0.8%
SSgA Prime Money Market Fund	152,366	152
Total Short-Term Investments (cost $152)		152
Total Investments - 100.1% (identified cost $16,525)		18,681
Other Assets and Liabilities Net - (0.1%)		(10)
Net Assets - 100.0%		18,671

See accompanying notes which are an integral part of the financial statements.

Large Cap Value Fund

46

SSgA
Large Cap Value Fund

Schedule of Investments, continued - February 28, 2005 (Unaudited)

Portfolio Summary	% of Net Assets
Consumer Discretionary	11.1
Consumer Staples	4.7
Energy	14.5
Financials	30.4
Health Care	3.8
Industrials	9.4
Information Technology	8.0
Materials	4.2
Telecommunication Services	5.0
Utilities	8.2
Short-Term Investments	0.8
Total Investments	100.1
Other Assets and Liabilities, Net	(0.1)
Net Assets	100.0

See accompanying notes which are an integral part of the financial statements.

Large Cap Value Fund

47

SSgA

Equity Funds

Notes to Schedules of Investments - February 28, 2005 (Unaudited)

Footnotes:

(Æ)  Nonincome-producing security.

(ö)  Real Estate Investment Trust (REIT).

(§)  Held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.

(å)  Cash collateral balances were held in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund. See Note 2.

(ÿ)  Rate noted is yield-to-maturity from date of acquisition.

(ç)  Fair value is at amortized cost, which approximate market.

(Ê)  Adjustable or floating rate security. Rate shown reflects rate in effect at period end.

(Í)  Forward commitment.

(ƒ)  Perpetual floating rate security.

(Ú)  This security has been valued by the Security Valuation Committee. It is possible that the estimated value may differ significantly from amount that might ultimately be realized.

(Ø)  In default.

(Ñ)  All or a portion of the shares of this security are on loan.

(Ω)  Affiliate; the security is purchased with the cash collateral from the securities loaned.

Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

ADS - American Depositary Share

CMO - Collateralized Mortgage Obligation

CVO - Contingent Value Obligation

144A - Represents private placement security for qualified buyers according to rule 144A of the Securities Act of 1933.

GDS - Global Depositary Share

LIBOR - London Interbank Offered Rate

PIK - Payment in Kind

FDIC - Federal Deposit Insurance Company

REMIC - Real Estate Mortgage Investment Conduit

STRIP - Separate Trading of Registered Interest and Principal of Securities

TBA - To Be Announced Security

Notes to Schedules of Investments

48

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SSgA
Equity Funds

Statement of Assets and Liabilities - February 28, 2005 (Unaudited)

Amounts in thousands	Disciplined Equity Fund	Small Cap Fund	Core Opportunities Fund	Tuckerman Active REIT Fund	Special Equity Fund	Aggressive Equity Fund	IAM SHARES Fund	Large Cap Growth Opportunities Fund	Large Cap Value Fund
Assets
Investments, at identified cost	$245,318	$901,385	$184,132	$105,012	$7,136	$62,894	$184,143	$21,400	$16,525
Investments, at market*	269,248	1,016,036	208,048	147,683	9,215	72,977	188,582	21,755	18,681
Receivables:
Dividends and interest	483	270	385	123	3	83	363	34	34
Dividends from affiliated money market funds	-	39	1	-	-	-	-	1	-
Investments sold	-	553	4,071	-	-	-	-	557	-
Fund shares sold	112	1,915	153	1,353	1	13	-	-	-
From Advisor	-	-	-	7	31	12	-	11	18
Prepaid expenses	16	26	5	14	-	1	6	7	7
Total assets	269,859	1,018,839	212,663	149,180	9,250	73,086	188,951	22,365	18,740
Liabilities
Payables:
Due to Custodian	-	-	754	-	-	-	-	-	-
Investments purchased	-	-	2,221	-	-	-	-	578	-
Fund shares redeemed	364	518	9,803	298	40	144	11	-	-
Accrued fees to affiliates	88	540	241	94	20	56	64	32	31
Other accrued expenses	28	39	37	21	29	27	27	38	38
Daily variation margin on futures contracts	8	158	-	-	-	-	20	-	-
Payable upon return of securities loaned	7,316	202,886	101	5,049	1,180	5,400	5,341	-	-
Total liabilities	7,804	204,141	13,157	5,462	1,269	5,627	5,463	648	69
Net Assets	$262,055	$814,698	$199,506	$143,718	$7,981	$67,459	$183,488	$21,717	$18,671
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$794	$(494)	$257	$(141)	$(29)	$(27)	$617	$(6)	$23
Accumulated net realized gain (loss)	(90,297)	15,450	(99,911)	(307)	(20,522)	(1,031)	(13,998)	(411)	(372)
Unrealized appreciation (depreciation) on:
Investments	23,930	114,651	23,916	42,671	2,079	10,083	4,439	355	2,156
Futures contracts	(4)	(43)	-	-	-	-	10	-	-
Shares of beneficial interest	28	28	11	10	1	12	20	2	2
Additional paid-in capital	327,604	685,106	275,233	101,485	26,452	58,422	192,400	21,777	16,862
Net Assets	$262,055	$814,698	$199,506	$143,718	$7,981	$67,459	$183,488	$21,717	$18,671
Net Asset Value, offering and redemption price per share:
Net asset value per share: Institutional Class**	$9.50	$28.87	$18.95	$14.59	$11.82	$5.47	$9.20	$9.91	$11.06
Net assets	$262,054,875	$814,148,215	$199,392,996	$143,718,277	$7,981,219	$67,279,848	$183,487,537	$21,717,497	$18,671,343
Shares outstanding ($.001 par value)	27,572,588	28,204,110	10,524,720	9,847,646	675,141	12,304,554	19,936,281	2,191,403	1,688,190
Net asset value per share: Class R**	$-	$28.89	$18.94	$-	$-	$5.46	$-	$-	$-
Net assets	$-	$549,531	$112,856	$-	$-	$179,611	$-	$-	$-
Shares outstanding ($.001 par value)	-	19,023	5,960	-	-	32,895	-	-	-
Amounts in thousands
* Securities on loan included in investments	$7,061	$196,465	$98	$4,850	$1,155	$5,169	$5,161	$-	$-

**  Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Statement of Assets and Liabilities

50

See accompanying notes which are an integral part of the financial statements.

Statement of Assets and Liabilities

51

SSgA
Equity Funds

Statement of Operations - For the Period Ended February 28, 2005 (Unaudited)

Amounts in thousands	Disciplined Equity Fund	Small Cap Fund	Core Opportunities Fund	Tuckerman Active REIT Fund	Special Equity Fund	Aggressive Equity Fund	IAM SHARES Fund	Large Cap Growth Opportunities Fund	Large Cap Value Fund
Investment Income
Dividends	$3,046	$2,693	$3,388	$2,294	$33	$781	$2,216	$215	$196
Dividends from affiliated money market funds	-	-	20	-	2	-	-	3	1
Interest	2	11	-	-	-	-	3	-	-
Securities lending income	3	90	1	1	1	6	3	-	-
Total investment income	3,051	2,794	3,409	2,295	36	787	2,222	218	197
Expenses
Advisory fees	325	2,441	1,115	434	43	255	219	79	65
Administrative fees	56	110	62	36	17	26	43	18	18
Custodian fees	34	76	38	18	11	25	26	8	9
Distribution fees	33	70	75	91	4	35	36	5	5
Transfer agent fees	30	52	43	30	18	28	16	13	13
Professional fees	15	16	17	13	12	14	13	8	8
Registration fees	10	17	11	9	10	13	7	6	6
Shareholder servicing fees	51	477	244	22	2	9	22	4	3
Trustees' fees	8	11	9	7	6	7	7	6	6
Insurance fees	2	4	2	1	-	1	1	-	-
Printing fees	7	8	11	11	7	10	8	8	8
Offering fees	-	-	-	-	-	-	-	26	26
Miscellaneous	3	5	3	2	2	2	3	1	1
Expenses before reductions	574	3,287	1,630	674	132	425	401	182	168
Expense reductions	-	(2)	-	(6)	(69)	(51)	-	(67)	(72)
Net expenses	574	3,285	1,630	668	63	374	401	115	96
Net investment income (loss)	2,477	(491)	1,779	1,627	(27)	413	1,821	103	101
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	3,051	28,907	(7,929)	7,093	2,220	4,705	(768)	(219)	224
Futures contracts	257	1,557	-	-	-	14	266	-	-
Net realized gain (loss)	3,308	30,464	(7,929)	7,093	2,220	4,719	(502)	(219)	224
Net change in unrealized appreciation (depreciation) on:
Investments	18,892	91,011	34,068	2,368	(152)	2,655	14,528	1,393	2,038
Futures contracts	(44)	(121)	-	-	-	(9)	99	-	-
Net change in unrealized appreciation (depreciation)	18,848	90,890	34,068	2,368	(152)	2,646	14,627	1,393	2,038
Net realized and unrealized gain (loss)	22,156	121,354	26,139	9,461	2,068	7,365	14,125	1,174	2,262
Net Increase (Decrease) in Net Assets from Operations	$24,633	$120,863	$27,918	$11,088	$2,041	$7,778	$15,946	$1,277	$2,363

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

52

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

53

SSgA
Equity Funds

Statement of Changes in Net Assets

	Disciplined Equity Fund		Small Cap Fund		Core Opportunities Fund		Tuckerman Active REIT Fund		Special Equity Fund
Amounts in thousands	Six Months Ended February 28, 2005 (Unaudited)	Fiscal Year Ended August 31, 2004	Six Months Ended February 28, 2005 (Unaudited)	Fiscal Year Ended August 31, 2004	Six Months Ended February 28, 2005 (Unaudited)	Fiscal Year Ended August 31, 2004	Six Months Ended February 28, 2005 (Unaudited)	Fiscal Year Ended August 31, 2004	Six Months Ended February 28, 2005 (Unaudited)	Fiscal Year Ended August 31, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,477	$3,235	$(491)	$(651)	$1,779	$976	$1,627	$2,901	$(27)	$(99)
Net realized gain (loss)	3,308	1,715	30,464	69,715	(7,929)	(8,086)	7,093	7,601	2,220	4,578
Net change in unrealized appreciation (depreciation)	18,848	18,909	90,890	(29,255)	34,068	18,056	2,368	17,973	(152)	(2,449)
Net increase (decrease) in net assets from operations	24,633	23,859	120,863	39,809	27,918	10,946	11,088	28,475	2,041	2,030
Distributions
From net investment income
Institutional Class	(2,201)	(3,152)	-	(637)	(1,638)	(1,205)	(2,065)	(2,875)	-	-
From net realized gain
Institutional Class	-	-	(29,748)	-	-	-	(6,951)	(3,351)	-	-
Class R	-	-	(1)	-	-	-	-	-	-	-
Net decrease in net assets from distributions	(2,201)	(3,152)	(29,749)	(637)	(1,638)	(1,205)	(9,016)	(6,226)	-	-
Share Transactions
Net increase (decrease) in net assets from share transactions	(12,309)	7,817	192,231	129,236	(139,032)	(74,857)	16,942	(6,109)	(8,797)	(19,737)
Total Net Increase (Decrease) in Net Assets	10,123	28,524	283,345	168,408	(112,752)	(65,116)	19,014	16,140	(6,756)	(17,707)
Net Assets
Beginning of period	251,932	223,408	531,353	362,945	312,258	377,374	124,704	108,564	14,737	32,444
End of period	$262,055	$251,932	$814,698	$531,353	$199,506	$312,258	$143,718	$124,704	$7,981	$14,737
Undistributed (overdistributed) net investment income included in net assets	$794	$518	$(494)	$(3)	$257	$116	$(141)	$297	$(29)	$(2)

*  For the period March 30, 2004 (commencement of operations) to August 31, 2004.

	Aggressive Equity Fund		IAM SHARES Fund		Large Cap Growth Opportunities Fund		Large Cap Value Fund
Amounts in thousands	Six Months Ended February 28, 2005 (Unaudited)	Fiscal Year Ended August 31, 2004	Six Months Ended February 28, 2005 (Unaudited)	Fiscal Year Ended August 31, 2004	Six Months Ended February 28, 2005 (Unaudited)	Fiscal Year Ended August 31, 2004*	Six Months Ended February 28, 2005 (Unaudited)	Fiscal Year Ended August 31, 2004*
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$413	$424	$1,821	$2,242	$103	$(4)	$101	$53
Net realized gain (loss)	4,719	11,982	(502)	(460)	(219)	(192)	224	(596)
Net change in unrealized appreciation (depreciation)	2,646	(5,363)	14,627	13,838	1,393	(1,038)	2,038	118
Net increase (decrease) in net assets from operations	7,778	7,043	15,946	15,620	1,277	(1,234)	2,363	(425)
Distributions
From net investment income
Institutional Class	(863)	(61)	(1,626)	(2,206)	(108)	-	(131)	-
From net realized gain
Institutional Class	-	-	-	-	-	-	-	-
Class R	-	-	-	-	-	-	-	-
Net decrease in net assets from distributions	(863)	(61)	(1,626)	(2,206)	(108)	-	(131)	-
Share Transactions
Net increase (decrease) in net assets from share transactions	(5,627)	(14,413)	1,541	2,107	1,482	20,300	711	16,153
Total Net Increase (Decrease) in Net Assets	1,288	(7,431)	15,861	15,521	2,651	19,066	2,943	15,728
Net Assets
Beginning of period	66,171	73,602	167,627	152,106	19,066	-	15,728	-
End of period	$67,459	$66,171	$183,488	$167,627	$21,717	$19,066	$18,671	$15,728
Undistributed (overdistributed) net investment income included in net assets	$(27)	$423	$617	$422	$(6)	$(1)	$23	$53

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

54

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

55

SSgA
Equity Funds

Financial Highlights - For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)	$ Net Realized and Unrealized Gain (Loss)	$ Total Income from Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Total Distributions
Disciplined Equity Fund
February 28, 2005*	8.73	.09	.76	.85	(.08)	-	(.08)
August 31, 2004	7.97	.11	.76	.87	(.11)	-	(.11)
August 31, 2003	7.36	.10	.61	.71	(.10)	-	(.10)
August 31, 2002	8.83	.09	(1.48)	(1.39)	(.08)	-	(.08)
August 31, 2001	17.01	.04	(3.76)	(3.72)	(.04)	(4.42)	(4.46)
August 31, 2000	17.51	.05	1.96	2.01	(.06)	(2.45)	(2.51)
Small Cap Fund
Institutional Class
February 28, 2005*	24.85	(.02)	5.34	5.32	-	(1.30)	(1.30)
August 31, 2004	22.25	(.03)	2.67	2.64	(.04)	-	(.04)
August 31, 2003	18.41	.06	3.80	3.86	(.02)	-	(.02)
August 31, 2002	19.60	- (b)	(1.17)	(1.17)	(.02)	-	(.02)
August 31, 2001	22.69	.02	(3.11)	(3.09)	-	-	-
August 31, 2000	17.75	(.01)	4.96	4.95	(.01)	-	(.01)
Class R
February 28, 2005*	24.86	(.08)	5.41	5.33	-	(1.30)	(1.30)
August 31, 2004 (1)	24.48	- (b)	.38	.38	-	-	-
Core Opportunities Fund
Institutional Class
February 28, 2005*	17.37	.11	1.57	1.68	(.10)	-	(.10)
August 31, 2004	17.03	.05	.35	.40	(.06)	-	(.06)
August 31, 2003	15.33	.05	1.69	1.74	(.04)	-	(.04)
August 31, 2002	18.86	(.01)	(3.52)	(3.53)	-	-	-
August 31, 2001	27.21	(.01)	(7.13)	(7.14)	(.02)	(1.19)	(1.21)
August 31, 2000	22.53	.06	5.77	5.83	(.07)	(1.08)	(1.15)
Class R
February 28, 2005*	17.38	.05	1.63	1.68	(.12)	-	(.12)
August 31, 2004 (1)	17.77	.02	(.41)	(.39)	-	-	-
Tuckerman Active REIT Fund
February 28, 2005*	14.20	.18	1.22	1.40	(.23)	(.78)	(1.01)
August 31, 2004	11.45	.34	3.15	3.49	(.34)	(.40)	(.74)
August 31, 2003	10.61	.52	.84	1.36	(.52)	-	(.52)
August 31, 2002	10.24	.51	.36	.87	(.50)	-	(.50)
August 31, 2001	9.15	.48	1.10	1.58	(.49)	-	(.49)
August 31, 2000	8.08	.52	1.10	1.62	(.55)	-	(.55)
Special Equity Fund
February 28, 2005*	10.11	(.03)	1.74	1.71	-	-	-
August 31, 2004	9.73	(.04)	0.42	.38	- (b)	-	-
August 31, 2003	7.92	(.03)	1.84	1.81	- (b)	-	-
August 31, 2002	9.81	(.02)	(1.87)	(1.89)	-	-	-
August 31, 2001	16.47	(.01)	(6.65)	(6.66)	-	-	-
August 31, 2000	9.17	(.05)	7.35	7.30	-	-	-

	$ Net Asset Value, End of Period	% Total Return(c)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(d)(e)	% Ratio of Expenses to Average Net Assets, Gross(d)	% Ratio of Net Investment Income to Average Net Assets(d)(e)	% Portfolio Turnover Rate(c)
Disciplined Equity Fund
February 28, 2005*	9.50	9.73	262,055	.44	.44	1.91	17.41
August 31, 2004	8.73	10.93	251,932	.41	.41	1.30	35.70
August 31, 2003	7.97	9.83	223,408	.38	.56	1.39	28.15
August 31, 2002	7.36	(15.93)	271,982	.46	.96	1.01	20.50
August 31, 2001	8.83	(26.74)	283,824	.91	1.02	.35	124.98
August 31, 2000	17.01	14.19	418,551	.91	.96	.28	149.82
Small Cap Fund
Institutional Class
February 28, 2005*	28.87	21.88	814,148	1.01	1.01	(.15)	48.13
August 31, 2004	24.85	11.87	531,343	1.04	1.04	(.13)	122.11
August 31, 2003	22.25	21.00	362,945	1.04	1.04	.34	114.42
August 31, 2002	18.41	(5.95)	266,972	1.08	1.08	.01	80.16
August 31, 2001	19.60	(13.61)	254,450	1.07	1.07	.12	157.27
August 31, 2000	22.69	27.92	359,779	1.07	1.07	(.05)	156.41
Class R
February 28, 2005*	28.89	21.91	550	1.45	1.47	(.71)	48.13
August 31, 2004 (1)	24.86	1.55	10	.90	.90	(.06)	122.11
Core Opportunities Fund
Institutional Class
February 28, 2005*	18.95	9.60	199,393	1.10	1.10	1.20	30.29
August 31, 2004	17.37	2.32	312,248	1.06	1.06	.27	57.31
August 31, 2003	17.03	11.37	377,374	1.10	1.11	.34	40.01
August 31, 2002	15.33	(18.72)	329,920	1.10	1.20	(.06)	45.27
August 31, 2001	18.86	(27.15)	451,235	1.10	1.21	(.06)	43.87
August 31, 2000	27.21	27.26	522,509	1.10	1.15	.24	49.72
Class R
February 28, 2005*	18.94	9.69	113	1.41	1.41	.70	30.29
August 31, 2004 (1)	17.38	(2.18)	10	.91	.91	.31	57.31
Tuckerman Active REIT Fund
February 28, 2005*	14.59	9.60	143,718	1.00	1.01	2.44	15.45
August 31, 2004	14.20	31.46	124,704	1.00	1.10	2.71	51.86
August 31, 2003	11.45	13.48	108,564	1.00	1.13	5.03	54.97
August 31, 2002	10.61	8.85	92,888	1.00	1.07	4.97	45.66
August 31, 2001	10.24	17.84	56,316	1.00	1.17	5.09	70.59
August 31, 2000	9.15	21.51	43,748	1.00	1.07	6.51	86.93
Special Equity Fund
February 28, 2005*	11.82	16.91	7,981	1.10	2.30	(.47)	12.12
August 31, 2004	10.11	3.91	14,737	1.10	1.61	(.42)	54.99
August 31, 2003	9.73	22.89	32,444	1.10	1.41	(.43)	40.68
August 31, 2002	7.92	(19.23)	37,718	1.10	1.18	(.25)	61.57
August 31, 2001	9.81	(40.44)	57,430	1.10	1.13	(.05)	104.62
August 31, 2000	16.47	79.65	85,489	1.10	1.14	(.37)	46.45

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

56

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

57

SSgA
Equity Funds

Financial Highlights, continued - For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)		$ Net Realized and Unrealized Gain (Loss)	$ Total Income from Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Total Distributions
Aggressive Equity Fund
Institutional Class
February 28, 2005*	4.94	.03		.57	.60	(.07)	-	(.07)
August 31, 2004	4.56	.03		.35	.38	-	-	-
August 31, 2003	3.88	-	(b)	.68	.68	-	-	-
August 31, 2002	4.38	(.01)		(.49)	(.50)	-	-	-
August 31, 2001	19.97	-	(b)	(3.77)	(3.77)	-	(11.82)	(11.82)
August 31, 2000	12.73	(.13)		11.40	11.27	(.02)	(4.01)	(4.03)
Class R
February 28, 2005*	4.94	-	(b)	.59	.59	(.07)	-	(.07)
August 31, 2004 (1)	4.90	.01		.03	.04	-	-	-
IAM SHARES Fund
February 28, 2005*	8.48	.09		.71	.80	(.08)	-	(.08)
August 31, 2004	7.80	.11		.68	.79	(.11)	-	(.11)
August 31, 2003	7.11	.10		.69	.79	(.10)	-	(.10)
August 31, 2002	8.85	.08		(1.74)	(1.66)	(.08)	-	(.08)
August 31, 2001	11.55	.08		(2.67)	(2.59)	(.09)	(.02)	(.11)
August 31, 2000	10.14	.09		1.42	1.51	(.08)	(.02)	(.10)
Large Cap Growth Opportunities Fund
February 28, 2005*	9.37	.05		.54	.59	(.05)	-	(.05)
August 31, 2004 (2)	10.00	-	(b)	(.63)	(.63)	-	-	-
Large Cap Value Fund
February 28, 2005*	9.73	.06		1.35	1.41	(.08)	-	(.08)
August 31, 2004 (2)	10.00	.03		(.30)	(.27)	-	-	-

* For the six months ended February 28, 2005.
(1) For the period May 14, 2004 (commencement of sale) to August 31, 2004.
(2) For the period March 30, 2004 (commencement of operations) to August 31, 2004.
(a) Average month-end shares outstanding were used for this calculation.
(b) Less than $0.005 per share
(c) Periods less than one year are not annualized.
(d) The ratios for periods less than one year are annualized.
(e) May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements. The custody credit arrangements had an impact of less than .005%.

	$ Net Asset Value, End of Period	% Total Return(c)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(d)(e)	% Ratio of Expenses to Average Net Assets, Gross(d )	% Ratio of Net Investment Income to Average Net Assets(d)(e)	% Portfolio Turnover Rate(c)
Aggressive Equity Fund
Institutional Class
February 28, 2005*	5.47	12.14	67,279	1.10	1.25	1.22	74.49
August 31, 2004	4.94	8.42	66,161	1.10	1.14	.54	185.26
August 31, 2003	4.56	17.53	73,602	1.10	1.24	.09	115.51
August 31, 2002	3.88	(11.42)	59,588	1.10	1.11	(.25)	251.64
August 31, 2001	4.38	(33.17)	53,082	1.10	2.48	(.57)	262.01
August 31, 2000	19.97	112.42	8,352	1.10	1.87	(.75)	336.60
Class R
February 28, 2005*	5.46	11.88	180	1.51	1.69	(.12)	74.49
August 31, 2004 (1)	4.94	1.02	10	1.02	1.17	.42	185.26
IAM SHARES Fund
February 28, 2005*	9.20	9.49	183,488	.46	.46	2.08	6.89
August 31, 2004	8.48	10.18	167,627	.44	.44	1.35	3.44
August 31, 2003	7.80	11.26	152,106	.42	.42	1.46	4.95
August 31, 2002	7.11	(18.94)	139,762	.52	.52	.97	9.44
August 31, 2001	8.85	(22.56)	176,598	.58	.59	.79	4.23
August 31, 2000	11.55	14.94	133,690	.55	.55	.79	5.34
Large Cap Growth Opportunities Fund
February 28, 2005*	9.91	6.29	21,717	1.10	1.74	0.98	37.25
August 31, 2004 (2)	9.37	(6.30)	19,066	1.10	2.24	(.05)	142.06
Large Cap Value Fund
February 28, 2005*	11.06	14.53	18,671	1.10	1.93	1.16	39.24
August 31, 2004 (2)	9.73	(2.70)	15,728	1.10	2.62	.82	143.07

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

58

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

59

SSgA

Equity Funds

Notes to Financial Statements - February 28, 2005 (Unaudited)

1.  Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 26 investment portfolios, referred to as "the Funds", which are in operation as of February 28, 2005. These financial statements report on nine Funds, the SSgA Disciplined Equity Fund, Small Cap Fund, Core Opportunities Fund, Tuckerman Active REIT Fund, Special Equity Fund, Aggressive Equity Fund, IAM SHARES Fund, Large Cap Growth Opportunities Fund, and the Large Cap Value Fund, each of which has distinct investment objectives and strategies. Each Fund is a no-load, open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value. Effective July 31, 2003 the Funds began offering Class R shares. Each share class has different distribution and shareholder servicing fee arrangements. Class R shares of the SSgA Funds may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the SSgA Funds to offer shares. The third party may be a retirement plan administrator, bank, broker or adviser.

2.  Significant Accounting Policies

The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

United States equity securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the last reported pricing service price, on the primary exchange on which the security is traded. United States over-the-counter equities are valued on the official closing price. Futures contracts are valued on the basis of the last sale price. Investments in other mutual funds are valued at the net asset value per share.

International securities traded on a national securities exchange or over-the-counter market (foreign or domestic) are valued on the basis of the official closing price, or lacking the official closing price, at the last sale price on the primary exchange on which the security is traded. Short-term instruments purchased by the Funds and maturing within 60 days at the time of purchase are valued at "amortized cost" unless the Board of Trustees determines that amortized cost does not represent fair value.

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the SSgA Funds will use the security's fair value, as determined in accordance with Fair Value Procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Funds' Board of Trustees believes reflects fair value. There can be no assurance that the Funds' net asset value fairly reflects security values as of the time of pricing when using the Fair Value Procedures to price the Funds' securities. Events or circumstances affecting the values of fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of fund shares is determined may be reflected in the calculation of net asset values for each applicable fund when a particular event or circumstance would materially affect such fund's net asset value.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

Investment Income

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, and interest income is recorded daily on the accrual basis.

Notes to Financial Statements

60

SSgA

Equity Funds

Notes to Financial Statements, continued - February 28, 2005 (Unaudited)

The Tuckerman Active REIT Fund estimates the components of distributions received from Real Estate Investment Trusts (REITs). For the period ended February 28, 2005, distributions received in excess of income are recorded as a reduction of cost of investments and/or realized gain. Prior to September 1, 2003, had the Tuckerman Active REIT Fund recorded distributions received from REITs in excess of income as a reduction of the cost of investments, there would have been no impact to total net assets, but it would have resulted in a decrease to dividend income of $1,393,668 and an increase to realized gain (loss) and unrealized gain (loss) of $935,704 and $457,964 respectively. The statement of changes and financial highlights for prior periods have not been reclassified to reflect this change in presentation.

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

It is each Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires each Fund to distribute all of its taxable income to its shareholders. Therefore, the Funds paid no federal income taxes and no federal income tax provision was required. At August 31, 2004, the following Funds had net tax basis capital loss carryovers, which may be applied against any realized net taxable gains in each succeeding year or until their expiration dates, whichever occurs first:

	Expiration year
	08/31/2009	08/31/2010	08/31/2011	08/31/2012
Disciplined Equity	$2,376,791	$50,712,457	$18,406,161	$19,079,919
Core Opportunities	1,780,728	17,592,473	46,439,764	19,132,187
Special Equity	-	11,555,632	11,071,953	-
Aggressive Equity	-	-	5,709,621	-
IAM SHARES	1,128,508	1,240,367	8,639,128	1,396,174

As of February 28, 2005, the Funds aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are:

	Disciplined Equity	Small Cap	Core Opportunities	Tuckerman Active REIT	Specity Equity
Cost of Investments for Tax Purposes	$248,256,580	$901,639,684	$184,635,537	$105,550,443	$7,152,670
Gross Tax Unrealized Appreciation	39,048,878	135,297,094	27,503,619	42,404,368	2,329,942
Gross Tax Unrealized Depreciation	(18,057,934)	(20,901,252)	(4,091,097)	(272,265)	(267,892)
Net Tax Unrealized Appreciation (Depreciation)	$20,990,944	$114,395,842	$23,412,522	$42,132,103	$2,062,050

	Aggressive Equity	IAM SHARES	Large Cap Growth Opportunities	Large Cap Value
Cost of Investments for Tax Purposes	$62,896,776	$184,454,689	$21,473,164	$16,527,602
Gross Tax Unrealized Appreciation	10,746,012	31,899,731	1,290,863	2,432,957
Gross Tax Unrealized Depreciation	(665,927)	(27,772,670)	(1,009,305)	(279,278)
Net Tax Unrealized Appreciation (Depreciation)	$10,080,085	$4,127,061	$281,558	$2,153,679

As permitted by tax regulations, the Funds intend to defer a net realized capital loss incurred from November 1, 2003 to August 31, 2004, and treat it as arising in the fiscal year 2005 as follows:

Core Opportunities	$5,908,622
IAM SHARES	836,709
Large Cap Growth Opportunities	187,281
Large Cap Value	594,534

Notes to Financial Statements

61

SSgA

Equity Funds

Notes to Financial Statements, continued - February 28, 2005 (Unaudited)

Dividends and Distributions to Shareholders

Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid on the following frequency:

Disciplined Equity	Quarterly
Small Cap	Annually
Core Opportunities	Quarterly
Tuckerman Active REIT	Monthly
Special Equity	Annually
Aggressive Equity	Annually
IAM SHARES	Quarterly
Large Cap Growth Opportunities	Annually
Large Cap Value	Annually

Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from net investment income and realized gains recognized for financial reporting purposes. These differences relate primarily to investments in certain securities sold at a loss. Permanent differences between book and tax accounting are reclassified to paid in capital.

Expenses

Most expenses can be directly attributed to a Fund. Expenses of the Investment Company which cannot be directly attributed such as Trustee fees, insurance, legal and other expenses will be allocated among all Funds of the Investment Company based principally on their relative net assets.

The Small Cap Fund, Core Opportunities Fund and Aggressive Equity Fund offer Class R Shares. All share classes have identified voting, dividend, liquidation and other rights and the same terms and conditions. The separate classes of shares differ principally in the applicable distribution fees and shareholder servicing fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), net investment income, and expenses with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Deferred Offering Costs

The Large Cap Growth Opportunities Fund and the Large Cap Value Fund incurred expenses in connection with their initial offering. These costs were deferred and are being amortized over 12 months on straight-line basis.

Derivatives

To the extent permitted by the investment objective, restrictions and policies set forth in the Funds' Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Funds' use of derivatives includes exchange-traded futures and options on futures. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment objective.

The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by the Funds through the use of options and futures to earn "market-like" returns with the Funds' excess and liquidity reserve cash balances. Hedging is used by the Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in the Funds. By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist in meeting the Funds' investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

Notes to Financial Statements

62

SSgA

Equity Funds

Notes to Financial Statements, continued - February 28, 2005 (Unaudited)

Futures Contracts

The Funds are currently utilizing exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts and the possibility of an illiquid market or inability of counterparties to meet the terms of their contracts. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as the variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

3.  Investment Transactions

Securities

For the period ended February 28, 2005, purchases and sales of investment securities, excluding short-term investments and futures contracts were as follows:

Funds	Purchases	Sales	Funds	Purchases	Sales
Disciplined Equity	$65,982,662	$79,344,043	Agressive Equity	$57,589,142	$63,582,645
Small Cap	647,238,662	488,568,406	IAM SHARES	13,905,365	11,800,399
Core Opportunities	121,457,927	252,227,360	Large Cap Growth
Tuckerman Active REIT	62,424,731	52,665,942	Opportunities	9,095,678	8,412,948
Special Equity	5,449,147	14,535,262	Large Cap Value	11,686,121	10,157,403

Securities Lending

The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 331/3% of its total assets to certain brokers dealers and other financial institutions. The Funds receive cash (U.S. currency), U.S. Government or U.S. Government agency obligations as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral shall be invested by State Street Bank and Trust Company ("State Street") in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. The collateral received is recorded on the Funds' statement of assets and liabilities along with the related obligation to return the collateral. At period end, the cash collateral is invested in the State Street Navigator Securities Prime Lending Portfolio, an affiliated money market fund.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between each Fund and State Street and is recorded as securities lending income for that Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan and is intended to be at that level during the period of the loan. Should the borrower of the securities fail financially, there is a risk of delay in recovery or loss of rights in the securities loaned or loss of rights in the collateral.

Consequently, loans are made only to borrowers which are deemed to be of good financial standing.

As of February 28, 2005, the value of outstanding securities on loan and the value of collateral amounted to the following:

Funds	Value of Securities on Loan	Value of Cash Collateral	Funds	Value of Securities on Loan	Value of Cash Collateral
Disciplined Equity	$7,060,789	$7,315,862	Special Equity	$1,154,556	$1,180,046
Small Cap	196,465,427	202,886,084	Aggressive Equity	5,168,907	5,399,960
Core Opportunities	97,820	100,800	IAM SHARES	5,160,742	5,341,293
Tuckerman Active REIT	4,849,792	5,048,650

Notes to Financial Statements

63

SSgA

Equity Funds

Notes to Financial Statements, continued - February 28, 2005 (Unaudited)

4.  Related Parties

Adviser

The Investment Company has an investment advisory agreement with the Adviser. The Adviser is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company.

The Tuckerman Group, LLC serves as the investment sub-adviser (the "Sub-Adviser") for the Tuckerman Active REIT Fund. The Adviser provides reporting, operational compliance and general oversight services with respect to the investment advisory services of the Sub-Adviser. The Adviser, Sub-Adviser and other advisory affiliates of State Street make up State Street Global Advisers, the investment management arm of State Street and its affiliated companies, which directs the investments of the Funds in accordance with their investment objectives, policies, and limitations. For these services, the Funds pay a fee to the Adviser, calculated based upon average daily net assets and paid monthly, at the annual rates of:

	%		%
Disciplined Equity	0.25	Aggressive Equity	0.75
Small Cap	0.75	IAM SHARES	0.25
Core Opportunities	0.75	Large Cap Growth Opportunities	0.75
Tuckerman Active REIT	0.65	Large Cap Value	0.75
Special Equity	0.75

If the total expenses of both the Institutional Class and Class R are above their respective caps, the Adviser will waive its Advisory fee for both Institutional and Class R in an equal amount to reduce the total expenses to the level of the cap in effect for the Institutional class. If thereafter the total expenses for Class R remain above the total expense cap in effect for Class R, then the Distributor will waive up to .70% of the average daily net assets of the Distribution and Service (12b-1) Fee to further reduce the total expenses of Class R to the level of its cap. If after waiving the full .70% of the average daily net assets of Class R remains above the total expense cap, then the Adviser will reimburse Class R for all expenses to the level of the cap. If only Class R is above its respective expense cap, then the Distributor will waive up to .70% of its average daily net assets of Class R.

The Adviser has contractually agreed to reimburse the IAM SHARES Fund for all expenses in excess of .65% of its average daily net assets on an annual basis (exclusive of non-recurring account fees and extraordinary expenses). No reimbursement was made for the period ended February 28, 2005.

The Adviser has contractually agreed to reimburse the Core Opportunities Fund Institutional Class and Class R for all expenses in excess of 1.10% and 1.60%, respectively, of each class' average daily net assets on an annual basis (exclusive of non-recurring account fees and extraordinary expenses). No reimbursement was made for either class for the period ended February 28, 2005.

The Adviser has contractually agreed to reimburse the Tuckerman Active REIT Fund for all expenses in excess of 1.00% of its average daily net assets on an annual basis (exclusive of non-recurring account fees and extraordinary expenses). The total amount of reimbursement for the period ended February 28, 2005 was $5,394.

The Adviser has contractually agreed to reimburse the Special Equity Fund for all expenses in excess of 1.10% of its average daily net assets on an annual basis (exclusive of non-recurring account fees and extraordinary expenses). The total amount of reimbursement for the period ended February 28, 2005 was $69,366.

The Adviser has contractually agreed to reimburse the Aggressive Equity Fund Institutional Class and Class R for all expenses in excess of 1.10% and 1.60%, respectively, of each class' average daily net assets on an annual basis (exclusive of non-recurring account fees and extraordinary expenses). The total amount of reimbursement for the period ended February 28, 2005 was $50,626 for the Institutional Class and $22 for Class R.

The Adviser has contractually agreed to reimburse the Large Cap Growth Opportunities Fund for all expenses in excess of 1.10% of its average daily net assets on an annual basis (exclusive of non-recurring account fees and extraordinary expenses). The total amount of reimbursement for the period ended February 28, 2005 was $66,685.

The Adviser has contractually agreed to reimburse the Large Cap Value Fund for all expenses in excess of 1.10% of its average daily net assets on an annual basis (exclusive of non-recurring account fees and extraordinary expenses). The total amount of reimbursement for the period ended February 28, 2005 was $72,269.

Notes to Financial Statements

64

SSgA

Equity Funds

Notes to Financial Statements, continued - February 28, 2005 (Unaudited)

The Adviser does not have the ability to recover amounts waived or reimbursed from prior periods.

The Adviser also has a contract with State Street to provide custody and fund accounting services to the Funds. For these services, the Funds pay State Street asset-based fees that vary accordingly to the number of positions and transactions plus out-of-pocket expenses.

The Funds are permitted to invest their cash reserves (i.e. monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the SSgA Prime Money Market Fund ("Central Fund") (a series of the Investment Company not presented herein). Shares of the Central Fund sold to and redeemed from any participating fund will not be subject to a redemption fee, distribution fee or service fee. If Central Fund shares sold to or redeemed from a participating fund are subject to any such distribution or service fee, the Adviser will waive its advisory fee for each participating fund in an amount that offsets the amount of such distribution and/or service fees incurred by the participating fund. As of February 28, 2005, $676,188 of the Prime Money Market Fund's net assets represents investments by these Funds, and $38,891,594 represents the investments of other affiliated Funds not presented herein.

State Street also serves as the transfer, dividend paying, and shareholder servicing agent to the Funds. For these services, the Funds pay an annual fee, an additional charge for each account, plus out-of-pocket expenses. State Street has entered into an agreement with Boston Financial Data Services, Inc. (BFDS) under which BFDS serves as sub-transfer agent.

In addition, the Funds have entered into arrangements with State Street whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Funds' expenses. During the year, the Funds' custodian fees were reduced by the following under these arrangements:

Funds	Amount Paid	Funds	Amount Paid
Disciplined Equity	$180	Aggressive Equity	$19
Small Cap	2,474	IAM SHARES	148
Core Opportunities	36	Large Cap Growth Opportunities	2
Tuckerman Active REIT	140	Large Cap Value	1
Special Equity	2

Administrator

The Investment Company has an administration agreement with Frank Russell Investment Management Company (the "Administrator"), a wholly-owned subsidiary of Frank Russell Company (a subsidiary of The Northwestern Mutual Life Insurance Company), under which the Administrator supervises certain non-portfolio investment aspects of the Investment Company's operations, such as the Funds' regulatory filings, accounting, taxation, compliance, valuation and offering documents. The Funds pay the Administrator an annual fee, payable monthly on a pro rata basis. The annual fee is based on the following percentages of the average daily net assets of all nine of the Investment Company's U.S. Equity portfolios: $0 to $2 billion -.0315%; over $2 billion - .029%. In addition, the Administrator charges a flat fee of $30,000 per year per fund on each fund with less than $500 million in assets under management. In addition, the Funds reimburse the Administrator for out-of-pocket expenses.

Distributor and Shareholder Servicing

The Investment Company has distribution agreements with State Street Global Markets, LLC (the "Distributor"), which is a wholly-owned subsidiary of State Street Corporation, to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

Institutional Class

The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

Notes to Financial Statements

65

SSgA

Equity Funds

Notes to Financial Statements, continued - February 28, 2005 (Unaudited)

The Funds have Shareholder Service Agreements with State Street and the following entities related to State Street: State Street Global Markets LLC ("Global Markets"), Fiduciary Investors Services Division of State Street ("Fiduciary Investors Services"), High Net Worth Services Division of State Street ("High Net Worth Services") and CitiStreet LLC ("CitiStreet") (collectively the "Agents"), as well as several unaffiliated services providers. For these services, each Institutional Class pays .025% to State Street, and a maximum of .175% to each of the other named affiliated Agents, based upon the average daily value of all Institutional Class shares held by or for customers of these Agents. For the period ended February 28, 2005, each Institutional Class paid the following shareholder servicing expenses to affiliated service providers:

Funds	State Street	Global Markets	CitiStreet
Disciplined Equity	$32,498	$553	$10,939
Small Cap	81,355	995	387,176
Core Opportunities	37,158	6,808	126,532
Tuckerman Active REIT	16,703	297	215
Special Equity	1,448	233	536
Aggressive Equity	8,487	244	-
IAM SHARES	21,913	-	339
Large Cap Growth Opportunities	2,623	-	-
Large Cap Value	2,176	-	-

Each Institutional Class did not incur any expenses from Fiduciary Investors Services and High Net Worth Services during the period.

The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets of the Institutional Class on an annual basis.

The shareholder servicing payments shall not exceed .20% of the average daily value of net assets of each Institutional Class on an annual basis. Costs that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The class' responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the class' shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Institutional Class will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of February 28, 2005.

Class R

The Investment Company has a Distribution Plan with respect to the Class R Shares pursuant to Rule 12b-1 (the R Plan) under the 1940 Act. The R Plan allows a fund to pay fees for the sale and distribution of fund shares and for services provided to shareholders by the Distributor or other financial intermediaries. Payments to the Distributor for distribution, marketing, shareholder and administrative services provided to a fund by the Distributor or a financial intermediary are not permitted by the R Plan to exceed 0.70% of a class' average daily net asset value on an annual basis. The Distributor pays financial intermediaries for shareholder and administrative services provided to a fund out of the fee the Distributor receives from the fund. Fees paid to the financial intermediaries providing these services are not permitted by the R Plan to exceed 0.65% of a class' average daily net asset value on an annual basis. Any payments that are required to be made to the Distributor or financial intermediaries that cannot be made because of the limitations contained in the R Plan may be carried forward and paid in the following two fiscal years so long the R Plan is in effect. There were no carryover expenses as of February 28, 2005.

Under the R Plan, the Funds have a distribution agreement with Global Markets. For these services, Class R pays Global Markets 0.05% of the daily net asset value. For the period ended February 28, 2005, the Small Cap Fund Class R paid $82 the Core Opportunities Fund Class R paid $19 and the Aggressive Equity Fund paid $18.

Board of Trustees

The Investment Company paid each Trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for board and committee meetings attended. These expenses are allocated among all of the funds of the Investment Company, except for the Life Solutions Funds, based upon their relative net assets.

Notes to Financial Statements

66

SSgA

Equity Funds

Notes to Financial Statements, continued - February 28, 2005 (Unaudited)

Each Fund has adopted a Deferred Compensation Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustee fees payable. The deferred fees remain invested in certain SSgA Funds until distribution in accordance with the Deferral Plan.

Accrued fees payable to affiliates and trustees as of February 28, 2005 were as follows:

	Disciplined Equity	Small Cap	Core Opportunities	Tuckerman Active REIT	Special Equity	Aggressive Equity	IAM SHARES	Large Cap Growth Opportunities	Large Cap Value
Advisory fees	$50,747	$455,407	$130,273	$71,871	$4,600	$38,678	$35,035	$12,609	$10,598
Administration fees	9,179	36,494	8,003	5,880	2,585	3,724	6,840	2,943	2,875
Custodian fees	3,807	957	1,834	141	-	386	2,172	53	1,457
Distribution fees	-	16,877	35,912	-	1,443	7,035	8,471	4,601	4,525
Shareholder servicing fees	8,668	15,241	47,674	2,764	399	1,910	3,503	5,942	5,635
Transfer agent fees	14,143	14,135	15,142	11,125	8,923	2,535	5,964	4,215	4,209
Trustees' fees	1,904	1,071	2,000	1,854	2,066	2,010	1,921	1,768	1,772
	$88,448	$540,182	$240,838	$93,635	$20,016	$56,278	$63,906	$32,131	$31,071

Beneficial Interest

As of February 28, 2005, the following table includes shareholders (one of which was an affiliate of the Investment Company) with shares of beneficial interest greater than 10% of the total outstanding shares of each respective Fund:.

Funds	# of Shareholders	%
Small Cap	1	82.4
Core Opportunities	2	56.6
Tuckerman Active REIT	3	58.9
Aggressive Equity	3	81.0
IAM SHARES	1	87.5
Large Cap Growth Opportunities	3	98.6
Large Cap Value	3	99.7

5.  Fund Share Transactions

	(amounts in thousands) For the Periods Ended
	Shares		Dollars
Disciplined Equity	February 28, 2005	August 31, 2004	February 28, 2005	August 31, 2004
Proceeds from shares sold	1,989	9,388	$18,226	$80,139
Proceeds from reinvestment of distributions	39	60	354	520
Payments for shares redeemed	(3,325)	(8,617)	(30,889)	(72,842)
Total net increase (decrease)	(1,297)	831	$(12,309)	$7,817

Notes to Financial Statements

67

SSgA

Equity Funds

Notes to Financial Statements, continued - February 28, 2005 (Unaudited)

5.  Fund Share Transactions, continued

	(amounts in thousands) For the Periods Ended
	Shares		Dollars
Small Cap	February 28, 2005	August 31, 2004	February 28, 2005	August 31, 2004
Institutional Class
Proceeds from shares sold	7,738	11,901	$216,390	$296,355
Proceeds from reinvestment of distributions	1,101	23	29,562	521
Payments for shares redeemed	(2,020)	(6,853)	(54,235)	(167,650)
	6,819	5,071	191,717	129,226
Class R
Proceeds from shares sold	19	-	$518	$10
Proceeds from reinvestment of distributions	-	-	-	-
Payments for shares redeemed	-	-	(4)	-
	19	-	514	10
Total net increase (decrease)	6,838	5,071	$192,231	$129,236
Core Opportunities
Institutional Class
Proceeds from shares sold	1,451	4,159	$26,428	$74,476
Proceeds from reinvestment of distributions	80	60	1,489	1,064
Payments for shares redeemed	(8,984)	(8,399)	(167,049)	(150,407)
	(7,453)	(4,180)	(139,132)	(74,867)
Class R
Proceeds from shares sold	5	1	$100	$10
Proceeds from reinvestment of distributions	-	-	-	-
Payments for shares redeemed	-	-	-	-
	5	1	100	10
Total net increase (decrease)	(7,448)	(4,179)	$(139,032)	$(74,857)
Tuckerman Active REIT
Proceeds from shares sold	2,877	4,865	$43,492	$62,219
Proceeds from reinvestment of distributions	500	367	7,652	4,600
Payments for shares redeemed	(2,312)	(5,931)	(34,202)	(72,928)
Total net increase (decrease)	1,065	(699)	$16,942	$(6,109)
Special Equity
Proceeds from shares sold	47	1,028	$511	$10,990
Proceeds from reinvestment of distributions	-	-	-	-
Payments for shares redeemed	(830)	(2,904)	(9,308)	(30,727)
Total net increase (decrease)	(783)	(1,876)	$(8,797)	$(19,737)

Notes to Financial Statements

68

SSgA

Equity Funds

Notes to Financial Statements, continued - February 28, 2005 (Unaudited)

5.  Fund Share Transactions, continued

	(amounts in thousands) For the Periods Ended
	Shares		Dollars
Aggressive Equity	February 28, 2005	August 31, 2004	February 28, 2005	August 31, 2004
Institutional Class
Proceeds from shares sold	707	6,428	$3,667	$32,151
Proceeds from reinvestment of distributions	164	13	857	61
Payments for shares redeemed	(1,950)	(9,181)	(10,318)	(46,635)
	(1,079)	(2,740)	(5,794)	(14,423)
Class R
Proceeds from shares sold	31	2	$167	$10
Proceeds from reinvestment of distributions	-	-	-	-
Payments for shares redeemed	-	-	-	-
	31	2	167	10
Total net increase (decrease)	(1,048)	(2,738)	$(5,627)	$(14,413)
IAM SHARES
Proceeds from shares sold	11	19	$105	$164
Proceeds from reinvestment of distributions	170	244	1,511	2,048
Payments for shares redeemed	(8)	(12)	(75)	(105)
Total net increase (decrease)	173	251	$1,541	$2,107
Large Cap Growth Opportunities
Proceeds from shares sold	155	2,037	$1,471	$20,310
Proceeds from reinvestment of distributions	11	-	107	-
Payments for shares redeemed	(10)	(1)	(96)	(10)
Total net increase (decrease)	156	2,036	$1,482	$20,300
Large Cap Value
Proceeds from shares sold	69	1,618	$685	$16,168
Proceeds from reinvestment of distributions	13	-	131	-
Payments for shares redeemed	(10)	(2)	(105)	(15)
Total net increase (decrease)	72	1,616	$711	$16,153

6.  Interfund Lending Program

The Funds of the Investment Company received from the Securities and Exchange Commission an exemptive order to establish and operate an interfund credit facility. This allows the Funds to directly lend to and borrow money from the SSgA Money Market Fund for temporary purposes in accordance with certain conditions. The Funds will borrow through the program only when the returns are higher than those available from an investment in repurchase agreements or short term reserves. The borrowing Funds are charged the average of the current repo rate and the bank loan rate. The Funds will borrow through the Interfund Lending program only when the costs are equal to or lower than the cost of bank loans. Miscellaneous expense on the Statement of Operations of the Disciplined Equity Fund includes $1,267 paid under the Interfund Lending Program for the period ended February 28, 2005.

Notes to Financial Statements

69

SSgA

Equity Funds

Notes to Financial Statements, continued - February 28, 2005 (Unaudited)

7.  Dividends

On March 1, 2005, the Board of Trustees declared the following dividends from net investment income, payable on March 7, 2005 to shareholders of record on March 2, 2005:

Funds	Net Investment Income
Disciplined Equity	$0.0288
Core Opportunities	0.0247
Core Opportunities - Class R	0.0210
Tuckerman Active REIT	0.0185
IAM SHARES	0.0311

8.  Change of Independent Auditor

Based on the recommendation of the Audit Committee of the Funds, the Board of Trustees has determined not to retain PricewaterhouseCoopers LLP as the Funds' independent auditor, and voted to appoint Deloitte & Touche LLP for the fiscal year ended August 31, 2005. During the two most recent fiscal years, PricewaterhouseCoopers LLP's audit reports contained no adverse opinion or disclaimer of opinion; nor were their reports qualified as to uncertainty, audit scope or accounting principles. Further, there were no disagreements between the Funds and PricewaterhouseCoopers LLP on accounting principles, financial statements disclosure or audit scope, which, if not resolved to the satisfaction of PricewaterhouseCoopers LLP, would have caused them to make reference to the disagreement in their reports.

Notes to Financial Statements

70

SSgA
Equity Funds

Shareholder Requests for Additional Information - February 28, 2005 (Unaudited)

The Funds have adopted the proxy voting policies of the adviser. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds' Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Funds will file their complete Schedules of Investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q is available (i) without charge, upon request, by calling the Funds at (800)647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange commission's public reference room.

Shareholder Requests for Additional Information

71

SSgA
Equity Funds

Disclosure of Information about Fund Trustees and Officers -
February 28, 2005 (Unaudited)

The following tables provide information for each trustee and certain officers of the Investment Company, which consists of 26 funds. The first table provides information for trustees who are interested persons. The second table provides information for the independent trustees. The third table provides information for the officers.

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INTERESTED TRUSTEES

Lynn L. Anderson, Age 65 909 A Street Tacoma, WA 98402	Trustee since 1988 Interested Person of the SSgA Funds (as defined in the 1940 Act) due to his employment by the parent company of the Administrator Chairman of the Board and President Member, Governance Committee Member, Valuation Committee	Appointed until successor is duly elected and qualified Until successor is chosen and qualified by the Trustees.	• Vice Chairman, Frank Russell Company; • Chairman of the Board, Frank Russell Investment Company Funds, Russell Investment Funds, and Frank Russell Trust Company; and • Chief Executive Officer, Russell Fund Distributors.	26	• Trustee, Frank Russell Investment Company Funds and Russell Investment Funds (investment companies).

Agustin J. Fleites Age 39 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Principal Executive Officer and Chief Executive Officer since 2003 Trustee since 2004	Appointed until successor is duly elected and qualified	• 2002 to Present, President, SSgA Funds Management, Inc. • 2001 to Present, Senior Principal, State Street Global Advisors; Managing Director, Advisor Strategies; • 1999 to 2001, Principal, Head of Exchange Traded Funds, Offshore Funds and SSgA Latin America; and • 1993-1999, Principal, Head of Asset Allocation Strategies.	26	None

Disclosure of Information about Fund Trustees and Officers

72

SSgA
Equity Funds

Disclosure of Information about Fund Trustees and Officers, continued -
February 28, 2005 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES

William L. Marshall Age 62 33 West Court Street Doylestown, PA 18901	Trustee since 1988 Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee	Appointed until successor is duly elected and qualified	• Chief Executive Officer and President, Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment advisor and provider of financial and related consulting services); • Certified Financial Planner and Member, Financial Planners Association; and • Registered Representative and Principal for Securities with Cambridge Investment Research, Inc., Fairfield, Iowa.	26	None

Steven J. Mastrovich Age 48 623 Clapboard Street Westwood, MA 02090	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee	Appointed until successor is duly elected and qualified	• September 2000 to Present, Global Head of Structured Real Estate, J.P. Morgan Investment Management (private real estate investment for clients primarily outside of the US to locate private real estate investments in the US); • January 2000 to September 2000, Managing Director, HSBC Securities (USA) Inc.; • From 1998 to 2000, President, Key Global Capital, Inc.; • From 1997 to 1998, Partner, Squire, Sanders & Dempsey (law firm); and • From 1994 to 1997, Partner, Brown, Rudnick, Freed & Gesmer (law firm).	26	None

Patrick J. Riley Age 56 One Corporate Place 55 Ferncroft Road Danvers, MA 01923	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committe	Appointed until successor is duly elected and qualified	• 2003 to Present, Associate Justice, Commonwealth of Massachusetts Superior Court; and • 1985-2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm).	26	Director – SSgA Cash Management Fund PLC, State Street Global Advisors Ireland, Ltd. (investment companies)

Disclosure of Information about Fund Trustees and Officers

73

SSgA
Equity Funds

Disclosure of Information about Fund Trustees and Officers, continued -
February 28, 2005 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

Richard D. Shirk Age 59 1180 Brookgate Way, NE Atlanta, GA 30319-2877	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee	Appointed until successor is duly elected and qualified	• March 2001 to April 2002, Chairman, Cerulean Companies, Inc. (holding company) (Retired); • 1996 to March 2001, President and Chief Executive Officer, Cerulean Companies, Inc.; • 1992 to March 2001, President and Chief Executive Officer, Blue Cross/ Blue Shield of Georgia; • 1993 to November 2001, Chairman and Board Member, Georgia Caring for Children Foundation (private foundation); • November 1998 to Present, Board Member, Healthcare Georgia Foundation (private foundation); and • September 2002 to Present, Board Member, Amerigroup Corp.	26	Listed under Principal Occupations

Bruce D. Taber Age 61 26 Round Top Road Boxford, MA 01921	Trustee since 1991 Member, Audit Committee Member, Governance Committee Member, Valuation Committee	Appointed until successor is duly elected and qualified	• Consultant, Computer Simulation, General Electric Industrial Control Systems.	26	Director – SSgA Cash Management Fund PLC, State Street Global Advisors Ireland, Ltd. (investment companies).

Henry W. Todd Age 57 150 Domorah Drive Montgomeryville, PA 18936	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee	Appointed until successor is duly elected and qualified	• Chairman, President and CEO, A.M. Todd Group, Inc.; and • President and CEO, Zink & Triest Co., Inc. (dealer in vanilla flavor materials).	26	Director – SSgA Cash Management Fund PLC, State Street Global Advisors Ireland, Ltd. (investment companies).

Disclosure of Information about Fund Trustees and Officers

74

SSgA
Equity Funds

Disclosure of Information about Fund Trustees and Officers, continued -
February 28, 2005 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years
OFFICERS

J. David Griswold Age 47 909 A Street Tacoma, WA 98402	Vice President and Secretary since 1994 Chief Legal Officer since 2003	Until successor is chosen and qualified by Trustees	• Director – Global Regulatory Policy and Assistant Secretary, Frank Russell Company (institutional financial consultant);
• Assistant Secretary and Associate General Counsel, Director – Global Regulatory Policy, Frank Russell Investment Management Company (investment management);
• Director – Global Regulatory Policy, Russell Real Estate Advisors, Inc. (investment management);
• Assistant Secretary and Associate General Counsel, Frank Russell Capital Inc. (investment advisor of private equity funds), and Frank Russell Investments (Delaware), Inc. (member of general partner of private equity funds); Russell Fund Distributors, Inc. (mutual fund broker-dealer and underwriter);
• Director, Secretary and Associate General Counsel, Frank Russell Securities, Inc. (institutional brokerage firm); and
• Director, Frank Russell Canada Limited/Limitee (institutional financial consultant) and Total Risk Management Pty Limited (Approved Trustee for superannuation fund outsourcing clients).

James Ross Age 39 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Vice President since 2002	Until successor is chosen and qualified by Trustees	• 2001 to Present, Principal, SSgA Funds Management, Inc.;
• 2000 to Present, Principal, State Street Global Advisors;
• 1992 to 2000, Vice President, State Street Corporation; and
• 2000 to Present, Vice President, StreetTracks Series Trust.

Mark E. Swanson Age 41 909 A Street Tacoma, WA 98402	Treasurer and Principal Accounting Officer since 2000	Until successor is chosen and qualified by Trustees	• Director – Investment Operations, Frank Russell Investment Management Company and Frank Russell Trust Company; and
• Treasurer and Chief Accounting Officer, Frank Russell Investment Company and Russell Investment Funds.

Peter A. Ambrosini Age 61 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Chief Compliance Officer since 2004	Until successor is chosen and qualified by Trustees	• February 2001 to present, Senior Principal, Chief Compliance and Risk Management Officer, State Street Global Advisors;
• 2001 to present, Chief Compliance Officer, SSgA Funds Management, Inc.; and
• September 1985 to February 2001, Managing Director, Regulatory Compliance Consulting Group, PricewaterhouseCoopers.

Disclosure of Information about Fund Trustees and Officers

75

SSgA
Equity Funds

State Street Financial Center

One Lincoln Street
Boston, Massachusetts 02111-2900
(800) 647-7327

Trustees

Lynn L. Anderson, Chairman

Agustin J. Fleites

William L. Marshall

Steven J. Mastrovich

Patrick J. Riley

Richard D. Shirk

Bruce D. Taber

Henry W. Todd

Officers

Lynn L. Anderson, President

Agustin J. Fleites, Principal Executive Officer and CEO

Mark E. Swanson, Treasurer and Principal Accounting Officer

J. David Griswold, Vice President and Secretary

James Ross, Vice President

Deedra S. Walkey, Assistant Secretary

Ross E. Erickson, Assistant Treasurer

David J. Craig, Assistant Treasurer

Carla L. Anderson, Assistant Secretary

Investment Adviser

SSgA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Custodian, Transfer Agent and Office of Shareholder Inquiries

State Street Bank and Trust Company

1776 Heritage Drive

North Quincy, Massachusetts 02171

Distributor

State Street Global Markets, LLC

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Administrator

Frank Russell Investment Management Company

909 A Street

Tacoma, Washington 98402

Legal Counsel

Goodwin Procter LLP

Exchange Place

Boston, Massachusetts 02109

Fund Management and Service Providers

76

DESAR-02/05 (43542)

Item 2. Code of Ethics [Annual Report Only]

Item 3. Audit Committee Financial Expert. [Annual Report Only]

Item 4. Principal Accountant Fees and Services. [Annual Report Only]

Item 5. Audit Committee of Listed Registrants.  [Annual Report Only]

Item 6. [Included in Item 1]

Items 7-9. [Not Applicable]

Item 10. Submission of Matters to a Vote of Security Holders

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures

(a) Registrant’s principal executive officer and principal financial officer have concluded that Registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no significant changes in Registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

Item 12. Exhibit List

(a) certification for principal executive officer of Registrant as required by Rule 30a-2 under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2 under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SSgA FUNDS

By:	/s/ Agustin J. Fleites
Agustin J. Fleites
Principal Executive Officer and Chief Executive Officer

Date: April 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Agustin J. Fleites
Agustin J. Fleites
Principal Executive Officer and Chief Executive Officer

Date: April 22, 2005

By:	/s/ Mark E. Swanson
Mark E. Swanson
Principal Financial Officer, Principal Accounting Officer and Treasurer

Date: April 21, 2005